UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 07121 )

Exact name of registrant as specified in charter: Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: October 1, 2006— March 31, 2007

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Asset Allocation Funds

3|31|07

Semiannual Report

PUTNAM INVESTMENTS

ASSET ALLOCATION FUNDS
invest in a mix of asset classes
to help weather changing market
environments.

What makes Putnam different?

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

A time-honored tradition
in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their financial representatives can build diversified portfolios.

A commitment to doing
what’s right for investors

We have below-average expenses and stringent investor protections, and provide a wealth of information about the Putnam funds.

Industry-leading service

We help investors, along with their financial representatives, make informed investment decisions with confidence.

Putnam
Asset Allocation
Funds

3| 31| 07
Semiannual Report

Message from the Trustees	2
About the funds	4
Report from the fund managers	7
Performance	14
Expenses	19
Portfolio turnover	22
Risk	23
Your fund’s management	24
Terms and definitions	27
Trustee approval of management contract	29
Other information for shareholders	37
Financial statements	38
Brokerage commissions	195

Message from the Trustees

Dear Fellow Shareholder

Although the global economy continues to demonstrate healthy growth, it has become evident that certain sectors of the U.S. economy have slowed somewhat. Volatility in the financial markets has been on the rise, reflecting increased uncertainty about the potential impact of problems in the housing market. However, we have also seen indications that inflation is stabilizing and the unemployment rate is declining. We consequently believe the resilience of the U.S. economy will enable it to weather this period of uncertainty.

As you may have heard, on February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco is a financial services holding company with operations in Canada, the United States, and Europe and is a member of the Power Financial Corporation group of companies. This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of Putnam funds at shareholder meetings scheduled for May 15, 2007. We currently expect the transaction to be completed by the middle of 2007.

Putnam’s team of investment and business professionals will continue to be led by Putnam President and Chief Executive Officer Ed Haldeman. Your Trustees have been actively involved through every step of the discussions, and we will continue in our role of overseeing the Putnam funds on your behalf.

In the following pages, members of your fund’s management team discuss fund performance and strategies for the fiscal period ended March 31, 2007, and provide their outlook for the months ahead. As always, we thank you for your support of the Putnam funds.

Putnam Asset Allocation Funds:
diversification made easy

Putnam Asset Allocation Funds provide balanced diversification through three portfolios — Growth, Balanced, and Conservative —designed for investors with different goals and attitudes toward risk. Each portfolio has a distinct objective and a target mix of stocks and bonds. The mix of holdings is rebalanced regularly as the funds’ managers take profits on investments that have outperformed and invest the proceeds in areas they believe offer greater future potential. Spreading fund holdings across a variety of asset classes has been shown time and again to be a prudent strategy for long-term investors because it helps smooth the ups and downs of the market.

Combining insights gained from proprietary research with expertise in the tools and concepts of diversification, Putnam’s asset allocation specialists create investment strategies for each of the Putnam Asset Allocation Funds. These strategies integrate the global perspective of an experienced portfolio management team, flexible weightings of asset classes in accordance with their perceived attractiveness, and analysis to add value within each asset class.

The funds’ management team also draws on the resources of Putnam’s global research group, which covers more than 1,000 securities worldwide; recommendations of Putnam’s investment-style teams based on their in-depth analysis of specific market segments; and input from the firm’s economists, market strategists, and currency specialists.

This comprehensive approach, incorporating the insights of many specialists, helps the funds adhere to consistent investment objectives as they seek to exploit ever-changing market conditions.

Putnam Asset Allocation Funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The portfolios can invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The use of derivatives involves special risks and may result in losses.

The portfolios can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any fund with a significant portion of its assets invested in bonds.

Diversification does not ensure a profit or protect against loss. It is possible to lose money in a diversified portfolio.

The portfolios invest in a wide range of securities across
10 distinct asset classes and are actively rebalanced to manage risk.

Putnam Asset Allocation Funds balance diversified global investments in stocks, bonds, and money market instruments in varying proportions. The Growth, Balanced, and Conservative Portfolios seek capital appreciation, total return, and total return consistent with preservation of capital, respectively.

Highlights

• For the six months ended March 31, 2007, Putnam Asset Allocation Funds: Growth Portfolio’s class A shares returned 8.72% before sales charges. The portfolio’s benchmark, the Russell 3000 Index, returned 8.49%, and the Putnam Growth Blended Benchmark returned 9.09% for the period. The average return for the portfolio’s Lipper category, Mixed-Asset Target Allocation Growth Funds, was 7.01% .

• For the six months ended March 31, 2007, Putnam Asset Allocation Funds: Balanced Portfolio’s class A shares returned 6.19% before sales charges. The portfolio’s benchmark, the Russell 3000 Index, returned 8.49%, and the Putnam Balanced Blended Benchmark returned 7.05% for the period. The average return for the portfolio’s Lipper category, Mixed-Asset Target Allocation Growth Funds, was 7.01% ..

• For the six months ended March 31, 2007, Putnam Asset Allocation Funds: Conservative Portfolio’s class A shares returned 3.94% before sales charges. The portfolio’s benchmark, the Lehman Aggregate Bond Index, returned 2.76%, and the Putnam Conservative Blended Benchmark returned 5.01% for the period. The average return for the portfolio’s Lipper category, Mixed-Asset Target Allocation Conservative Funds, was 4.60% .

• Additional fund performance, comparative performance, and Lipper data can be found in the performance section beginning on page 14.

Report from the fund managers

The period in review

For the six months ended March 31, 2007, all three Putnam Asset Allocation Funds posted solid returns. Based on results before sales charges, performance for two of the portfolios, Growth and Conservative, surpassed that of their broad-market benchmarks. In addition, the Growth Portfolio’s results surpassed the average return for its Lipper peer group. However, all three portfolios underperformed their blended benchmarks, which are targeted combinations of stock and bond indexes designed to approximate each portfolio’s asset class diversification. While all three portfolios benefited from strong stock selection in international markets, the management team’s tactical asset allocation strategies (short-term movements made to take advantage of perceived market inefficiencies) detracted from performance during the period. The team’s currency strategies in the three portfolios generally aided results.

Performance

Total return for class A shares for periods ended 3/31/07

	Growth Portfolio		Balanced Portfolio		Conservative Portfolio
(inception dates)	(2/8/94)		(2/7/94)		(2/7/94)
	Before sales	After sales	Before sales	After sales	Before sales	After sales
	charge	charge	charge	charge	charge	charge

Annual average
(life of fund)	9.44%	8.99%	8.26%	7.82%	6.75%	6.32%

10 years	119.99	108.40	96.36	86.11	80.30	70.82
Annual average	8.20	7.62	6.98	6.41	6.07	5.50

5 years	57.27	48.96	39.35	32.04	35.04	27.98
Annual average	9.48	8.30	6.86	5.72	6.19	5.06

3 years	41.74	34.27	29.49	22.69	18.27	12.06
Annual average	12.33	10.32	9.00	7.05	5.75	3.87

1 year	12.26	6.41	9.86	4.09	7.09	1.50

6 months	8.72	3.00	6.19	0.59	3.94	–1.50

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. After sales charge returns reflect a maximum 5.25% load. For a portion of the periods, the funds may have limited expenses, without which returns would have been lower. A 1% short-term trading fee may apply. To obtain the most recent month-end performance, visit www.putnam.com.

Market overview

Global stock markets recorded healthy gains during the six-month period, buoyed by strengthening economies in Europe and Japan. Volatility increased in U.S. markets as investors grappled with the price of oil, the state of the housing market, and uncertainty over the intentions of the Federal Reserve (the Fed). Despite these issues, mergers and acquisitions and generally positive corporate earnings sent the S&P 500 Index to its highest level over the past six years early in February. By month-end, these gains were undercut by the after-effects of a 9% drop in China’s stock market.

International markets performed well, as stocks benefited from strong global economic activity. Merger-and-acquisition activity provided much of the spark for market gains, as the leveling of national barriers in Europe created a larger supply of target companies. Though European equity markets were caught in the global downdraft that followed the sell-off in China, the region rebounded in March. Pacific markets, hit hard in November by a weakened U.S. dollar, rebounded in December, though much of their progress was subsequently offset by the Chinese equity downturn.

The period also saw a relatively benign environment for fixed-income investments. The U.S. yield curve (a graphical representation of the difference in yield between short-term and long-term securities) remained inverted, possibly reflecting expectations that the Fed would lower short-term interest rates. We believe this now appears

Market sector performance

These indexes provide an overview of performance in different market sectors for the six months ended 3/31/07.

Equities

S&P 500 Index (broad stock market)	7.38%

MSCI EAFE Index (international stocks)	14.85%

Russell 1000 Index (large-company stocks)	8.25%

Russell 2000 Index (small-company stocks)	11.02%

Bonds

Lehman Aggregate Bond Index (broad bond market)	2.76%

Lehman Credit Index (corporate bonds)	2.87%

JPMorgan Developed High Yield Index (high-yield corporate bonds)	7.51%

unlikely. Global high-yield bond performance led the fixed-income universe, and bonds from emerging markets strengthened as well. The U.S. dollar lost some early gains over the Japanese yen, and continued to struggle against other currencies, losing ground to the British pound and the euro.

Strategy overview:
Growth Portfolio

The Growth Portfolio outperformed the Russell 3000 Index for the period, while modestly underperforming its blended benchmark. The portfolio’s flexible investment approach seeks to outperform the stock market over a full market cycle with less volatility than the market. The team invests approximately 80% of the fund’s assets in stocks of large, midsize, and small companies, and about 20% in bonds. During the period, we adjusted our market exposure so that, relative to the blended benchmark, we emphasized international stocks over U.S. equities and U.S. fixed income over international bonds.

The international equity component was the leading contributor to performance; it benefited from favorable stock selection within countries — Austria, Switzerland, and the United Kingdom —and sectors, including holdings in basic materials, transportation, and financials. The portfolio also benefited from its weighting in emerging-market equities for the first part of the period; we later trimmed the position, taking profits.

Active currency management added some value; overweighting the euro

Growth Portfolio:
Comparison of equity and fixed-income weightings

This chart shows how the fund’s top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

versus the U.S. dollar was successful as the euro appreciated. Untimely positioning on the British pound, however, neutralized a significant portion of the euro gains.

The most significant detractor from performance resulted from our tactical asset allocation strategy. While the portfolio’s overweight position in U.S. large-cap equities was positive, that benefit was offset by underweight positions in European large-cap equities and Canadian bonds and an overweight position in German debt.

Strategy overview: Balanced Portfolio

The Balanced Portfolio underperformed both its blended benchmark and the Russell 3000 Index. The portfolio is designed to achieve results competitive with the stock market but with less volatility, following a flexible investment approach. The team invests approximately 60% of the fund’s assets in stocks of large, midsize, and small companies, and approximately 40% in bonds. During the period, we adjusted our market exposure so that, relative to the blended benchmark, we slightly emphasized U.S. bonds over international fixed income and international stocks over U.S. equities.

Stock selection within the international equity, U.S. small-cap growth, and U.S. small-cap value arenas contributed to performance. The portfolio’s underweight exposure to U.S. fixed income also aided results as equity markets and

Balanced Portfolio:
Comparison of equity and fixed-income weightings

This chart shows how the fund’s top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

higher-yielding fixed-income securities assumed a leadership role during the period. Within fixed income, successful security selection, together with moderately favorable balance of maturities, also boosted results.

The most significant detractors from performance for the period involved our tactical asset allocation strategy and unfavorable stock selection within the U.S. all-cap component. The portfolio’s underweight positions in European large-cap equities and Canadian bonds limited its ability to benefit from their strength, while an overweight position in German debt magnified the impact of its weakness during the period.

The portfolio’s U.S. all-cap growth component suffered from unfavorable selection within the technology and financial sectors and underperformed its custom benchmark (75% Russell 1000 Index/25% Russell 2000 Index).

Active currency management added some value. Our decision to favor the euro over the U.S. dollar was successful as the euro appreciated. Untimely positioning on the pound sterling, however, neutralized a significant portion of the euro gains.

Strategy overview:
Conservative Portfolio

The Conservative Portfolio outperformed its broad-market benchmark, the Lehman Aggregate Bond Index, but underperformed its blended index. The portfolio follows a flexible investment

Conservative Portfolio:
Comparison of equity and fixed-income weightings

This chart shows how the fund’s top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

approach designed to avoid losses while participating in rising markets worldwide. It invests approximately 70% of its assets in bonds to generate income. There is also a stock component, intended to protect against inflation while providing a return potentially greater than a pure fixed-income investment. During the period, we adjusted our market exposure so that, relative to the blended benchmark, we slightly emphasized U.S. bonds over international fixed income and international stocks over U.S. equities.

The portfolio, which was positioned for a low-return environment, benefited from an overweight allocation to and strong selection in international equities. A lower-than-target weighting to U.S. fixed-income securities and strong security selection among these issues also benefited results. Especially beneficial was our emphasis on collateralized mortgage-backed securities (CMBS) and asset-backed securities (ABS) over U.S. Treasuries.

The active currency strategy we employed benefited returns for the period, especially our decision to maintain an overweight position in the Australian dollar and British pound. However, the portfolio had a modest underweight position in euros, relative to the blended benchmark, which was a slight detractor from performance as the euro strengthened.

The most significant detractors from performance for the period involved our tactical asset allocation strategy and unfavorable stock selection within the U.S. all-cap component. The portfolio’s underweight positions in European large-cap equities and Canadian bonds limited its ability to benefit from their strength, while a larger-than-benchmark position in German government bonds increased the impact of their weakness.

The portfolio’s U.S. all-cap growth component suffered from unfavorable selection within the technology and financial sectors.

The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team’s plans for responding to them.

Looking ahead, we anticipate continued volatility in the U.S. securities markets as the aftermath of the subprime mortgage problems subsides, and as earnings reports confirm that profit growth has peaked. In particular, we expect volatility in financial stocks, in homebuilding stocks, and in consumer durables. Similarly, we expect stresses on the fixed-income markets to bring about larger differences in yield across many categories of bonds with credit risk, as investors’ risk aversion grows. We believe U.S. interest rates will likely remain level in coming months, and are as likely to end the year above as below today’s levels.

Global economic momentum has become increasingly independent of the pace of U.S. growth, which contributes to our ongoing bullishness with regard to non-U.S. markets. We also continue to favor developed markets over emerging markets because we anticipate heightened volatility in emerging markets in the months ahead. Amid a generally robust global economic climate, monetary policy outside the United States seems set to continue its tightening. Most notably, the economies of Continental Europe and Japan are accelerating, so their central banks are likely to keep raising rates. With regard to currency, at present we favor the Australian dollar over the Japanese yen and the U.S. dollar. We are also emphasizing the euro, given the eurozone’s relatively attractive economic growth and interest rates.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Putnam Asset Allocation Funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The portfolios can invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

The portfolios can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. The use of derivatives involves special risks and may result in losses. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any fund with a significant portion of its assets invested in bonds.

Diversification does not ensure a profit or protect against loss. It is possible to lose money in a diversified portfolio.

Putnam Asset Allocation: Growth Portfolio, Balanced Portfolio, and Conservative Portfolio are series of Putnam Asset Allocation Funds, a registered investment company.

Your fund’s performance

This section shows your fund’s performance for periods ended March 31, 2007, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Growth Portfolio

Fund performance

Total return for periods ended 3/31/07

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/8/94)		(2/16/94)		(9/1/94)		(2/3/95)		(1/21/03)	(7/14/94)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	9.44%	8.99%	8.62%	8.62%	8.58%	8.58%	8.89%	8.61%	9.16%	9.71%

10 years	119.99	108.40	103.90	103.90	103.95	103.95	109.36	102.51	114.35	125.40
Annual average	8.20	7.62	7.38	7.38	7.39	7.39	7.67	7.31	7.92	8.47

5 years	57.27	48.96	51.31	49.31	51.49	51.49	53.34	48.30	55.24	59.26
Annual average	9.48	8.30	8.64	8.35	8.66	8.66	8.93	8.20	9.19	9.75

3 years	41.74	34.27	38.50	35.50	38.54	38.54	39.59	35.11	40.64	42.86
Annual average	12.33	10.32	11.47	10.66	11.48	11.48	11.76	10.55	12.04	12.63

1 year	12.26	6.41	11.36	6.36	11.39	10.39	11.61	7.96	11.91	12.54

6 months	8.72	3.00	8.20	3.20	8.27	7.27	8.37	4.84	8.52	8.85

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After sales charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.25% and 3.25% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year and is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information

For the six-month period ended 3/31/07

Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		—	1	1		1	1

Income	$0.080		—	$0.003	$0.015		$0.061	$0.107

Capital gains	—		—	—	—		—	—

Total	$0.080		—	$0.003	$0.015		$0.061	$0.107

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/06	$13.32	$14.06	$13.05	$12.86	$13.09	$13.53	$13.18	$13.44

3/31/07	14.40	15.20	14.12	13.92	14.17	14.65	14.24	14.52

* Dividend sources are estimated and may vary based on final tax calculations after the fund’s fiscal year-end.

Balanced Portfolio

Fund performance

Total return for periods ended 3/31/07

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/7/94)		(2/11/94)		(9/1/94)		(2/6/95)		(1/21/03)	(7/5/94)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	8.26%	7.82%	7.46%	7.46%	7.40%	7.40%	7.74%	7.47%	7.97%	8.52%

10 years	96.36	86.11	82.17	82.17	81.88	81.88	86.61	80.61	91.02	101.32
Annual average	6.98	6.41	6.18	6.18	6.16	6.16	6.44	6.09	6.69	7.25

5 years	39.35	32.04	34.25	32.25	34.13	34.13	35.95	31.57	37.27	41.18
Annual average	6.86	5.72	6.07	5.75	6.05	6.05	6.33	5.64	6.54	7.14

3 years	29.49	22.69	26.72	23.72	26.55	26.55	27.62	23.46	28.21	30.52
Annual average	9.00	7.05	8.21	7.35	8.17	8.17	8.47	7.28	8.64	9.28

1 year	9.86	4.09	9.09	4.09	9.05	8.05	9.32	5.74	9.57	10.20

6 months	6.19	0.59	5.83	0.83	5.83	4.83	5.94	2.48	6.09	6.30

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After sales charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.25% and 3.25% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year and is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information

For the six-month period ended 3/31/07

Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	2		2	2	2		2	2

Income	$0.112		$0.066	$0.069	$0.082		$0.097	$0.127

Capital gains	—		—	—	—		—	—

Total	$0.112		$0.066	$0.069	$0.082		$0.097	$0.127

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/06	$11.86	$12.52	$11.78	$11.66	$11.84	$12.24	$11.79	$11.88

3/31/07	12.48	13.17	12.40	12.27	12.46	12.88	12.41	12.50

* Dividend sources are estimated and may vary based on final tax calculations after the fund’s fiscal year-end.

Conservative Portfolio

Fund performance

Total return for periods ended 3/31/07

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/7/94)		(2/18/94)		(9/1/94)		(2/7/95)		(1/21/03)	(7/14/94)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	6.75%	6.32%	5.94%	5.94%	5.93%	5.93%	6.19%	5.92%	6.56%	7.00%

10 years	80.30	70.82	66.74	66.74	67.13	67.13	70.74	65.21	77.64	84.45
Annual average	6.07	5.50	5.25	5.25	5.27	5.27	5.50	5.15	5.91	6.31

5 years	35.04	27.98	29.65	27.65	29.82	29.82	31.24	26.98	34.61	36.48
Annual average	6.19	5.06	5.33	5.00	5.36	5.36	5.59	4.89	6.12	6.42

3 years	18.27	12.06	15.42	12.42	15.86	15.86	16.42	12.64	18.33	19.25
Annual average	5.75	3.87	4.90	3.98	5.03	5.03	5.20	4.05	5.77	6.04

1 year	7.09	1.50	6.34	1.34	6.46	5.46	6.60	3.18	7.11	7.37

6 months	3.94	–1.50	3.58	–1.42	3.69	2.69	3.71	0.33	3.89	4.08

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After sales charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.25% and 3.25% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year and is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information

For the six-month period ended 3/31/07

Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.146		$0.109	$0.109	$0.121		$0.134	$0.158

Capital gains	—		—	—	—		—	—

Total	$0.146		$0.109	$0.109	$0.121		$0.134	$0.158

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/06	$9.59	$10.12	$9.50	$9.49	$9.50	$9.82	$9.67	$9.57

3/31/07	9.82	10.36	9.73	9.73	9.73	10.06	9.91	9.80

* Dividend sources are estimated and may vary based on final tax calculations after the fund’s fiscal year-end.

Comparative index returns

For periods ended 3/31/07

			Lipper Mixed-Asset	Lipper Mixed-Asset
			Target Allocation	Target Allocation
		Lehman Aggregate	Conservative Funds	Growth Funds
	Russell 3000 Index	Bond Index	category average*	category average†

Annual average
(life of fund)	10.77%	6.21%	7.67%	8.34%

10 years	130.00	86.92	85.11	104.63
Annual average	8.69	6.46	6.28	7.28

5 years	41.78	29.79	30.61	37.61
Annual average	7.23	5.35	5.43	6.50

3 years	36.18	10.25	15.44	27.72
Annual average	10.84	3.31	4.86	8.44

1 year	11.28	6.59	7.15	9.55

6 months	8.49	2.76	4.60	7.01

Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6 month and 1-, 3-, 5-, 10-year and life-of-fund periods ended 3/31/07, there were 388, 364, 214, 106, 42, and 8 funds, respectively, in this Lipper category.

† Over the 6 month and 1-, 3-, 5-, 10-year and life-of-fund periods ended 3/31/07, there were 640, 611, 504, 376, 198, and 94 funds, respectively, in this Lipper category.

Growth Portfolio

Fund’s annual operating expenses

For the fiscal year ended 9/30/06

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual fund
operating expenses	1.23%	1.98%	1.98%	1.73%	1.48%	0.98%

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report.

Balanced Portfolio

Fund’s annual operating expenses

For the fiscal year ended 9/30/06

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual fund
operating expenses	1.11%	1.86%	1.86%	1.61%	1.36%	0.86%

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report.

Conservative Portfolio

Fund’s annual operating expenses

For the fiscal year ended 9/30/06

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual fund
operating expenses	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each of the three Putnam Asset Allocation Funds from October 1, 2006, to March 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio
Expenses paid per $1,000*	$ 6.09	$ 9.97	$ 9.97	$ 8.68	$ 7.38	$ 4.79

Ending value (after expenses)	$1,087.20	$1,082.00	$1,082.70	$1,083.70	$1,085.20	$1,088.50

Balanced Portfolio
Expenses paid per $1,000*	$ 5.45	$ 9.29	$ 9.29	$ 8.01	$ 6.73	$ 4.17

Ending value (after expenses)	$1,061.90	$1,058.30	$1,058.30	$1,059.40	$1,060.90	$1,063.00

Conservative Portfolio
Expenses paid per $1,000*	$ 5.85	$ 9.64	$ 9.65	$ 8.38	$ 7.12	$ 4.58

Ending value (after expenses)	$1,039.40	$1,035.80	$1,036.90	$1,037.10	$1,038.90	$1,040.80

* Expenses for each share class are calculated using each fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/07. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2007, use the calculation method below. To find the value of your investment on October 1, 2006, go to www.putnam.com and log on to your account. Click on the “Transaction History” tab in your Daily Statement and enter 10/01/2006 in both the “from” and “to” fields. Alternatively, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in your fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio
Expenses paid per $1,000*	$ 5.89	$ 9.65	$ 9.65	$ 8.40	$ 7.14	$ 4.63

Ending value (after expenses)	$1,019.10	$1,015.36	$1,015.36	$1,016.60	$1,017.85	$1,020.34

Balanced Portfolio
Expenses paid per $1,000*	$ 5.34	$ 9.10	$ 9.10	$ 7.85	$ 6.59	$ 4.08

Ending value (after expenses)	$1,019.65	$1,015.91	$1,015.91	$1,017.15	$1,018.40	$1,020.89

Conservative Portfolio
Expenses paid per $1,000*	$ 5.79	$ 9.55	$ 9.55	$ 8.30	$ 7.04	$ 4.53

Ending value (after expenses)	$1,019.20	$1,015.46	$1,015.46	$1,016.70	$1,017.95	$1,020.44

* Expenses for each share class are calculated using each fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/07. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using industry averages

You can also compare your fund’s expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund’s average net assets have been used to pay ongoing expenses during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio
annualized expense ratio	1.17%	1.92%	1.92%	1.67%	1.42%	0.92%

Average annualized expense
ratio for Lipper peer group*	1.26%	2.01%	2.01%	1.76%	1.51%	1.01%

Balanced Portfolio
annualized expense ratio	1.06%	1.81%	1.81%	1.56%	1.31%	0.81%

Average annualized expense
ratio for Lipper peer group*	1.26%	2.01%	2.01%	1.76%	1.51%	1.01%

Conservative Portfolio
annualized expense ratio	1.15%	1.90%	1.90%	1.65%	1.40%	0.90%

Average annualized expense
ratio for Lipper peer group*	1.46%	2.21%	2.21%	1.96%	1.71%	1.21%

* Simple average of the expenses of all front-end load funds in the funds’ Lipper peer group, calculated in accordance with Lipper’s standard method for comparing fund expenses (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). This average reflects each fund’s expenses for its most recent fiscal year available to Lipper as of 3/31/07. To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares other than class Y shares, which do not incur 12b-1 fees. The peer group may include funds that are significantly smaller or larger than the funds, which may limit the comparability of the funds’ expenses to the simple average, which typically is higher than the asset-weighted average.

Your fund’s
portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund’s managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund’s assets within a one-year period. Funds with high turnover may be more likely to generate capital gains and dividends that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

Funds that invest in bonds or other fixed-income instruments may have higher turnover than funds that invest only in stocks. Short-term bond funds tend to have higher turnover than longer-term bond funds, because shorter-term bonds will mature or be sold more frequently than longer-term bonds. You can use the table below to compare your fund’s turnover with the average turnover for funds in its Lipper category.

Turnover comparisons

Percentage of holdings that change every year

	2006	2005	2004	2003	2002

Growth Portfolio*	85%	112%	120%	126%	82%

Lipper Mixed-Asset Target
Allocation Growth Funds
category average	70%	72%	74%	84%	76%

Balanced Portfolio*	90%	144%	159%	145%	108%

Lipper Mixed-Asset Target
Allocation Growth Funds
category average	70%	72%	74%	84%	76%

Conservative Portfolio*	133%	209%	259%	200%	144%

Lipper Mixed-Asset Target
Allocation Conservative Funds
category average	49%	50%	48%	52%	52%

Turnover data for the fund is calculated based on the fund’s fiscal-year period, which ends on September 30. Turnover data for the fund’s Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund’s portfolio turnover rate to the Lipper average. Comparative data for 2006 is based on information available as of 12/31/06.

* Portfolio turnover excludes dollar roll transactions.

Your fund’s risk

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

Your fund’s Morningstar® Risk

Your fund’s Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of March 31, 2007. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar Risk is an assessment of the variations in a fund’s monthly returns — with an emphasis on downside variations —over a 3-year period, if available. Those measures are weighted and averaged to produce the fund’s Morningstar Risk. A higher risk rating generally indicates that a fund’s monthly returns have varied more widely. The information shown is provided for the funds’ class A shares only; information for other classes of shares may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute or a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2007 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed, and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Your fund’s management

Your fund is managed by the members of the Putnam Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader. Robert Kea and Robert Schoen are Portfolio Members of the funds. The Portfolio Leader and Portfolio Members coordinate the team’s management of the fund.

For a complete listing of the members of the Putnam Global Asset Allocation Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam’s Individual Investor Web site at www.putnam.com.

Investment team fund ownership

The table below shows how much the funds’ current Portfolio Leader and Portfolio Members have invested in the funds and in all Putnam mutual funds (in dollar ranges). Information shown is as of March 31, 2007, and March 31, 2006.

GP	Assets in the Growth Portfolio	• Total assets in all Putnam funds
BP	Assets in the Balanced Portfolio
CP	Assets in the Conservative Portfolio

			$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Jeffrey Knight	2007					GP BP CP		•

Portfolio Leader	2006					GP BP CP		•

Robert Kea	2007	BP CP				GP •

Portfolio Member	2006	BP CP				GP •

Robert Schoen	2007	BP CP				GP •

Portfolio Member	2006	BP CP			GP	•

Trustee and Putnam employee fund ownership

As of March 31, 2007, all of the Trustees of the Putnam funds owned fund shares. The table below shows the approximate value of investments in the funds and all Putnam funds as of that date by the Trustees and Putnam employees. These amounts include investments by the Trustees’ and employees’ immediate family members and investments through retirement and deferred compensation plans.

		Putnam
	Trustees	employees

Growth Portfolio	$954,000	$29,236,000

Balanced Portfolio	5,752,000	8,428,000

Conservative Portfolio	6,675,000	8,461,000

All Putnam funds	98,000,000	458,000,000

Fund manager compensation

The total 2006 fund manager compensation that is attributable to the Growth, Balanced, and Conservative Portfolios is approximately $720,000, $690,000, and $320,000, respectively. These amounts include a portion of 2006 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amounts also include a portion of the 2006 compensation paid to the Chief Investment Officer of the team for his oversight responsibilities, calculated based on the fund assets he oversees taken as a percentage of the total assets he oversees. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the funds’ fiscal period-end. For personnel who joined Putnam Management during or after 2006, the calculation reflects annualized 2006 compensation or an estimate of 2007 compensation, as applicable.

Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Jeffrey Knight is also a Portfolio Leader of Putnam Income Strategies Fund and the ten Putnam RetirementReady® Funds, and a Portfolio Member of The George Putnam Fund of Boston.

Robert Kea and Robert Schoen are also Portfolio Members of Putnam Income Strategies Fund and the ten Putnam RetirementReady Funds.

Jeffrey Knight, Robert Kea, and Robert Schoen may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Changes in your fund’s Portfolio Leader and Portfolio Members

Your fund’s Portfolio Leader and Portfolio Members did not change during the year ended March 31, 2007.

Putnam fund ownership by Putnam’s Executive Board

The table below shows how much the members of Putnam’s Executive Board have invested in all Putnam mutual funds (in dollar ranges). Information shown is as of March 31, 2007, and March 31, 2006.

			$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Philippe Bibi	2007							•

Chief Technology Officer	2006							•

Joshua Brooks	2007							•

Deputy Head of Investments	2006							•

William Connolly	2007							•

Head of Retail Management	2006							•

Kevin Cronin	2007							•

Head of Investments	2006							•

Charles Haldeman, Jr.	2007							•

President and CEO	2006							•

Amrit Kanwal	2007						•

Chief Financial Officer	2006					•

Steven Krichmar	2007							•

Chief of Operations	2006						•

Francis McNamara, III	2007							•

General Counsel	2006							•

Jeffrey Peters	2007							•

Head of International Business	N/A

Richard Robie, III	2007						•

Chief Administrative Officer	2006						•

Edward Shadek	2007							•

Deputy Head of Investments	2006							•

Sandra Whiston	2007							•

Head of Institutional Management	2006						•

N/A indicates the individual was not a member of Putnam’s Executive Board as of 3/31/06.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to eligible purchasers, including eligible defined contribution plans or corporate IRAs.

Comparative indexes

JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Lehman Credit Index is an unmanaged index of investment-grade corporate bonds.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index of equity securities from emerging markets available to non-U.S. investors.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Putnam Balanced Blended Benchmark is a benchmark administered by Putnam Management that is 50% the Russell 3000 Index, 35% the Lehman Aggregate Bond Index, 10% the Morgan Stanley Capital International (MSCI) EAFE Index, and 5% the JPMorgan Developed High Yield Index.

Putnam Conservative Blended Benchmark is a benchmark administered by Putnam Management that is 65% the Lehman Aggregate Bond Index, 25% the Russell 3000 Index, 5% the JPMorgan Developed High Yield Index, and 5% the Morgan Stanley Capital International (MSCI) EAFE Index.

Putnam Growth Blended Benchmark is a benchmark administered by Putnam management that is 60% the Russell 3000 Index, 15% the Morgan Stanley Capital International (MSCI) EAFE Index, 15% the Lehman Aggregate Bond Index, 5% the JPMorgan Developed High Yield Index, and 5% the Morgan Stanley Capital International (MSCI) EMF Index.

Russell 1000 Index is an unmanaged index of the 1,000 largest companies in the Russell 3000 Index.

Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Trustee approval of
management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2006, the Contract Committee met four times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract, effective July 1, 2006.

This approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That such fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the following percentiles in management fees and in the following percentiles in total expenses (less any applicable 12b-1 fees) as of December 31, 2005 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds):

Actual
	Management Fee	Total Expenses
	(percentile)	(percentile)

Putnam Asset Allocation Fund: Conservative Portfolio	1st	20th
Putnam Asset Allocation Fund: Balanced Portfolio	1st	1st
Putnam Asset Allocation Fund: Growth Portfolio	10th	30th

(Because each fund’s custom peer group is smaller than each fund’s broad Lipper peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2007. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception. In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to implement an additional expense limitation for certain funds for the twelve months beginning January 1, 2007 equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper based on the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the Lipper custom peer group data for the period ended December 31, 2005. This additional expense limitation will not be applied to your fund.

• Economies of scale.Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as a fund grows in size and crosses specified asset thresholds. Conversely, as a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds represented an appropriate sharing of economies of scale at current asset levels. In reaching this conclusion, the Trustees considered the Contract Committee’s stated intent to continue to work with Putnam Management to plan for an eventual resumption in the growth of assets, including a study of potential economies that might be produced under various growth assumptions.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis. Because many of the costs incurred by Putnam Management in managing the funds are not readily identifiable to particular funds, the Trustees observed that the methodology for allocating costs is an important factor in evaluating Putnam Management’s costs and profitability, both as to the Putnam funds in the aggregate and as to individual funds. The Trustees reviewed Putnam Management’s cost allocation methodology with the assistance of independent consultants and concluded that this methodology was reasonable and well-considered.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Process Committee of the Trustees and the Investment Oversight Committees of the Trustees, which meet on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. In particular, they noted the important contributions of Putnam Management’s leadership in attracting, retaining and supporting high-quality investment professionals and in systematically implementing an investment process that seeks to merge the best features of fundamental and quantitative analysis. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings of each fund’s class A share cumulative total return performance results. This information is shown in the following table. These rankings were determined on a cumulative-return basis and are for the one-, three- and five-year periods ended March 31, 2006. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. Over the one-, three- and five-year periods ended March 31, 2006, there were 94, 83, and 68 funds, respectively, in the funds’ Lipper peer group. Past performance is no guarantee of future performance.) Where applicable, the table also shows the number of funds in the peer groups for the period; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds. See the discussion that follows for more recent Lipper performance ranking information for the funds. Past performance is no guarantee of future results.

	One-year	Three-year	Five-year
	period	period	period

Putnam Asset Allocation Fund:	92nd	91st	87th
Conservative Portfolio
Lipper Global Flexible Portfolio Funds*

Putnam Asset Allocation Fund:	60th	77th	83rd
Balanced Portfolio
Lipper Global Flexible Portfolio Funds*

Putnam Asset Allocation Fund:	29th	33rd	61st
Growth Portfolio
Lipper Global Flexible Portfolio Funds*

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. Over the one-, three- and five-year periods ended March 31, 2006, there were 94, 83, and 68 funds, respectively, in the funds’ Lipper peer group. Past performance is no guarantee of future performance.) The Trustees noted the disappointing performance for Putnam Asset Allocation Fund: Conservative Portfolio and Putnam Asset Allocation Fund: Balanced Portfolio for the one-, three- and five-year periods ended March 31, 2006 and for the three- and five-year periods ended March 31, 2006, respectively. In this regard, the Trustees considered Putnam Management’s view that one factor in each fund’s underperformance during these periods was that the Lipper Global Flexible Portfolio Funds category to which the fund was assigned based on its investment objective included numerous funds that pursue different investment strategies than the fund. The Trustees also considered each fund’s assignment to new holdings-based Lipper peer groups (Lipper Mixed-Asset Target Allocation Conservative Funds for Putnam Asset Allocation Fund: Conservative Portfolio and Lipper Mixed-Asset Target Allocation Growth Funds for Putnam Asset Allocation Fund: Balanced Portfolio), which Putnam Management believes will be more reflective of the investment strategies of each fund.

* Unrelated to the Trustees’ approval the continuance of each fund’s management contract, in the second quarter of 2006, Lipper re-assigned each fund to a new peer group as follows: Putnam Asset Allocation Fund: Conservative Portfolio (Lipper Mixed-Asset Target Allocation Conservative Funds); Putnam Asset Allocation Fund: Balanced Portfolio (Lipper Mixed-Asset Target Allocation Growth Funds); and Putnam Asset Allocation Fund: Growth Portfolio (Lipper Mixed-Asset Target Allocation Growth Funds). The percentile rankings for class A share annualized total return performance of Putnam Asset Allocation Fund: Conservative Portfolio in its new Lipper category for the one-, five- and ten-year periods ended March 31, 2007, were 48%, 27%, and 47%, respectively. Over the one-, five- and ten-year periods ended March 31, 2007, the fund ranked 175th out of 364, 28th out of 106, and 20th out of 42 funds, respectively. The percentile rankings for class A share annualized total return performance of Putnam Asset Allocation Fund: Balanced Portfolio in its new Lipper category for the one-, five- and ten-year periods ended March 31, 2007, were 38%, 37%, and 55%, respectively. Over the one-, five- and ten-year periods ended March 31, 2007, the fund ranked 227th out of 611, 136th out of 376, and 109th out of 198 funds, respectively. The percentile rankings for class A share annualized total return performance of Putnam Asset Allocation Fund: Growth Portfolio in its new Lipper category for the one-, five- and ten-year periods ended March 31, 2007, were 13%, 10%, and 32%, respectively. Over the one-, five- and ten-year periods ended March 31, 2007, the fund ranked 76th out of 611, 36th out of 376, and 63rd out of 198 funds, respectively. Note that this more recent information was not available when the Trustees approved the continuance of your fund’s management contract.

As a general matter, the Trustees concluded that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Approval of new management contracts in connection with pending change in control

As discussed in the “Message from the Trustees” at the beginning of this shareholder report, on February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of Putnam Management and its affiliates, to Great-West Lifeco Inc., a member of the Power Financial Corporation group of companies. This transaction is subject to regulatory approvals and other conditions, including the approval of new management contracts by shareholders of a substantial number of Putnam funds at shareholder meetings scheduled for May 15, 2007. The transaction is currently expected to be completed by the middle of 2007.

At an in-person meeting on February 8–9, 2007, the Trustees considered the approval of new management contracts for each Putnam fund proposed to become effective upon the closing of the transaction, and the filing of a preliminary proxy statement. At an in-person meeting on March 8–9, 2007, the Trustees considered the approval of the final forms of the proposed new management contracts for each Putnam fund and the proxy statement. They reviewed the terms of the proposed new management contracts and the differences between the proposed new management contracts and the current management contracts. They noted that the terms of the proposed new management contracts were substantially identical to the current management contracts, except for certain changes developed at the initiative of the Trustees and designed largely to address inconsistencies among various of the existing contracts, which had been developed and implemented at different times in the past. In considering the approval of the proposed new management contracts, the Trustees also considered, as discussed further in the proxy statement, various matters relating to the transaction. Finally, in considering the proposed new management contracts, the Trustees also took into account their deliberations and conclusions (discussed above in the preceding paragraphs of the “Trustee Approval of Management Contract” section) in connection with the most recent annual approval of the continuance of the Putnam funds’ management contracts effective July 1, 2006, and the extensive materials that they had reviewed in connection with that approval process. Based upon the foregoing considerations, on March 9, 2007, the Trustees, including all of the Independent Trustees, unanimously approved the proposed new management contracts and determined to recommend their approval to the shareholders of the Putnam funds.

More recent peer group rankings

More recent Lipper percentile rankings are shown for each fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of your fund’s management contract. The table shows the Lipper peer group percentile rankings of each fund’s class A share total return performance results. These rankings were determined on an annualized basis and are for the one-, five- and ten-year periods ended on the most recent calendar quarter (March 31, 2007). Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds.

	One-year	Five-year	Ten-year
	period	period	period

Putnam Asset Allocation Fund:	48%	27%	47%
Conservative Portfolio
Lipper Mixed-Asset Target
Allocation Conservative Funds*

Putnam Asset Allocation Fund:	38%	37%	55%
Balanced Portfolio
Lipper Mixed-Asset Target
Allocation Growth Funds*

Putnam Asset Allocation Fund:	13%	10%	32%
Growth Portfolio
Lipper Mixed-Asset Target
Allocation Growth Funds*

Over the one-, five-, and ten-year periods ended March 31, 2007, the Conservative Portfolio ranked 175 out of 364, 28 out of 106, and 20 out of 42 funds, respectively; the Balanced Portfolio: 227 out of 611, 136 out of 376, and 109 out of 198 funds; the Growth Portfolio: 76 out of 611, 36 out of 376, and 63 out of 198.

* Unrelated to the Trustees’ approval of the continuance of each fund’s management contract, in the second quarter of 2006, Lipper reassigned each fund to a new peer group as follows: Putnam Asset Allocation Fund: Conservative Portfolio (Lipper Mixed-Asset Target Allocation Conservative Funds); Putnam Asset Allocation Fund: Balanced Portfolio (Lipper Mixed-Asset Target Allocation Growth Funds); and Putnam Asset Allocation Fund: Growth Portfolio (Lipper Mixed-Asset Target Allocation Growth Funds).

Other information
for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

The funds’ portfolios 3/31/07 (Unaudited)

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Banking		6.8%		5.2%		3.1%

Allied Irish Banks PLC (Ireland)	76,716	$2,274,143	61,740	$1,830,200	16,552	$490,662
Anglo Irish Bank Corp. PLC
(Ireland)	11,646	248,814	—	—	—	—
Australia & New Zealand
Banking Group, Ltd. (Australia)	101,469	2,438,327	81,661	1,962,336	22,017	529,074
Banco Santander Chile
SA ADR (Chile)	25,300	1,261,711	—	—	—	—
Bank Hapoalim BM (Israel)	358,902	1,724,527	—	—	—	—
Bank of America Corp. #	139,627	7,123,913	120,293	6,137,349	42,114	2,148,687
Bank of Fukuoka, Ltd. (The)
(Japan)	239,000	1,929,776	192,000	1,550,280	50,000	403,719
Bank of Ireland PLC (London
Exchange) (Ireland)	26,018	560,038	21,065	453,425	6,050	130,226
Bank of Ireland PLC
(Dublin Exchange) (Ireland)	12,995	280,238	—	—	—	—
Bank Rakyat Indonesia (Indonesia)	2,473,000	1,369,370	—	—	—	—
Bankunited Financial Corp. Class A
(SG) (SB)	25,200	534,492	19,700	417,837	—	—
Banner Corp.	14,400	598,320	11,100	461,205	—	—
Barclays PLC (United Kingdom)	553,396	7,850,296	442,338	6,274,863	119,992	1,702,168
Bayerische Hypo-und Vereinsbank
AG (Germany)	20,300	1,063,392	16,400	859,095	4,500	235,727
BNP Paribas SA (France)	71,953	7,512,405	57,517	6,005,184	15,424	1,610,375
Canadian Imperial Bank of
Commerce (Canada)	3,700	321,595	—	—	—	—
Center Financial Corp.	24,000	474,480	18,800	371,676	—	—
Chiba Bank, Ltd. (The) (Japan)	192,000	1,695,364	154,000	1,359,823	42,000	370,861
China Merchants Bank Co., Ltd.
(China) †	150,000	302,538	—	—	—	—
China Merchants Bank Co., Ltd.
144A (China) †	23,000	46,389	—	—	—	—
Citizens Banking Corp.	32,000	709,120	27,700	613,832	9,700	214,952
City Bank (SG)	21,000	674,310	16,000	513,760	—	—
City Holding Co.	13,400	542,030	10,400	420,680	—	—
Comerica, Inc.	34,000	2,010,080	28,500	1,684,920	9,900	585,288
Commerzbank AG (Germany)	66,755	2,954,923	46,734	2,068,690	12,510	553,758
Corus Bankshares, Inc.
(SG) (SB) (SC)	85,100	1,451,806	69,400	1,183,964	17,100	291,726
Daegu Bank (South Korea)	118,440	2,153,455	—	—	—	—
DBS Group Holdings, Ltd.
(Singapore)	160,000	2,257,533	129,000	1,820,136	33,000	465,616
Depfa Bank PLC (Ireland)	85,514	1,530,104	70,515	1,261,726	18,270	326,905
Downey Financial Corp.
(SG) (SB) (SC)	21,700	1,400,518	18,100	1,168,174	4,000	258,160
First Regional Bancorp †	12,900	383,130	10,000	297,000	—	—
FirstFed Financial Corp. † (SG) (SB)	17,000	966,110	13,400	761,522	—	—
Hancock Holding Co.	16,000	703,680	13,800	606,924	4,800	211,104
HBOS PLC (United Kingdom)	296,190	6,101,433	237,251	4,887,305	63,664	1,311,461
Intervest Bancshares Corp. †	17,200	493,640	13,400	384,580	—	—
ITLA Capital Corp.	9,700	504,594	7,600	395,352	—	—
Julius Baer Holding, Ltd. Class B
(Switzerland)	2,709	369,703	—	—	—	—
Kazkommertsbank GDR
(Kazakhstan) †	25,026	485,504	—	—	—	—
Kazkommertsbank GDR 144A
(Kazakhstan) †	51,330	995,802	—	—	—	—
KBC Groupe SA (Belgium)	44,698	5,557,293	35,613	4,427,757	9,723	1,208,858
KeyCorp. #	58,780	2,202,487	50,600	1,895,982	17,700	663,219

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Banking continued

Kookmin Bank (South Korea)	31,875	$2,860,447	—	$—	—	$—
Krung Thai Bank PCL (Thailand)	2,643,478	914,672	—	—	—	—
Mitsubishi UFJ Financial Group, Inc.
(Japan)	338	3,816,777	238	2,687,553	64	722,703
Mizuho Financial Group, Inc. (Japan)	481	3,099,669	354	2,281,253	96	618,645
Nara Bancorp., Inc.	51,200	896,512	39,700	695,147	—	—
Nordea AB (Sweden)	733,526	11,715,486	589,000	9,407,194	158,550	2,532,276
Pacific Capital Bancorp.	45,400	1,458,248	37,600	1,207,712	7,900	253,748
PFF Bancorp., Inc.	14,600	442,818	11,400	345,762	—	—
PNC Financial Services Group	39,100	2,814,027	33,700	2,425,389	11,800	849,246
Preferred Bank	14,700	576,387	11,300	443,073	—	—
Public Bank Berhad (Malaysia)	705,500	1,837,240	—	—	—	—
Royal Bank of Scotland Group PLC
(United Kingdom)	132,097	5,156,433	96,857	3,780,832	26,179	1,021,903
Sky Financial Group, Inc.	37,300	1,001,878	31,400	843,404	10,900	292,774
Societe Generale (France)	65,431	11,303,059	52,380	9,048,528	14,185	2,450,427
Southwest Bancorp, Inc.	24,200	621,698	18,800	482,972	—	—
St. George Bank, Ltd. (Australia)	18,304	518,786	—	—	—	—
Standard Bank Investment Corp., Ltd.
(South Africa)	59,900	880,119	—	—	—	—
Sterling Financial Corp.	31,400	979,366	27,100	845,249	9,500	296,305
Sumitomo Mitsui Financial Group, Inc.
(Japan)	159	1,444,473	132	1,199,185	36	327,050
Susquehanna Bancshares, Inc.	27,700	642,363	23,900	554,241	8,300	192,477
Taylor Capital Group, Inc.	17,800	623,000	13,800	483,000	—	—
U.S. Bancorp	173,887	6,080,828	149,854	5,240,394	52,400	1,832,428
Vineyard National Bancorp.	23,400	539,136	18,200	419,328	—	—
Wachovia Corp.	131,013	7,212,266	112,915	6,215,971	39,596	2,179,760
Washington Mutual, Inc. (SG)	101,800	4,110,684	87,800	3,545,364	30,700	1,239,666
Wells Fargo & Co. (SG)	288,960	9,948,893	248,952	8,571,417	87,100	2,998,853
Westpac Banking Corp. (Australia)	262,820	5,603,266	211,514	4,509,433	57,170	1,218,852

		161,155,914		117,307,978		32,739,659

Basic Materials		5.1%		3.5%		2.1%

AK Steel Holding Corp. †	89,400	2,091,066	77,100	1,803,369	27,000	631,530
Algoma Steel, Inc. (Canada) †	5,900	267,489	—	—	—	—
Balfour Beatty PLC (United Kingdom)	94,676	888,532	76,653	719,386	20,828	195,470
BASF AG (Germany)	28,503	3,200,851	22,940	2,576,133	6,103	685,359
BlueScope Steel, Ltd. (Australia)	90,031	764,863	72,892	619,258	19,806	168,263
Builders FirstSource, Inc. †	29,100	467,637	25,100	403,357	8,800	141,416
Carpenter Technology Corp.	27,500	3,320,900	22,600	2,729,176	4,600	555,496
Cemex SA de CV ADR (Mexico) †	42,700	1,398,425	—	—	—	—
Chaparral Steel Co.	35,800	2,082,486	30,900	1,797,453	10,800	628,236
China Oriental Group Co., Ltd.
(Hong Kong)	52,000	17,169	—	—	—	—
China Steel Corp. (Taiwan)	845,110	952,747	—	—	—	—
Clariant AG (Switzerland) †	103,911	1,783,311	85,684	1,470,501	23,102	396,474
Cleveland-Cliffs, Inc.	16,700	1,068,967	12,900	825,729	—	—
Companhia Vale do Rio Doce
(CVRD) ADR (Brazil)	84,172	3,113,522	—	—	—	—
Companhia Vale do Rio Doce
(CVRD) (Preference A) ADR
(Brazil) (SG)	58,400	1,826,752	—	—	—	—
CRH PLC (Ireland)	16,540	706,748	—	—	—	—
Dow Chemical Co. (The) #	51,800	2,375,548	43,400	1,990,324	15,000	687,900
Eagle Materials, Inc. (SG) (SB)	30,700	1,370,141	23,800	1,062,194	—	—
Fletcher Building, Ltd. (New Zealand)	855,689	6,721,523	682,499	5,361,098	185,500	1,457,121
FMC Corp.	44,500	3,356,635	38,400	2,896,512	13,500	1,018,305
Formosa Chemicals & Fibre Corp.
(Taiwan)	812,000	1,558,424	—	—	—	—

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Basic Materials continued

Gold Fields, Ltd. (South Africa)	27,364	$506,343	—	$—	—	$—
Gold Fields, Ltd. ADR (South Africa)	60,997	1,127,225	—	—	—	—
Golden Star Resources, Ltd. †	113,200	498,080	87,800	386,320	—	—
Granite Construction, Inc.	38,500	2,127,510	33,200	1,834,632	11,600	641,016
Grief, Inc. Class A	20,499	2,277,644	16,600	1,844,426	2,500	277,775
H.B. Fuller Co.	122,400	3,337,848	102,800	2,803,356	27,600	752,652
Hecla Mining Co. †	79,600	721,176	61,500	557,190	—	—
IJM Corp. Berhad (Malaysia)	715,000	1,789,569	—	—	—	—
Impala Platinum Holdings, Ltd.
(South Africa)	63,066	1,978,301	—	—	—	—
Imperial Chemical Industries PLC
(United Kingdom)	58,656	577,028	47,490	467,183	14,163	139,329
INI Steel Co. (South Korea)	43,450	1,653,918	—	—	—	—
Italcementi SpA (Italy)	25,813	772,775	20,899	625,662	5,679	170,015
James Hardie Industries NV
(Netherlands)	64,099	433,571	51,897	351,035	14,911	100,859
JFE Holdings, Inc. (Japan)	21,200	1,254,576	17,200	1,017,864	4,700	278,137
JM AB (Sweden)	9,800	337,607	—	—	—	—
Kobe Steel, Ltd. (Japan)	1,008,000	4,065,206	811,000	3,270,717	220,000	887,247
Koninklijke DSM NV (Netherlands)	26,638	1,193,008	22,421	1,004,146	6,099	273,150
Koppers Holdings, Inc.	43,600	1,118,776	34,000	872,440	—	—
LG Engineering & Construction, Ltd.
(South Korea)	19,350	1,732,345	—	—	—	—
Linde AG (Germany)	7,871	847,643	6,373	686,321	1,732	186,522
Mittal Steel Co. NV (Netherlands)	168,210	8,932,772	134,557	7,145,633	36,448	1,935,567
Monsanto Co.	29,800	1,637,808	25,600	1,406,976	9,000	494,640
Neenah Paper, Inc.	17,600	699,424	15,100	600,074	5,300	210,622
Nucor Corp.	81,300	5,295,069	70,100	4,565,613	24,500	1,595,685
Orascom Construction Industries
(OCI) (Egypt)	19,181	963,683	—	—	—	—
PAN American Silver Corp.
(Canada) †	28,700	849,233	22,200	656,898	—	—
Pioneer Cos., Inc. †	18,000	497,520	14,000	386,960	—	—
POSCO (South Korea)	1,819	763,961	—	—	—	—
PPG Industries, Inc.	50,440	3,546,436	43,450	3,054,970	15,200	1,068,712
Quanex Corp.	27,150	1,149,803	23,450	993,108	8,200	347,270
Rautaruukki OYJ (Finland)	49,150	2,289,831	40,250	1,875,192	10,850	505,486
Rayonier, Inc.	72,325	3,109,975	62,250	2,676,750	21,800	937,400
Rinker Group, Ltd. (Australia)	136,491	1,993,349	109,847	1,604,234	29,450	430,095
Salzgitter AG (Germany)	4,351	633,859	—	—	—	—
Shin-Etsu Chemical Co. (Japan)	20,900	1,275,862	17,600	1,074,410	4,700	286,916
Sika AG (Switzerland) †	304	516,717	—	—	—	—
Silgan Holdings, Inc.	25,900	1,323,749	19,900	1,017,089	—	—
Skanska AB Class B (Sweden)	105,800	2,356,601	85,200	1,897,754	22,800	507,850
Smurfit Kappa PLC (Ireland) †	10,449	260,913	—	—	—	—
Smurfit Kappa PLC 144A (Ireland) †	3,209	80,129	—	—	—	—
Southern Copper Corp.
(SG) (SB) (SC)	83,186	5,961,109	71,700	5,138,022	25,100	1,798,666
Steel Dynamics, Inc.	13,100	565,920	10,100	436,320	—	—
Tokuyama Corp. (Japan)	14,000	244,863	—	—	—	—
Toray Industries, Inc. (Japan)	48,000	347,224	—	—	—	—
Travis Perkins PLC (United Kingdom)	7,261	287,435	—	—	—	—
Universal Forest Products, Inc.	6,800	336,940	5,400	267,570	—	—
Voest-Alpine AG (Austria)	86,361	6,261,759	69,503	5,039,439	18,568	1,346,306
WHX Corp. †	13,331	113,314	—	—	5,515	46,878

		119,979,143		79,812,794		21,784,365

Capital Goods		6.5%		5.1%		3.1%

ABB, Ltd. (Switzerland)	27,681	473,920	22,412	383,710	7,040	120,530
Actividades de Construccion
y Servicios SA (Spain)	68,204	4,139,259	54,890	3,331,240	14,716	893,105

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Capital Goods continued

Acuity Brands, Inc.	15,900	$865,596	13,700	$745,828	4,800	$261,312
AGCO Corp. † (SG)	29,100	1,075,827	22,600	835,522	—	—
Alstom (France) †	4,563	591,932	—	—	—	—
American Science &
Engineering, Inc. † (SG) (SB)	17,100	900,657	13,200	695,244	—	—
Andritz AG (Austria)	23,925	5,999,337	18,212	4,566,768	4,905	1,229,958
Applied Industrial Technologies, Inc.	95,490	2,343,325	77,725	1,907,372	14,200	348,468
Autoliv, Inc. (Sweden)	34,400	1,964,584	29,600	1,690,456	10,400	593,944
BAE Systems PLC (United Kingdom)	161,022	1,457,330	132,777	1,201,698	38,291	346,553
Bharat Heavy Electricals, Ltd. (India)	34,813	1,811,838	—	—	—	—
Boeing Co. (The)	122,050	10,851,466	105,100	9,344,441	36,800	3,271,888
Bouygues SA (France)	28,886	2,231,360	23,247	1,795,763	6,443	497,703
CAE, Inc. (Canada)	40,100	452,590	—	—	—	—
Canon, Inc. (Japan)	79,850	4,291,480	64,200	3,450,382	17,300	929,776
Cascade Corp.	15,300	916,164	11,900	712,572	—	—
Clean Harbors, Inc. †	17,800	804,916	13,800	624,036	—	—
Cookson Group PLC
(United Kingdom)	97,610	1,193,576	82,158	1,004,629	22,347	273,259
Cummins, Inc. (SB)	51,130	7,399,534	43,990	6,366,233	15,500	2,243,160
Daelim Industrial Co. (South Korea)	24,830	2,378,717	—	—	—	—
Daito Trust Construction Co., Ltd.
(Japan)	33,500	1,578,579	9,500	447,657	2,600	122,517
Eaton Corp.	10,400	869,024	8,900	743,684	3,100	259,036
El Sewedy Cables Holding Co.
(Egypt) †	129,366	999,930	—	—	—	—
Emerson Electric Co.	100,180	4,316,756	86,300	3,718,667	30,200	1,301,318
EnPro Industries, Inc. †	34,290	1,236,155	29,600	1,067,080	10,400	374,920
European Aeronautic Defense and
Space Co. (Netherlands)	24,004	744,260	19,435	602,595	5,281	163,741
Flow International Corp. †
(SG) (SB) (SC)	93,500	1,004,190	80,500	864,570	28,200	302,868
Freightcar America, Inc.	57,700	2,779,409	47,500	2,288,075	11,700	563,589
Fujikura, Ltd. (Japan)	42,000	296,332	34,000	239,888	10,000	70,555
Gamuda Berhad (Malaysia)	399,400	924,537	—	—	—	—
General Cable Corp. †	47,400	2,532,582	36,900	1,971,567	—	—
Heico Corp. (SG)	17,800	649,522	13,900	507,211	—	—
Herman Miller, Inc.	91,000	3,047,590	78,400	2,625,616	27,400	917,626
Hyundai Mipo Dockyard
(South Korea)	12,520	2,309,644	—	—	—	—
II-VI, Inc. †	39,200	1,326,920	32,100	1,086,585	6,400	216,640
Illinois Tool Works, Inc.	57,500	2,967,000	49,500	2,554,200	17,300	892,680
Imation Corp.	16,200	654,156	12,700	512,826	—	—
IMI PLC (United Kingdom)	95,341	1,087,984	77,191	880,865	20,975	239,356
Insteel Industries, Inc.	36,400	611,156	31,400	527,206	11,000	184,690
Lancaster Colony Corp.	26,900	1,188,711	23,200	1,025,208	8,100	357,939
Leighton Holdings, Ltd. (Australia)	94,745	2,569,582	66,766	1,810,763	18,160	492,518
Lockheed Martin Corp.	81,100	7,868,322	69,900	6,781,698	24,400	2,367,288
Makita Corp. (Japan)	7,800	289,404	—	—	—	—
MAN AG (Germany)	18,295	2,125,350	14,725	1,710,619	4,062	471,887
Manitowoc Co., Inc. (The)	16,000	1,016,480	13,800	876,714	4,800	304,944
Matthews International Corp.	19,300	785,510	14,500	590,150	—	—
Moog, Inc. †	49,000	2,040,850	38,050	1,584,783	—	—
MTU Aero Engines Holding AG
(Germany)	4,450	264,126	—	—	—	—
Nexans SA (France)	1,924	254,343	—	—	—	—
Nifco, Inc. (Japan)	9,800	253,778	—	—	—	—
Nordson Corp.	33,400	1,551,764	28,800	1,338,048	10,100	469,246
Orbital Sciences Corp. †	74,100	1,388,634	60,800	1,139,392	12,400	232,376
Parker-Hannifin Corp.	50,700	4,375,917	43,600	3,763,116	15,200	1,311,912
Raytheon Co.	19,300	1,012,478	16,700	876,082	5,900	309,514
Rieter Holding AG (Switzerland)	20,647	10,290,360	16,536	8,241,459	4,476	2,230,816

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Capital Goods continued

Rofin-Sinar Technologies, Inc. †	22,900	$1,355,222	18,700	$1,106,666	3,400	$201,212
Schneider Electric SA (France)	4,958	629,138	—	—	—	—
Schneider Electric SA (New)
(France) †	291	35,749	—	—	—	—
Siemens AG (Germany)	7,396	790,169	—	—	—	—
Steelcase, Inc. (SB) (SC)	74,200	1,475,838	63,900	1,270,971	22,400	445,536
Sumitomo Heavy Industries, Ltd.
(Japan)	54,000	538,258	—	—	—	—
Teledyne Technologies, Inc. †	22,200	831,168	17,200	643,968	—	—
Terex Corp. †	85,480	6,134,045	73,634	5,283,976	25,800	1,851,408
Thomas & Betts Corp. †	64,300	3,139,126	55,300	2,699,746	19,400	947,108
United Industrial Corp.	52,560	2,901,312	42,400	2,340,480	6,000	331,200
United Technologies Corp.	23,200	1,508,000	20,100	1,306,500	7,000	455,000
USEC, Inc. †	115,300	1,873,625	99,400	1,615,250	34,800	565,500
Valmont Industries, Inc.	21,200	1,225,996	18,300	1,058,289	6,400	370,112
Vinci SA (France)	29,221	4,526,961	21,828	3,381,627	5,899	913,882
Volvo AB Class A (Sweden)	28,200	2,427,692	22,700	1,954,206	6,000	516,530
Wabtec Corp.	58,500	2,017,665	48,600	1,676,214	11,600	400,084
Wartsila OYJ Class B (Finland)	29,200	1,804,882	24,100	1,489,646	6,600	407,953
WESCO International, Inc. †	16,300	1,023,314	12,500	784,750	—	—
YIT OYJ (Finland)	5,350	184,311	—	—	—	—
Zumtobel AG (Austria) †	8,949	302,325	—	—	—	—

		154,079,539		115,644,507		32,573,157

Communication Services		3.7%		2.5%		1.6%

Adelphia Contingent Value Vehicle †	194,250	18,454	262,238	24,913	121,406	11,534
America Movil SA de CV ADR
Ser. L (Mexico)	21,274	1,016,684	—	—	—	—
AT&T, Inc. #	279,619	11,025,377	240,841	9,496,361	84,424	3,328,838
Axtel SA de CV (Mexico) †	345,355	1,373,287	—	—	—	—
Belgacom SA (Belgium)	17,083	758,463	13,831	614,079	3,759	166,895
C-COR.net Corp. †	70,300	974,358	54,200	751,212	—	—
China Mobile, Ltd. (Hong Kong)	137,000	1,245,710	—	—	—	—
China Netcom Group Corp., Ltd.
(Hong Kong)	437,500	1,142,195	—	—	—	—
Chunghwa Telecom Co., Ltd. (Taiwan)	694,000	1,344,538	—	—	—	—
CT Communications, Inc.	54,900	1,323,090	47,300	1,139,930	16,600	400,060
Deutsche Telekom AG (Germany)	32,202	531,902	26,099	431,094	7,089	117,094
Deutsche Telekom AG ADR
(Germany)	56,066	926,771	45,432	750,991	12,364	204,377
DirecTV Group, Inc. (The) †	109,600	2,528,472	94,300	2,175,501	33,100	763,617
Earthlink, Inc. †	166,652	1,224,892	143,531	1,054,953	50,275	369,521
Echostar Communications Corp.
Class A †	37,800	1,641,654	32,600	1,415,818	11,400	495,102
Embarq Corp.	19,819	1,116,801	17,046	960,542	5,975	336,691
Fastweb (Italy)	3,486	222,875	—	—	—	—
France Telecom SA (France)	44,423	1,172,717	37,391	987,081	10,762	284,105
Golden Telecom, Inc. (Russia)	20,000	1,107,600	17,300	958,074	6,100	337,818
InterDigital Communications Corp. †	96,000	3,040,320	80,800	2,558,936	22,500	712,575
Koninklijke (Royal) KPN NV
(Netherlands)	189,628	2,952,432	134,379	2,092,227	35,762	556,800
LG Dacom Corp. (South Korea)	49,850	1,179,333	—	—	—	—
Liberty Global, Inc. Class A †	69,500	2,288,635	59,900	1,972,507	20,900	688,237
Lightbridge, Inc. †	180,629	3,173,652	135,751	2,385,145	—	—
Mobile Telesystems ADR (Russia)	42,350	2,369,906	—	—	—	—
Nice Systems, Ltd. ADR (Israel) †	24,000	816,480	18,200	619,164	—	—
Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	668	3,533,401	539	2,851,053	144	761,691
NTT DoCoMo, Inc. (Japan)	638	1,180,880	517	956,920	141	260,978
Partner Communications Co., Ltd.
(Israel)	69,335	1,019,996	—	—	—	—

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Communication Services continued

Philippine Long Distance (Philippines)	31,490	$1,649,632	—	$—	—	$—
Premiere Global Services, Inc. †	73,800	828,036	57,100	640,662	—	—
PT Telekomunikasi (Indonesia)	2,027,500	2,189,789	—	—	—	—
Rogers Communications Class B
(Canada)	11,300	370,458	—	—	—	—
SAVVIS, Inc. †	21,200	1,015,056	16,400	785,232	—	—
Sprint Nextel Corp.	369,680	7,009,133	318,420	6,037,243	111,600	2,115,936
Telecom Egypt (Egypt)	855,563	2,415,265	—	—	—	—
Telefonica SA (Spain)	94,263	2,076,845	64,127	1,412,875	17,355	382,373
Telekom Austria AG (Austria)	15,127	377,925	12,248	305,997	3,519	87,917
Telkom SA, Ltd. (South Africa)	112,773	2,575,470	—	—	—	—
Turkcell Iletisim Hizmet AS (Turkey)	216,041	1,103,519	—	—	—	—
USA Mobility, Inc.	29,100	579,963	25,100	500,243	8,800	175,384
Verizon Communications, Inc. (SC)	249,776	9,471,506	215,053	8,154,810	75,300	2,855,376
Vodafone Group PLC
(United Kingdom)	1,082,456	2,885,787	871,145	2,322,440	234,660	625,595
Windstream Corp.	75,700	1,112,033	65,200	957,788	22,900	336,401

		87,911,292		55,313,791		16,374,915

Conglomerates		1.0%		0.9%		0.6%

3M Co.	61,220	4,679,045	52,810	4,036,268	18,400	1,406,312
AMETEK, Inc.	12,950	447,293	9,800	338,492	—	—
Ansell, Ltd. (Australia)	120,978	1,135,446	97,947	919,287	29,470	276,592
General Electric Co. #	139,580	4,935,549	120,278	4,253,030	42,100	1,488,656
Honeywell International, Inc.	24,500	1,128,470	21,200	976,472	7,400	340,844
Itochu Corp. (Japan)	364,000	3,609,713	293,000	2,905,621	79,000	783,427
Swire Pacific, Ltd. (Hong Kong)	327,500	3,675,725	264,000	2,963,027	71,500	802,487
Vivendi SA (France)	91,602	3,720,857	73,720	2,994,494	19,926	809,391

		23,332,098		19,386,691		5,907,709

Consumer Cyclicals		9.3%		7.6%		4.1%

Aaron Rents, Inc.	71,700	1,895,748	61,700	1,631,348	21,600	571,104
Adidas-Salomon AG (Germany)	11,448	624,454	9,269	505,596	2,800	152,732
Advance America Cash Advance
Centers, Inc.	30,600	470,934	23,700	364,743	—	—
Aegis Group PLC (United Kingdom)	391,382	1,155,066	316,874	935,174	95,940	283,143
Aeropostale, Inc. †	29,400	1,182,762	22,700	913,221	—	—
Aisin Seiki Co., Ltd. (Japan)	45,700	1,602,488	37,700	1,321,965	10,100	354,160
American Eagle Outfitters, Inc.
(SG) (SB)	44,490	1,334,255	38,410	1,151,916	13,500	404,865
American Woodmark Corp.
(SG) (SB) (SC)	47,700	1,753,452	41,000	1,507,160	14,300	525,668
Ameristar Casinos, Inc.	20,300	651,833	17,500	561,925	6,200	199,082
AnnTaylor Stores Corp. †	21,000	814,380	18,100	701,918	6,300	244,314
aQuantive, Inc. †	21,100	588,901	16,300	454,933	—	—
Arbitron, Inc.	16,700	784,065	12,700	596,265	—	—
Aristocrat Leisure, Ltd. (Australia)	26,932	357,367	—	—	—	—
Autobacs Seven Co., Ltd. (Japan)	12,800	458,618	10,400	372,627	3,300	118,237
Avatar Holdings, Inc. †	4,500	321,480	3,993	285,260	—	—
Barloworld, Ltd. (South Africa)	9,702	241,592	—	—	—	—
Barratt Developments PLC
(United Kingdom)	15,617	339,527	—	—	—	—
Berkeley Group Holdings PLC
(United Kingdom) †	128,145	3,973,495	103,130	3,197,834	27,739	860,125
Blockbuster, Inc. Class A † (SG) (SB)	83,800	539,672	65,000	418,600	—	—
Blue Nile, Inc. †	26,300	1,069,358	20,400	829,464	—	—
British Sky Broadcasting PLC
(United Kingdom)	180,797	2,006,250	114,060	1,265,690	30,868	342,533
Brown Shoe Co., Inc.	19,300	810,600	16,700	701,400	5,900	247,800
Buckle, Inc. (The)	38,025	1,357,493	29,450	1,051,365	—	—

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Consumer Cyclicals continued

Burberry Group PLC
(United Kingdom)	65,479	$841,259	53,014	$681,112	14,405	$185,072
Cato Corp. (The) Class A	29,450	688,836	23,000	537,970	—	—
Charlotte Russe Holding, Inc. †	126,900	3,663,603	107,600	3,106,412	32,400	935,388
Citadel Broadcasting Corp.	59,600	566,796	51,200	486,912	17,900	170,229
Compass Group PLC
(United Kingdom)	51,596	345,151	—	—	—	—
Consolidated Graphics, Inc. †	33,300	2,465,865	27,400	2,028,970	5,600	414,680
Continental AG (Germany)	22,284	2,878,579	17,935	2,316,788	4,841	625,345
CTC Media, Inc. (Russia) †	42,600	1,093,968	36,700	942,456	12,900	331,272
Daily Mail and General Trust Class A
(United Kingdom)	80,320	1,283,200	67,605	1,080,064	18,388	293,769
Davis Service Group PLC
(United Kingdom)	90,155	1,033,238	72,992	836,539	19,834	227,311
De La Rue PLC (United Kingdom)	21,626	304,226	—	—	—	—
Deckers Outdoor Corp. †	41,300	2,933,126	33,200	2,357,864	4,100	291,182
Dillards, Inc. Class A	15,800	517,134	12,400	405,852	—	—
Dolby Laboratories, Inc. Class A †	33,100	1,142,281	28,600	986,986	10,000	345,100
Dollar Financial Corp. †	38,750	980,375	33,400	845,020	11,500	290,950
Dollar Tree Stores, Inc. †	73,600	2,814,464	63,400	2,424,416	22,100	845,104
Dongfeng Motor Group Co., Ltd.
(China) †	2,610,000	1,422,926	—	—	—	—
Douglas Holding AG (Germany)	3,709	217,123	—	—	—	—
Dress Barn, Inc. † (SG) (SB) (SC)	139,800	2,909,238	117,600	2,447,256	32,600	678,406
DSW, Inc. Class A †	43,400	1,831,914	33,400	1,409,814	—	—
Dun & Bradstreet Corp. (The)	19,100	1,741,920	16,500	1,504,800	5,800	528,960
EMAP PLC (United Kingdom)	50,696	754,566	41,045	610,919	12,195	181,512
Experian Group, Ltd. (Ireland)	82,524	950,653	66,814	769,678	18,126	208,806
EZCORP, Inc. Class A †	38,800	571,524	29,800	438,954	—	—
Family Dollar Stores, Inc.	71,100	2,105,982	59,600	1,765,352	20,700	613,134
Fiat SpA (Italy)	188,403	4,747,211	151,624	3,820,487	40,461	1,019,500
First Choice Holidays PLC
(United Kingdom)	191,383	1,082,570	154,949	876,479	42,103	238,158
General Motors Corp.	62,800	1,924,192	53,800	1,648,432	18,900	579,096
Genesco, Inc. †	22,400	930,272	17,400	722,622	—	—
Genlyte Group, Inc. (The) †	24,900	1,756,695	20,500	1,446,275	4,300	303,365
Genting Berhad (Malaysia)	99,000	1,138,672	—	—	—	—
Gildan Activewear, Inc. (Canada) †	5,100	300,859	—	—	—	—
Greek Organization of Football
Prognostics (OPAP) SA (Greece)	2	77	—	—	—	—
Gymboree Corp. (The) †	36,500	1,462,555	30,100	1,206,107	6,400	256,448
Hankook Tire Co., Ltd. (South Korea)	89,750	1,488,676	—	—	—	—
Hasbro, Inc.	46,500	1,330,830	40,000	1,144,800	14,000	400,680
Hennes & Mauritz AB Class B
(Sweden)	6,200	357,016	—	—	—	—
Home Retail Group (United Kingdom)	79,369	693,344	64,260	561,356	18,126	158,343
Honda Motor Co., Ltd. (Japan)	26,900	938,691	21,800	760,723	5,900	205,884
ICT Group, Inc. †	19,600	343,000	15,200	266,000	—	—
Industria de Diseno Textil (Inditex) SA
(Spain)	48,827	3,033,695	39,297	2,441,582	10,536	654,618
infoUSA, Inc.	63,100	607,022	48,500	466,570	—	—
inVentiv Health, Inc. †	26,500	1,014,685	20,600	788,774	—	—
Isetan Co., Ltd. (Japan)	12,800	223,332	—	—	—	—
Jakks Pacific, Inc. †	37,700	901,030	29,000	693,100	—	—
JC Penney Co., Inc. (Holding Co.)	38,200	3,138,512	32,100	2,637,336	11,100	911,976
Journal Communications, Inc. Class A	63,400	831,174	57,100	748,581	—	—
Kellwood Co. #	42,700	1,252,391	35,900	1,052,947	9,600	281,568
Kimball International, Inc. Class B	57,000	1,098,960	49,100	946,648	17,200	331,616
Kohl’s Corp. †	34,900	2,673,689	30,000	2,298,300	10,500	804,405
K-Swiss, Inc. Class A	18,500	499,870	14,300	386,386	—	—

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Consumer Cyclicals continued

Kuoni Reisen Holding AG
(Switzerland)	4,090	$2,454,202	3,292	$1,975,363	886	$531,644
Lamson & Sessions Co. (The) †	28,300	786,457	21,500	597,485	—	—
Live Nation, Inc. †	32,600	719,156	28,100	619,886	9,900	218,394
Lodgenet Entertainment Corp. †	62,000	1,904,640	51,600	1,585,152	12,200	374,784
Macrovision Corp. † (SG) (SB) (SC)	68,600	1,718,430	55,800	1,397,790	9,600	240,480
Maidenform Brands, Inc. †	53,900	1,243,473	41,600	959,712	—	—
Manpower, Inc.	13,300	981,141	11,500	848,355	4,000	295,080
Marks & Spencer Group PLC
(United Kingdom)	231,498	3,081,270	186,307	2,479,772	50,186	667,983
Marvel Entertainment, Inc. †	27,500	763,125	21,200	588,300	—	—
Matsushita Electric Industrial Co.,
Ltd. (Japan)	151,000	3,044,872	122,000	2,460,095	33,000	665,436
Mattel, Inc.	77,400	2,133,918	66,700	1,838,919	23,400	645,138
McGraw-Hill Cos., Inc. (The)	134,500	8,457,360	115,900	7,287,792	40,600	2,552,928
Mediaset SpA (Italy)	59,635	648,591	48,283	525,127	13,120	142,693
Melco PBL Entertainment Macau,
Ltd. ADR (Hong Kong) †	93,600	1,510,704	—	—	—	—
Men’s Wearhouse, Inc. (The)	24,050	1,131,553	18,850	886,893	—	—
Modern Times Group AB Class B
(Sweden)	6,800	397,897	—	—	—	—
Monarch Casino & Resort, Inc. †	28,600	743,600	22,100	574,600	—	—
Morningstar, Inc. †	17,600	908,864	13,600	702,304	—	—
NBTY, Inc. †	43,300	2,296,632	36,300	1,925,352	12,800	678,912
Next PLC (United Kingdom)	61,064	2,702,026	49,145	2,174,621	13,176	583,026
NIKE, Inc. Class B	11,100	1,179,486	9,600	1,020,096	3,400	361,284
Nobia AB (Sweden)	7,700	315,447	—	—	—	—
Nordstrom, Inc.	180,000	9,529,200	155,080	8,209,935	54,300	2,874,642
Office Depot, Inc. †	53,800	1,890,532	46,300	1,626,982	16,200	569,268
OfficeMax, Inc.	16,000	843,840	13,800	727,812	4,800	253,152
Omnicom Group, Inc.	9,700	993,086	8,300	849,754	2,900	296,902
Owens Corning, Inc. † (SG) (SB)	5,463	174,051	5,322	169,559	2,440	77,738
Pacific Sunwear of California, Inc. †	55,400	1,153,982	46,500	968,595	16,100	335,363
Pantry, Inc. (The) †	27,300	1,234,506	21,100	954,142	—	—
Payless ShoeSource, Inc. †	40,300	1,337,960	31,400	1,042,480	—	—
Perry Ellis International, Inc. †	64,300	2,056,957	53,350	1,706,667	11,400	364,686
Phillips-Van Heusen Corp.	72,200	4,245,360	57,700	3,392,760	6,200	364,560
Piaggio & C. SpA (Italy) †	96,325	489,731	—	—	—	—
Piaggio & C. SpA 144A (Italy) †	8,632	43,886	—	—	—	—
Praktiker Bau-und
Heimwerkermaerkte AG
(Germany)	6,747	238,025	—	—	—	—
Puma AG Rudolf Dassier Sport
(Germany)	1,490	544,513	1,207	441,092	328	119,866
Punch Taverns PLC (United Kingdom)	15,051	369,272	—	—	—	—
RC2 Corp. †	13,400	541,226	10,400	420,056	—	—
S.A. D’Ieteren NV (Belgium)	2,147	888,736	1,739	719,847	473	195,795
Schibsted ASA (Norway)	6,600	291,093	—	—	—	—
Scholastic Corp. †	14,200	441,620	10,900	338,990	—	—
SGS SA (Switzerland)	245	292,613	—	—	—	—
Sherwin-Williams Co. (The)	61,400	4,054,856	52,800	3,486,912	18,500	1,221,740
SIG PLC (United Kingdom)	21,790	543,615	—	—	—	—
Sinclair Broadcast Group, Inc. Class A	70,700	1,092,315	55,200	852,840	—	—
Skechers U.S.A., Inc. Class A †	52,840	1,773,839	45,500	1,527,435	16,000	537,120
Snap-On, Inc.	25,400	1,221,740	21,900	1,053,390	7,600	365,560
Societe Television Francaise I (France)	21,926	733,701	17,752	594,028	4,824	161,424
Sodexho Alliance SA (France)	10,322	755,444	—	—	—	—
Sony Corp. (Japan)	59,200	3,010,766	42,700	2,171,617	11,600	589,947

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Consumer Cyclicals continued

Sotheby’s Holdings, Inc. Class A	16,000	$711,680	12,300	$547,104	—	$—
Standard Parking Corp. †	19,400	686,178	14,900	527,013	—	—
Steven Madden, Ltd.	87,000	2,540,400	72,750	2,124,300	18,700	546,040
Stride Rite Corp.	45,700	703,323	35,400	544,806	—	—
Suzuki Motor Corp. (Japan)	22,300	579,368	—	—	—	—
Tech Data Corp. †	19,300	691,133	16,600	594,446	5,800	207,698
Tempur-Pedic International, Inc.	56,200	1,460,638	43,500	1,130,565	—	—
Tenneco Automotive, Inc. †	42,400	1,079,504	36,500	929,290	12,800	325,888
TJX Cos., Inc. (The)	33,600	905,856	29,000	781,840	10,200	274,992
Tomkins PLC (United Kingdom)	156,045	819,740	126,339	663,687	34,329	180,338
Toro Co. (The)	34,700	1,778,028	27,000	1,383,480	—	—
Toyota Motor Corp. (Japan)	19,665	1,260,577	8,200	525,641	2,200	141,026
True Religion Apparel, Inc. †
(SG) (SB)	24,600	399,504	19,000	308,560	—	—
Tupperware Brands Corp.	34,600	862,578	26,700	665,631	—	—
Tween Brands, Inc. †	28,900	1,032,308	24,900	889,428	8,800	314,336
United Business Media PLC
(United Kingdom)	35,893	560,012	29,060	453,402	8,349	130,263
URS Corp. †	9,700	413,123	7,600	323,684	—	—
Volkswagon AG (Germany)	41,217	6,197,173	33,172	4,987,569	8,936	1,343,570
Volt Information
Sciences, Inc. † (SG) (SB) (SC)	51,700	1,354,023	44,550	1,166,765	15,650	409,874
Wal-Mart Stores, Inc.	108,850	5,110,508	93,732	4,400,717	32,900	1,544,655
Walt Disney Co. (The)	116,727	4,018,911	100,589	3,463,279	35,200	1,211,936
Warner Music Group Corp.
(SB) (SC)	63,500	1,083,310	54,600	931,476	19,200	327,552
Watson Wyatt Worldwide, Inc.
Class A	41,300	2,009,245	33,600	1,634,640	5,700	277,305
Westwood One, Inc. (SB)	141,200	970,044	121,600	835,392	42,600	292,662
Wiley (John) & Sons, Inc. Class A	26,400	996,864	22,700	857,152	7,900	298,304
William Hill PLC (United Kingdom)	385,138	4,819,347	309,954	3,878,547	83,491	1,044,748
Wolverine World Wide, Inc.	46,800	1,337,076	35,950	1,027,092	—	—
Yamaha Motor Co., Ltd. (Japan)	111,100	3,112,837	89,400	2,504,840	24,000	672,440

		221,563,354		171,448,896		43,444,812

Consumer Finance		0.5%		0.4%		0.2%

Asta Funding, Inc. (SG) (SB) (SC)	62,500	2,698,750	50,500	2,180,590	7,000	302,260
Capital Trust, Inc. Class A (R)	11,605	528,840	9,000	410,130	—	—
Countrywide Financial Corp.	124,700	4,194,908	107,520	3,616,973	37,600	1,264,864
First Marblehead Corp. (The)	37,700	1,692,353	31,700	1,423,013	11,000	493,790
Provident Financial PLC
(United Kingdom)	71,641	1,133,267	58,003	917,532	15,761	249,319
World Acceptance Corp. †	37,499	1,498,085	29,300	1,170,535	—	—

		11,746,203		9,718,773		2,310,233

Consumer Staples		8.0%		6.5%		4.2%

Aderans Co., Ltd. (Japan)	42,100	1,022,296	34,100	828,035	9,600	233,113
Administaff, Inc.	20,000	704,000	17,300	608,960	6,100	214,720
Alberto-Culver Co.	123,500	2,825,680	99,000	2,265,120	14,300	327,184
Altria Group, Inc.	143,730	12,620,931	123,734	10,865,083	43,400	3,810,954
Anheuser-Busch Cos., Inc.	73,600	3,713,856	63,400	3,199,164	22,200	1,120,212
Autogrill SpA (Italy)	107,741	2,063,046	86,709	1,660,321	23,256	445,311
Avon Products, Inc.	55,600	2,071,656	47,800	1,781,028	16,800	625,968
BAT Industries PLC
(United Kingdom)	158,467	4,954,245	127,533	3,987,138	34,470	1,077,655
BJ’s Wholesale Club, Inc. †	21,400	723,962	16,600	561,578	—	—
Blyth Industries, Inc.	46,900	990,059	40,300	850,733	14,100	297,651
Brinker International, Inc.	50,000	1,635,000	43,050	1,407,735	15,050	492,135
CBRL Group, Inc. (SG) (SB)	43,500	2,014,050	36,000	1,666,800	7,800	361,140

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Consumer Staples continued

CEC Entertainment, Inc. †	58,300	$2,421,782	48,800	$2,027,152	12,100	$502,634
Central European Distribution
Corp. †	20,800	605,488	18,000	523,980	6,300	183,393
Chattem, Inc. †	17,600	1,037,344	13,600	801,584	—	—
CKE Restaurants, Inc.	87,300	1,646,478	71,200	1,342,832	12,600	237,636
Coca-Cola Co. (The)	25,100	1,204,800	21,600	1,036,800	7,600	364,800
Colgate-Palmolive Co.	28,700	1,916,873	24,800	1,656,392	8,700	581,073
Colruyt SA (Belgium)	3,510	802,913	2,842	650,108	773	176,824
Comcast Corp. Class A †	81,550	2,116,223	70,200	1,821,690	24,600	638,370
Companhia de Bebidas das Americas
(AmBev) ADR (Brazil)	21,000	1,154,160	—	—	—	—
Costco Wholesale Corp.	26,650	1,434,836	22,977	1,237,082	8,000	430,720
CVS Corp.	—	—	1	34	—	—
Darden Restaurants, Inc.	73,470	3,026,229	63,310	2,607,739	22,100	910,299
Domino’s Pizza, Inc.	59,900	1,944,953	46,400	1,506,608	—	—
Estee Lauder Cos., Inc. (The)
Class A (SG) (SB)	79,000	3,859,150	68,100	3,326,685	23,800	1,162,630
Flowers Foods, Inc.	51,400	1,550,738	42,900	1,294,293	10,300	310,751
General Mills, Inc. (SG) (SB)	58,900	3,429,158	50,700	2,951,754	17,700	1,030,494
Heidrick & Struggles
International, Inc. †	28,200	1,366,290	24,400	1,182,180	8,500	411,825
Heineken NV (Netherlands)	229,175	11,983,641	183,771	9,609,450	49,681	2,597,837
Hite Brewery Co., Ltd. (South Korea)	7,200	861,244	—	—	—	—
Ihop Corp.	10,500	615,825	8,200	480,930	—	—
Imperial Sugar Co. (SG) (SB) (SC)	36,300	1,217,139	30,300	1,015,959	10,600	355,418
Imperial Tobacco Group PLC
(United Kingdom)	27,576	1,234,319	23,211	1,038,939	6,313	282,574
InBev NV (Belgium)	8,325	600,840	—	—	—	—
Inchcape PLC (United Kingdom)	463,145	5,198,612	372,733	4,183,774	100,750	1,130,877
IOI Corp. Berhad (Malaysia)	377,500	2,413,990	—	—	—	—
Jack in the Box, Inc. †	51,079	3,531,091	42,600	2,944,938	10,400	718,952
Japan Tobacco, Inc. (Japan)	1,322	6,498,879	1,060	5,210,902	289	1,420,708
Jeronimo Martins, SGPS, SA
(Portugal)	16,227	422,524	—	—	—	—
Koninklijke Ahold NV (Netherlands) †	44,792	523,344	36,265	423,716	10,420	121,746
Korn/Ferry International †	49,200	1,128,648	42,400	972,656	14,800	339,512
Kroger Co.	117,300	3,313,725	101,100	2,856,075	35,400	1,000,050
Labor Ready, Inc. †	78,500	1,490,715	67,600	1,283,724	23,700	450,063
Loews Corp. — Carolina Group	13,300	1,005,613	11,400	861,954	4,000	302,440
Longs Drug Stores Corp.	70,800	3,656,112	57,000	2,943,480	7,700	397,628
Mannatech, Inc. (SG) (SB) (SC)	73,500	1,180,410	63,300	1,016,598	22,100	354,926
Marubeni Corp. (Japan)	187,000	1,136,797	151,000	917,949	45,000	273,561
McDonald’s Corp.	121,800	5,487,090	104,900	4,725,745	36,800	1,657,840
Meiji Dairies Corp. (Japan)	472,000	3,706,911	379,000	2,976,524	102,000	801,070
MGP Ingredients, Inc. (SG) (SB) (SC)	52,000	1,059,240	44,700	910,539	15,700	319,809
Molson Coors Brewing Co. Class B	22,000	2,081,640	19,000	1,797,780	6,700	633,954
Nash Finch Co. (SG)	74,130	2,554,520	60,600	2,088,276	11,100	382,506
Nestle SA (Switzerland)	1,579	615,081	—	—	—	—
New Oriental Education & Technology
Group ADR (China) †	6,700	271,551	—	—	—	—
Nutri/System, Inc. † (SG) (SB)	9,100	476,931	7,000	366,870	—	—
Olam International, Ltd. (Singapore)	124,000	250,175	—	—	—	—
Papa John’s International, Inc. †	43,800	1,287,720	36,400	1,070,160	8,400	246,960
Parmalat SpA (Italy) †	46,060	197,735	—	—	—	—
PepsiCo, Inc.	39,000	2,478,840	33,500	2,129,260	11,700	743,652
Perdigao SA (Brazil)	118,100	1,583,079	—	—	—	—
Prestige Brands Holdings, Inc. †	95,900	1,136,415	73,900	875,715	—	—
Procter & Gamble Co. (The)	24,480	1,546,157	21,090	1,332,044	7,400	467,384
Ralcorp Holdings, Inc. †	16,800	1,080,240	14,500	932,350	5,000	321,500

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Consumer Staples continued

Reckitt Benckiser PLC
(United Kingdom)	33,644	$1,751,508	—	$—	—	$—
Reynolds American, Inc.	123,600	7,713,876	106,500	6,646,665	37,300	2,327,893
Robert Half International, Inc.	46,300	1,713,563	39,800	1,472,998	13,900	514,439
Ruby Tuesday, Inc. (SG) (SB) (SC)	43,700	1,249,820	37,800	1,081,080	13,200	377,520
Safeway, Inc. (SG) (SB) (SC)	244,300	8,951,152	210,400	7,709,056	73,700	2,700,368
Seaboard Corp.	395	892,700	315	711,900	—	—
Sonic Corp. †	40,600	904,568	35,000	779,800	12,300	274,044
Spartan Stores, Inc.	29,900	801,320	23,200	621,760	—	—
Swedish Match AB (Sweden)	123,700	2,210,447	99,400	1,776,220	26,700	477,114
Time Warner, Inc.	393,320	7,756,270	338,823	6,681,590	118,700	2,340,764
Toyo Suisan Kaisha, Ltd. (Japan)	159,000	3,131,941	128,000	2,521,311	34,000	669,723
Uni-Charm Corp. (Japan)	5,000	316,692	—	—	—	—
Unilever NV (Netherlands)	37,244	1,084,156	21,112	614,561	5,737	167,001
Universal Robina Corp.
(Philippines)	1,483,490	530,918	—	—	—	—
UST, Inc.	43,310	2,511,114	37,300	2,162,654	13,100	759,538
VFB, LLC (F) ‡ †	—	—	—	—	254,213	5,259
Woolworths, Ltd. (Australia)	303,624	6,679,555	232,660	5,118,387	62,885	1,383,434
Yum! Brands, Inc.	29,060	1,678,506	25,060	1,447,466	8,800	508,288

		188,561,095		147,960,363		43,773,844

Energy		6.1%		4.3%		2.7%

Alon USA Energy, Inc.	30,900	1,118,580	24,000	868,800	—	—
Basic Energy Services, Inc. †	35,500	827,150	29,700	692,010	14,700	342,510
BP PLC (United Kingdom)	354,883	3,854,242	285,606	3,101,853	76,935	835,560
Chevron Corp. #	160,802	11,892,916	138,484	10,242,277	48,500	3,587,060
China Petroleum & Chemical Corp.
(China)	1,748,000	1,478,683	—	—	—	—
China Shenhua Energy Co., Ltd.
(China)	501,500	1,213,011	—	—	—	—
ConocoPhillips #	86,929	5,941,597	74,931	5,121,534	26,299	1,797,537
Core Laboratories NV
(Netherlands) †	13,100	1,098,173	9,900	829,917	—	—
Electromagnetic GeoServices AS
(Norway) †	12,487	299,002	—	—	—	—
Electromagnetic GeoServices AS
144A (Norway) †	1,760	42,143	—	—	—	—
ENI SpA (Italy)	207,665	6,771,546	165,862	5,408,432	44,613	1,454,742
Exxon Mobil Corp. #	397,330	29,978,549	342,257	25,823,291	119,900	9,046,455
Frontier Oil Corp.	125,720	4,103,501	100,700	3,286,848	11,200	365,568
Gazprom (Russia)	702,884	7,345,138	—	—	—	—
Grey Wolf, Inc. †	124,400	833,480	107,200	718,240	37,500	251,250
Helmerich & Payne, Inc.	28,100	852,554	21,900	664,446	—	—
Holly Corp.	53,000	3,142,900	44,200	2,621,060	10,800	640,440
Input/Output, Inc. †	127,600	1,758,328	98,300	1,354,574	—	—
JA Solar Holdings Co., Ltd. ADR
(China) †	25,400	459,486	19,200	347,328	—	—
Lufkin Industries, Inc.	11,900	668,542	10,300	578,654	3,600	202,248
Lukoil (Russia)	25,458	2,199,571	—	—	—	—
Lukoil ADR (Russia)	29,764	2,565,657	—	—	—	—
Marathon Oil Corp.	111,310	11,000,767	95,960	9,483,727	33,600	3,320,688
Matrix Service Co. † (SB)	83,600	1,691,228	67,100	1,357,433	9,000	182,070
NATCO Group, Inc. †	30,065	1,025,818	25,037	854,262	8,897	303,566
Norsk Hydro ASA (Norway)	102,565	3,401,166	82,545	2,737,282	22,125	733,689
Occidental Petroleum Corp.	47,500	2,342,225	40,800	2,011,848	14,300	705,133
Oil States International, Inc. †	12,700	407,543	9,700	311,273	—	—
Petroleo Brasileiro SA ADR
(Brazil) (SG)	19,343	1,924,822	—	—	—	—

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Energy continued

Petroleo Brasileiro SA ADR
(Preference) (Brazil)	36,330	$3,246,086	—	$—	—	$—
Questar Corp.	34,700	3,095,587	29,900	2,667,379	10,500	936,705
Renewable Energy Corp. AS
(Norway) †	27,127	613,844	—	—	—	—
Renewable Energy Corp. AS 144A
(Norway) †	7,784	176,140	—	—	—	—
Repsol YPF SA (Spain)	37,734	1,271,748	31,761	1,070,440	8,639	291,160
Royal Dutch Shell PLC Class B
(Netherlands)	216,561	7,205,077	173,345	5,767,262	46,947	1,561,947
Saipem SpA (Italy)	28,287	823,422	—	—	—	—
Sasol, Ltd. (South Africa)	76,424	2,544,943	—	—	—	—
Statoil ASA (Norway)	185,165	5,043,251	149,000	4,058,242	39,200	1,067,672
Sunoco, Inc.	45,240	3,186,706	39,000	2,747,160	13,700	965,028
Swift Energy Co. †	16,300	680,851	12,400	517,948	—	—
Technicas Reunidas SA (Spain)	3,998	198,860	—	—	—	—
Technicas Reunidas SA 144A (Spain)	8,375	416,572	—	—	—	—
Total SA (France)	17,549	1,229,070	—	—	—	—
Trico Marine Services, Inc. † (SB)	31,600	1,177,416	27,300	1,017,198	9,600	357,696
Unit Corp. †	13,900	703,201	10,800	546,372	—	—
Vaalco Energy, Inc. † (SG) (SB)	81,000	419,580	62,600	324,268	—	—
Western Refining, Inc.	35,201	1,373,543	27,215	1,061,929	—	—
Yanzhou Coal Mining Co., Ltd.
(China)	1,600,000	1,531,630	—	—	—	—

		145,175,845		98,193,287		28,948,724

Financial		3.5%		2.9%		2.0%

Acta Holding ASA (Norway)	147,870	822,527	—	—	—	—
Ameriprise Financial, Inc.	70,200	4,011,228	60,500	3,456,970	21,200	1,211,368
AMP, Ltd. (Australia)	38,443	323,173	—	—	—	—
Assurant, Inc.	21,600	1,158,408	18,600	997,518	6,500	348,595
CapitalSource, Inc. (R) (SB)	146,515	3,681,922	126,110	3,169,144	44,185	1,110,369
Citigroup, Inc. #	337,653	17,335,105	290,737	14,926,438	101,900	5,231,546
Contifinancial Corp. Liquidating
Trust Units (F)	1,914,529	191	—	—	510,231	51
Credit Acceptance Corp. †	19,400	527,486	14,900	405,131	—	—
Deutsche Boerse AG (Germany)	2,714	623,184	2,198	504,701	631	144,889
Grupo Financiero Banorte SA de CV
(Mexico)	87,100	413,409	—	—	—	—
Hitachi Capital Corp. (Japan)	358,300	7,164,175	286,900	5,736,538	77,600	1,551,605
Interactive Data Corp.	25,700	636,075	22,100	546,975	7,700	190,575
International Securities Exchange, Inc.	17,500	854,000	13,500	658,800	—	—
JPMorgan Chase & Co.	139,002	6,724,917	119,581	5,785,329	41,900	2,027,122
Lehman Brothers Holdings, Inc.
(SG) (SC)	91,200	6,390,384	78,500	5,500,495	27,500	1,926,925
Loews Corp.	40,500	1,839,915	34,900	1,585,507	12,300	558,789
London Stock Exchange Group PLC
(United Kingdom)	115,366	2,841,822	92,846	2,287,085	24,890	613,118
Man Group PLC (United Kingdom)	830,369	9,067,318	665,667	7,268,834	176,361	1,925,796
MGIC Investment Corp. (SB)	40,900	2,409,828	35,200	2,073,984	12,400	730,608
Nationwide Financial Services, Inc.
Class A	24,600	1,324,956	21,200	1,141,832	7,400	398,564
ORIX Corp. (Japan)	19,450	5,069,749	14,150	3,688,275	3,810	993,097
PMI Group, Inc. (The)	25,800	1,166,676	22,200	1,003,884	7,800	352,716
Radian Group, Inc.	85,600	4,697,728	73,700	4,044,656	25,900	1,421,392
Sampo OYJ Class A (Finland)	34,900	1,058,797	28,300	858,566	7,700	233,603
Shinhan Financial Group Co., Ltd.
(South Korea)	29,670	1,703,541	—	—	—	—
Shinhan Financial Group Co., Ltd. ADR
(South Korea)	3,700	421,356	—	—	—	—

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Financial continued

Tower Australia Group, Ltd.
(Australia) †	159,831	$349,162	129,404	$282,692	37,180	$81,222
Tower, Ltd. (New Zealand) †	128,631	206,675	104,144	167,331	29,922	48,076

		82,823,707		66,090,685		21,100,026

Health Care		8.0%		6.6%		4.1%

Aetna, Inc. #	127,900	5,600,741	110,200	4,825,658	38,600	1,690,294
Albany Molecular Research, Inc. †	30,641	301,814	23,687	233,317	—	—
Alfresa Holdings Corp. (Japan)	9,500	604,941	7,700	490,321	2,100	133,724
Alliance Imaging, Inc. †	90,800	792,684	66,504	580,580	—	—
Alpharma, Inc. Class A	46,400	1,117,312	39,900	960,792	14,000	337,120
AMERIGROUP Corp. †	54,700	1,662,880	44,300	1,346,720	6,700	203,680
Amgen, Inc. † #	85,800	4,794,504	73,900	4,129,532	25,900	1,447,292
AMN Healthcare Services, Inc. †	40,700	920,634	31,300	708,006	—	—
Applera Corp. — Applied
Biosystems Group	150,600	4,453,242	129,700	3,835,229	45,400	1,342,478
Apria Healthcare Group, Inc. †	52,500	1,693,125	40,500	1,306,125	—	—
Astellas Pharma, Inc. (Japan)	14,400	621,090	—	—	—	—
AstraZeneca PLC (United Kingdom)	142,241	7,651,350	102,683	5,523,467	27,857	1,498,468
Basilea Pharmaceutica AG
(Switzerland) †	457	106,172	—	—	—	—
Bayer AG (Germany)	3,209	204,779	—	—	—	—
Becton, Dickinson and Co.	117,500	9,034,575	101,200	7,781,268	35,400	2,721,906
Bio-Rad Laboratories, Inc. Class A †	10,800	754,272	9,400	656,496	3,300	230,472
Bristol-Myers Squibb Co.
(SG) (SB) (SC)	79,760	2,214,138	68,625	1,905,030	24,000	666,240
Celesio AG (Germany)	10,648	668,259	8,621	541,046	2,343	147,045
China Medical Technologies, Inc.
ADR (China) † (SG) (SB)	65,400	1,508,778	50,000	1,153,500	—	—
CIGNA Corp.	13,230	1,887,392	11,328	1,616,052	4,000	570,640
Corvel Corp. †	46,600	1,409,650	40,100	1,213,025	14,000	423,500
Coventry Health Care, Inc. †	76,780	4,303,519	66,095	3,704,625	23,200	1,300,360
CSL, Ltd. (Australia)	4,826	321,632	—	—	—	—
Dade Behring Holdings, Inc.	21,290	933,567	16,500	723,525	—	—
Daiichi Sankyo Co., Ltd. (Japan)	26,900	824,495	—	—	—	—
Digene Corp. †	17,400	737,934	13,400	568,294	—	—
DJ Orthopedics, Inc. †	11,149	422,547	8,555	324,235	—	—
Eli Lilly Co.	53,500	2,873,485	46,000	2,470,660	16,200	870,102
Enzon, Inc. †	95,900	781,585	80,300	654,445	21,500	175,225
Forest Laboratories, Inc. †	38,700	1,990,728	33,300	1,712,952	11,600	596,704
Fresenius Medical Care AG
(Germany)	2,610	378,834	—	—	—	—
GlaxoSmithKline PLC
(United Kingdom)	217,317	5,973,170	140,649	3,865,875	38,017	1,044,934
Haemonetics Corp. †	33,600	1,570,800	28,100	1,313,675	7,242	338,564
Healthspring, Inc. †	42,500	1,000,875	32,800	772,440	—	—
Hologic, Inc. †	10,500	605,220	8,100	466,884	—	—
Humana, Inc. †	92,720	5,379,614	79,900	4,635,798	27,950	1,621,659
Illumina, Inc. †	16,700	489,310	12,900	377,970	—	—
Immucor, Inc. †	20,400	600,372	15,700	462,051	—	—
Incyte Pharmaceuticals, Inc. †	127,000	836,930	109,500	721,605	38,300	252,397
Johnson & Johnson #	164,112	9,889,389	141,304	8,514,979	49,500	2,982,870
Kaken Pharmaceutical Co., Ltd.
(Japan)	134,000	1,091,068	108,000	879,368	31,000	252,411
Kindred Healthcare, Inc. †	23,500	770,330	18,200	596,596	—	—
Kinetic Concepts, Inc. †	13,100	663,384	10,200	516,528	—	—
Labopharm, Inc. (Canada) †	40,200	229,140	31,000	176,700	—	—
LCA-Vision, Inc. (SG) (SB)	11,700	481,923	9,000	370,710	—	—
LifeCell Corp. † (SG) (SB)	29,600	739,112	22,900	571,813	—	—
Luminex Corp. †	25,500	349,860	19,600	268,912	—	—

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Health Care continued

Magellan Health Services, Inc. †	66,300	$2,784,600	54,200	$2,276,400	9,800	$411,600
MannKind Corp. † (SG) (SB)	36,400	520,520	27,800	397,540	—	—
Martek Biosciences Corp. †	45,700	942,334	35,300	727,886	—	—
McKesson Corp.	155,900	9,126,386	134,200	7,856,068	47,000	2,751,380
Medcath Corp. †	28,500	778,050	23,900	652,470	8,400	229,320
Mediceo Paltac Holdings Co., Ltd.
(Japan)	36,500	695,725	29,600	564,204	8,000	152,488
Medicines Co. †	21,400	536,712	16,400	411,312	—	—
Mentor Corp. (SG) (SB)	18,400	846,400	14,200	653,200	—	—
Merck & Co., Inc.	201,760	8,911,739	173,813	7,677,320	60,850	2,687,745
Merck KGaA (Germany)	2,969	382,694	—	—	—	—
Millennium Pharmaceuticals, Inc. †	144,100	1,636,976	124,100	1,409,776	43,500	494,160
Mindray Medical International, Ltd.
ADR Class A (China)	12,627	300,649	—	—	—	—
Molina Healthcare, Inc. †	47,600	1,456,084	40,900	1,251,131	14,300	437,437
Neurocrine Biosciences, Inc. †	77,200	965,000	66,500	831,250	23,300	291,250
Nobel Biocare Holding AG
(Switzerland)	4,605	1,679,163	—	—	—	—
Novartis AG (Switzerland)	14,105	809,218	—	—	—	—
Noven Pharmaceuticals, Inc. †	23,300	540,560	20,100	466,320	7,000	162,400
Ono Pharmaceutical Co., Ltd.
(Japan)	6,100	341,824	—	—	—	—
OraSure Technologies, Inc. †	59,900	440,265	46,300	340,305	—	—
Pain Therapeutics, Inc. † (SG)	59,600	467,264	46,100	361,424	—	—
Parexel International Corp. †	56,000	2,014,320	48,100	1,730,157	16,900	607,893
PerkinElmer, Inc.	40,700	985,754	35,100	850,122	12,300	297,906
Pfizer, Inc.	189,449	4,785,482	163,197	4,122,356	57,200	1,444,872
Quidel Corp. †	43,400	520,800	37,400	448,800	13,100	157,200
Regeneron Pharmaceuticals, Inc. †	25,900	559,958	20,100	434,562	—	—
Roche Holding AG (Switzerland)	35,135	6,217,816	25,961	4,594,300	7,046	1,246,926
Salix Pharmaceuticals, Ltd. † (SB)	77,041	970,717	59,767	753,064	—	—
Sanofi-Synthelabo SA (France)	5,207	452,634	—	—	—	—
Savient Pharmaceuticals, Inc. †	165,400	1,988,108	137,700	1,655,154	33,300	400,266
Schering AG (Germany)	10,712	1,493,310	8,834	1,231,507	2,459	342,798
Schering-Plough Corp.	311,500	7,946,365	268,300	6,844,333	93,900	2,395,389
Sciele Pharma, Inc. †	110,900	2,626,112	90,300	2,138,304	16,600	393,088
Symbion Health, Ltd. (Australia)	229,199	673,165	185,566	545,013	50,422	148,091
Taisho Pharmaceutical Co., Ltd.
(Japan)	92,000	1,687,213	76,000	1,393,785	21,000	385,125
Techne Corp. †	13,700	782,270	10,700	610,970	—	—
Telik, Inc. † (SG) (SB) (SC)	369,327	2,005,446	319,900	1,737,057	112,200	609,246
Terumo Corp. (Japan)	16,500	643,021	—	—	—	—
Teva Pharmaceutical Industries, Ltd.
ADR (Israel)	24,197	905,694	—	—	—	—
United Therapeutics Corp. †
(SG) (SB)	11,100	596,958	8,600	462,508	—	—
UnitedHealth Group, Inc.	64,638	3,423,875	55,712	2,951,065	19,560	1,036,093
Viropharma, Inc. †	42,500	609,875	32,900	472,115	—	—
Vital Signs, Inc.	9,100	473,018	7,100	369,058	—	—
Waters Corp. †	46,000	2,668,000	39,600	2,296,800	13,900	806,200
Watson Pharmaceuticals, Inc. †	72,500	1,916,175	62,300	1,646,589	21,800	576,174
WellCare Health Plans, Inc. †
(SG) (SB)	80,800	6,888,200	68,100	5,805,525	19,500	1,662,375
West Pharmaceutical Services, Inc.	32,200	1,495,046	26,300	1,221,109	5,100	236,793
Wyeth	123,600	6,183,708	106,500	5,328,195	37,300	1,866,119
Zoll Medical Corp. †	49,200	1,311,180	40,700	1,084,655	9,000	239,850

		189,227,538		150,080,513		43,318,269

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Insurance		3.2%		2.7%		1.7%

Admiral Group PLC (United Kingdom)	15,179	$343,145	—	$—	—	$—
Aegon NV (Netherlands)	100,316	1,998,563	57,472	1,144,996	16,485	328,425
Allianz SE (Germany)	22,675	4,662,801	15,949	3,279,692	4,314	887,115
Allstate Corp. (The)	104,700	6,288,282	90,200	5,417,412	31,600	1,897,896
American Financial Group, Inc.	83,225	2,832,979	71,710	2,441,008	25,050	852,702
American Physicians Capital, Inc. †	12,200	488,976	9,400	376,752	—	—
Argonaut Group, Inc. †	44,000	1,423,840	35,900	1,161,724	6,300	203,868
China Life Insurance Co. (Taiwan) †	2,732,000	1,209,690	—	—	—	—
Chubb Corp. (The)	72,600	3,751,242	62,500	3,229,375	21,900	1,131,573
Commerce Group, Inc.	70,020	2,103,401	58,400	1,754,336	14,478	434,919
Corporacion Mapfre SA (Spain)	649,413	3,329,899	522,639	2,679,859	141,331	724,682
EMC Insurance Group, Inc.	12,000	309,600	9,300	239,940	—	—
Fremont General Corp. (SB)	85,400	591,822	71,600	496,188	25,288	175,246
ING Groep NV (Netherlands)	103,619	4,379,172	83,392	3,524,333	22,464	949,379
Landamerica Financial Group, Inc.	11,640	860,312	10,000	739,100	3,500	258,685
Muenchener Rueckversicherungs-
Gesellschaft AG (Germany)	5,009	844,425	4,100	691,185	1,200	202,298
Navigators Group, Inc. †	17,240	864,931	13,450	674,787	—	—
Odyssey Re Holdings Corp.	79,300	3,117,283	68,300	2,684,873	23,900	939,509
Ohio Casualty Corp.	58,100	1,740,095	49,300	1,476,535	14,500	434,275
Philadelphia Consolidated
Holding Corp. †	64,300	2,828,557	55,800	2,454,642	15,600	686,244
QBE Insurance Group, Ltd.
(Australia)	122,312	3,121,282	88,599	2,260,959	23,865	609,011
Safeco Corp. (SC)	104,300	6,928,649	89,800	5,965,414	31,500	2,092,545
Safety Insurance Group, Inc.	30,259	1,213,991	24,800	994,976	4,900	196,588
SeaBright Insurance Holdings, Inc. †	46,800	861,120	36,500	671,600	—	—
Selective Insurance Group	38,500	980,210	30,000	763,800	—	—
Triad Guaranty, Inc. †	24,800	1,026,968	20,800	861,328	7,300	302,293
W.R. Berkley Corp.	202,345	6,701,666	174,352	5,774,538	61,075	2,022,804
Zenith National Insurance Corp.	83,647	3,953,994	68,858	3,254,918	15,057	711,744
Zurich Financial Services AG
(Switzerland)	24,568	7,092,951	17,934	5,177,669	4,868	1,405,425

		75,849,846		60,191,939		17,447,226

Investment Banking/Brokerage		1.6%		1.3%		0.9%

Affiliated Managers Group †
(SG) (SB)	10,400	1,126,840	8,100	877,635	—	—
Ashmore Group PLC
(United Kingdom)	9,366	53,394	—	—	—	—
Ashmore Group PLC 144A
(United Kingdom)	67,218	383,198	—	—	—	—
Calamos Asset Management, Inc.
Class A	37,400	834,768	32,200	718,704	11,300	252,216
Challenger Financial Services Group,
Ltd. (Australia)	161,562	623,534	130,805	504,830	39,012	150,563
Credit Suisse Group (Switzerland)	4,400	315,812	—	—	—	—
Daiwa Securities Group, Inc. (Japan)	39,000	471,192	—	—	—	—
Deutsche Bank AG (Germany)	10,739	1,444,877	8,856	1,191,529	2,363	317,929
Evercore Partners, Inc. Class A	18,300	570,777	13,900	433,541	—	—
Goldman Sachs Group, Inc. (The)	53,400	11,034,042	46,000	9,504,980	16,100	3,326,743
Greenhill & Co., Inc. (SG) (SB) (SC)	10,900	669,151	9,500	583,205	3,300	202,587
Harris & Harris
Group, Inc. † (SG) (SB) (SC)	62,500	807,500	53,800	695,096	18,900	244,188
Investment Technology Group, Inc. †	22,400	878,080	17,400	682,080	—	—
Knight Capital Group, Inc. Class A †	74,900	1,186,416	64,500	1,021,680	22,600	357,984
Macquarie Bank, Ltd. (Australia)	27,572	1,846,029	10,271	687,675	2,791	186,866
MCG Capital Corp.	43,900	823,564	34,200	641,592	—	—
Merrill Lynch & Co., Inc.
(SG) (SB) (SC)	37,900	3,095,293	32,700	2,670,609	11,400	931,038

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Investment Banking/Brokerage continued

Morgan Stanley	110,400	$8,695,104	95,100	$7,490,076	33,300	$2,622,708
Schroders PLC (United Kingdom)	29,056	724,886	23,525	586,899	6,393	159,492
SembCorp Industries, Ltd.
(Singapore)	178,000	598,536	—	—	—	—
SWS Group, Inc.	90,800	2,252,748	74,700	1,853,307	14,400	357,264

		38,435,741		30,143,438		9,109,578

Other		0.9%		1.1%		0.6%

iShares MSCI EAFE Index Fund	95,700	7,298,082	52,200	3,980,772	21,600	1,647,216
iShares Russell 1000 Growth
Index Fund	139,800	7,781,268	195,800	10,898,228	93,100	5,181,946
iShares Russell 2000 Growth
Index Fund	30,000	2,421,000	17,500	1,412,250	—	—
iShares Russell 2000 Value
Index Fund	45,877	3,716,037	16,946	1,372,626	—	—
S&P 500 Index Depository Receipts
(SPDR Trust Series 1) (SB)	—	—	51,689	7,339,838	—	—

		21,216,387		25,003,714		6,829,162

Real Estate		2.2%		1.3%		0.7%

Alexander’s, Inc. (R) †	2,900	1,193,930	2,500	1,029,250	900	370,530
American Home Mortgage
Investment Corp. (R) (SG) (SB)	19,800	534,402	15,400	415,646	—	—
Amrep Corp. (SG) (SB) (SC)	15,600	1,205,100	13,400	1,035,150	4,700	363,075
Anthracite Capital, Inc. (R)	141,100	1,693,200	117,200	1,406,400	26,200	314,400
Ayala Land, Inc. (Philippines)	468,100	160,242	—	—	—	—
Baoye Group Co., Ltd. (China)	630,000	1,033,620	—	—	—	—
Boston Properties, Inc. (R)	6,700	786,580	5,800	680,920	2,100	246,540
CB Richard Ellis Group, Inc.
Class A †	60,300	2,061,054	50,400	1,722,672	17,800	608,404
CBL & Associates Properties (R)	14,200	636,728	11,100	497,724	—	—
Cousins Properties, Inc. (R)	76,000	2,497,360	63,400	2,083,324	17,000	558,620
Cyrela Brazil Realty SA (Brazil)	116,800	1,084,612	—	—	—	—
DiamondRock Hospitality Co. (R)	66,000	1,254,000	56,800	1,079,200	19,900	378,100
Emaar Properties (United Arab
Emirates)	767,177	2,308,760	—	—	—	—
Entertainment Properties Trust (R)	37,597	2,265,219	31,390	1,891,248	7,800	469,950
Filinvest Land, Inc. (Philippines) †	17,926,100	624,801	—	—	—	—
Globe Trade Centre SA (Poland) †	75,782	1,348,294	—	—	—	—
Guangzhou R&F Properties Co., Ltd.
(China)	892,800	1,988,088	—	—	—	—
Home Properties of NY, Inc. (R)	29,000	1,531,490	25,000	1,320,250	8,800	464,728
Hopson Development Holdings, Ltd.
(Hong Kong)	928,000	2,330,125	—	—	—	—
IMPAC Mortgage
Holdings, Inc. (R) (SG) (SB) (SC)	71,053	355,265	61,177	305,885	21,428	107,140
Jones Lang LaSalle, Inc.	62,500	6,517,500	53,400	5,568,552	17,600	1,835,328
Kier Group PLC (United Kingdom)	7,770	367,052	—	—	—	—
Lexington Corporate Properties
Trust (R)	47,620	1,006,211	36,900	779,697	—	—
LPS Brasil Consultoria de Imoveis SA
(Brazil) †	28,809	293,827	—	—	—	—
LPS Brasil Consultoria de Imoveis
SA 144A (Brazil) †	86,624	883,489	—	—	—	—
LTC Properties, Inc. (R)	43,000	1,114,130	33,500	867,985	—	—
Medical Properties
Trust, Inc. (R) (SG) (SB)	76,900	1,129,661	66,200	972,478	23,200	340,808
Megaworld Corp. (Philippines)	10,148,900	705,370	—	—	—	—
Metrovacesa SA (Spain)	15,955	1,884,402	12,841	1,516,616	3,514	415,029

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Real Estate continued

Mitsui Fudosan Co., Ltd. (Japan)	14,000	$411,275	—	$—	—	$—
National Health Investors, Inc. (R)	24,300	761,562	18,900	592,326	—	—
Newcastle Investment Corp. (R)	29,400	815,262	22,600	626,698	—	—
NorthStar Realty Finance
Corp. (R) (SG)	53,500	813,735	41,700	634,257	—	—
Omega Healthcare Investors, Inc. (R)	40,600	696,290	31,600	541,940	—	—
PS Business Parks, Inc. (R)	10,113	713,169	7,875	555,345	—	—
RAIT Investment Trust (R)	12,200	340,868	9,400	262,636	—	—
Redwood Trust, Inc. (R)	21,200	1,106,216	18,200	949,676	6,400	333,952
Saul Centers, Inc. (R)	12,400	705,560	9,500	540,550	—	—
SL Green Realty Corp. (R)	14,500	1,989,110	12,200	1,673,596	4,200	576,156
SP Setia Berhad (Malaysia)	598,200	1,332,795	—	—	—	—
Universal Health Realty Income
Trust (R)	3,711	132,668	2,860	102,245	—	—
Winthrop Realty Trust (R) (SG)	127,300	841,453	99,200	655,712	—	—

		51,454,475		30,307,978		7,382,760

Technology		9.8%		7.6%		4.5%

Acme Packet, Inc. †	54,200	801,076	42,600	629,628	—	—
Acxiom Corp. (SB)	116,800	2,498,352	98,500	2,106,915	28,100	601,059
Advanced Energy Industries, Inc. †	67,500	1,420,200	52,100	1,096,184	—	—
Advantest Corp. (Japan)	20,900	928,061	16,900	750,442	5,000	222,024
ALPS Electric Co., Ltd. (Japan)	119,700	1,402,496	98,000	1,148,242	27,100	317,524
Anixter International, Inc. †	11,700	771,498	9,000	593,460	—	—
Ansoft Corp. †	60,800	1,923,712	49,900	1,578,836	10,000	316,400
ANSYS, Inc. †	22,300	1,132,171	17,300	878,321	—	—
Arris Group, Inc. †	96,800	1,362,944	83,300	1,172,864	29,200	411,136
Aspen Technology, Inc. †	40,900	531,700	31,600	410,800	—	—
Atheros Communications †	19,900	476,207	15,200	363,736	—	—
Atmel Corp. †	491,930	2,474,408	423,700	2,131,211	148,415	746,527
AU Optronics Corp. (Taiwan)	1,293,000	1,848,483	—	—	—	—
Automatic Data Processing, Inc.	57,400	2,778,160	47,800	2,313,520	16,800	813,120
AVX Corp.	127,200	1,933,440	109,600	1,665,920	38,400	583,680
Basilea Pharmaceutical 144A
(Switzerland) †	797	185,162	—	—	—	—
BEA Systems, Inc. †	211,070	2,446,301	181,900	2,108,221	63,700	738,283
Blackbaud, Inc.	41,400	1,010,988	32,100	783,882	—	—
Blue Coat Systems, Inc. † (SG) (SB)	28,900	1,061,497	22,500	826,425	—	—
BMC Software, Inc. †	50,700	1,561,053	43,600	1,342,444	15,200	468,008
Brocade Communications
Systems, Inc. †	339,800	3,234,896	287,700	2,738,904	86,200	820,624
Cap Gemini SA (France)	7,649	582,079	—	—	—	—
Cisco Systems, Inc. † #	450,590	11,503,563	388,076	9,907,580	136,000	3,472,080
Coinstar, Inc. †	54,600	1,708,980	47,000	1,471,100	16,500	516,450
CommScope, Inc. † (SB)	24,000	1,029,600	18,800	806,520	—	—
Convergys Corp. †	34,600	879,186	29,800	757,218	10,400	264,264
Covansys Corp. †	18,741	462,528	14,595	360,205	—	—
Credence Systems Corp. †	102,100	337,951	88,000	291,280	30,800	101,948
CSG Systems International, Inc. †	92,300	2,309,346	77,600	1,941,552	21,200	530,424
D-Link Corp. (Taiwan)	397,000	697,144	—	—	—	—
Dell, Inc. †	56,600	1,313,686	48,800	1,132,648	17,100	396,891
Diodes, Inc. †	15,600	543,660	12,050	419,943	—	—
Eagle Test Systems, Inc. †	45,200	752,128	34,800	579,072	—	—
eCollege.com, Inc. † (SG) (SB)	36,800	660,560	28,400	509,780	—	—
Emulex Corp. †	31,000	566,990	24,100	440,789	—	—
F5 Networks, Inc. †	8,100	540,108	6,200	413,416	—	—
Factset Research Systems, Inc.
(SG) (SB)	26,300	1,652,955	20,400	1,282,140	—	—
Fair Isaac Corp.	53,400	2,065,512	44,800	1,732,864	15,500	599,540
FEI Co. †	58,800	2,120,328	50,600	1,824,636	17,700	638,262

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Technology continued

Fuji Photo Film Cos., Ltd. (Japan)	7,200	$294,651	—	$—	—	$—
Fujitsu, Ltd. (Japan)	105,000	699,822	85,000	566,522	23,000	153,294
Hewlett-Packard Co.	317,800	12,756,492	273,600	10,982,304	95,900	3,849,426
Hon Hai Precision Industry Co., Ltd.
(Taiwan)	172,520	1,157,572	—	—	—	—
Hoya Corp. (Japan)	15,200	504,602	—	—	—	—
Hyperion Solutions Corp. †	41,520	2,151,982	35,785	1,854,737	12,600	653,058
IBM Corp.	132,440	12,483,794	114,100	10,755,066	40,000	3,770,400
IHS, Inc. Class A †	16,000	657,760	13,800	567,318	4,800	197,328
Infineon Technologies AG
(Germany) †	56,436	878,686	45,693	711,422	12,416	193,312
Infospace, Inc. †	41,400	1,062,738	35,700	916,419	12,500	320,875
Intel Corp. #	193,930	3,709,881	162,826	3,114,861	56,400	1,078,932
Interwoven, Inc. †	39,900	674,310	34,500	583,050	12,100	204,490
Intuit, Inc. †	93,500	2,558,160	80,500	2,202,480	28,200	771,552
Itron, Inc. †	14,300	930,072	11,100	721,944	—	—
Knot, Inc. (The) †	25,100	540,403	19,500	419,835	—	—
Komag, Inc. †	34,900	1,142,277	30,100	985,173	10,500	343,665
Konica Corp. (Japan)	20,000	262,863	—	—	—	—
Lexmark International, Inc. Class A †	14,400	841,824	12,400	724,904	4,300	251,378
LG Electronics, Inc. (South Korea)	24,520	1,673,774	—	—	—	—
Littelfuse, Inc. † (SG)	58,000	2,354,800	47,800	1,940,680	9,700	393,820
LTX Corp. †	109,300	668,916	94,100	575,892	33,000	201,960
Manhattan Associates, Inc. †	64,500	1,769,235	52,200	1,431,846	7,600	208,468
Mantech International Corp. Class A †	18,300	611,403	15,700	524,537	5,600	187,096
Media Tek, Inc. (Taiwan)	103,000	1,182,978	—	—	—	—
Microsoft Corp.	438,700	12,226,569	377,931	10,532,937	132,400	3,689,988
MicroStrategy, Inc. †	15,900	2,009,601	13,184	1,666,326	2,800	353,892
Mitsubishi Electric Corp. (Japan)	139,000	1,432,722	110,000	1,133,809	32,000	329,835
Mitsumi Electric Co., Ltd. (Japan)	16,100	533,113	—	—	—	—
Motorola, Inc. (SG) (SB) (SC)	183,640	3,244,919	158,116	2,793,910	55,400	978,918
MTS Systems Corp.	20,200	784,568	17,400	675,816	6,100	236,924
National Semiconductor Corp.	59,600	1,438,744	51,300	1,238,382	17,900	432,106
NEC Corp. (Japan)	47,000	252,199	38,000	203,906	11,000	59,025
NEC Electronics Corp.
(Japan) † (SG) (SB) (SC)	11,700	283,113	9,500	229,878	2,800	67,753
NET One Systems Co., Ltd. (Japan)	316	375,616	256	304,296	70	83,206
Nippon Electric Glass Co., Ltd. (Japan)	15,000	262,990	—	—	—	—
Nokia OYJ (Finland)	308,910	7,107,160	235,014	5,407,019	63,712	1,465,836
Novatek Microelectronics Corp., Ltd.
(Taiwan)	223,000	963,822	—	—	—	—
NTT Data Corp. (Japan)	674	3,427,798	506	2,573,391	136	691,662
Oce NV (Netherlands)	47,487	869,977	38,447	704,361	10,447	191,392
Omron Corp. (Japan)	53,900	1,450,696	35,800	963,542	10,100	271,837
ON Semiconductor Corp. † (SG)	109,700	978,524	84,900	757,308	—	—
Oracle Corp. †	538,560	9,764,093	463,893	8,410,380	162,500	2,946,125
Packeteer, Inc. †	105,000	1,304,100	90,400	1,122,768	31,600	392,472
Parametric Technology Corp. † (SG)	35,600	679,604	27,600	526,884	—	—
Park Electrochemical Corp.	12,900	349,848	10,000	271,200	—	—
Perlos OYJ (Finland)	24,700	125,661	—	—	—	—
Perot Systems Corp. Class A †	71,300	1,274,131	55,100	984,637	—	—
Photronics, Inc. †	38,200	594,010	32,900	511,595	11,500	178,825
Polycom, Inc. †	79,900	2,663,067	66,800	2,226,444	17,000	566,610
Qualcomm, Inc.	65,070	2,775,886	56,000	2,388,960	19,600	836,136
RealNetworks, Inc. †	454,000	3,563,900	386,600	3,034,810	120,400	945,140
RF Micro Devices, Inc. † (SG) (SB)	233,200	1,452,836	178,700	1,113,301	—	—
Samsung Electronics Co., Ltd.
(South Korea)	9,694	5,803,001	—	—	—	—
Samsung Electronics Co., Ltd.
(Preference) (South Korea)	1,455	684,569	—	—	—	—

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Technology continued

Samsung Electronics Co., Ltd. GDR
(South Korea)	806	$245,226	—	$—	—	$—
Satyam Computer Services, Ltd.
(India)	176,462	1,910,216	—	—	—	—
Shinko Electric Industries (Japan)	11,700	264,238	—	—	—	—
Silicon Image, Inc. †	94,600	771,936	73,400	598,944	—	—
Silicon Storage Technology, Inc. †	124,100	611,813	96,600	476,238	—	—
Smart Modular Technologies
WWH, Inc. †	46,300	592,177	35,800	457,882	—	—
SOITEC (France) †	9,064	216,162	—	—	—	—
SonicWall, Inc. †	239,500	2,002,220	199,600	1,668,656	48,100	402,116
Spansion, Inc. Class A †	452,500	5,515,975	389,700	4,750,443	136,500	1,663,935
SPSS, Inc. †	23,400	844,740	20,200	729,220	7,000	252,700
Supertex, Inc. †	12,300	408,483	9,400	312,174	—	—
Sybase, Inc. †	129,000	3,261,120	105,000	2,654,400	17,300	437,344
Sykes Enterprises, Inc. †	102,700	1,873,248	82,500	1,504,800	13,200	240,768
SYNNEX Corp. †	26,600	564,984	20,700	439,668	—	—
Taiwan Semiconductor
Manufacturing Co., Ltd. (Taiwan)	893,570	1,833,809	—	—	—	—
Telefonaktiebolaget LM Ericsson AB
Class B (Sweden)	281,692	1,036,997	237,027	872,571	68,539	252,314
Texas Instruments, Inc.	17,800	535,780	15,300	460,530	5,400	162,540
The9, Ltd. ADR (China) † (SG) (SB)	55,700	1,879,318	13,800	465,612	—	—
TheStreet.com, Inc.	89,700	1,098,825	77,300	946,925	27,100	331,975
THQ, Inc. †	23,100	789,789	17,500	598,325	—	—
Tokyo Electron, Ltd. (Japan)	6,700	468,738	—	—	—	—
Toshiba Corp. (Japan)	441,000	2,946,740	356,000	2,378,774	95,000	634,785
Travelzoo, Inc. † (SG) (SB) (SC)	29,900	1,099,423	25,100	922,927	8,700	319,899
Trend Micro, Inc. (Japan)	11,000	300,730	—	—	—	—
Trizetto Group †	126,200	2,525,262	105,300	2,107,053	27,600	552,276
TTM Technologies, Inc. †	184,300	1,758,222	151,600	1,446,264	29,800	284,292
Uniden (Japan)	39,000	302,649	32,000	248,327	10,000	77,602
United Internet AG (Germany)	20,166	392,067	—	—	—	—
United Online, Inc.	277,000	3,886,310	233,400	3,274,602	64,800	909,144
Varian Semiconductor Equipment †	12,400	661,912	9,500	507,110	—	—
Varian, Inc. †	35,000	2,039,100	30,100	1,753,626	10,600	617,556
Vasco Data Security
International, Inc. † (SG) (SB)	72,900	1,302,723	56,400	1,007,868	—	—
Veeco Instruments, Inc. †	73,400	1,431,300	63,200	1,232,400	22,100	430,950
Verint Systems, Inc. †	18,000	578,700	13,600	437,240	—	—
Websense, Inc. †	78,820	1,812,072	65,200	1,498,948	15,900	365,541
Wincor Nixdorf AG (Germany)	3,744	348,956	—	—	—	—
Wistron Corp. (Taiwan)	1,047,446	1,589,246	—	—	—	—
Wistron NeWeb Corp. (Taiwan)	406,000	1,193,973	—	—	—	—
Xyratex, Ltd. (Bermuda) †	22,400	534,688	17,400	415,338	—	—

		233,184,808		172,032,413		47,990,717

Transportation		2.0%		1.5%		0.9%

Alaska Air Group, Inc. † (SG)	18,860	718,566	16,300	621,030	5,700	217,170
Arriva PLC (United Kingdom)	78,028	1,142,189	63,174	924,754	18,981	277,848
British Airways PLC
(United Kingdom) †	498,060	4,762,475	400,832	3,832,776	107,973	1,032,443
Burlington Northern Santa Fe Corp.
(SG) (SB) (SC)	19,400	1,560,342	16,800	1,351,224	5,900	474,537
Central Japan Railway Co. (Japan)	490	5,574,800	396	4,505,349	107	1,217,354
Deutsche Lufthansa AG (Germany)	227,375	6,175,505	181,491	4,929,296	49,291	1,338,744
ExpressJet Holdings, Inc. †	159,050	928,852	133,341	778,711	47,077	274,930
Horizon Lines, Inc. Class A	24,800	813,936	19,200	630,144	—	—
HUB Group, Inc. Class A †	40,900	1,185,691	31,600	916,084	—	—

COMMON STOCKS*	Growth 81.1%		Balanced 63.4%		Conservative 38.6%
	Shares	Value	Shares	Value	Shares	Value

Transportation continued

Korean Air Lines Co., Ltd.
(South Korea)	341	$13,325	—	$—	—	$—
Kuehne & Nagel International AG
(Switzerland)	2,468	203,043	—	—	—	—
Malaysian Bulk Carriers Berhad
(Malaysia)	360,000	397,917	—	—	—	—
National Express Group PLC
(United Kingdom)	52,944	1,314,592	42,865	1,064,332	11,648	289,218
Neptune Orient Lines, Ltd.
(Singapore)	484,000	1,033,929	392,000	837,397	106,000	226,439
Norfolk Southern Corp.	80,160	4,056,096	69,000	3,491,400	24,200	1,224,520
Orient Overseas International, Ltd.
(Hong Kong)	232,000	2,155,543	127,000	1,179,974	35,000	325,190
Overseas Shipholding Group	60,800	3,806,080	51,200	3,205,120	14,400	901,440
Pacer International, Inc.	41,406	1,115,478	35,662	960,734	12,491	336,508
Pacific Basin Shipping, Ltd.
(Hong Kong)	1,491,000	1,278,453	—	—	—	—
Republic Airways Holdings, Inc. †	72,700	1,669,192	62,600	1,437,296	21,900	502,824
Saia, Inc. †	38,700	919,125	33,300	790,875	11,600	275,500
Singapore Airlines, Ltd. (Singapore)	95,000	1,039,757	77,000	842,751	22,000	240,786
SkyWest, Inc.	51,700	1,387,111	44,400	1,191,252	15,600	418,548
Southwest Airlines Co. (SB)	89,000	1,308,300	76,600	1,126,020	26,900	395,430
Tam SA ADR (Brazil)	62,700	1,665,312	—	—	—	—
Vueling Airlines SA (Spain) †	311	18,272	—	—	—	—
Vueling Airlines SA 144A (Spain) †	7,024	412,682	—	—	—	—

		46,656,563		34,616,519		9,969,429

Utilities & Power		2.9%		2.4%		1.5%

AES Corp. (The) † #	163,600	3,520,672	140,800	3,030,016	49,300	1,060,936
Avista Corp.	19,200	465,216	15,000	363,450	—	—
Centrica PLC (United Kingdom)	41,363	314,540	—	—	—	—
CEZ AS (Czech Republic)	54,273	2,437,132	—	—	—	—
Cleco Corp.	25,100	648,333	19,600	506,268	—	—
E.On AG (Germany)	27,080	3,660,108	21,794	2,945,657	5,871	793,519
Edison International	78,970	3,879,796	68,015	3,341,577	23,800	1,169,294
El Paso Electric Co. †	47,400	1,248,990	40,700	1,072,445	14,300	376,805
Electric Power Development Co.
(Japan)	81,100	4,083,231	65,300	3,287,731	17,600	886,127
Energen Corp. #	107,580	5,474,746	90,900	4,625,901	26,306	1,338,712
Energias de Portugal (EDP) SA
(Portugal)	230,850	1,239,181	194,306	1,043,016	52,849	283,688
First Philippine Holdings Corp.
(Philippines)	581,210	856,139	—	—	—	—
FirstEnergy Corp.	29,300	1,940,832	25,300	1,675,872	8,900	589,536
National Grid PLC
(United Kingdom)	65,991	1,035,452	53,429	838,344	14,518	227,799
NICOR, Inc.	29,200	1,413,864	25,200	1,220,184	8,900	430,938
Northwest Natural Gas Co.	17,500	799,225	15,000	685,050	5,300	242,051
OGE Energy Corp.	18,500	717,800	15,900	616,920	5,600	217,280
Ormat Technologies, Inc.	15,589	654,114	12,085	507,087	—	—
Osaka Gas Co., Ltd. (Japan)	732,000	2,840,245	589,000	2,285,388	158,000	613,058
PG&E Corp.	177,900	8,587,233	153,200	7,394,964	53,700	2,592,099
RWE AG (Germany)	14,950	1,581,049	10,276	1,086,746	2,752	291,040
Scottish and Southern Energy PLC
(United Kingdom)	20,391	618,238	—	—	—	—
South Jersey Industries, Inc.	22,300	848,515	17,200	654,460	—	—
Southwest Gas Corp.	32,000	1,243,840	27,600	1,072,812	9,700	377,039
TXU Corp.	209,500	13,428,950	180,400	11,563,640	63,200	4,051,120
Vector, Ltd. (New Zealand)	251,632	535,477	203,728	433,537	60,761	129,301

COMMON STOCKS*		Growth 81.1%		Balanced 63.4%		Conservative 38.6%
		Shares	Value	Shares	Value	Shares	Value

Utilities & Power continued

Veolia Environnement (France)		52,646	$3,912,798	33,615	$2,498,361	9,013	$669,871
Westar Energy, Inc.		29,100	800,832	22,600	621,952	—	—

			68,786,548		53,371,378		16,340,213

Total common stocks
(cost $1,580,505,138,
$1,146,977,925 and $319,694,806)			$1,921,140,096		$1,436,625,657		$407,344,798

CORPORATE BONDS AND NOTES*		Growth 3.8%		Balanced 6.7%		Conservative 9.0%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Basic Materials			0.4%		0.5%		0.6%

Abitibi-Consolidated, Inc.
bonds 8.55s,
2010 (Canada)		$130,000	$131,625	$175,000	$177,188	$—	—
Abitibi-Consolidated, Inc.
debs. 8.85s,
2030 (Canada)		45,000	40,050	55,000	48,950	30,000	26,700
Abitibi-Consolidated, Inc.
notes 7 3/4s, 2011
(Canada)		115,000	109,825	135,000	128,925	70,000	66,850
Abitibi-Consolidated,
Inc. notes 6s,
2013 (Canada)		90,000	76,500	115,000	97,750	60,000	51,000
AK Steel Corp. company
guaranty 7 3/4s, 2012		300,000	304,875	365,000	370,931	190,000	193,088
Aleris International, Inc.
144A sr. notes 9s, 2014		185,000	195,175	190,000	200,450	85,000	89,675
Aleris International, Inc.
144A sr. sub. notes
10s, 2016		200,000	209,000	205,000	214,225	100,000	104,500
ARCO Chemical Co. debs.
10 1/4s, 2010		185,000	205,350	130,000	144,300	85,000	94,350
BCP Crystal US Holdings Corp.
sr. sub. notes 9 5/8s, 2014		390,000	443,009	448,000	508,892	180,000	204,466
Builders FirstSource, Inc.
company guaranty FRB
9.61s, 2012		160,000	162,400	180,000	182,700	85,000	86,275
Chaparral Steel Co. company
guaranty 10s, 2013		515,000	574,225	525,000	585,375	260,000	289,900
Clondalkin Industries BV
144A sr. notes 8s, 2014
(Netherlands)	EUR	60,000	84,605	65,000	91,655	35,000	49,353
Cognis Holding GmbH &
Co. 144A sr. notes
12.876s, 2015
(Germany) ‡‡	EUR	260,090	354,678	242,765	331,053	146,538	199,830
Compass Minerals
International, Inc.
sr. notes stepped-
coupon zero %
(12 3/4s, 12/15/07),
2012 ††		$160,000	161,400	$165,000	166,444	$50,000	50,438
Covalence Specialty
Materials Corp.
144A sr. sub. notes
10 1/4s, 2016		215,000	215,000	255,000	255,000	135,000	135,000

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value
Basic Materials continued

Crystal US Holdings,
LLC sr. disc.
notes stepped-
coupon Ser. A, zero %
(10s, 10/1/09), 2014 ††	$220,000	$203,839	$205,000	$189,941	$110,000	$101,919
Domtar, Inc. notes 7 1/8s,
2015 (Canada)	20,000	19,900	20,000	19,900	10,000	9,950
Dow Chemical Co. (The)
Pass Through Trust 144A
company guaranty
4.027s, 2009	—	—	270,000	261,356	320,000	309,755
Freeport-McMoRan
Copper & Gold, Inc.
sr. unsec. bonds 8 3/8s, 2017	600,000	648,000	580,000	626,400	270,000	291,600
Freeport-McMoRan
Copper & Gold, Inc.
sr. unsec. notes 8 1/4s, 2015	300,000	322,500	295,000	317,125	135,000	145,125
Georgia-Pacific Corp.
debs. 9 1/2s, 2011	225,000	249,750	495,000	549,450	385,000	427,350
Georgia-Pacific Corp.
notes 8 1/8s, 2011	—	—	140,000	147,000	140,000	147,000
Georgia-Pacific Corp.
sr. notes 8s, 2024	175,000	175,875	195,000	195,975	90,000	90,450
Gerdau Ameristeel Corp.
sr. notes 10 3/8s, 2011
(Canada)	280,000	297,500	270,000	286,875	130,000	138,125
Graphic Packaging
International Corp.
sr. notes 8 1/2s, 2011	130,000	135,200	125,000	130,000	60,000	62,400
Hercules, Inc. company
guaranty 6 3/4s, 2029	60,000	60,000	60,000	60,000	30,000	30,000
Hexion U.S. Finance
Corp./Hexion Nova
Scotia Finance, ULC 144A
sr. notes 9 3/4s, 2014	145,000	152,069	150,000	157,313	75,000	78,656
Huntsman, LLC company
guaranty 11 5/8s, 2010	1,000	1,084	1,000	1,084	—	—
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012	125,000	125,000	60,000	60,000	65,000	65,000
Lafarge SA notes 6 1/2s,
2016 (France)	—	—	75,000	78,486	85,000	88,951
Lubrizol Corp. (The)
sr. notes 5 1/2s, 2014	—	—	100,000	97,869	95,000	92,976
Lyondell Chemical Co.
company guaranty
8 1/4s, 2016	95,000	101,650	105,000	112,350	50,000	53,500
Lyondell Chemical Co.
company guaranty
8s, 2014	150,000	157,125	165,000	172,838	80,000	83,800
MacDermid, Inc. 144A
sr. sub. notes 9 1/2s, 2017	170,000	174,675	165,000	169,538	75,000	77,063
MDP Acquisitions PLC
sr. notes 9 5/8s,
2012 (Ireland)	121,000	128,563	121,000	128,563	55,000	58,438
Metals USA, Inc. sec. notes
11 1/8s, 2015	185,000	205,350	220,000	244,200	110,000	122,100
Momentive Performance
Materials, Inc. 144A
sr. notes 9 3/4s, 2014	540,000	556,200	550,000	566,500	270,000	278,100

CORPORATE BONDS AND NOTES*		Growth 3.8%		Balanced 6.7%		Conservative 9.0%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Basic Materials continued

Mosaic Co. (The) 144A
sr. notes 7 5/8s, 2016		$110,000	$116,050	$105,000	$110,775	$50,000	$52,750
Mosaic Co. (The) 144A
sr. notes 7 3/8s, 2014		110,000	114,675	110,000	114,675	50,000	52,125
Nalco Co. sr. sub. notes
8 7/8s, 2013		440,000	467,500	440,000	467,500	210,000	223,125
Nell AF S.a.r.l. 144A
sr. notes 8 3/8s,
2015 (Luxembourg)		105,000	109,463	80,000	83,400	—	—
Nell AF S.a.r.l. 144A
sr. notes 8 3/8s,
2015 (Luxembourg)	EUR	75,000	107,759	105,000	150,862	65,000	93,391
Newmont Mining Corp.
notes 5 7/8s, 2035		$—	—	$145,000	133,730	$135,000	124,507
NewPage Corp.
company guaranty
10s, 2012		185,000	202,344	215,000	235,156	110,000	120,313
NewPage Holding Corp.
sr. notes FRN
12.389s, 2013 ‡‡		90,000	89,100	95,000	94,050	45,000	44,550
Norske Skog Canada, Ltd.
company guaranty
Ser. D, 8 5/8s, 2011
(Canada)		220,000	223,300	246,000	249,690	125,000	126,875
Novelis, Inc. company
guaranty 7 1/4s, 2015 ‡		190,000	200,925	215,000	227,363	105,000	111,038
Potash Corp. of
Saskatchewan notes
5 7/8s, 2036 (Canada)		—	—	215,000	208,305	220,000	213,149
PQ Corp. company
guaranty 7 1/2s, 2013		120,000	121,200	150,000	151,500	75,000	75,750
Rockwood Specialties
Group, Inc. company
guaranty 7 5/8s, 2014	EUR	210,000	295,696	220,000	309,776	135,000	190,090
Smurfit-Stone Container
Enterprises, Inc. 144A
sr. notes 8s, 2017		$180,000	175,950	$175,000	171,063	$85,000	83,088
Steel Dynamics, Inc. 144A
sr. notes 6 3/4s, 2015		260,000	260,650	255,000	255,638	120,000	120,300
Stone Container Corp.
sr. notes 8 3/8s, 2012		50,000	50,125	50,000	50,125	20,000	20,050
Tube City IMS Corp. 144A
sr. sub. notes 9 3/4s, 2015		190,000	197,600	190,000	197,600	90,000	93,600
Ucar Finance, Inc. company
guaranty 10 1/4s, 2012		28,000	29,400	28,000	29,400	13,000	13,650
Westvaco Corp./NY
unsec. notes 7 1/2s,2027		—	—	55,000	58,039	50,000	52,763
Wheeling-Pittsburgh
Steel Corp. sr. notes
Ser. A, 5s, 2011 ‡‡		—	—	—	—	676	526
Wheeling-Pittsburgh
Steel Corp. sr. notes
Ser. B, 6s, 2010 ‡‡		—	—	—	—	424	330
Xstrata Finance Canada, Ltd.
144A company guaranty
5.8s, 2016 (Canada)		—	—	180,000	180,777	195,000	195,841

			9,743,734		11,556,025		6,401,494

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Capital Goods		0.3%		0.3%		0.4%

Alliant Techsystems, Inc.
sr. sub. notes
6 3/4s, 2016	$230,000	$230,575	$255,000	$255,638	$125,000	$125,313
Allied Waste North
America, Inc. company
guaranty 6 7/8s, 2017	385,000	385,963	380,000	380,950	175,000	175,438
Allied Waste North
America, Inc. sec. notes
Ser. B, 5 3/4s, 2011	10,000	9,750	120,000	117,000	55,000	53,625
American Railcar
Industries, Inc. 144A
sr. unsec. notes
7 1/2s, 2014	50,000	51,375	50,000	51,375	25,000	25,688
Baldor Electric Co.
company guaranty
8 5/8s, 2017	505,000	533,406	495,000	522,844	225,000	237,656
Belden CDT, Inc. 144A
sr. sub. notes 7s, 2017	155,000	158,103	150,000	153,003	70,000	71,402
Blount, Inc. sr. sub.
notes 8 7/8s, 2012	120,000	124,200	165,000	170,775	90,000	93,150
Bombardier, Inc.
144A sr. notes 8s,
2014 (Canada)	75,000	77,625	75,000	77,625	—	—
Case New Holland, Inc.
company guaranty
9 1/4s, 2011	175,000	183,750	225,000	236,250	110,000	115,500
Crown Americas,
LLC/Crown Americas
Capital Corp. sr. notes
7 5/8s, 2013	185,000	190,319	235,000	241,756	115,000	118,306
General Cable Corp. 144A
sr. notes 7 1/8s, 2017	160,000	161,000	150,000	150,938	70,000	70,438
Graham Packaging Co., Inc.
sub. notes 9 7/8s, 2014	50,000	51,000	60,000	61,200	30,000	30,600
Greenbrier Cos., Inc. company
guaranty 8 3/8s, 2015	190,000	192,850	220,000	223,300	115,000	116,725
Hawker Beechcraft
Acquisition Co., LLC
144A sr. notes 8 1/2s, 2015	225,000	233,719	220,000	228,525	100,000	103,875
Hawker Beechcraft
Acquisition Co., LLC
144A sr. sub. notes
9 3/4s, 2017	145,000	151,525	140,000	146,300	65,000	67,925
Hexcel Corp. sr. sub. notes
6 3/4s, 2015	190,000	187,688	195,000	192,628	95,000	93,844
K&F Acquisitions, Inc. company
guaranty 7 3/4s, 2014	240,000	255,000	265,000	281,563	135,000	143,438
L-3 Communications Corp.
company guaranty 7 5/8s, 2012	290,000	298,700	388,000	399,640	181,000	186,430
L-3 Communications Corp. company
guaranty 6 1/8s, 2013	225,000	221,625	135,000	132,975	80,000	78,800
L-3 Communications Corp.
sr. sub. notes 5 7/8s, 2015	—	—	95,000	92,269	110,000	106,838
L-3 Communications Corp.
sr. sub. notes Class B,
6 3/8s, 2015	170,000	168,513	355,000	351,894	230,000	227,988
Legrand SA debs. 8 1/2s, 2025
(France)	540,000	634,500	725,000	851,875	450,000	528,750

CORPORATE BONDS AND NOTES*		Growth 3.8%		Balanced 6.7%		Conservative 9.0%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Capital Goods continued

Manitowoc Co., Inc. (The)
company guaranty
10 1/2s, 2012		$185,000	$197,256	$227,000	$242,039	$116,000	$123,685
Milacron Escrow Corp. sec.
notes 11 1/2s, 2011		240,000	232,800	265,000	257,050	130,000	126,100
Owens-Brockway Glass
Container, Inc. company
guaranty 6 3/4s, 2014	EUR	220,000	299,641	235,000	320,071	100,000	136,201
Owens-Brockway Glass
Container, Inc. sr. sec.
notes 8 3/4s, 2012		$315,000	331,538	$415,000	436,788	$210,000	221,025
Ray Acquisition SCA
144A sec. notes 9 3/8s,
2015 (France)	EUR	190,000	290,495	185,000	282,850	90,000	137,603
RBS Global, Inc. /
Rexnord Corp.
company guaranty
9 1/2s, 2014		$360,000	374,400	$400,000	416,000	$195,000	202,800
Solo Cup Co. sr. sub.
notes 8 1/2s, 2014		105,000	89,381	125,000	106,406	55,000	46,819
TD Funding Corp. company
guaranty 7 3/4s, 2014		45,000	46,463	50,000	51,625	25,000	25,813
TD Funding Corp. 144A
sr. sub. notes 7 3/4s, 2014		175,000	180,688	170,000	175,525	80,000	82,600
Tekni-Plex, Inc. 144A sec.
notes 10 7/8s, 2012		90,000	100,800	115,000	128,800	60,000	67,200
Titan International, Inc. 144A
sr. notes 8s, 2012		180,000	185,175	180,000	185,175	90,000	92,588

			6,829,823		7,922,652		4,034,163

Communication Services			0.4%		0.6%		0.9%

American Cellular Corp.
sr. notes Ser. B, 10s, 2011		43,000	45,526	55,000	58,231	26,000	27,528
American Towers, Inc. company
guaranty 7 1/4s, 2011		75,000	77,250	85,000	87,550	40,000	41,200
Ameritech Capital Funding
company guaranty
6 1/4s, 2009		—	—	450,000	458,100	295,000	300,310
AT&T Corp. sr. notes 8s, 2031		—	—	145,000	179,189	140,000	173,010
AT&T Wireless Services, Inc.
sr. notes 8 3/4s, 2031		—	—	495,000	638,522	515,000	664,321
BCM Ireland Finance, Ltd.
144A FRN 8.814s, 2016
(Cayman Islands)	EUR	90,000	124,167	105,000	144,861	50,000	68,982
Centennial Cellular
Operating Co., LLC
company guaranty
10 1/8s, 2013		$100,000	108,000	$155,000	167,400	$—	—
Centennial Communications
Corp. sr. notes 10s, 2013		260,000	280,475	255,000	275,081	115,000	124,056
Cincinnati Bell, Inc. company
guaranty 7 1/4s, 2013		300,000	311,250	425,000	440,938	180,000	186,750
Citizens Communications Co.
notes 9 1/4s, 2011		340,000	379,100	480,000	535,200	225,000	250,875
Cricket Communications, Inc.
144A sr. notes 9 3/8s, 2014		135,000	143,100	150,000	159,000	75,000	79,500
Digicel Group, Ltd. 144A
sr. notes 8 7/8s, 2015
(Bermuda)		205,000	198,850	205,000	198,850	100,000	97,000
Digicel, Ltd. 144A sr. notes
9 1/4s, 2012 (Jamaica)		220,000	232,100	180,000	189,900	100,000	105,500

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication Services continued

Dobson Communications Corp.
sr. notes 8 7/8s, 2013	$270,000	$278,775	$345,000	$356,213	$170,000	$175,525
France Telecom notes
8 1/2s, 2031 (France)	—	—	20,000	25,993	—	—
Idearc, Inc. 144A
sr. notes 8s, 2016	550,000	565,813	590,000	606,963	285,000	293,194
Inmarsat Finance PLC
company guaranty 7 5/8s,
2012 (United Kingdom)	109,000	113,633	152,000	158,460	71,000	74,018
Inmarsat Finance PLC company
guaranty stepped-coupon
zero % (10 3/8s,
11/15/08), 2012
(United Kingdom) ††	299,000	282,555	241,000	227,745	111,000	104,895
Intelsat Bermuda, Ltd. 144A
sr. notes 11 1/4s, 2016
(Bermuda)	510,000	578,850	530,000	601,550	250,000	283,750
Intelsat Bermuda, Ltd.
144A sr. unsec.
FRN 8.872s, 2015
(Bermuda)	155,000	158,100	140,000	142,800	60,000	61,200
iPCS, Inc. sr. notes
11 1/2s, 2012	140,000	154,000	200,000	220,000	95,000	104,500
Level 3 Financing, Inc.
company guaranty
12 1/4s, 2013	130,000	152,100	125,000	146,250	60,000	70,200
Level 3 Financing, Inc. 144A
sr. notes 9 1/4s, 2014	305,000	313,388	295,000	303,113	140,000	143,850
Level 3 Financing, Inc. 144A
sr. notes 8 3/4s, 2017	150,000	151,125	150,000	151,125	70,000	70,525
MetroPCS Wireless Inc. 144A
sr. notes 9 1/4s, 2014	185,000	195,638	200,000	211,500	100,000	105,750
Nextel Communications, Inc.
sr. notes Ser. E,
6 7/8s, 2013	—	—	135,000	138,302	140,000	143,425
Nordic Telephone Co.
Holdings ApS 144A
sr. notes 8 7/8s, 2016
(Denmark)	210,000	224,700	205,000	219,350	75,000	80,250
PanAmSat Corp. company
guaranty 9s, 2014	180,000	194,850	225,000	243,563	110,000	119,075
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014	355,000	365,650	225,000	231,750	105,000	108,150
Qwest Corp. debs. 7 1/4s, 2025	85,000	87,656	115,000	118,594	55,000	56,719
Qwest Corp. notes 8 7/8s, 2012	860,000	950,300	930,000	1,027,650	425,000	469,625
Qwest Corp. sr. notes 7 5/8s, 2015	285,000	304,238	265,000	282,888	125,000	133,438
Rogers Wireless, Inc. sec.
notes 9 5/8s, 2011 (Canada)	220,000	251,900	315,000	360,675	145,000	166,025
Rogers Wireless, Inc. sec.
notes 6 3/8s, 2014 (Canada)	—	—	160,000	164,000	175,000	179,375
Rural Cellular Corp. sr. notes
9 7/8s, 2010	105,000	110,775	60,000	63,300	25,000	26,375
Rural Cellular Corp.
sr. sub. notes 9 3/4s, 2010	345,000	355,350	380,000	391,400	180,000	185,400
Southwestern Bell Telephone
debs. 7s, 2027	—	—	—	—	110,000	112,499
Sprint Capital Corp. company
guaranty 6.9s, 2019	—	—	175,000	181,227	115,000	119,092
Sprint Capital Corp. company
guaranty 6 7/8s, 2028	—	—	435,000	433,211	475,000	473,046

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication Services continued

Syniverse Technologies, Inc.
sr. sub. notes Ser. B,
7 3/4s, 2013	$65,000	$63,863	$85,000	$83,513	$40,000	$39,300
Telecom Italia Capital SA
company guaranty 7.2s, 2036
(Luxembourg)	—	—	110,000	114,695	105,000	109,481
Telecom Italia Capital SA
company guaranty 5 1/4s,
2013 (Luxembourg)	—	—	140,000	135,736	110,000	106,650
Telecom Italia Capital SA
company guaranty 4s,
2010 (Luxembourg)	—	—	5,000	4,833	50,000	48,335
Telecom Italia Capital SA notes
5 1/4s, 2015 (Luxembourg)	—	—	215,000	203,980	240,000	227,699
Telefonica Emisones SAU
company guaranty 7.045s,
2036 (Spain)	—	—	200,000	213,529	225,000	240,220
Telefonica Emisones SAU
company guaranty 6.421s,
2016 (Spain)	—	—	75,000	78,267	75,000	78,267
Telefonica Europe BV
company guaranty 8 1/4s,
2030 (Netherlands)	—	—	125,000	149,748	120,000	143,758
Telus Corp. notes 8s, 2011
(Canada)	—	—	260,000	284,759	280,000	306,663
Time Warner Telecom, Inc.
company guaranty
9 1/4s, 2014	160,000	171,200	175,000	187,250	85,000	90,950
Verizon Communications, Inc.
sr. unsec. bonds 6 1/4s, 2037	—	—	1,080,000	1,069,492	575,000	569,405
Verizon Communications, Inc.
sr. unsec. bonds 5 1/2s, 2017	—	—	365,000	362,346	315,000	312,710
Verizon New England, Inc.
sr. notes 6 1/2s, 2011	—	—	245,000	255,431	365,000	380,540
Verizon New Jersey, Inc.
debs. 8s, 2022	—	—	160,000	181,383	165,000	187,051
Verizon Pennsylvania, Inc.
debs. 8.35s, 2030	—	—	210,000	249,673	225,000	267,507
Verizon Virginia, Inc. debs.
Ser. A, 4 5/8s, 2013	—	—	—	—	95,000	90,126
West Corp. 144A sr. notes
9 1/2s, 2014	105,000	108,675	105,000	108,675	50,000	51,750
West Corp. 144A sr. sub.
notes 11s, 2016	75,000	79,125	70,000	73,850	35,000	36,925
Windstream Corp. company
guaranty 8 5/8s, 2016	355,000	388,281	340,000	371,875	155,000	169,531
Windstream Corp. company
guaranty 8 1/8s, 2013	160,000	173,200	160,000	173,200	80,000	86,600

		8,673,558		14,842,679		9,522,401

Conglomerates		—%		—%		—%

Siemens Financieringsmaatschappij
144A notes 5 3/4s, 2016
(Netherlands)	—	—	155,000	157,612	160,000	162,696

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Cyclicals		0.7%		0.9%		1.0%

American Axle &
Manufacturing, Inc.
company guaranty
7 7/8s, 2017	$200,000	$199,500	$200,000	$199,500	$95,000	$94,763
American Media, Inc.
company guaranty
8 7/8s, 2011	45,000	40,838	55,000	49,913	30,000	27,225
American Media, Inc.
company guaranty
Ser. B, 10 1/4s, 2009	155,000	147,250	195,000	185,250	100,000	95,000
ArvinMeritor, Inc. sr. unsec.
notes 8 1/8s, 2015	110,000	109,175	120,000	119,100	60,000	59,550
Associated Materials, Inc.
company guaranty
9 3/4s, 2012	180,000	187,200	215,000	223,600	110,000	114,400
Autonation, Inc. company
guaranty 7s, 2014	30,000	30,300	35,000	35,350	20,000	20,200
Autonation, Inc. company
guaranty FRB 7.36s, 2013	50,000	50,500	55,000	55,550	30,000	30,300
Beazer Homes USA, Inc.
company guaranty
6 7/8s, 2015	175,000	156,188	195,000	174,038	90,000	80,325
Bon-Ton Stores, Inc. (The)
company guaranty
10 1/4s, 2014	160,000	171,800	200,000	214,750	100,000	107,375
Boyd Gaming Corp.
sr. sub. notes 7 3/4s, 2012	230,000	237,475	350,000	361,375	160,000	165,200
Boyd Gaming Corp.
sr. sub. notes 7 1/8s, 2016	160,000	156,800	195,000	191,100	105,000	102,900
CanWest Media, Inc.
company guaranty 8s,
2012 (Canada)	306,391	317,115	301,071	311,608	139,145	144,015
Cenveo Corp., sr. sub.
notes 7 7/8s, 2013	70,000	68,600	82,000	80,360	43,000	42,140
Corrections Corporation
of America
sr. notes 7 1/2s, 2011	125,000	128,438	160,000	164,400	85,000	87,338
D.R. Horton, Inc.
sr. notes 7 7/8s, 2011	—	—	115,000	123,197	130,000	139,266
D.R. Horton, Inc.
sr. notes 5 7/8s, 2013	—	—	140,000	136,780	365,000	356,605
DaimlerChrysler NA
Holding Corp. company
guaranty 8s, 2010	—	—	590,000	636,915	440,000	474,987
DaimlerChrysler NA
Holding Corp. company
guaranty 7.2s, 2009	—	—	—	—	35,000	36,534
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	—	—	35,000	36,854	50,000	52,649
DaimlerChrysler NA Holding
Corp. notes Ser. MTN,
5 3/4s, 2011	—	—	245,000	248,903	445,000	452,090
Dana Corp. notes 5.85s, 2015	225,000	166,781	245,000	181,606	120,000	88,950
Dex Media West, LLC/Dex
Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	205,000	214,481	200,000	209,250	90,000	94,163
Dex Media, Inc. notes 8s, 2013	60,000	62,850	65,000	68,088	30,000	31,425
Federated Retail Holdings, Inc.
company guaranty 5.9s, 2016	—	—	175,000	174,446	125,000	124,604
Federated Retail Holdings, Inc.
company guaranty 5.35s, 2012	—	—	330,000	328,971	360,000	358,878

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Cyclicals continued

Ford Motor Co.
notes 7.45s, 2031	$315,000	$243,731	$365,000	$282,419	$180,000	$139,275
Ford Motor Credit Corp.
bonds 7 3/8s, 2011	70,000	68,847	90,000	88,518	45,000	44,259
Ford Motor Credit Corp.
notes 7 7/8s, 2010	640,000	642,380	650,000	652,417	280,000	281,041
Ford Motor Credit Corp.
notes 7 3/8s, 2009	85,000	84,844	105,000	104,807	50,000	49,908
Ford Motor Credit Corp.
notes 6 3/8s, 2008	—	—	215,000	211,965	235,000	231,683
Ford Motor Credit Corp.
sr. notes 9 7/8s, 2011	1,330,000	1,401,875	1,090,000	1,148,905	445,000	469,048
Ford Motor Credit Corp.
144A sr. unsec.
notes 9 3/4s, 2010	145,000	152,735	179,000	188,548	—	—
General Motors Corp.
debs. 9.4s, 2021	60,000	58,800	55,000	53,900	25,000	24,500
General Motors Corp.
notes 7.2s, 2011	990,000	940,500	975,000	926,250	450,000	427,500
Goodyear Tire & Rubber Co.
(The) notes 7.857s, 2011	—	—	4,000	4,185	—	—
Goodyear Tire & Rubber Co.
(The) sr. notes 9s, 2015	415,000	455,463	454,000	498,265	225,000	246,938
Hanesbrands, Inc. 144A sr. notes
FRN 8.735s, 2014	165,000	168,094	165,000	168,094	75,000	76,406
Host Marriott, LP sr. notes
Ser. M, 7s, 2012 (R)	320,000	326,000	450,000	458,438	210,000	213,938
iPayment, Inc. company
guaranty 9 3/4s, 2014	65,000	66,625	75,000	76,875	35,000	35,875
JC Penney Co., Inc. debs.
7.65s, 2016	—	—	25,000	27,825	25,000	27,825
JC Penney Co., Inc. notes
6 7/8s, 2015	—	—	195,000	205,991	210,000	221,837
Jostens IH Corp. company
guaranty 7 5/8s, 2012	190,000	193,325	265,000	269,638	125,000	127,188
K. Hovnanian Enterprises, Inc.
company guaranty 8 7/8s, 2012	70,000	67,375	80,000	77,000	40,000	38,500
K. Hovnanian Enterprises, Inc.
company guaranty 7 3/4s, 2013	65,000	59,150	75,000	68,250	35,000	31,850
Lamar Media Corp. company
guaranty 7 1/4s, 2013	185,000	187,313	260,000	263,250	120,000	121,500
Lamar Media Corp. company
guaranty Ser. B, 6 5/8s, 2015	70,000	68,250	80,000	78,000	40,000	39,000
Levi Strauss & Co. sr. notes
9 3/4s, 2015	290,000	318,275	275,000	301,813	125,000	137,188
Levi Strauss & Co. sr. notes
8 7/8s, 2016	115,000	123,050	145,000	155,150	75,000	80,250
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	165,000	146,850	235,000	209,150	110,000	97,900
MGM Mirage, Inc. company
guaranty 8 1/2s, 2010	85,000	90,844	95,000	101,531	50,000	53,438
MGM Mirage, Inc. sr. notes
6 3/4s, 2012	315,000	313,031	436,000	433,275	216,000	214,650
Michaels Stores, Inc. 144A
sr. sub. notes 11 3/8s, 2016	255,000	274,763	250,000	269,375	115,000	123,913
Mohegan Tribal Gaming Authority
sr. sub. notes 6 3/8s, 2009	90,000	89,550	130,000	129,350	59,000	58,705
Movie Gallery, Inc. sr. unsec.
notes 11s, 2012	50,000	45,875	75,000	68,813	35,000	32,113
Neiman-Marcus Group, Inc.
company guaranty 9s, 2015	465,000	509,175	505,000	552,975	250,000	273,750

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Cyclicals continued

NTK Holdings, Inc. sr. disc.
notes zero %, 2014	$210,000	$152,250	$230,000	$166,750	$110,000	$79,750
Office Depot, Inc. notes
6 1/4s, 2013	—	—	119,000	121,598	128,000	130,794
Omnicom Group, Inc.
sr. notes 5.9s, 2016	—	—	140,000	143,241	150,000	153,472
Park Place Entertainment
Corp. sr. notes 7s, 2013	265,000	281,563	260,000	276,250	120,000	127,500
Park Place Entertainment Corp.
sr. sub. notes 7 7/8s, 2010	285,000	297,825	—	—	—	—
Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	170,000	175,100	240,000	247,200	115,000	118,450
PRIMEDIA, Inc. company
guaranty 8 7/8s, 2011	260,000	267,150	445,000	457,238	105,000	107,888
PRIMEDIA, Inc. sr. notes
8s, 2013	425,000	439,875	220,000	227,700	205,000	212,175
R.H. Donnelley Corp.
sr. disc. notes Ser. A-1,
6 7/8s, 2013	55,000	53,488	65,000	63,213	35,000	34,038
R.H. Donnelley Corp. sr. disc.
notes Ser. A-2, 6 7/8s, 2013	95,000	92,388	115,000	111,838	60,000	58,350
R.H. Donnelley Corp.
sr. notes Ser. A-3,
8 7/8s, 2016	145,000	154,063	180,000	191,250	90,000	95,625
Reader’s Digest Association,
Inc. (The) 144A sr. sub.
notes 9s, 2017	205,000	197,313	200,000	192,500	90,000	86,625
Scientific Games Corp.
company guaranty
6 1/4s, 2012	165,000	161,700	235,000	230,300	110,000	107,800
Sealy Mattress Co. sr. sub.
notes 8 1/4s, 2014	190,000	199,975	270,000	284,175	125,000	131,563
Standard Pacific Corp.
sr. notes 7s, 2015	90,000	80,325	115,000	102,638	55,000	49,088
Standard Pacific Corp.
sr. notes 6 1/2s, 2008	170,000	168,300	185,000	183,150	95,000	94,050
Station Casinos, Inc.
sr. notes 6s, 2012	305,000	295,469	405,000	392,344	190,000	184,063
Technical Olympic USA, Inc.
company guaranty 9s, 2010	180,000	167,850	180,000	167,850	75,000	69,938
Tenneco Automotive, Inc.
company guaranty
8 5/8s, 2014	240,000	250,200	160,000	166,800	70,000	72,975
Texas Industries, Inc. sr. unsec.
notes 7 1/4s, 2013	105,000	108,150	140,000	144,200	65,000	66,950
THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	525,000	510,563	435,000	423,038	190,000	184,775
Trump Entertainment Resorts,
Inc. sec. notes 8 1/2s, 2015	345,000	348,450	455,000	459,550	210,000	212,100
UCI Holdco, Inc. 144A sr. notes
12.37s, 2013 ‡‡	235,000	232,650	235,000	232,650	110,000	108,900
United Auto Group, Inc. 144A
sr. sub. notes 7 3/4s, 2016	195,000	196,950	200,000	202,000	100,000	101,000
Vertis, Inc. company guaranty
Ser. B, 10 7/8s, 2009	550,000	556,875	565,000	572,063	265,000	268,313
Vertis, Inc. 144A sub. notes
13 1/2s, 2009	60,000	56,700	35,000	33,075	15,000	14,175
Wimar Opco, LLC 144A
sr. sub. notes 9 5/8s, 2014	570,000	572,138	585,000	587,194	290,000	291,088

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Cyclicals continued

Wyndham Worldwide Corp.
144A sr. unsec. 6s, 2016	$—	$—	$210,000	$209,981	$215,000	$214,981
Wynn Las Vegas, LLC/Wynn
Las Vegas Capital Corp.
1st mtge. 6 5/8s, 2014	270,000	267,300	380,000	376,200	175,000	173,250

		15,826,621		19,551,862		10,850,536

Consumer Staples		0.5%		0.9%		1.2%

Adelphia Communications
escrow bonds, zero %, 2010	200,000	66,500	270,000	89,775	125,000	41,563
Affinion Group, Inc. company
guaranty 11 1/2s, 2015	175,000	192,500	175,000	192,500	85,000	93,500
Affinion Group, Inc. company
guaranty 10 1/8s, 2013	315,000	343,350	300,000	327,000	135,000	147,150
Affinity Group, Inc. sr. sub.
notes 9s, 2012	175,000	179,813	250,000	256,875	115,000	118,163
AMC Entertainment, Inc.
company guaranty 11s, 2016	205,000	233,444	275,000	313,156	119,000	135,511
AMC Entertainment, Inc.
sr. sub. notes 8s, 2014	115,000	117,013	165,000	167,888	64,000	65,120
ARAMARK Corp. 144A
sr. notes 8 1/2s, 2015	275,000	286,000	270,000	280,800	125,000	130,000
Avis Budget Car Rental,
LLC 144A sr. notes
7 3/4s, 2016	120,000	122,400	145,000	147,900	75,000	76,500
Avis Budget Car Rental,
LLC 144A sr. notes
7 5/8s, 2014	95,000	96,900	105,000	107,100	55,000	56,100
Buffets, Inc. company
guaranty 12 1/2s, 2014	240,000	249,600	255,000	265,200	125,000	130,000
CCH I Holdings, LLC company
guaranty 12 1/8s, 2015	25,000	24,313	15,000	14,588	5,000	4,863
CCH, LLC/Capital Corp.
sr. notes 10 1/4s, 2010	275,000	290,125	265,000	279,575	210,000	221,550
CCH I, LLC/Capital Corp. sec.
notes 11s, 2015	780,000	809,250	830,000	861,125	254,000	263,525
CCH II, LLC/Capital Corp.
sr. notes Ser. B, 10 1/4s, 2010	490,000	516,338	450,000	474,188	255,000	268,706
Chiquita Brands International, Inc.
sr. notes 8 7/8s, 2015	25,000	23,500	30,000	28,200	15,000	14,100
Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014	150,000	135,188	170,000	153,213	85,000	76,606
Church & Dwight Co., Inc.
company guaranty 6s, 2012	130,000	126,750	180,000	175,500	85,000	82,875
Cinemark, Inc. sr. disc. notes
stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 ††	405,000	370,575	545,000	498,675	255,000	233,325
Comcast Corp. company
guaranty 5 7/8s, 2018	—	—	305,000	305,824	310,000	310,838
Constellation Brands, Inc.
company guaranty Ser. B,
8s, 2008	225,000	228,656	—	—	135,000	137,194
Cox Communications, Inc.
notes 7 1/8s, 2012	—	—	310,000	334,206	390,000	420,452
Cox Communications, Inc.
144A bonds 6.45s, 2036	—	—	185,000	186,202	195,000	196,267
Cox Communications, Inc.
144A notes 5 7/8s, 2016	—	—	180,000	181,206	185,000	186,240
Cox Enterprises, Inc. 144A
notes 7 7/8s, 2010	—	—	225,000	241,735	110,000	118,182

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Staples continued

CSC Holdings, Inc. debs.
Ser. B, 8 1/8s, 2009	$405,000	$419,175	$570,000	$589,950	$265,000	$274,275
CSC Holdings, Inc. sr. notes
Ser. B, 7 5/8s, 2011	125,000	128,125	50,000	51,250	20,000	20,500
CSC Holdings, Inc. 144A
sr. notes 6 3/4s, 2012	130,000	129,025	50,000	49,625	20,000	19,850
CVS Corp. 144A pass-through
certificates 6.117s, 2013	—	—	348,010	355,777	310,723	317,658
Dean Foods Co. company
guaranty 7s, 2016	105,000	105,394	125,000	125,469	60,000	60,225
Dean Foods Co. sr. notes
8.15s, 2007	175,000	175,000	270,000	270,000	141,000	141,000
Del Monte Corp. company
guaranty 6 3/4s, 2015	230,000	227,413	320,000	316,400	150,000	148,313
Del Monte Corp. sr. sub.
notes 8 5/8s, 2012	35,000	36,400	45,000	46,800	20,000	20,800
Delhaize America, Inc. company
guaranty 8 1/8s, 2011	220,000	240,643	470,000	514,101	315,000	344,557
Diageo PLC company guaranty
8s, 2022	—	—	165,000	196,768	135,000	160,992
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	290,000	275,500	395,000	375,250	90,000	85,500
DirecTV Holdings, LLC
sr. notes 8 3/8s, 2013	—	—	—	—	85,000	89,569
Dole Food Co. company
guaranty 7 1/4s, 2010	85,000	81,175	83,000	79,265	—	—
Dole Food Co. sr. notes
8 5/8s, 2009	98,000	97,755	197,000	196,508	88,000	87,780
Echostar DBS Corp. company
guaranty 7s, 2013	150,000	154,500	165,000	169,950	85,000	87,550
Echostar DBS Corp. company
guaranty 6 5/8s, 2014	55,000	55,344	10,000	10,063	—	—
Echostar DBS Corp. sr. notes
6 3/8s, 2011	650,000	654,063	655,000	659,094	295,000	296,844
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	210,000	214,200	275,000	280,500	130,000	132,600
Fortune Brands, Inc. notes
5 3/8s, 2016	—	—	240,000	230,644	250,000	240,254
Hertz Corp. company
guaranty 8 7/8s, 2014	335,000	360,963	360,000	387,900	180,000	193,950
Insight Midwest, LP/Insight
Capital, Inc. sr. notes
9 3/4s, 2009	—	—	—	—	52,000	52,845
Intelsat Intermediate Holding
Co., Ltd. company guaranty
stepped-coupon zero %
(9 1/4s, 2/1/10), 2015
(Bermuda) ††	95,000	78,850	75,000	62,250	30,000	24,900
Interpublic Group of
Companies, Inc. notes
6 1/4s, 2014	155,000	145,700	190,000	178,600	100,000	94,000
Ion Media Networks, Inc.
144A sec. FRN 11.61s, 2013	70,000	72,975	90,000	93,825	45,000	46,913
Ion Media Networks, Inc. 144A
sec. FRN 8.61s, 2012	90,000	92,025	110,000	112,475	60,000	61,350
Jarden Corp. company guaranty
7 1/2s, 2017	200,000	202,000	200,000	202,000	90,000	90,900
Kroger Co. company guaranty
6 3/4s, 2012	—	—	—	—	150,000	158,746
Liberty Media Corp. debs.
8 1/4s, 2030	195,000	194,943	245,000	244,929	120,000	119,965

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Staples continued

LIN Television Corp. company
guaranty Ser. B, 6 1/2s, 2013	$150,000	$146,813	$165,000	$161,494	$80,000	$78,300
LIN Television Corp.
sr. sub. notes 6 1/2s, 2013	20,000	19,575	25,000	24,469	15,000	14,681
News America, Inc. company
guaranty 6.4s, 2035	—	—	90,000	89,521	95,000	94,494
News America Holdings, Inc.
company guaranty
7 3/4s, 2024	—	—	350,000	395,445	300,000	338,953
News America Holdings, Inc.
debs. 7 3/4s, 2045	—	—	620,000	700,868	505,000	570,869
Nielsen Finance, LLC/Nielsen
Finance Co. 144A sr. disc.
notes stepped-coupon
zero % (12 1/2s, 8/2/11),
2016 ††	130,000	91,000	125,000	87,500	60,000	42,000
Nielsen Finance, LLC/Nielsen
Finance Co. 144A sr. notes
10s, 2014	195,000	212,550	190,000	207,100	90,000	98,100
NTL Cable PLC sr. notes
9 1/8s, 2016
(United Kingdom)	—	—	100,000	105,500	—	—
Nutro Products, Inc. 144A
sr. notes FRN 9.4s, 2013	80,000	82,400	100,000	103,000	50,000	51,500
Fortune Brands, Inc. notes
5 3/8s, 2016	241,000	240,699	236,000	235,705	108,000	107,865
Fortune Brands, Inc. notes
5 3/8s, 2016	130,000	127,888	125,000	122,969	60,000	59,025
Pinnacle Foods Holding Corp.
sr. sub. notes 8 1/4s, 2013	210,000	228,386	300,000	326,265	140,000	152,257
Playtex Products, Inc. company
guaranty 9 3/8s, 2011	150,000	155,063	215,000	222,256	100,000	103,375
Playtex Products, Inc. sec.
notes 8s, 2011	70,000	73,150	80,000	83,600	40,000	41,800
Prestige Brands, Inc.
sr. sub. notes 9 1/4s, 2012	150,000	155,250	210,000	217,350	100,000	103,500
Rainbow National Services,
LLC 144A sr. notes
8 3/4s, 2012	305,000	324,444	310,000	329,763	150,000	159,563
Rental Services Corp. 144A
bonds 9 1/2s, 2014	130,000	138,450	135,000	143,775	60,000	63,900
Reynolds American, Inc.
company guaranty
7 1/4s, 2013	260,000	272,457	285,000	298,654	140,000	146,707
Rite Aid Corp. sec. notes
8 1/8s, 2010	175,000	179,813	190,000	195,225	95,000	97,613
Sirius Satellite Radio, Inc.
sr. unsec. notes 9 5/8s, 2013	140,000	140,525	180,000	180,675	90,000	90,338
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015	260,000	208,000	300,000	240,000	150,000	120,000
Spectrum Brands, Inc.
sr. sub. notes 8 1/2s, 2013	140,000	133,000	145,000	137,750	65,000	61,750
Supervalu, Inc. sr. notes
7 1/2s, 2014	215,000	224,138	210,000	218,925	95,000	99,038
Swift & Co. company guaranty
10 1/8s, 2009	85,000	87,763	95,000	98,088	45,000	46,463
TCI Communications, Inc.
debs. 9.8s, 2012	—	—	65,000	76,954	50,000	59,195
TCI Communications, Inc.
debs. 8 3/4s, 2015	—	—	175,000	206,695	100,000	118,111

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Staples continued

TCI Communications, Inc.
debs. 7 7/8s, 2013	$—	$—	$530,000	$593,492	$660,000	$739,066
Time Warner Entertainment
Co., LP debs. 8 3/8s, 2023	—	—	—	—	25,000	29,552
Time Warner, Inc. company
guaranty 6 1/2s, 2036	—	—	105,000	104,703	115,000	114,674
Time Warner, Inc. company
guaranty 5 7/8s, 2016	—	—	80,000	80,666	100,000	100,833
Time Warner, Inc. debs.
9.15s, 2023	—	—	25,000	31,139	105,000	130,782
Time Warner, Inc. debs.
9 1/8s, 2013	—	—	705,000	826,180	555,000	650,397
United Rentals NA, Inc.
sr. sub. notes 7s, 2014	435,000	433,913	430,000	428,925	160,000	159,600
Universal City Florida
Holding Co. sr. notes
8 3/8s, 2010	185,000	190,781	260,000	268,125	120,000	123,750
Univision Communications,
Inc. 144A sr. notes
9 3/4s, 2015 ‡‡	165,000	164,381	150,000	149,438	75,000	74,719
Viacom, Inc. sr. notes
5 3/4s, 2011	—	—	130,000	131,784	140,000	141,921
Young Broadcasting, Inc.
company guaranty
10s, 2011	385,000	379,225	370,000	364,450	169,000	166,465

		12,963,047		19,870,272		12,251,322

Energy		0.3%		0.5%		0.6%

Anadarko Petroleum Corp.
sr. notes 6.45s, 2036	—	—	245,000	241,721	210,000	207,189
Anadarko Petroleum Corp.
sr. notes 5.95s, 2016	—	—	170,000	170,453	185,000	185,493
Arch Western Finance, LLC
sr. notes 6 3/4s, 2013	455,000	447,606	515,000	506,631	255,000	250,856
Bluewater Finance, Ltd.
company guaranty
10 1/4s, 2012
(Cayman Islands)	95,000	99,038	135,000	140,738	65,000	67,763
Chaparral Energy, Inc. 144A
sr. notes 8 7/8s, 2017	175,000	175,875	180,000	180,900	85,000	85,425
Chesapeake Energy Corp.
company guaranty
7 3/4s, 2015	383,000	399,278	—	—	—	—
Chesapeake Energy Corp.
sr. notes 7 1/2s, 2013	—	—	515,000	538,175	250,000	261,250
Chesapeake Energy Corp.
sr. notes 7s, 2014	—	—	200,000	206,000	—	—
Chesapeake Energy Corp.
sr. unsec. notes
7 5/8s, 2013	—	—	225,000	239,063	230,000	244,375
Complete Production
Services, Inc. 144A
sr. notes 8s, 2016	290,000	297,250	300,000	307,500	150,000	153,750
Compton Petroleum Corp.
company guaranty
7 5/8s, 2013 (Canada)	305,000	298,138	345,000	337,238	170,000	166,175
Comstock Resources, Inc.
sr. notes 6 7/8s, 2012	125,000	121,250	175,000	169,750	80,000	77,600
Encore Acquisition Co.
sr. sub. notes 6s, 2015	290,000	258,100	402,000	357,780	184,000	163,760

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy continued

Enterprise Products Operating,
LP company guaranty Ser. B,
6 3/8s, 2013	$—	$—	$130,000	$135,394	$135,000	$140,602
Enterprise Products Operating,
LP company guaranty
FRN 8 3/8s, 2066	—	—	260,000	284,515	290,000	317,344
Forest Oil Corp. sr. notes
8s, 2011	110,000	114,675	270,000	281,475	120,000	125,100
Hanover Compressor Co.
sr. notes 9s, 2014	205,000	221,913	290,000	313,925	135,000	146,138
Harvest Operations Corp.
sr. notes 7 7/8s, 2011
(Canada)	165,000	158,194	205,000	196,544	110,000	105,463
Hess Corp. bonds 7 7/8s, 2029	—	—	240,000	276,842	270,000	311,447
Hilcorp Energy I, LP/Hilcorp
Finance Co. 144A sr. notes
9s, 2016	70,000	74,200	80,000	84,800	40,000	42,400
Inergy, LP/Inergy Finance Corp.
sr. notes 6 7/8s, 2014	285,000	280,725	380,000	374,300	190,000	187,150
Kerr-McGee Corp. sec. notes
6.95s, 2024	180,000	189,644	230,000	242,322	110,000	115,893
Massey Energy Co. sr. notes
6 5/8s, 2010	500,000	505,000	490,000	494,900	225,000	227,250
Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012	—	—	115,000	114,664	120,000	119,650
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	—	—	145,000	145,000	155,000	155,000
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	180,000	171,450	245,000	233,363	115,000	109,538
OPTI Canada, Inc. 144A
company guaranty 8 1/4s,
2014 (Canada)	220,000	228,800	215,000	223,600	100,000	104,000
Oslo Seismic Services, Inc.
1st mtge. 8.28s, 2011	50,459	51,676	73,395	75,164	52,753	54,024
Peabody Energy Corp. company
guaranty 7 3/8s, 2016	95,000	99,988	105,000	110,513	50,000	52,625
Peabody Energy Corp.
sr. notes 5 7/8s, 2016	290,000	278,400	680,000	652,800	420,000	403,200
PetroHawk Energy Corp.
company guaranty
9 1/8s, 2013	400,000	426,000	455,000	484,575	230,000	244,950
Plains Exploration &
Production Co.
company guaranty 7s, 2017	130,000	130,650	125,000	125,625	60,000	60,300
Pogo Producing Co.
sr. sub. notes 7 7/8s, 2013	85,000	85,638	95,000	95,713	50,000	50,375
Pogo Producing Co.
sr. sub. notes 6 7/8s, 2017	145,000	141,375	190,000	185,250	90,000	87,750
Premcor Refining Group, Inc.
sr. notes 7 1/2s, 2015	—	—	290,000	299,426	260,000	268,451
Pride International, Inc.
sr. notes 7 3/8s, 2014	195,000	199,875	275,000	281,875	130,000	133,250
Quicksilver Resources, Inc.
company guaranty
7 1/8s, 2016	105,000	103,425	130,000	128,050	70,000	68,950
Sabine Pass LNG, LP 144A sec.
notes 7 1/2s, 2016	465,000	468,488	455,000	458,413	250,000	251,875
Stallion Oilfield Services/Stallion
Oilfield Finance Corp.
144A sr. unsec. notes 9 3/4s, 2015	240,000	244,800	240,000	244,800	115,000	117,300

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy continued

Sunoco, Inc. notes
4 7/8s, 2014	$—	$—	$130,000	$123,908	$110,000	$104,845
Targa Resources, Inc.
144A company
guaranty 8 1/2s, 2013	155,000	158,100	165,000	168,300	85,000	86,700
Valero Energy Corp.
sr. unsec. notes
7 1/2s, 2032	—	—	160,000	181,812	160,000	181,812
Weatherford International,
Ltd. company
guaranty 6 1/2s, 2036	—	—	205,000	204,976	205,000	204,976
Weatherford International,
Ltd. sr. notes
5 1/2s, 2016	—	—	95,000	93,168	105,000	102,975
Whiting Petroleum Corp.
company guaranty
7s, 2014	120,000	117,000	150,000	146,250	75,000	73,125

		6,546,551		10,858,211		6,618,094

Financial		0.1%		1.0%		2.0%

AGFC Capital Trust I company
guaranty 6s, 2067	—	—	180,000	178,643	185,000	183,605
American International
Group, Inc. jr.
sub. bonds 6 1/4s, 2037	—	—	705,000	690,929	600,000	588,025
Ameriprise Financial, Inc.
jr. sub. FRN
7.518s, 2066	—	—	405,000	437,128	450,000	485,698
Axa SA 144A sub. notes
FRN 6.379s, 2036
(France)	—	—	245,000	240,649	255,000	250,472
Bank of America NA
sub. notes 5.3s, 2017	—	—	675,000	663,882	585,000	575,364
Barclays Bank PLC FRB
6.278s, 2049
(United Kingdom)	—	—	250,000	240,743	240,000	231,113
Block Financial Corp.
notes 5 1/8s, 2014	—	—	155,000	147,013	155,000	147,013
Bosphorus Financial
Services, Ltd. 144A
sec. FRN 7.16s, 2012
(Cayman Islands)	200,000	202,010	529,000	534,317	602,000	608,051
Capital One Capital III
company guaranty
7.686s, 2036	—	—	375,000	402,346	375,000	402,346
CIT Group, Inc. jr. sub.
FRN 6.1s, 2067	—	—	1,120,000	1,083,752	965,000	933,768
CIT Group, Inc. sr. notes
5s, 2015	—	—	105,000	100,695	125,000	119,875
CIT Group, Inc. sr. notes
5s, 2014	—	—	805,000	782,243	820,000	796,819
Citigroup, Inc. sub. notes
5s, 2014	—	—	271,000	264,566	463,000	452,008
CNA Financial Corp.
unsec. notes 6 1/2s, 2016	—	—	165,000	170,870	175,000	181,226
CNA Financial Corp.
unsec. notes 6s, 2011	—	—	165,000	168,474	170,000	173,579
Colonial Properties Trust
notes 6 1/4s, 2014 (R)	—	—	170,000	175,654	185,000	191,153

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financial continued

Countrywide Capital III company
guaranty Ser. B, 8.05s, 2027	$—	$—	$230,000	$263,427	$180,000	$206,160
Deutsche Bank Capital Funding
Trust VII 144A FRB
5.628s, 2049	—	—	235,000	230,669	260,000	255,208
Developers Diversified Realty
Corp. unsec. notes
5 3/8s, 2012 (R)	—	—	85,000	84,956	85,000	84,956
E*Trade Financial Corp.
sr. unsec. notes 8s, 2011	180,000	189,450	255,000	268,388	120,000	126,300
Equity One, Inc. notes 5 3/8s,
2015 (R)	—	—	190,000	184,577	195,000	189,435
ERP Operating, LP notes
6.584s, 2015	—	—	125,000	134,029	120,000	128,668
Finova Group, Inc. notes
7 1/2s, 2009	200,000	55,000	282,500	77,688	132,500	36,438
Fleet Capital Trust V bank
guaranty FRN 6.35s, 2028	—	—	225,000	225,791	220,000	220,773
Fund American Cos., Inc.
notes 5 7/8s, 2013	—	—	300,000	302,939	275,000	277,694
GATX Financial Corp.
notes 5.8s, 2016	—	—	120,000	119,398	130,000	129,348
General Motors Acceptance
Corp. bonds 8s, 2031	—	—	235,000	251,954	320,000	343,086
General Motors Acceptance
Corp. FRN 6.31s, 2007	—	—	400,000	399,999	405,000	404,999
General Motors Acceptance
Corp. notes 7 3/4s, 2010	140,000	143,699	180,000	184,756	95,000	97,510
General Motors Acceptance
Corp. notes 7s, 2012	70,000	70,354	305,000	306,544	355,000	356,797
General Motors Acceptance
Corp. notes 6 7/8s, 2012	370,000	368,509	470,000	468,106	240,000	239,033
General Motors Acceptance
Corp. notes 6 7/8s, 2011	475,000	475,460	605,000	605,586	295,000	295,286
General Motors Acceptance
Corp. notes 6 3/4s, 2014	520,000	511,208	590,000	580,024	305,000	299,843
General Motors Acceptance
Corp. notes 5 1/8s, 2008	115,000	113,657	145,000	143,307	70,000	69,183
General Motors Acceptance
Corp. notes FRN 7.56s, 2014	1,070,000	1,082,171	580,000	586,598	160,000	161,820
General Motors Acceptance
Corp. sr. unsub. notes
5.85s, 2009	195,000	192,491	240,000	236,911	130,000	128,327
Greenpoint Capital Trust I
company guaranty 9.1s, 2027	—	—	130,000	136,347	115,000	120,615
Health Care REIT, Inc. sr. notes
6s, 2013 (R)	—	—	85,000	85,723	90,000	90,766
Heritage Property Investment
Trust company guaranty
5 1/8s, 2014 (R)	—	—	170,000	164,240	160,000	154,579
Highwood Properties, Inc. 144A
bonds 5.85s, 2017 (R)	—	—	340,000	337,521	290,000	287,886
Hospitality Properties Trust
notes 6 3/4s, 2013 (R)	—	—	175,000	184,233	175,000	184,233
HRPT Properties Trust bonds
5 3/4s, 2014 (R)	—	—	115,000	115,364	105,000	105,332
HRPT Properties Trust notes
6 1/4s, 2016 (R)	—	—	105,000	109,104	95,000	98,713
HSBC Finance Capital Trust IX
FRN 5.911s, 2035	—	—	700,000	694,845	800,000	794,109

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financial continued

ILFC E-Capital Trust II
144A FRB 6 1/4s, 2065	$—	$—	$615,000	$629,434	$670,000	$685,725
International Lease
Finance Corp.
notes 4 3/4s, 2012	—	—	75,000	73,638	45,000	44,183
iStar Financial, Inc. sr. unsec.
notes 5 7/8s, 2016 (R)	—	—	345,000	342,504	380,000	377,251
JPMorgan Chase Capital XVIII
bonds Ser. R, 6.95s, 2036	—	—	595,000	620,136	520,000	541,968
JPMorgan Chase Capital XX jr.
sub. bonds Ser. T, 6.55s, 2036	—	—	355,000	353,225	360,000	358,200
Lehman Brothers Holdings, Inc.
sub. notes 5 3/4s, 2017	—	—	140,000	140,290	160,000	160,331
Leucadia National Corp. 144A
sr. notes 7 1/8s, 2017	105,000	104,344	105,000	104,344	45,000	44,719
Liberty Mutual Insurance 144A
notes 7.697s, 2097	—	—	490,000	511,690	510,000	532,576
Lincoln National Corp.
FRB 7s, 2066	—	—	285,000	298,652	315,000	330,089
Loews Corp. notes 5 1/4s, 2016	—	—	95,000	93,139	100,000	98,041
MetLife, Inc. jr. sub. FRN
6.4s, 2036	—	—	415,000	405,203	430,000	419,849
Mizuho Financial Group
Cayman, Ltd. bank
guaranty 8 3/8s, 2049
(Cayman Islands)	—	—	175,000	184,958	190,000	200,811
Nationwide Financial
Services, Inc.
notes 5 5/8s, 2015	—	—	125,000	124,539	425,000	423,431
Nationwide Health
Properties, Inc.
notes 6 1/2s, 2011 (R)	—	—	145,000	149,153	150,000	154,296
Nationwide Mutual
Insurance Co. 144A
notes 8 1/4s, 2031	—	—	210,000	255,726	—	—
Nuveen Investments, Inc.
sr. notes 5 1/2s, 2015	—	—	110,000	108,176	110,000	108,176
OneAmerica Financial
Partners, Inc.
144A bonds 7s, 2033	—	—	295,000	305,153	330,000	341,358
PNC Bank NA notes
4 7/8s, 2017	—	—	220,000	209,751	225,000	214,518
ProLogis Trust sr. notes
5 3/4s, 2016 (R)	—	—	200,000	203,361	215,000	218,613
Prudential Holdings,
LLC 144A
bonds 8.695s, 2023	—	—	540,000	679,882	435,000	547,682
RBS Capital Trust IV
company guaranty FRN
6.15s, 2049	—	—	485,000	490,524	505,000	510,751
Rouse Co., LP/TRC
Co-Issuer Inc. 144A
sr. notes 6 3/4s, 2013 (R)	—	—	165,000	168,157	175,000	178,348
Rouse Co. (The) notes
7.2s, 2012 (R)	—	—	150,000	156,545	170,000	177,418
Safeco Capital Trust I company
guaranty 8.072s, 2037	—	—	285,000	297,364	315,000	328,665
Simon Property Group, LP
unsub. bonds 5 3/4s,
2015 (R)	—	—	165,000	167,230	165,000	167,230

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financial continued

Sovereign Bancorp, Inc.
sr. notes 4.8s, 2010	$—	$—	$155,000	$152,420	$155,000	$152,420
St. Paul Travelers Cos., Inc. (The)
sr. unsec. notes 5 1/2s, 2015	—	—	20,000	20,071	20,000	20,071
Swiss Re Capital I, LP 144A
company guaranty FRN
6.854s, 2049	—	—	185,000	195,493	195,000	206,060
UBS AG/Jersey Branch FRN
8.35s, 2008 (Jersey)	—	—	685,000	700,413	530,000	541,925
Washington Mutual Bank/
Henderson NV sub. notes
Ser. BKNT, 5.95s, 2013	—	—	250,000	255,136	250,000	255,136
Westfield Group sr. notes
5.7s, 2016 (Australia)	—	—	205,000	207,546	230,000	232,856
Westpac Capital Trust III 144A
sub. notes FRN 5.819s, 2049
(Australia)	—	—	295,000	296,879	230,000	231,465
Willis Group North America, Inc.
company guaranty 6.2s, 2017	—	—	245,000	244,776	210,000	209,808

		3,508,353		22,910,436		21,221,182

Health Care		0.2%		0.3%		0.4%

Accellent, Inc. company
guaranty 10 1/2s, 2013	80,000	82,800	80,000	82,800	40,000	41,400
Bayer Corp. 144A FRB
6.2s, 2008	—	—	220,000	220,675	160,000	160,491
Community Health Systems, Inc.
sr. sub. notes 6 1/2s, 2012	65,000	66,950	85,000	87,550	40,000	41,200
DaVita, Inc. company guaranty
6 5/8s, 2013	190,000	190,000	235,000	235,000	125,000	125,000
Elan Finance PLC/Elan
Finance Corp. company
guaranty 7 3/4s, 2011
(Ireland)	135,000	132,469	190,000	186,438	90,000	88,313
HCA, Inc. notes 6 1/4s, 2013	50,000	45,438	48,000	43,620	—	—
HCA, Inc. sr. notes 7 7/8s, 2011	416,000	423,800	590,000	601,063	275,000	280,156
HCA, Inc. 144A sec. notes
9 1/4s, 2016	350,000	377,563	370,000	399,138	185,000	199,569
HCA, Inc. 144A sec. notes
9 1/8s, 2014	65,000	69,469	—	—	—	—
HCA, Inc. 144A sec. sr. notes
9 5/8s, 2016 ‡‡	300,000	324,000	325,000	351,000	155,000	167,400
Health Management Associates,
Inc. sr. notes 6 1/8s, 2016	205,000	199,397	205,000	199,397	100,000	97,267
Healthsouth Corp. 144A
sr. notes 10 3/4s, 2016	150,000	163,125	145,000	157,688	65,000	70,688
Hospira, Inc. sr. notes 6.05s, 2017	—	—	190,000	189,851	165,000	164,870
Hospira, Inc. sr. notes 5.55s, 2012	—	—	265,000	265,104	230,000	230,091
MedQuest, Inc. company
guaranty Ser. B, 11 7/8s, 2012	150,000	136,500	165,000	150,150	80,000	72,800
Omnicare, Inc. sr. sub. notes
6 7/8s, 2015	35,000	35,306	45,000	45,394	25,000	25,219
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	230,000	223,963	325,000	316,469	150,000	146,063
Psychiatric Solutions, Inc.
company guaranty 7 3/4s, 2015	165,000	167,475	210,000	213,150	100,000	101,500
Select Medical Corp. company
guaranty 7 5/8s, 2015	285,000	256,500	280,000	252,000	130,000	117,000
Service Corporation International
sr. notes 6 3/4s, 2016	255,000	253,725	360,000	358,200	170,000	169,150

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health Care continued

Stewart Enterprises, Inc.
sr. notes 6 1/4s, 2013	$205,000	$199,363	$270,000	$262,575	$125,000	$121,563
Sun Healthcare Group,
Inc. 144A sr. sub. notes
9 1/8s, 2015	130,000	133,250	125,000	128,125	60,000	61,500
Tenet Healthcare Corp.
notes 7 3/8s, 2013	300,000	278,625	360,000	334,350	165,000	153,244
Tenet Healthcare Corp.
sr. notes 9 1/4s, 2015	165,000	163,350	235,000	232,650	110,000	108,900
U.S. Oncology Holdings,
Inc. 144A sr. unsec. notes
9.828s, 2012 ‡‡	115,000	116,150	115,000	116,150	50,000	50,500
US Oncology, Inc.
company guaranty
9s, 2012	125,000	133,438	170,000	181,475	80,000	85,400
Vanguard Health Holding
Co. II, LLC sr. sub.
notes 9s, 2014	250,000	253,125	255,000	258,188	120,000	121,500
Ventas Realty, LP/Capital
Corp. company
guaranty 9s, 2012 (R)	165,000	185,625	235,000	264,375	110,000	123,750
Ventas Realty, LP/Capital
Corp. company
guaranty 6 3/4s, 2010 (R)	—	—	65,000	66,788	65,000	66,788
Ventas Realty, LP/Capital
Corp. sr. notes
6 3/4s, 2017 (R)	—	—	145,000	150,075	165,000	170,775
Wyeth notes 5.95s, 2037	—	—	685,000	674,623	565,000	556,441

		4,611,406		7,024,061		3,918,538

Other		0.5%		0.5%		0.1%

Dow Jones CDX NA HY
pass-through certificates
Ser. 5-T1, 8 3/4s, 2010	3,360,000	3,557,400	2,400,000	2,541,000	960,000	1,016,400
Lehman Brothers
144A HY TRAINS
(Targeted Return Index
Securities) FRN
Ser. 1-2006, 7.346, 2016	7,905,000	8,037,962	7,719,000	7,841,961	—	—

		11,595,362		10,382,961		1,016,400

Technology		0.2%		0.3%		0.4%

Activant Solutions, Inc.
company guaranty
9 1/2s, 2016	70,000	68,950	70,000	68,950	35,000	34,475
Advanced Micro Devices, Inc.
sr. notes 7 3/4s, 2012	208,000	210,340	280,000	283,150	130,000	131,463
Amkor Technologies, Inc.
sr. notes 7 3/4s, 2013	190,000	186,200	253,000	247,940	116,000	113,680
Amkor Technologies, Inc.
sr. unsec. notes 9 1/4s, 2016	80,000	83,400	95,000	99,038	50,000	52,125
Arrow Electronics, Inc. debs.
7 1/2s, 2027	—	—	160,000	171,695	175,000	187,791
Avnet, Inc. notes 6s, 2015	—	—	160,000	158,638	160,000	158,638
Celestica, Inc. sr. sub. notes
7 7/8s, 2011 (Canada)	60,000	58,050	85,000	82,238	40,000	38,700
Celestica, Inc. sr. sub. notes
7 5/8s, 2013 (Canada)	175,000	163,625	145,000	135,575	65,000	60,775

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Technology continued

Compucom Systems, Inc. 144A
sr. notes 12s, 2014	$165,000	$176,138	$180,000	$192,150	$90,000	$96,075
Electronic Data Systems Corp.
sec. sr. notes Ser. B,
6 1/2s, 2013	280,000	286,062	355,000	362,685	175,000	178,789
Freescale Semiconductor, Inc.
144A sr. notes 9 1/8s, 2014 ‡‡	225,000	223,313	240,000	238,200	120,000	119,100
Freescale Semiconductor, Inc.
144A sr. notes 8 7/8s, 2014	460,000	460,575	485,000	485,606	240,000	240,300
Freescale Semiconductor, Inc.
144A sr. sub. notes
10 1/8s, 2016	230,000	230,575	240,000	240,600	120,000	120,300
Intuit, Inc. sr. unsec. bonds
5 3/4s, 2017	—	—	60,000	59,052	55,000	54,131
Intuit, Inc. sr. unsec. notes
5.4s, 2012	—	—	95,000	94,745	80,000	79,785
Iron Mountain, Inc. company
guaranty 8 3/4s, 2018	60,000	64,500	70,000	75,250	35,000	37,625
Iron Mountain, Inc. company
guaranty 8 5/8s, 2013	15,000	15,413	—	—	120,000	123,300
Iron Mountain, Inc. company
guaranty 6 5/8s, 2016	245,000	236,425	90,000	86,850	40,000	38,600
Iron Mountain, Inc.
sr. sub. notes 8 1/4s, 2011	215,000	215,269	360,000	360,450	40,000	40,050
Lucent Technologies, Inc.
debs. 6.45s, 2029	450,000	406,125	440,000	397,100	205,000	185,013
Nortel Networks, Ltd. 144A
company guaranty 10 3/4s,
2016 (Canada)	50,000	55,500	60,000	66,600	30,000	33,300
Nortel Networks, Ltd. 144A
company guaranty FRN
9.61s, 2011 (Canada)	160,000	171,200	185,000	197,950	95,000	101,650
NXP BV/NXP Funding, LLC
144A sec. FRN
8.11s, 2013 (Netherlands)	170,000	174,888	185,000	190,319	95,000	97,731
NXP BV/NXP Funding, LLC
144A sec. notes 7 7/8s,
2014 (Netherlands)	275,000	283,938	300,000	309,750	150,000	154,875
Open Solutions, Inc. 144A
sr. sub. notes 9 3/4s, 2015	65,000	66,950	70,000	72,100	35,000	36,050
Seagate Technology Hdd
Holdings company
guaranty 6.8s, 2016
(Cayman Islands)	95,000	94,461	105,000	104,404	50,000	49,716
Solectron Global Finance Corp.
company guaranty 8s, 2016	90,000	89,775	110,000	109,725	55,000	54,863
SunGard Data Systems, Inc.
company guaranty
10 1/4s, 2015	140,000	152,775	160,000	174,600	86,000	93,848
SunGard Data Systems, Inc.
company guaranty
9 1/8s, 2013	340,000	364,650	416,000	446,160	206,000	220,935
TDS Investor Corp. 144A
sr. notes 9 7/8s, 2014	205,000	214,738	205,000	214,738	95,000	99,513
UGS Capital Corp. II 144A
sr. notes 10.348s, 2011 ‡‡	73,532	74,819	84,036	85,507	42,018	42,753
UGS Corp. company guaranty
10s, 2012	140,000	153,125	160,000	175,000	80,000	87,500
Unisys Corp. sr. notes 8s, 2012	110,000	110,275	135,000	135,338	70,000	70,175
Xerox Corp. sr. notes
6 7/8s, 2011	205,000	215,746	240,000	252,581	120,000	126,290

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Technology continued

Xerox Corp. sr. notes
6.4s, 2016	$—	$—	$335,000	$344,556	$285,000	$293,130
Xerox Corp. unsec.
sr. notes 6 3/4s, 2017	65,000	68,017	70,000	73,249	35,000	36,625

		5,375,817		6,792,489		3,689,669

Transportation		—%		0.1%		0.1%

American Airlines, Inc.
pass-through certificates
Ser. 01-2, 7.858s, 2011	—	—	115,000	125,143	120,000	130,584
Continental Airlines, Inc.
pass-through certificates
Ser. 97-4A, 6.9s, 2018	—	—	61,412	64,790	51,177	53,992
Continental Airlines, Inc.
pass-through certificates
Ser. 98-1A, 6.648s, 2017	—	—	352,593	365,815	248,671	257,996
Continental Airlines, Inc.
pass-through certificates
Ser. 98-3, 6.32s, 2008	—	—	5,000	5,047	75,000	75,703
Continental Airlines, Inc.
pass-through certificates
Ser. A, 5.983s, 2022	—	—	230,000	230,000	185,000	185,000
Delta Air Lines, Inc.
notes 8.3s, 2029	210,000	118,125	230,000	129,375	110,000	61,875
Northwest Airlines, Inc.
company guaranty
10s, 2009	155,000	130,975	160,000	135,200	75,000	63,375
Ryder System, Inc. notes
Ser. MTN, 5.95s, 2011	—	—	95,000	96,746	105,000	106,929
Ryder System, Inc. notes
Ser. MTN, 5.85s, 2016	—	—	160,000	158,628	170,000	168,542
Union Pacific Corp. 144A
pass-through certificates
5.214s, 2014	—	—	115,000	113,280	100,000	98,504

		249,100		1,424,024		1,202,500

Utilities & Power		0.2%		0.8%		1.3%

AEP Texas North Co.
sr. notes Ser. B,
5 1/2s, 2013	—	—	165,000	165,238	190,000	190,274
AES Corp. (The) 144A
sec. notes 8 3/4s, 2013	380,000	402,800	530,000	561,800	245,000	259,700
Appalachian Power Co.
sr. notes 5.8s, 2035	—	—	145,000	137,453	120,000	113,754
Arizona Public Services Co.
notes 6 1/2s, 2012	—	—	240,000	250,092	265,000	276,144
Atmos Energy Corp. notes
4.95s, 2014	—	—	250,000	237,470	260,000	246,968
Beaver Valley II Funding
debs. 9s, 2017	—	—	320,000	364,000	355,000	403,813
Boardwalk Pipelines, LP
company guaranty
5 7/8s, 2016	—	—	370,000	371,667	350,000	351,577
CenterPoint Energy Houston
Electric, LLC general
ref. mtge. Ser. M2,
5 3/4s, 2014	—	—	10,000	10,083	90,000	90,744
CenterPoint Energy
Resources Corp.
notes 7 3/4s, 2011	—	—	240,000	259,505	185,000	200,035

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities & Power continued

Cleveland Electric Illuminating
Co. (The) sr. unsec. bonds
5.95s, 2036	$—	$—	$655,000	$624,222	$440,000	$419,324
Cleveland Electric Illuminating
Co. (The) 144A sr. notes
Ser. D, 7.88s, 2017	—	—	115,000	134,699	110,000	128,843
CMS Energy Corp. sr. notes
7 1/2s, 2009	185,000	189,856	230,000	236,038	120,000	123,150
Colorado Interstate Gas Co.
debs. 6.85s, 2037	30,000	31,496	50,000	52,494	25,000	26,247
Colorado Interstate Gas Co.
sr. notes 5.95s, 2015	10,000	10,062	15,000	15,094	10,000	10,062
Commonwealth Edison Co.
1st mtge. 5.9s, 2036	—	—	385,000	357,332	330,000	306,285
Consolidated Natural Gas Co.
sr. notes 5s, 2014	—	—	180,000	174,096	315,000	304,668
Consumers Energy Co. 1st mtge.
Ser. B, 5 3/8s, 2013	—	—	155,000	154,800	140,000	139,819
Dayton Power & Light Co. (The)
1st mtge. 5 1/8s, 2013	—	—	170,000	167,924	160,000	158,047
Dominion Resources, Inc. jr.
sub. notes FRN 6.3s, 2066	—	—	525,000	534,846	405,000	412,595
Dynegy Holdings, Inc. sr. unsec.
notes 8 3/8s, 2016	255,000	265,200	250,000	260,000	115,000	119,600
Dynegy-Roseton Danskamme
company guaranty Ser. B,
7.67s, 2016	145,000	154,063	195,000	207,188	90,000	95,625
Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	65,000	67,763	75,000	78,188	40,000	41,700
Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	75,000	77,438	90,000	92,925	45,000	46,463
El Paso Natural Gas Co. 144A
sr. unsec. bonds 5.95s, 2017	—	—	40,000	40,149	35,000	35,130
El Paso Production Holding Co.
company guaranty 7 3/4s, 2013	260,000	271,700	255,000	266,475	120,000	125,400
Enbridge Energy Partners, LP
sr. unsec. notes 5 7/8s, 2016	—	—	205,000	205,957	215,000	216,003
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	—	—	215,000	205,015	225,000	214,551
Ferrellgas, LP/Finance
sr. notes 6 3/4s, 2014	215,000	210,700	300,000	294,000	140,000	137,200
Indianapolis Power & Light 144A
1st mtge. 6.3s, 2013	—	—	115,000	119,916	110,000	114,703
Indiantown Cogeneration, LP
1st mtge. Ser. A-10,
9.77s, 2020	—	—	215,000	249,520	225,000	261,126
Ipalco Enterprises, Inc. sec.
notes 8 3/8s, 2008	—	—	90,000	92,925	95,000	98,088
ITC Holdings Corp. 144A notes
5 7/8s, 2016	—	—	260,000	261,405	285,000	286,540
Kansas Gas & Electric bonds
5.647s, 2021	—	—	85,000	83,574	80,000	78,658
Kinder Morgan, Inc. notes 6s, 2017	—	—	175,000	177,678	150,000	152,295
Kinder Morgan, Inc. sr. notes
6 1/2s, 2012	—	—	150,000	153,052	155,000	158,154
MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	—	—	540,000	538,833	565,000	563,778
Midwest Generation, LLC sec.
sr. notes 8 3/4s, 2034	420,000	455,700	565,000	613,025	270,000	292,950

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value
Utilities & Power continued

Mirant Americas
Generation, Inc.
sr. notes 8.3s, 2011	$215,000	$220,375	$215,000	$220,375	$100,000	$102,500
Mirant North America,
LLC company
guaranty 7 3/8s, 2013	365,000	374,125	400,000	410,000	200,000	205,000
National Fuel Gas Co.
notes 5 1/4s, 2013	—	—	145,000	143,711	100,000	99,111
Nevada Power Co.
2nd mtge. 9s, 2013	94,000	101,418	244,000	263,255	150,000	161,837
Nevada Power Co.
general ref. mtge.
Ser. L, 5 7/8s, 2015	—	—	110,000	110,910	145,000	146,200
Northwestern Corp.
sec. notes 5 7/8s, 2014	—	—	265,000	261,411	285,000	281,140
NRG Energy, Inc. company
guaranty 7 3/8s, 2017	100,000	102,750	110,000	113,025	55,000	56,513
NRG Energy, Inc. sr. notes
7 3/8s, 2016	600,000	616,500	655,000	673,013	325,000	333,938
Oncor Electric Delivery Co.
debs. 7s, 2022	—	—	145,000	155,335	130,000	139,266
Oncor Electric Delivery
Co. sec. notes
7 1/4s, 2033	—	—	195,000	217,871	220,000	245,803
Pacific Gas & Electric Co.
sr. unsub. 5.8s, 2037	—	—	260,000	250,268	225,000	216,578
PacifiCorp Sinking Fund
1st mtge. 5.45s, 2013	—	—	225,000	224,630	180,000	179,704
Potomac Edison Co. 144A
1st mtge. 5.8s, 2016	—	—	260,000	262,796	285,000	288,064
Power Receivable Finance,
LLC 144A sr. notes
6.29s, 2012	—	—	212,777	214,967	176,338	178,153
PPL Energy Supply, LLC
bonds Ser. A,
5.7s, 2015	—	—	135,000	132,764	145,000	142,599
Progress Energy, Inc.
sr. unsec. notes
5 5/8s, 2016	—	—	205,000	206,747	220,000	221,874
PSEG Energy Holdings, Inc.
sr. notes 8 1/2s, 2011	175,000	189,000	225,000	243,000	110,000	118,800
Public Service Co. of
Colorado sr. notes
Ser. A, 6 7/8s, 2009	—	—	215,000	222,778	205,000	212,416
Public Service Co. of
New Mexico
sr. notes 4.4s, 2008	—	—	125,000	124,188	100,000	99,351
Sierra Pacific Resources
sr. notes 8 5/8s, 2014	90,000	97,356	125,000	135,216	60,000	64,904
Southern California
Edison Co.
notes 6.65s, 2029	—	—	255,000	276,044	275,000	297,695
Southern California
Edison Co. 06-E 1st
mtge. 5.55s, 2037	—	—	270,000	258,577	280,000	268,154
Southern Natural Gas.
Co. 144A notes
5.9s, 2017	—	—	155,000	153,245	130,000	128,528
Southern Union Co.
jr. sub. FRN 7.2s, 2066	235,000	236,895	535,000	539,314	430,000	433,467

CORPORATE BONDS AND NOTES*	Growth 3.8%		Balanced 6.7%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities & Power continued

Spectra Energy Capital, LLC
sr. notes 8s, 2019	$—	$—	$250,000	$285,154	$215,000	$245,232
Teco Energy, Inc. notes
7.2s, 2011	265,000	280,900	610,000	646,600	430,000	455,800
Teco Energy, Inc. sr. notes
6 3/4s, 2015	10,000	10,513	10,000	10,513	5,000	5,256
Tennessee Gas Pipeline Co.
unsec. notes 7 1/2s, 2017	25,000	27,887	30,000	33,465	15,000	16,732
TransAlta Corp. notes
5 3/4s, 2013 (Canada)	—	—	140,000	141,146	150,000	151,228
TXU Corp. sr. notes Ser. P,
5.55s, 2014	400,000	354,271	435,000	385,270	220,000	194,849
TXU Energy Co. 144A
sr. unsec. FRN 5.85s, 2008	—	—	1,040,000	1,039,961	830,000	829,969
Westar Energy, Inc. 1st mtge.
5.15s, 2017	—	—	15,000	14,334	45,000	43,003
Westar Energy, Inc. 1st mtge.
5.1s, 2020	—	—	175,000	163,748	165,000	154,391
Williams Cos., Inc. (The)
notes 7 5/8s, 2019	275,000	299,063	370,000	402,375	175,000	190,313
Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	50,000	50,688	60,000	60,825	30,000	30,413
Williams Partners, LP/ Williams
Partners Finance Corp. 144A
bonds 7 1/4s, 2017	80,000	84,600	85,000	89,888	40,000	42,300

		5,183,119		17,835,397		14,181,094

Total corporate bonds and notes
(cost $89,856,663, $149,615,377
and $94,113,795)		$91,106,491		$151,128,681		$95,070,089

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS*	Growth 3.9%		Balanced 18.9%		Conservative 36.0%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government
Guaranteed Mortgage
Obligations		—%		—%		—%

Government National Mortgage
Association Pass-Through
Certificates 7s, with due dates
from August 15, 2029
to September 15, 2029	$—	$—	$—	$—	$1,991	$2,080

		—		—		2,080

U.S. Government Agency
Mortgage Obligations		3.9%		18.9%		36.0%

Federal Home Loan Mortgage
Corporation Pass-Through
Certificates
6s, with due dates
from July 1, 2013
to October 1, 2021	526,423	535,244	54,236	55,145	64,434	65,514
5 1/2s, with due dates from
June 1, 2035 to
November 1, 2036	79,695	78,867	382,748	379,309	382,748	379,309

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS*	Growth 3.9%		Balanced 18.9%		Conservative 36.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Agency
Mortgage Obligations continued

Federal Home Loan Mortgage
Corporation Pass-Through
Certificates
5 1/2s, with due dates
from August 1, 2012 to
April 1, 2020	$640,596	$641,886	$373,108	$374,907	$499,658	$502,134
5s, TBA, May 1, 2037	6,600,000	6,376,476	29,000,000	28,016,900	25,000,000	24,152,500
5s, TBA, April 1, 2037	12,300,000	11,884,875	53,600,000	51,791,000	46,100,000	44,544,125
Federal National Mortgage
Association Pass-Through
Certificates
7s, with due dates from
October 1, 2029
to January 1, 2036	1,315,769	1,367,516	2,506,555	2,606,451	3,688,279	3,814,342
7s, with due dates from
December 1, 2015 to
March 1, 2018	18,308	18,905	—	—	541,621	564,774
6 1/2s, with due dates from
October 1, 2033 to
November 1, 2034	35,004	35,915	463,729	475,793	917,963	941,843
6s, with due dates from
July 1, 2021 to
July 1, 2036	24,711,706	25,125,680	43,500,938	44,222,005	65,413,381	66,500,849
6s, with due dates from
November 1, 2007 to
June 1, 2021	10,865,820	11,051,419	44,073,292	44,791,921	71,933,785	73,129,541
6s, TBA, May 1, 2037	—	—	1,100,000	1,107,563	1,000,000	1,006,875
6s, TBA, April 1, 2037	1,200,000	1,208,813	1,100,000	1,108,078	1,000,000	1,007,344
5 1/2s, with due dates
from June 1, 2035 to
March 1, 2037	598,403	592,593	35,100,366	34,733,877	4,927,158	4,876,128
5 1/2s, with due dates
from September 1, 2013
to February 1, 2021	382,870	383,692	1,395,080	1,398,885	1,423,847	1,428,449
5 1/2s, TBA, May 1, 2037	10,700,000	10,582,550	100,200,000	99,100,145	73,400,000	72,594,318
5 1/2s, TBA, April 1, 2037	16,800,000	16,620,188	100,200,000	99,127,549	73,400,000	72,614,392
5s, with due dates from
May 1, 2021
to May 1, 2036	2,379,492	2,302,317	11,842,093	11,461,708	7,696,731	7,443,473
5s, December 1, 2020	8,875	8,756	—	—	—	—
4 1/2s, with due dates from
November 1, 2020 to
November 1, 2035	1,873,939	1,789,550	1,014,316	956,222	1,015,714	958,311
4 1/2s, with due dates
from April 1, 2020 to
October 1, 2020	1,024,240	992,690	5,737,702	5,560,641	3,427,184	3,321,424

		91,597,932		427,268,099		379,845,645

Total U.S. government
and agency mortgage
obligations (cost $91,707,813,
$427,831,321 and $380,332,739)		$91,597,932		$427,268,099		$379,847,725

U.S. TREASURY OBLIGATIONS*	Growth 0.1%			Balanced 0.2%		Conservative —%
	Principal			Principal		Principal
	amount	Value		amount	Value	amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$200,000	$195,563		$3,400,000	$3,324,563	$—	$—
4 1/4s, November 15, 2013	20,000	19,628		100,000	98,141	—	—
3 1/2s, November 15, 2009	1,700,000	1,655,773		—	—	—	—

Total U.S. treasury obligations
(cost $1,900,820, $3,518,076
and $—)		$1,870,964			$3,422,704		$—

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%			Balanced 8.3%		Conservative 17.8%
	Principal			Principal		Principal
	amount	Value		amount	Value	amount	Value

AMP CMBS 144A FRB
Ser. 06-1A, Class A,
6.105s, 2047
(Cayman Islands)	$—	$—	$	— $	—	$440,000	$440,000
Amresco Commercial
Mortgage Funding I 144A
Ser. 97-C1, Class
G, 7s, 2029	—	—		187,000	186,478	205,000	204,428
Ser. 97-C1, Class H,
7s, 2029	38,000	37,904		173,000	172,565	168,000	167,578
Asset Securitization Corp.
Ser. 96-D3, Class A1C,
7.4s, 2026	52,814	54,091		323,246	331,063	230,981	236,567
Ser. 96-MD6, Class A7,
7.307s, 2029	—	—		569,000	613,141	634,000	683,183
FRB Ser. 97-D5, Class A5,
6.396s, 2043	150,000	162,830		234,000	254,015	247,000	268,127
Banc of America Commercial
Mortgage, Inc.
Ser. 01-1, Class G,
7.324s, 2036	—	—		200,000	211,815	200,000	211,815
Ser. 06-2, Class A4,
5.741s, 2045	437,000	452,127		1,298,000	1,342,932	1,437,000	1,486,743
Ser. 06-4, Class A4,
5.634s, 2046	480,000	488,341		920,000	935,988	1,140,000	1,159,811
Ser. 06-5, Class A4,
5.414s, 2047	718,000	719,244		1,343,000	1,345,327	1,576,000	1,578,731
Ser. 04-3, Class A5,
5.305s, 2039	230,000	232,875		920,000	931,500	930,000	941,625
Ser. 07-1, Class XW,
Interest Only (IO),
0.292s, 2049	1,835,000	43,869		9,977,000	238,518	5,106,000	122,068
Ser. 06-1, Class XC, IO,
0.04s, 2045	1,771,479	12,736		11,667,295	83,881	12,811,147	92,105
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K,
6.15s, 2035	—	—		133,000	136,882	133,000	136,882
Ser. 02-PB2, Class XC, IO,
0.156s, 2035	2,796,556	52,545		4,162,887	78,217	2,474,632	46,496
Ser. 05-1, Class XW, IO,
0.103s, 2042	21,601,332	87,887		—	—	27,110,092	110,300
Ser. 04-5, Class XC, IO,
0.08s, 2041	5,920,343	77,473		14,370,600	188,052	14,867,786	194,558
Ser. 05-4, Class XC, IO,
0.049s, 2045	6,309,736	46,565		17,958,252	132,528	18,026,825	133,034

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Banc of America Commercial
Mortgage, Inc. 144A
Ser. 06-5, Class XC, IO,
0.049s, 2016	$1,261,614	$19,882	$—	$—	$—	$—
Banc of America Large Loan
FRB Ser. 04-BBA4,
Class H, 6.27s, 2018	25,000	25,105	70,000	70,294	73,000	73,307
FRB Ser. 04-BBA4, Class G,
6.02s, 2018	—	—	94,000	94,190	98,000	98,198
Banc of America Large
Loan 144A
FRB Ser. 05-MIB1,
Class K, 7.32s, 2022	190,000	189,835	186,000	185,838	187,000	186,837
FRB Ser. 05-ESHA,
Class K, 7.12s, 2020	—	—	450,000	449,607	452,000	451,605
FRB Ser. 06-LAQ,
Class M, 6.97s, 2021	—	—	245,000	245,063	265,000	265,068
FRB Ser. 06-LAQ,
Class L, 6.87s, 2021	—	—	324,000	324,593	346,000	346,633
FRB Ser. 05-MIB1,
Class J, 6.37s, 2022	100,000	100,463	409,000	410,895	343,000	344,589
FRB Ser. 06-LAQ,
Class K, 6.32s, 2021	122,000	122,032	—	—	—	—
FRB Ser. 05-ESHA,
Class G, 6.2s, 2020	100,000	99,925	180,000	179,865	181,000	180,864
FRB Ser. 06-LAQ,
Class A3, 5.51s, 2021	443,000	442,644	—	—	—	—
Ser. 06-LAQ, Class X1,
IO, 0.63s, 2021	6,661,000	19,462	13,384,000	39,105	19,290,000	56,360
Ser. 03-BBA2, Class X1A,
IO, 0.175s, 2015 (F)	333,413	—	953,906	—	872,308	—
Banc of America
Mortgage Securities
Ser. 04-D, Class 2A, IO,
0.396s, 2034	867,899	3,164	2,957,336	10,783	2,846,864	10,380
Ser. 05-E, Class 2, IO,
0.306s, 2035	2,264,000	12,517	7,566,000	41,830	7,285,000	40,276
Banc of America
Structured Security
Trust 144A Ser. 02-X1,
Class A3, 5.436s, 2033	—	—	346,872	348,069	355,859	357,087
Bayview Commercial
Asset Trust
Ser. 07-1, Class A,
IO, 1.211s, 2037	1,245,797	163,449	7,766,502	1,018,965	3,595,529	471,733
Bayview Commercial
Asset Trust 144A
FRB Ser. 05-1A,
Class A1,
5.62s, 2035	43,896	43,993	336,537	337,278	248,745	249,292
Ser. 04-3, IO,
1.6s, 2035	436,586	31,294	1,112,408	79,737	1,094,700	78,468
Ser. 05-1A,
IO, 1.6s, 2035	519,314	38,847	1,445,383	108,121	1,380,954	103,302
Ser. 06-2A,
IO, 0.879s, 2036	156,512	14,258	750,528	68,371	713,917	65,036
Ser. 05-3A,
IO, 0.775s, 2035	1,480,605	120,644	4,770,155	388,685	4,308,725	351,086
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1,
4.86s, 2034	45,364	45,204	119,869	119,447	109,354	108,969

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Bear Stearns Commercial
Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.195s, 2032	$—	$—	$189,000	$210,855	$124,000	$138,339
Ser. 05-PWR9, Class X1,
IO, 0.031s, 2042	—	—	8,941,948	91,070	13,468,828	137,175
Ser. 04-PR3I, Class X1,
IO, 0.027s, 2041	486,611	10,027	3,260,033	67,173	5,297,009	109,145
Bear Stearns Commercial
Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J,
6.97s, 2018	—	—	453,000	453,000	453,000	453,000
FRB Ser. 05-LXR1, Class H,
6.52s, 2018	—	—	226,000	226,000	227,000	227,000
FRB Ser. 05-LXR1,
Class G, 6.27s, 2018	—	—	226,000	226,000	227,000	227,000
Ser. 06-BBA7, Class X1A,
IO, 1.594s, 2019	—	—	8,722,000	88,414	6,374,000	64,613
Ser. 05-LXR1, Class X1, IO,
0.739s, 2018	7,727,000	1,860	21,900,000	5,271	21,958,000	5,285
Ser. 06-PW14, Class XW,
IO, 0.692s, 2038	3,204,179	163,088	8,793,514	447,576	8,057,391	410,108
Ser. 06-PW14, Class X1,
IO, 0.049s, 2038	3,445,891	62,188	9,455,724	170,647	8,665,666	156,388
Ser. 07-PW15, Class X1,
IO, 0.047s, 2044	6,207,000	77,507	29,451,000	367,758	20,024,000	250,042
Ser. 05-PW10, Class X1,
IO, 0.032s, 2040	11,534,805	52,962	—	—	—	—
Bear Stearns Small
Balance Commercial
Trust 144A Ser. 06-1A,
Class AIO, IO, 1s, 2034	—	—	2,681,000	50,374	2,794,000	52,497
Chase Commercial Mortgage
Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	10,000	10,586	118,000	124,912	116,000	122,794
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F,
6.56s, 2030	—	—	962,000	1,006,762	896,000	937,691
Ser. 98-1, Class G,
6.56s, 2030	—	—	249,000	263,103	231,000	244,084
Ser. 98-1, Class H,
6.34s, 2030	91,000	79,552	371,000	324,326	362,000	316,459
Chase Manhattan Bank-
First Union National
Ser. 99-1, Class A1,
7.134s, 2031	3,372	3,369	—	—	—	—
Citigroup 144A Ser. 07-CD4,
Class XC, IO, 0.044s, 2049	11,208,000	107,702	33,599,000	322,865	26,669,000	256,272
Citigroup Commercial
Mortgage Trust 144A
Ser. 05-C3, Class XC, IO,
0.083s, 2043	13,604,656	144,018	25,293,525	267,756	24,332,674	257,584
Ser. 06-C5, Class XC,
IO, 0.049s, 2049	6,648,798	96,096	37,376,893	540,213	40,443,111	584,529

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Citigroup/Deutsche Bank
Commercial Mortgage
Trust 144A
Ser. 07-CD4,
Class XW,
IO, 0.561s, 2049	$3,351,000	$95,163	$10,047,000	$285,319	$7,975,000	$226,478
Ser. 06-CD2, Class X,
IO, 0.087s, 2046	2,493,415	15,000	16,468,900	99,077	18,072,023	108,721
CNL Funding Ser. 99-1,
Class A2, 7.645s, 2014	122,000	133,244	455,000	496,933	286,000	312,358
Commercial Mortgage
Acceptance Corp.
Ser. 97-ML1, Class A3,
6.57s, 2030	—	—	332,170	331,821	210,011	209,791
Ser. 97-ML1, IO,
0.722s, 2017	2,419,492	22,777	9,135,056	85,998	5,933,656	55,860
Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F,
6.23s, 2031	—	—	415,000	429,875	404,000	418,480
Ser. 98-C2, Class F,
5.44s, 2030	1,370,000	1,383,141	2,607,000	2,632,007	2,247,000	2,268,553
Commercial Mortgage
Pass-Through Certificates
Ser. 06-C7, Class A4,
5.769s, 2046	80,000	82,825	—	—	—	—
Ser. 04-LB2A, Class A4,
4.715s, 2039	1,231,000	1,189,122	5,553,000	5,364,088	6,161,000	5,951,404
Commercial Mortgage
Pass-Through
Certificates 144A
FRB Ser. 01-J2A,
Class A2F, 5.82s, 2034	118,000	118,000	326,000	326,000	314,000	314,000
Ser. 06-CN2A, Class H,
5.57s, 2019	66,000	66,062	197,000	197,185	218,000	218,204
Ser. 06-CN2A, Class J,
5.57s, 2019	53,000	52,872	158,000	157,617	174,000	173,579
Ser. 03-LB1A, Class X1,
IO, 0.347s, 2038	949,590	39,206	2,018,828	83,351	2,182,158	90,095
Ser. 05-LP5, Class XC,
IO, 0.068s, 2043	5,823,813	63,014	12,972,407	140,361	12,619,990	136,548
Ser. 06-C8, Class XS,
IO, 0.045s, 2046	10,619,000	149,749	28,726,000	405,094	26,171,000	369,063
Ser. 05-C6, Class XC,
IO, 0.031s, 2044	8,793,485	62,513	25,778,123	183,257	12,947,207	92,042
Countrywide Alternative
Loan Trust
Ser. 06-OA10, Class XBI,
IO, 2.608s, 2046	356,989	14,503	1,630,495	66,239	1,590,554	64,616
Ser. 05-24, Class IIAX,
IO, 2.391s, 2035	983,803	27,219	2,733,020	75,614	2,613,850	72,317
Ser. 05-24, Class 1AX,
IO, 1.201s, 2035	2,268,948	40,285	3,298,407	58,563	3,160,573	56,116
IFB Ser. 06-6CB,
Class 1A3, IO,
zero %, 2036	1,644,092	4,110	4,587,394	11,468	4,732,332	11,831

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Credit Suisse Mortgage
Capital Certificates
Ser. 06-C4, Class A3,
5.467s, 2039	$1,129,000	$1,135,063	$2,093,000	$2,104,239	$2,503,000	$2,516,441
Ser. 06-C5, Class AX,
IO, 0.064s, 2039	6,754,067	119,790	18,273,360	324,096	16,651,304	295,328
Credit Suisse Mortgage
Capital Certificates 144A
FRB Ser. 06-TFLA,
Class K, 6.52s, 2021	50,000	50,000	—	—	484,000	484,000
Ser. 07-C1, Class AX,
IO, 0.058s, 2040	7,632,000	84,975	36,674,000	408,328	24,892,000	277,148
Ser. 06-C3, Class AX,
IO, 0.024s, 2038	15,493,499	18,003	68,592,970	79,705	74,205,920	86,227
CRESI Finance Limited
Partnership 144A
FRB Ser. 06-A,
Class C, 5.92s, 2017	—	—	155,000	154,999	161,000	160,999
Criimi Mae Commercial
Mortgage Trust
144A Ser. 98-C1,
Class B, 7s, 2033	1,602,000	1,580,053	—	—	—	—
Crown Castle Towers,
LLC 144A
Ser. 05-1A, Class D,
5.612s, 2035	228,000	227,323	620,000	618,159	597,000	595,228
CS First Boston Mortgage
Securities Corp.
Ser. 97-C2, Class F,
7.46s, 2035	52,000	57,579	303,000	335,509	294,000	325,544
Ser. 04-C2, Class A2,
5.416s, 2036	260,000	261,713	1,050,000	1,056,920	1,050,000	1,056,920
Ser. 05-C4, Class A5,
5.104s, 2038	627,000	617,050	1,918,000	1,887,563	3,705,000	3,646,205
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 04-TF2A, Class J,
6.27s, 2016	153,000	153,000	310,000	310,001	349,000	349,001
FRB Ser. 05-TFLA,
Class J, 6.27s, 2020	—	—	67,000	67,000	65,500	65,500
FRB Ser. 05-TF2A,
Class J, 6.22s, 2020	133,000	133,000	449,000	449,000	451,000	451,000
FRB Ser. 04-TF2A,
Class H, 6.02s, 2019	100,000	100,007	132,000	132,009	128,000	128,009
Ser. 01-CK1, Class AY,
IO, 0.784s, 2035	5,014,000	111,812	13,888,000	309,702	13,364,000	298,017
Ser. 02-CP3, Class AX,
IO, 0.432s, 2035	1,229,808	47,747	8,384,022	325,506	6,055,515	235,103
Ser. 03-C3, Class AX,
IO, 0.407s, 2038	8,426,724	338,872	16,332,717	656,804	18,891,712	759,711
Ser. 05-C2, Class AX,
IO, 0.1s, 2037	5,784,773	91,180	13,325,531	210,037	16,798,964	264,785
Deutsche Mortgage & Asset
Receiving Corp.
Ser. 98-C1, Class C,
6.861s, 2031	50,000	50,381	—	—	—	—
Ser. 98-C1, Class X, IO,
0.549s, 2031	2,461,407	26,152	9,538,667	101,348	7,142,692	75,891

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B,
7.62s, 2033	$38,809	$41,188	$469,685	$498,482	$460,729	$488,977
Ser. 99-CG2, Class B3,
6.1s, 2032	—	—	378,000	379,741	332,000	333,529
Ser. 99-CG2, Class B4,
6.1s, 2032	—	—	571,000	573,593	551,000	553,502
Ser. 98-CF2, Class B3,
6.04s, 2031	—	—	100,000	101,956	100,000	101,956
Fannie Mae
Ser. 03-W6, Class PT1,
9.952s, 2042	38,918	41,742	155,048	166,298	90,585	97,157
IFB Ser. 06-70, Class SM,
9.605s, 2036	—	—	127,299	137,544	119,398	129,007
Ser. 02-T1, Class A4,
9 1/2s, 2031	4,563	4,811	—	—	—	—
Ser. 02-T4, Class A4,
9 1/2s, 2041	38,072	39,804	308,396	322,428	39,568	41,368
Ser. 02-T6, Class A3,
9 1/2s, 2041	37,647	38,735	95,935	98,707	94,614	97,348
Ser. 02-T12, Class A4,
9 1/2s, 2042	18,613	19,557	47,590	50,003	46,822	49,196
Ser. 04-T3, Class PT1,
9.279s, 2044	36,622	41,298	243,304	274,374	115,759	130,541
IFB Ser. 06-62, Class PS,
7.98s, 2036	207,110	231,823	394,890	442,010	321,251	359,584
IFB Ser. 05-37, Class SU,
7.92s, 2035	150,682	164,743	602,724	658,973	602,724	658,973
IFB Ser. 06-48, Class TQ,
7.68s, 2036	—	—	650,462	706,866	687,080	746,660
IFB Ser. 06-70, Class SJ,
7.68s, 2036	211,705	237,159	—	—	92,448	103,563
IFB Ser. 06-76, Class QB,
7.68s, 2036	351,853	373,864	554,917	589,631	498,770	529,972
IFB Ser. 06-60, Class AK,
7.52s, 2036	151,324	162,334	604,373	648,346	465,044	498,880
Ser. 99-T2, Class A1,
7 1/2s, 2039	110,699	116,587	30,050	31,649	23,755	25,019
Ser. 00-T6, Class A1,
7 1/2s, 2030	—	—	—	—	1,174	1,226
Ser. 01-T1, Class A1,
7 1/2s, 2040	14,474	15,059	76,696	79,798	48,247	50,198
Ser. 01-T3, Class A1,
7 1/2s, 2040	14,414	14,992	36,516	37,980	37,957	39,480
Ser. 01-T4, Class A1,
7 1/2s, 2028	20,891	22,045	137,879	145,500	112,810	119,045
Ser. 01-T5, Class A3,
7 1/2s, 2030	—	—	221,547	230,648	—	—
Ser. 01-T7, Class A1,
7 1/2s, 2041	288,377	299,618	618,193	642,292	516,589	536,727
Ser. 01-T8, Class A1,
7 1/2s, 2041	250,457	260,116	1,352,143	1,404,292	1,761,142	1,829,065
Ser. 01-T10, Class A2,
7 1/2s, 2041	—	—	—	—	2,854	2,973
Ser. 01-T12, Class A2,
7 1/2s, 2041	55,493	57,737	154,443	160,689	148,190	154,183
Ser. 02-14, Class A2,
7 1/2s, 2042	145,879	152,421	570,511	596,096	678,860	709,304
Ser. 02-26, Class A2,
7 1/2s, 2048	90,119	94,253	518,130	541,903	453,597	474,409

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 02-T1, Class A3,
7 1/2s, 2031	$34,680	$36,208	$718,250	$749,887	$108,604	$113,388
Ser. 02-T4, Class A3,
7 1/2s, 2041	55,948	58,301	416,888	434,424	506,051	527,337
Ser. 02-T6, Class A2,
7 1/2s, 2041	161,090	167,468	1,479,462	1,538,038	1,868,860	1,942,854
Ser. 02-T12, Class A3,
7 1/2s, 2042	20,655	21,531	118,399	123,417	69,343	72,282
Ser. 02-T16, Class A3,
7 1/2s, 2042	298,452	312,310	957,457	1,001,914	757,348	792,513
Ser. 02-T18, Class A4,
7 1/2s, 2042	141,748	148,363	233,174	244,056	488,520	511,319
Ser. 02-T19, Class A3,
7 1/2s, 2042	26,827	28,086	—	—	—	—
Ser. 02-W1, Class 2A,
7 1/2s, 2042	82,211	85,656	622,035	648,096	685,181	713,888
Ser. 02-W3, Class A5,
7 1/2s, 2028	45,523	47,565	508,618	531,427	812,811	849,262
Ser. 02-W4, Class A5,
7 1/2s, 2042	195,772	204,391	634,201	662,124	513,064	535,653
Ser. 02-W6, Class 2A,
7 1/2s, 2042	158,855	166,254	410,096	429,199	405,665	424,561
Ser. 02-W7, Class A5,
7 1/2s, 2029	161,939	169,267	110,766	115,779	106,016	110,814
Ser. 03-W1, Class 2A,
7 1/2s, 2042	7,227	7,549	124,384	129,936	125,040	130,623
Ser. 03-W2, Class 1A3,
7 1/2s, 2042	492,395	515,375	134,349	140,619	497,021	520,217
Ser. 03-W3, Class 1A3,
7 1/2s, 2042	100,981	105,694	291,293	304,889	173,757	181,868
Ser. 03-W4, Class 4A,
7 1/2s, 2042	143,106	149,485	60,924	63,639	58,332	60,931
Ser. 03-W10, Class 1A1,
7 1/2s, 2032	31,508	32,894	205,079	214,101	201,164	210,014
Ser. 04-T2, Class 1A4,
7 1/2s, 2043	73,035	76,902	199,796	210,376	191,402	201,537
Ser. 04-T3, Class 1A4,
7 1/2s, 2044	3,564	3,752	15,839	16,677	10,295	10,840
Ser. 04-W2, Class 5A,
7 1/2s, 2044	191,556	201,534	833,918	877,354	838,959	882,658
Ser. 04-W8, Class 3A,
7 1/2s, 2044	239,531	252,492	642,221	676,971	584,508	616,135
Ser. 04-W9, Class 2A3,
7 1/2s, 2044	68,712	72,293	—	—	—	—
Ser. 04-W11, Class 1A4,
7 1/2s, 2044	174,450	183,802	707,050	744,955	680,177	716,642
Ser. 04-W12, Class 1A4,
7 1/2s, 2044	70,980	74,778	132,462	139,550	128,463	135,337
Ser. 04-W14, Class 2A,
7 1/2s, 2044	25,234	26,586	65,137	68,629	65,137	68,629
Ser. 05-W1, Class 1A4,
7 1/2s, 2044	190,974	201,144	530,718	558,980	509,616	536,755
Ser. 05-W3, Class 1A,
7 1/2s, 2045	310,114	327,894	1,128,751	1,193,464	162,282	171,586
IFB Ser. 06-63, Class SP,
7.38s, 2036	381,013	420,589	602,038	664,572	541,002	597,196
IFB Ser. 06-60, Class TK,
7.32s, 2036	99,949	107,625	258,867	278,749	243,875	262,605
Ser. 01-T10, Class A1,
7s, 2041	—	—	4,453	4,591	6,413	6,611

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 01-W3, Class A,
7s, 2041	$79,805	$82,664	$96,807	$100,275	$97,328	$100,814
Ser. 02-14, Class A1,
7s, 2042	197,033	203,370	401,268	414,173	377,446	389,585
Ser. 02-26, Class A1,
7s, 2048	48,907	50,568	277,694	287,130	278,887	288,363
Ser. 02-T4, Class A2,
7s, 2041	23,050	23,766	104,910	108,171	78,979	81,434
Ser. 02-T16, Class A2,
7s, 2042	49,539	51,257	281,102	290,849	282,239	292,024
Ser. 02-T18, Class A3,
7s, 2042	19,121	20,393	—	—	—	—
Ser. 03-W3, Class 1A2,
7s, 2042	80,604	83,412	130,469	135,014	131,380	135,957
Ser. 03-W8, Class 2A,
7s, 2042	40,720	42,250	—	—	—	—
Ser. 04-T2, Class 1A3,
7s, 2043	55,575	57,818	—	—	—	—
Ser. 04-T3, Class 1A3,
7s, 2044	88,658	92,217	325,201	338,258	—	—
Ser. 04-W1, Class 2A2,
7s, 2033	485,031	504,251	1,259,126	1,309,024	1,211,007	1,258,997
Ser. 04-W12, Class 1A3,
7s, 2044	195,978	204,030	—	—	—	—
Ser. 05-W4, Class 1A3,
7s, 2035	167,470	173,600	675,887	700,624	579,141	600,337
IFB Ser. 06-104, Class ES,
6.85s, 2036	138,043	144,247	605,486	632,697	690,216	721,235
IFB Ser. 06-104, Class CS,
5.76s, 2036	150,472	154,233	625,187	640,814	773,718	793,057
IFB Ser. 05-74, Class SK,
5 1/2s, 2035	191,372	195,296	651,992	665,360	627,967	640,843
Ser. 07-16, Class TS, IO,
5 1/2s, 2009	1,800,235	38,536	5,271,763	112,847	4,493,149	96,180
IFB Ser. 05-74, Class CS,
5.39s, 2035	165,690	168,371	400,142	406,616	402,628	409,141
IFB Ser. 06-30, Class HK,
5.32s, 2036	194,259	195,247	—	—	—	—
IFB Ser. 05-74, Class CP,
5.243s, 2035	165,690	170,716	351,264	361,917	352,920	363,625
IFB Ser. 05-57, Class CD,
5.175s, 2035	171,890	175,324	309,401	315,584	300,807	306,818
IFB Ser. 06-8, Class PK,
5.12s, 2036	206,211	206,219	612,072	612,096	672,998	673,025
IFB Ser. 05-99, Class SA,
5.06s, 2035	87,279	88,638	419,810	426,347	421,556	428,120
IFB Ser. 05-106, Class US,
5.06s, 2035	269,027	277,155	857,999	883,925	861,393	887,422
IFB Ser. 06-8, Class HP,
5.06s, 2036	184,349	188,235	523,224	534,255	578,348	590,541
IFB Ser. 06-8, Class WK,
5.06s, 2036	188,931	191,495	828,464	839,706	911,594	923,964
IFB Ser. 06-27, Class SP,
5.06s, 2036	200,000	206,852	452,000	467,485	498,000	515,061
Ser. 07-39, Class A, IO,
5s, 2037	433,000	16,079	2,200,000	81,693	1,852,000	68,771
IFB Ser. 05-114, Class SP,
4.95s, 2036	—	—	250,045	237,230	251,837	238,930
IFB Ser. 05-45, Class DA,
4.913s, 2035	196,248	199,320	587,928	597,131	686,052	696,791

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 05-74, Class DM,
4.877s, 2035	$236,827	$239,787	$809,231	$819,344	$779,104	$788,841
IFB Ser. 05-45, Class DC,
4.803s, 2035	163,540	165,388	572,392	578,858	408,851	413,470
IFB Ser. 06-46, Class SK,
4.693s, 2036	252,739	254,849	—	—	—	—
IFB Ser. 06-60, Class CS,
4.583s, 2036	122,284	117,968	267,319	257,883	240,777	232,277
IFB Ser. 05-57, Class DC,
4.485s, 2034	173,166	174,866	544,235	549,579	527,743	532,925
IFB Ser. 05-45, Class PC,
4.29s, 2034	84,135	84,253	253,948	254,304	254,720	255,077
IFB Ser. 05-95, Class CP,
4.089s, 2035	—	—	81,322	81,252	81,322	81,252
IFB Ser. 05-95, Class OP,
3.923s, 2035	—	—	227,000	214,430	228,000	215,374
IFB Ser. 05-106, Class JC,
3.628s, 2035	—	—	174,366	161,610	165,883	153,748
IFB Ser. 05-83, Class QP,
3.562s, 2034	—	—	138,541	130,748	138,541	130,748
IFB Ser. 02-36, Class QH,
IO, 2.73s, 2029	1,691	7	6,334	25	4,722	19
IFB Ser. 06-90, Class SE, IO,
2.48s, 2036	209,593	19,658	761,912	71,459	1,109,135	104,025
IFB Ser. 03-66, Class SA,
IO, 2.33s, 2033	216,988	16,918	705,503	55,007	708,078	55,208
Ser. 03-W12, Class 2,
IO, 2.234s, 2043	1,236,715	70,864	2,464,221	141,200	2,026,930	116,143
IFB Ser. 07-W2, Class 3A2,
IO, 1.96s, 2037	304,938	19,895	1,564,548	102,075	1,318,406	86,016
Ser. 03-W10, Class 1,
IO, 1.941s, 2043	1,083,908	53,149	5,181,251	254,060	7,540,270	369,733
Ser. 03-W10, Class 3,
IO, 1.931s, 2043	379,606	18,807	1,558,580	77,219	1,215,994	60,246
IFB Ser. 05-113, Class AI,
IO, 1.91s, 2036	—	—	251,259	19,240	365,610	27,996
IFB Ser. 05-113, Class DI,
IO, 1.91s, 2036	1,399,118	83,565	4,772,217	285,029	4,371,996	261,125
IFB Ser. 05-52, Class DC,
IO, 1.88s, 2035	309,828	28,308	688,440	62,900	716,440	65,458
IFB Ser. 04-24, Class CS,
IO, 1.83s, 2034	283,404	21,046	978,180	72,642	944,680	70,155
IFB Ser. 04-89, Class EI,
IO, 1.83s, 2034	759,330	56,938	—	—	—	—
IFB Ser. 03-122, Class SA,
IO, 1.78s, 2028	354,711	17,844	1,260,435	63,407	1,212,888	61,015
IFB Ser. 03-122, Class SJ,
IO, 1.78s, 2028	373,590	18,931	1,327,485	67,267	1,274,852	64,600
IFB Ser. 06-60, Class DI,
IO, 1 3/4s, 2035	203,534	11,204	738,847	40,673	1,075,589	59,210
IFB Ser. 04-60, Class SW,
IO, 1.73s, 2034	514,370	38,786	1,790,669	135,025	1,716,751	129,451
IFB Ser. 05-65, Class KI,
IO, 1.68s, 2035	916,913	49,832	1,353,403	73,554	1,690,613	91,881
Ser. 03-W8, Class 12,
IO, 1.636s, 2042	1,660,521	75,011	5,892,135	266,165	4,536,740	204,938
IFB Ser. 05-42, Class SA,
IO, 1.48s, 2035	421,497	23,526	1,466,783	81,867	1,406,569	78,506
IFB Ser. 07-30, Class WI,
IO, 1.44s, 2037	2,177,000	120,965	6,366,000	353,728	4,932,000	274,047

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 05-17, Class ES,
IO, 1.43s, 2035	$217,808	$15,486	$773,940	$55,026	$743,254	$52,844
IFB Ser. 05-17, Class SY,
IO, 1.43s, 2035	163,056	11,530	358,569	25,355	344,352	24,350
IFB Ser. 05-73, Class SI,
IO, 1.43s, 2035	77,645	4,269	393,658	21,642	378,906	20,831
IFB Ser. 06-12, Class SD,
IO, 1.43s, 2035	—	—	2,647,938	191,711	2,666,456	193,051
IFB Ser. 06-56, Class SM,
IO, 1.43s, 2036	1,305,087	71,947	3,813,698	210,242	2,954,835	162,894
IFB Ser. 06-128, Class SH,
IO, 1.43s, 2037	135,917	7,584	974,937	54,401	1,004,471	56,049
IFB Ser. 07-W2, Class 2A2,
IO, 1.43s, 2037	393,482	21,213	2,017,342	108,759	1,699,760	91,638
IFB Ser. 06-123, Class CI,
IO, 1.42s, 2037	968,868	63,011	2,808,738	182,668	2,211,759	143,843
IFB Ser. 05-82, Class SY,
IO, 1.41s, 2035	502,394	25,318	1,712,241	86,286	1,648,310	83,065
IFB Ser. 05-45, Class SR,
IO, 1.4s, 2035	651,680	31,867	2,268,683	110,939	2,175,034	106,360
IFB Ser. 04-92, Class S,
IO, 1.38s, 2034	220,784	11,798	1,227,503	65,595	1,230,975	65,781
IFB Ser. 05-17, Class SA,
IO, 1.38s, 2035	911,239	59,811	1,025,145	67,287	984,500	64,619
IFB Ser. 05-17, Class SE,
IO, 1.38s, 2035	308,991	19,971	1,097,943	70,963	1,054,412	68,149
IFB Ser. 05-23, Class SG,
IO, 1.38s, 2035	325,052	20,312	1,155,661	72,216	1,110,015	69,364
IFB Ser. 05-29, Class SX,
IO, 1.38s, 2035	380,548	22,220	1,352,206	78,955	1,298,594	75,825
IFB Ser. 05-29, Class SY,
IO, 1.38s, 2035	959,440	64,822	—	—	—	—
IFB Ser. 05-54, Class SA,
IO, 1.38s, 2035	472,654	23,485	1,633,453	81,162	1,576,976	78,356
IFB Ser. 05-57, Class DI,
IO, 1.38s, 2035	699,544	35,570	2,436,873	123,909	2,336,938	118,827
IFB Ser. 05-84, Class SG,
IO, 1.38s, 2035	479,349	31,298	1,532,675	100,073	1,537,329	100,377
IFB Ser. 05-95, Class CI,
IO, 1.38s, 2035	274,004	17,686	885,944	57,186	890,096	57,454
IFB Ser. 05-104, Class NI,
IO, 1.38s, 2035	461,145	31,035	1,032,964	69,518	1,042,187	70,139
IFB Ser. 06-16, Class SM,
IO, 1.38s, 2036	389,243	27,394	—	—	—	—
IFB Ser. 05-83, Class QI,
IO, 1.37s, 2035	—	—	230,027	16,942	231,825	17,074
IFB Ser. 05-73, Class SD,
IO, 1.36s, 2035	297,901	15,372	1,013,994	52,322	976,050	50,364
IFB Ser. 05-83, Class SL,
IO, 1.35s, 2035	815,159	42,988	2,650,868	139,796	2,660,817	140,321
IFB Ser. 06-20, Class IG,
IO, 1.33s, 2036	1,571,359	65,817	4,646,365	194,614	5,121,119	214,499
IFB Ser. 06-114, Class IS,
IO, 1.33s, 2036	234,573	13,268	1,200,234	67,888	1,011,598	57,219
Ser. 06-116, Class ES,
IO, 1.33s, 2036	379,445	15,578	904,612	37,139	1,086,291	44,597
IFB Ser. 06-115, Class GI,
IO, 1.32s, 2036	—	—	1,080,041	50,132	891,604	41,385
IFB Ser. 06-121, Class SD,
IO, 1.32s, 2036	456,252	24,470	2,758,913	147,966	2,106,152	112,957

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 06-109, Class SG,
IO, 1.31s, 2036	$658,519	$35,585	$1,912,201	$103,331	$1,463,909	$79,106
IFB Ser. 06-104, Class IM,
IO, 1.3s, 2036	112,000	6,809	375,000	22,797	476,000	28,937
IFB Ser. 06-104, Class SY,
IO, 1.3s, 2036	271,724	13,372	911,681	44,864	1,157,170	56,945
IFB Ser. 06-109, Class SH,
IO, 1.3s, 2036	452,861	32,870	1,329,050	96,467	1,043,550	75,744
IFB Ser. 06-8, Class JH,
IO, 1.28s, 2036	821,402	45,399	4,220,159	233,247	3,552,500	196,346
IFB Ser. 06-8, Class PS,
IO, 1.28s, 2036	259,454	17,294	—	—	—	—
IFB Ser. 06-44, Class IS,
IO, 1.28s, 2036	433,908	23,907	1,178,526	64,933	1,342,487	73,967
IFB Ser. 06-45, Class SM,
IO, 1.28s, 2036	227,410	9,629	1,189,403	50,364	1,285,929	54,451
IFB Ser. 06-45, Class XS,
IO, 1.28s, 2034	463,676	24,095	—	—	—	—
IFB Ser. 06-104, Class CI,
IO, 1.28s, 2036	127,774	8,029	422,042	26,520	583,696	36,678
Ser. 06-104, Class SG,
IO, 1.28s, 2036	814,839	36,295	2,060,854	91,794	2,525,196	112,477
IFB Ser. 06-128, Class SC,
IO, 1.28s, 2037	543,554	32,505	3,286,741	196,547	2,508,559	150,012
IFB Ser. 05-95, Class OI,
IO, 1.27s, 2035	—	—	128,869	9,626	129,777	9,694
IFB Ser. 06-20, Class IB,
IO, 1.27s, 2036	673,217	26,875	1,991,633	79,508	2,194,765	87,617
IFB Ser. 06-42, Class IB,
IO, 1.27s, 2036	—	—	980,808	39,636	1,060,974	42,876
IFB Ser. 06-92, Class JI,
IO, 1.26s, 2036	293,490	16,822	739,979	42,414	961,300	55,100
IFB Ser. 06-96, Class ES,
IO, 1.26s, 2036	296,477	15,716	1,792,295	95,008	1,367,249	72,477
IFB Ser. 06-99, Class AS,
IO, 1.26s, 2036	421,897	22,276	1,079,533	56,999	1,351,755	71,373
IFB Ser. 06-85, Class TS,
IO, 1.24s, 2036	356,424	17,322	1,351,051	65,662	1,587,112	77,135
IFB Ser. 06-61, Class SE,
IO, 1.23s, 2036	497,426	19,509	1,565,941	61,416	1,748,120	68,561
IFB Ser. 03-124, Class ST,
IO, 1.18s, 2034	144,010	6,394	—	—	—	—
Ser. 06-94, Class NI,
IO, 1.18s, 2036	407,924	17,420	1,018,500	43,495	1,248,231	53,306
Ser. 03-W17, Class 12,
IO, 1.153s, 2033	—	—	1,906,011	78,528	1,829,872	75,391
IFB Ser. 07-30, Class LI,
IO, 1.12s,2037	1,502,000	87,377	4,393,000	255,556	3,404,000	198,023
IFB Ser. 07-W2, Class 1A2,
IO, 1.11s, 2037	1,049,724	50,001	5,385,454	256,523	4,539,482	216,227
IFB Ser. 06-115, Class JI,
IO, 1.06s, 2036	1,305,345	69,527	3,779,655	201,316	2,971,121	158,251
IFB Ser. 06-123, Class BI,
IO, 1.06s, 2037	2,348,770	124,536	6,831,007	362,192	5,372,812	284,876
IFB Ser. 07-15, Class CI,
IO, 1.06s, 2037	1,770,573	95,893	5,142,620	278,520	4,048,445	219,261
IFB Ser. 06-123, Class LI,
IO, 1s, 2037	871,002	44,487	2,524,928	128,962	1,986,668	101,470
Ser. 03-T2, Class 2,
IO, 0.824s, 2042	804,705	17,390	7,745,288	167,381	5,507,202	119,014

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 07-33, Class SD,
IO, 0.79s, 2037	$1,688,000	$64,988	$5,040,000	$194,040	$3,846,000	$148,071
IFB Ser. 05-74, Class SE,
IO, 0.78s, 2035	2,210,731	71,965	3,001,549	97,708	2,743,804	89,317
IFB Ser. 05-82, Class SI,
IO, 0.78s, 2035	937,860	31,103	3,194,923	105,957	3,076,343	102,024
IFB Ser. 05-74, Class NI,
IO, 0.76s, 2035	483,660	23,364	—	—	—	—
IFB Ser. 05-87, Class SE,
IO, 0.73s, 2035	1,771,493	57,305	5,760,597	186,345	5,782,218	187,045
Ser. 03-W6, Class 51,
IO, 0.682s, 2042	546,559	8,713	2,444,801	38,973	1,936,241	30,866
IFB Ser. 05-58, Class IK,
IO, 0.68s, 2035	266,814	12,938	923,305	44,771	891,214	43,215
Ser. 06-W3, Class 1AS,
IO, 0.662s, 2046	1,686,411	56,389	4,943,462	165,297	4,951,180	165,555
Ser. 01-T12, Class IO,
0.568s, 2041	2,912,909	34,984	1,461,073	17,547	972,253	11,677
Ser. 03-W2, Class 1,
IO, 0.469s, 2042	389,631	4,299	13,680,391	150,940	10,952,971	120,847
Ser. 01-50, Class B1,
IO, 0.459s, 2041	3,549,051	30,495	2,509,513	21,563	1,680,121	14,436
Ser. 02-T4, IO,
0.453s, 2041	7,885,937	74,953	8,288,664	78,781	5,241,283	49,816
Ser. 02-T1, Class IO,
IO, 0.423s, 2031	1,314,211	12,426	1,631,912	15,429	1,036,223	9,797
Ser. 03-W6, Class 3,
IO, 0.366s, 2042	727,503	7,029	3,253,773	31,437	2,577,107	24,899
Ser. 02-W8, Class 1,
IO, 0.359s, 2042	1,504,980	11,961	—	—	—	—
Ser. 03-W6, Class 23,
IO, 0.352s, 2042	784,639	7,347	3,508,663	32,854	2,778,804	26,020
Ser. 01-79, Class BI,
IO, 0.337s, 2045	1,301,729	9,732	8,871,783	66,326	6,308,378	47,162
IFB Ser. 04-89, Class EX,
IO, 0.05s, 2034	631,605	1,045	—	—	—	—
Ser. 03-W8, Class 11,
IO, 0.03s, 2042	113,491	4	401,213	12	309,378	10
Ser. 03-W6, Class 21,
IO, 0.004s, 2042	15,057	1	11,949	1	28,731	1
Ser. 361, Class 1,
Principal Only (PO),
zero %, 2035	427,701	350,962	1,719,186	1,410,724	1,843,786	1,512,968
Ser. 363, Class 1, PO,
zero %, 2035	1,394,178	1,063,752	2,552,535	1,947,575	2,562,789	1,955,399
Ser. 367, Class 1, PO,
zero %, 2036	90,038	68,405	301,628	229,156	331,340	251,730
Ser. 371, Class 1, PO,
zero %, 2036	—	—	627,023	524,627	1,001,438	837,898
Ser. 372, Class 1, PO,
zero %, 2036	892,049	722,213	835,367	676,323	836,296	677,075
Ser. 03-34, Class P1,
PO, zero %, 2043	41,077	28,445	—	—	—	—
Ser. 04-38, Class AO,
PO, zero %, 2034	356,952	260,185	992,577	723,496	921,343	671,573
Ser. 04-61, Class CO,
PO, zero %, 2031	233,000	190,707	705,000	577,033	632,000	517,284
FRB Ser. 05-36, Class QA,
zero %, 2035	—	—	114,705	105,565	110,715	101,893

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
FRB Ser. 05-57, Class UL,
zero %, 2035	$169,983	$165,065	$587,047	$570,065	$567,013	$550,611
FRB Ser. 05-65, Class CU,
zero %, 2034	—	—	164,525	186,603	158,269	179,508
FRB Ser. 05-65, Class ER,
zero %, 2035	178,280	170,779	605,307	579,840	582,758	558,239
FRB Ser. 05-79, Class FE,
zero %, 2035	54,966	55,420	—	—	—	—
FRB Ser. 05-81, Class DF,
zero %, 2033	—	—	73,371	73,611	71,078	71,311
Ser. 05-113, Class DO,
PO, zero %, 2036	214,995	172,601	733,627	588,968	672,106	539,578
FRB Ser. 05-117, Class GF,
zero %, 2036	—	—	168,703	157,545	186,210	173,894
FRB Ser. 06-1, Class HF,
zero %, 2032	—	—	74,944	71,135	114,074	108,276
Ser. 06-104, Class EK,
zero %, 2036	85,809	83,441	113,268	110,142	155,315	151,028
Ser. 07-15, Class IM, IO,
zero %, 2009	450,822	8,554	1,306,786	24,797	1,104,214	20,953
Ser. 07-31, Class TS, IO,
zero %, 2009	1,158,000	24,788	3,357,000	71,860	2,835,000	60,686
Federal Home Loan
Mortgage Corp.
Structured Pass-
Through Securities
Ser. T-42, Class A6,
9 1/2s, 2042	19,747	20,570	50,297	52,394	49,552	51,618
Ser. T-41, Class 3A,
7 1/2s, 2032	89,910	93,873	603,136	629,720	602,186	628,728
Ser. T-42, Class A5,
7 1/2s, 2042	125,212	130,537	293,782	306,275	492,627	513,576
Ser. T-51, Class 2A,
7 1/2s, 2042	129,306	134,884	285,004	297,299	331,039	345,319
Ser. T-57, Class 1A3,
7 1/2s, 2043	198,282	208,263	650,391	683,130	649,745	682,452
Ser. T-58, Class 4A,
7 1/2s, 2043	598,497	627,763	194,519	204,031	107,057	112,292
Ser. T-59, Class 1A3,
7 1/2s, 2043	205,379	216,969	280,674	296,512	449,997	475,390
Ser. T-60, Class 1A3,
7 1/2s, 2044	307,368	323,874	989,290	1,042,414	976,444	1,028,878
Ser. T-41, Class 2A,
7s, 2032	15,215	15,699	43,209	44,584	43,514	44,898
Ser. T-58, Class 3A,
7s, 2043	23,269	24,131	21,067	21,848	—	—
Ser. T-60, Class 1A2,
7s, 2044	150,309	156,331	919,285	956,119	924,709	961,760
Ser. T-56, Class A, IO,
0.562s, 2043	716,017	9,894	2,515,113	34,754	2,006,020	27,720
Ser. T-56, Class 3, IO,
0.361s, 2043	671,377	5,503	2,229,672	18,276	1,821,535	14,931
Ser. T-56, Class 1, IO,
0.286s, 2043	853,483	4,673	2,834,931	15,523	2,315,705	12,680
Ser. T-56, Class 2, IO,
0.05s, 2043	769,176	1,659	2,554,191	5,510	2,086,579	4,501
FFCA Secured Lending Corp.
Ser. 99-1A, Class C1,
7.59s, 2025	100,000	75,520	—	—	—	—

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

FFCA Secured Lending
Corp. 144A
Ser. 00-1, Class A2,
7.77s, 2027	$128,859	$138,515	$438,516	$471,375	$231,750	$249,115
Ser. 00-1, Class X,
IO, 1.366s, 2020	454,332	24,626	1,756,547	95,210	1,122,610	60,849
First Union National Bank-
Bank of America
Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO,
1.686s, 2033	—	—	6,700,136	357,465	5,967,699	318,388
First Union-Lehman
Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F,
7 1/2s, 2029	—	—	580,000	631,689	538,000	585,946
Ser. 97-C2, Class G,
7 1/2s, 2029	71,000	77,101	185,000	200,896	288,000	312,746
First Union-Lehman
Brothers-Bank of
America 144A
Ser. 98-C2, Class G,
7s, 2035	—	—	717,000	772,976	703,000	757,883
Freddie Mac
IFB Ser. 3153, Class SQ,
7.62s, 2036	476,168	521,803	—	—	—	—
IFB Ser. 3153, Class UK,
7 1/2s, 2036	418,402	479,815	92,978	106,625	549,502	630,156
IFB Ser. 3182, Class PS,
7.32s, 2032	91,373	101,386	533,620	592,096	531,793	590,068
IFB Ser. 3202, Class PS,
7.32s, 2036	—	—	321,136	351,685	543,028	594,687
IFB Ser. 3153, Class SX,
6.65s, 2036	298,191	320,222	257,405	276,423	—	—
IFB Ser. 3202, Class HM,
6.65s, 2036	—	—	198,886	212,605	297,862	318,409
IFB Ser. 3081, Class DC,
5.22s, 2035	181,440	184,697	346,552	352,772	346,552	352,772
IFB Ser. 3114, Class GK,
5.12s, 2036	—	—	207,653	211,337	227,689	231,729
IFB Ser. 2976, Class KL,
4.877s, 2035	186,182	186,828	594,524	596,586	570,239	572,217
IFB Ser. 2979, Class AS,
4.767s, 2034	—	—	150,357	149,366	151,211	150,215
IFB Ser. 2990, Class DP,
4.767s, 2034	87,660	87,123	518,949	515,766	500,541	497,471
IFB Ser. 3153, Class UT,
4.51s, 2036	182,356	178,018	149,533	145,975	—	—
IFB Ser. 3065, Class DC,
3.9s, 2035	183,557	173,961	522,916	495,578	524,707	497,275
IFB Ser. 3050, Class SA,
3.575s, 2034	—	—	383,073	353,862	385,835	356,414
IFB Ser. 3031, Class BS,
3.425s, 2035	216,738	203,020	—	—	—	—
IFB Ser. 2990, Class LB,
3.348s, 2034	184,034	169,591	624,466	575,458	597,664	550,760
IFB Ser. 2990, Class WP,
3.302s, 2035	84,303	81,031	397,910	382,466	384,422	369,501
IFB Ser. 2927, Class SI,
IO, 3.18s, 2035	243,731	26,860	866,923	95,537	832,625	91,757

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3012, Class ST,
2.808s, 2035	$87,619	$82,645	$—	$—	$—	$—
IFB Ser. 2828, Class GI,
IO, 2.18s, 2034	272,183	27,758	892,309	91,002	891,294	90,898
IFB Ser. 2869, Class SH,
IO, 1.98s, 2034	141,623	8,411	488,322	29,001	468,961	27,851
IFB Ser. 2869, Class JS,
IO, 1.93s, 2034	646,725	37,598	2,120,187	123,260	2,117,777	123,120
IFB Ser. 2594, Class SE,
IO, 1.73s, 2030	301,336	15,290	—	—	—	—
IFB Ser. 2815, Class PT,
IO, 1.73s, 2032	273,352	18,341	971,306	65,172	932,796	62,588
IFB Ser. 2828, Class TI,
IO, 1.73s, 2030	161,257	10,279	491,068	31,302	492,527	31,395
IFB Ser. 2922, Class SE,
IO, 1.43s, 2035	368,028	18,733	1,281,068	65,206	1,228,216	62,516
IFB Ser. 3028, Class ES,
IO, 1.43s, 2035	786,440	53,409	2,511,360	170,553	2,521,315	171,229
IFB Ser. 3287, Class SD,
IO, 1.43s, 2037	630,000	38,601	1,835,000	112,432	1,437,000	88,046
IFB Ser. 3045, Class DI,
IO, 1.41s, 2035	410,733	19,833	3,020,985	145,873	4,509,676	217,757
IFB Ser. 2927, Class ES,
IO, 1.38s, 2035	195,396	9,475	692,701	33,589	665,522	32,271
IFB Ser. 2950, Class SM,
IO, 1.38s, 2016	276,886	16,184	1,552,056	90,717	1,423,413	83,198
IFB Ser. 3054, Class CS,
IO, 1.38s, 2035	187,835	8,277	562,665	24,793	566,857	24,977
IFB Ser. 3066, Class SI,
IO, 1.38s, 2035	671,252	46,134	1,710,136	117,535	1,716,537	117,975
IFB Ser. 3107, Class DC,
IO, 1.38s, 2035	403,938	28,814	2,397,387	171,011	2,642,937	188,527
IFB Ser. 3118, Class SD,
IO, 1.38s, 2036	607,007	29,069	2,113,270	101,203	2,025,945	97,022
IFB Ser. 3129, Class SP,
IO, 1.38s, 2035	154,855	6,509	1,036,123	43,549	1,119,651	47,060
IFB Ser. 3136, Class NS,
IO, 1.38s, 2036	1,222,427	77,724	1,650,751	104,958	1,842,169	117,129
Ser. 3236, Class ES,
IO, 1.38s, 2036	469,664	22,121	1,212,431	57,106	1,371,191	64,583
IFB Ser. 3031, Class BI,
IO, 1.37s, 2035	166,558	12,157	468,027	34,160	469,693	34,282
IFB Ser. 2962, Class BS,
IO, 1.33s, 2035	838,167	42,560	2,936,970	149,132	2,797,820	142,066
IFB Ser. 3114, Class TS,
IO, 1.33s, 2030	1,022,613	32,880	3,311,367	106,471	3,337,112	107,298
IFB Ser. 2990, Class LI,
IO, 1.31s, 2034	255,867	16,515	904,616	58,388	865,823	55,884
IFB Ser. 3128, Class JI,
IO, 1.31s, 2036	649,946	44,542	1,779,464	121,949	2,016,546	138,196
IFB Ser. 3065, Class DI,
IO, 1.3s, 2035	88,210	6,434	373,128	27,215	374,892	27,344
IFB Ser. 3229, Class BI,
IO, 1.3s, 2036	97,754	4,835	326,481	16,147	414,744	20,512
IFB Ser. 3240, Class S,
IO, 1.3s, 2036	1,494,990	89,513	4,357,108	260,884	3,432,575	205,527
IFB Ser. 3114, Class GI,
IO, 1.28s, 2036	175,146	12,883	495,661	36,458	545,578	40,130
IFB Ser. 3145, Class GI,
IO, 1.28s, 2036	530,663	35,192	1,452,918	96,353	1,646,884	109,216

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3174, Class BS,
IO, 1.2s, 2036	$1,121,211	$43,507	$1,209,800	$46,945	$1,353,876	$52,535
IFB Ser. 3081, Class DI,
IO, 1.16s, 2035	87,092	4,752	433,716	23,664	478,133	26,087
IFB Ser. 3152, Class SY,
IO, 1.16s, 2036	483,293	30,157	1,348,424	84,142	1,480,315	92,372
IFB Ser. 3199, Class S,
IO, 1.13s, 2036	344,478	18,704	910,611	49,443	1,331,852	72,315
IFB Ser. 3284, Class LI,
IO, 1.12s, 2037	1,922,000	108,051	5,623,000	316,114	4,357,000	244,942
IFB Ser. 3281, Class AI,
IO, 1.11s, 2037	1,773,322	99,857	5,150,603	290,034	4,054,730	228,325
IFB Ser. 3012, Class UI,
IO, 1.1s, 2035	115,078	5,834	—	—	—	—
IFB Ser. 3240, Class GS,
IO, 1.06s, 2036	915,837	49,301	2,640,338	142,135	2,084,990	112,239
IFB Ser. 3288, Class SJ,
IO, 0.81s, 2037	384,000	14,820	1,961,000	75,682	1,654,000	63,834
IFB Ser. 3284, Class CI,
IO, 0.8s, 2037	1,348,000	55,915	3,933,000	163,140	3,084,000	127,924
IFB Ser. 3016, Class SQ,
IO, 0.79s, 2035	329,766	9,532	998,208	28,854	1,103,539	31,899
IFB Ser. 3291, Class SA,
IO, 0.79s, 2037	432,000	15,120	2,615,000	91,525	1,996,000	69,860
IFB Ser. 3012, Class WI,
IO, 0.78s, 2035	171,212	8,393	—	—	—	—
IFB Ser. 3284, Class WI,
IO, 0.78s, 2037	2,248,000	99,225	6,554,000	289,287	5,140,000	226,875
IFB Ser. 3012, Class IG,
IO, 0.76s, 2035	405,380	18,350	—	—	—	—
IFB Ser. 2815, Class S,
IO, 0.68s, 2032	350,945	9,546	1,101,978	29,974	1,108,916	30,163
IFB Ser. 2835, Class BI,
IO, 0.03s, 2030	263,476	224	—	—	—	—
Ser. 242, PO, zero %, 2036	3,918,765	3,228,372	1,025,855	845,124	3,170,824	2,612,200
Ser. 239, PO, zero %, 2036	1,980,544	1,595,724	5,504,016	4,434,584	5,493,686	4,426,261
Ser. 236, PO, zero %, 2036	493,811	400,155	1,500,730	1,216,101	1,534,060	1,243,109
Ser. 1208, Class F, PO,
zero %, 2022	9,044	7,633	—	—	—	—
FRB Ser. 2958, Class FB,
zero %, 2035	280,378	254,854	—	—	—	—
FRB Ser. 2958, Class FL,
zero %, 2035	40,812	36,913	208,141	188,257	200,387	181,243
FRB Ser. 2986, Class XT,
zero %, 2035	—	—	59,819	59,188	59,819	59,188
FRB Ser. 3003, Class XF,
zero %, 2035	140,030	136,770	498,508	486,903	481,005	469,806
FRB Ser. 3022, Class TC,
zero %, 2035	—	—	75,233	77,240	75,689	77,709
FRB Ser. 3024, Class CF,
zero %, 2034	194,227	187,344	—	—	—	—
Ser. 3045, Class DO, PO,
zero %, 2035	—	—	230,996	184,376	344,829	275,236
FRB Ser. 3046, Class UF,
zero %, 2033	77,103	74,163	—	—	—	—
FRB Ser. 3046, Class WF,
zero %, 2035	—	—	88,734	85,831	89,182	86,265
FRB Ser. 3048, Class XG,
zero %, 2035	—	—	—	—	89,019	84,511

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
FRB Ser. 3054, Class XF,
zero %, 2034	$—	$—	$55,706	$54,235	$55,706	$54,235
Ser. 3174, PO, zero %, 2036	—	—	94,684	81,234	92,077	78,998
FRB Ser. 3213, Class FX,
zero %, 2036	—	—	—	—	149,194	144,141
FRB Ser. 3231, Class X,
zero %, 2036	—	—	156,486	154,579	169,763	167,694
GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC,
IO, 0.071s, 2043	11,837,234	91,952	20,981,018	162,982	20,175,211	156,722
Ser. 05-C3, Class XC,
IO, 0.05s, 2045	25,152,952	135,600	48,861,724	263,414	49,239,157	265,448
GMAC Commercial
Mortgage Securities, Inc.
Ser. 99-C3, Class F,
7.814s, 2036	56,000	59,306	75,000	79,428	112,000	118,612
Ser. 04-C2, Class A4,
5.301s, 2038	525,000	524,832	2,105,000	2,104,326	2,101,000	2,100,328
Ser. 03-C2, Class A2,
5.285s, 2040	198,000	200,602	1,181,000	1,196,518	1,179,000	1,194,492
Ser. 97-C1, Class X,
IO, 1.369s, 2029	1,197,906	31,009	—	—	—	—
Ser. 05-C1, Class X1,
IO, 0.077s, 2043	4,723,479	70,668	19,868,239	297,249	21,579,270	322,847
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G,
6.974s, 2036	—	—	350,039	360,412	306,364	315,442
Ser. 06-C1, Class XC,
IO, 0.05s, 2045	19,870,518	143,604	—	—	36,096,266	260,868
Government National
Mortgage Association
IFB Ser. 06-34, Class SA,
7.62s, 2036	—	—	118,836	127,697	111,291	119,590
IFB Ser. 05-7, Class JM,
5.016s, 2034	184,063	182,951	634,431	630,597	612,500	608,799
IFB Ser. 05-84, Class SB,
3.7s, 2035	90,914	84,602	—	—	—	—
IFB Ser. 05-68, Class DP,
3.614s, 2035	127,373	120,922	—	—	—	—
IFB Ser. 05-66, Class SP,
3.1s, 2035	—	—	324,569	302,826	326,408	304,542
IFB Ser. 05-84, Class SL,
3.1s, 2035	213,741	197,016	—	—	—	—
IFB Ser. 07-1, Class SL,
IO, 2.04s, 2037	323,597	21,199	868,863	56,920	681,829	44,667
IFB Ser. 07-1, Class SM,
IO, 2.03s, 2037	323,597	21,106	868,863	56,671	681,829	44,472
IFB Ser. 05-68, Class SN,
IO, 1.88s, 2034	479,940	26,472	1,559,981	86,042	1,565,635	86,354
IFB Ser. 06-69, Class SA,
IO, 1.48s, 2036	496,828	23,793	3,003,159	143,820	2,292,164	109,771
IFB Ser. 04-86, Class SW,
IO, 1.43s, 2034	143,409	7,040	1,160,927	56,990	1,078,979	52,968
IFB Ser. 06-28, Class GI,
IO, 1.18s, 2035	321,534	14,710	1,946,640	89,059	1,485,645	67,968
IFB Ser. 07-9, Class AI,
IO, 1.18s, 2037	563,000	26,441	1,640,000	77,023	1,286,000	60,397

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
IFB Ser. 05-65, Class SI,
IO, 1.03s, 2035	$184,005	$7,054	$1,185,047	$45,429	$1,191,105	$45,662
IFB Ser. 05-68, Class KI,
IO, 0.98s, 2035	1,524,393	83,442	—	—	—	—
IFB Ser. 05-68, Class SI,
IO, 0.98s, 2035	1,268,134	55,878	4,123,409	181,689	4,138,308	182,345
IFB Ser. 06-14, Class S,
IO, 0.93s, 2036	370,562	13,378	1,095,879	39,565	1,208,277	43,623
IFB Ser. 05-68, Class S,
IO, 0.88s, 2035	720,552	28,291	2,343,236	92,002	2,351,490	92,326
IFB Ser. 07-7, Class EI,
IO, 0.88s, 2037	459,239	14,526	1,060,317	33,538	811,356	25,664
IFB Ser. 07-8, Class SA,
IO, 0.88s, 2037	2,067,000	78,804	6,017,000	229,398	4,583,000	174,727
Ser. 98-2, Class EA,
PO, zero %, 2028	19,596	16,112	3,739	3,074	—	—
Ser. 99-31, Class MP,
PO, zero %, 2029	16,212	13,830	76,592	65,341	38,296	32,670
Greenpoint Mortgage
Funding Trust
Ser. 05-AR1, Class X1,
IO, 1.36s, 2045	645,653	15,940	1,793,642	44,281	1,715,533	42,352
Greenwich Capital
Commercial
Funding Corp.
Ser. 07-GG9, Class A4,
5.444s, 2039	844,000	852,968	3,195,000	3,228,947	1,063,000	1,074,294
Ser. 05-GG5, Class XC,
IO, 0.045s, 2037	12,876,430	56,334	41,014,882	179,440	41,127,344	179,932
Greenwich Capital
Commercial
Funding Corp. 144A
Ser. 07-GG9, Class X,
IO, 0.512s, 2039	3,163,000	79,866	17,190,000	434,048	8,798,000	222,150
Ser. 05-GG3, Class XC,
IO, 0.122s, 2042	10,507,715	176,004	24,598,570	412,026	21,121,978	353,793
GS Mortgage Securities
Corp. II
Ser. 06-GG8, Class A4,
5.56s, 2039	794,000	804,354	1,462,000	1,481,064	1,658,000	1,679,620
Ser. 04-GG2, Class A6,
5.396s, 2038	298,000	299,937	865,000	870,623	953,000	959,195
Ser. 05-GG4, Class A4B,
4.732s, 2039	230,000	220,591	701,000	672,322	1,349,000	1,293,812
GS Mortgage Securities
Corp. II 144A
FRB Ser. 03-FL6A,
Class L, 8.57s, 2015	87,000	87,000	124,000	124,000	114,000	114,000
Ser. 98-C1, Class F, 6s, 2030	—	—	280,000	281,445	282,000	283,455
Ser. 03-C1, Class X1,
IO, 1/4s, 2040	7,718,444	134,837	6,347,243	110,883	9,147,330	159,799
Ser. 05-GG4, Class XC,
IO, 0.153s, 2039	8,537,978	150,415	23,181,325	408,390	22,322,758	393,264
Ser. 04-C1, Class X1,
IO, 0.132s, 2028	5,530,120	37,372	7,534,223	50,915	7,534,223	50,915
Ser. 06-GG6, Class XC,
IO, 0.032s, 2038	3,481,853	12,105	34,840,475	121,125	25,173,096	87,516

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

GSR Mortgage Loan
Trust Ser. 05-AR2,
Class 2A1, 4.856s, 2035	$203,417	$201,416	$484,294	$479,528	$508,907	$503,899
HVB Mortgage Capital Corp.
Ser. 03-FL1A, Class K,
8.17s, 2022	118,000	118,000	—	—	—	—
JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 97-C5, Class F,
7.561s, 2029	64,000	69,500	204,000	221,532	204,000	221,532
Ser. 06-CB16, Class A4,
5.552s, 2045	735,000	743,732	1,361,000	1,377,169	1,650,000	1,669,602
Ser. 06-CB14, Class A4,
5.481s, 2044	454,000	457,192	1,740,000	1,752,232	1,950,000	1,963,709
Ser. 06-CB14, Class AM,
5.445s, 2044	315,000	317,718	1,213,000	1,223,468	1,126,000	1,135,717
Ser. 06-LDP9, Class A3,
5.336s, 2047	2,934,000	2,918,861	4,617,000	4,593,176	4,008,000	3,987,319
Ser. 05-CB11, Class A4,
5.335s, 2037	454,000	454,190	1,348,000	1,348,565	1,490,000	1,490,624
Ser. 05-LDP2, Class AM,
4.78s, 2042	100,000	95,250	420,000	400,050	400,000	381,000
Ser. 07-LDPX, Class X,
IO, 0.527s, 2049	4,833,000	120,825	20,388,000	509,700	16,160,000	404,000
Ser. 06-CB17, Class X,
IO, 0.515s, 2043	2,428,422	98,667	13,265,916	538,994	14,234,888	578,363
Ser. 06-LDP9, Class X,
IO, 0.456s, 2047	3,228,205	109,953	5,629,871	191,753	5,277,067	179,737
Ser. 06-LDP7, Class X,
IO, 0.009s, 2045	13,413,206	11,527	49,863,218	42,851	49,863,218	42,851
JPMorgan Chase Commercial
Mortgage Securities
Corp. 144A
Ser. 00-C9, Class G,
6 1/4s, 2032	38,000	38,762	240,000	244,815	260,000	265,216
Ser. 06-FL2A, Class X1,
IO, 0.683s, 2018	6,375,672	20,147	32,719,329	103,393	34,913,090	110,325
Ser. 03-ML1A, Class X1,
IO, 0.293s, 2039	795,364	28,428	—	—	—	—
Ser. 05-LDP2, Class X1,
IO, 0.094s, 2042	16,947,934	295,927	41,474,812	724,189	34,644,915	604,933
Ser. 05-CB12, Class X1,
IO, 0.084s, 2037	4,263,855	47,802	12,204,708	136,826	11,732,261	131,530
Ser. 05-LDP1, Class X1,
IO, 0.066s, 2046	3,231,282	30,798	7,957,414	75,844	7,614,269	72,574
Ser. 05-LDP3, Class X1,
IO, 0.052s, 2042	16,354,738	129,049	17,377,528	137,120	29,186,642	230,301
Ser. 05-LDP5, Class X1,
IO, 0.038s, 2044	22,907,956	107,381	69,271,333	324,709	76,257,991	357,459
Ser. 06-LDP6, Class X1,
IO, 0.036s, 2043	—	—	22,861,756	126,811	16,481,638	91,422
Ser. 06-CB14, Class X1,
IO, 0.033s, 2044	12,362,559	59,881	27,655,812	133,958	30,071,441	145,659
LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F,
6.41s, 2031	—	—	149,428	151,699	136,004	138,071
Ser. 99-C1, Class G,
6.41s, 2031	—	—	159,961	166,193	145,590	151,262

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

LB Commercial Conduit
Mortgage Trust 144A
Ser. 98-C4, Class G,
5.6s, 2035	$—	$—	$132,000	$132,199	$127,000	$127,191
Ser. 98-C4, Class H,
5.6s, 2035	—	—	223,000	211,337	215,000	203,756
LB-UBS Commercial
Mortgage Trust
Ser. 05-C7, Class AM,
5.263s, 2040	287,000	284,768	877,000	870,180	1,694,000	1,680,827
Ser. 04-C7, Class A6,
4.786s, 2029	121,000	117,209	362,000	350,660	400,000	387,469
LB-UBS Commercial
Mortgage Trust 144A
Ser. 06-C7, Class XW,
IO, 0.719s, 2038	1,784,072	88,668	9,535,042	473,892	10,251,669	509,508
Ser. 05-C3, Class XCL,
IO, 0.123s, 2040	3,228,144	68,598	14,463,914	307,358	11,924,389	253,393
Ser. 05-C2, Class XCL,
IO, 0.11s, 2040	16,140,815	168,237	32,245,040	336,093	42,763,962	445,733
Ser. 05-C5, Class XCL,
IO, 0.097s, 2020	5,014,964	72,446	13,973,948	201,866	15,058,801	217,538
Ser. 05-C7, Class XCL,
IO, 0.083s, 2040	12,502,819	125,154	32,470,096	325,027	32,557,237	325,899
Ser. 06-C1, Class XCL,
IO, 0.07s, 2041	10,578,828	117,920	—	—	30,802,823	343,353
Ser. 06-C7, Class XCL,
IO, 0.065s, 2038	1,296,326	23,273	6,929,397	124,405	7,451,125	133,772
Lehman Brothers
Floating Rate Commercial
Mortgage Trust 144A
FRB Ser. 03-LLFA,
Class L, 9.07s, 2014	—	—	356,000	356,036	345,000	345,035
FRB Ser. 04-LLFA,
Class H, 6.27s, 2017	175,000	175,191	184,000	184,201	214,000	214,234
FRB Ser. 05-LLFA,
Class J, 6.12s, 2018	23,000	22,943	93,000	92,768	89,000	88,778
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9,
9s, 2036	—	—	186,248	205,652	186,248	205,652
IFB Ser. 06-7, Class 4A2,
IO, 2.43s, 2036	—	—	1,034,136	59,780	1,113,173	64,349
Ser. 07-1, Class 3A2,
IO, 1.93s, 2037	—	—	1,299,896	88,825	1,182,612	80,810
IFB Ser. 06-5, Class 2A2,
IO, 1.83s, 2036	695,847	32,169	1,924,468	88,968	2,165,374	100,105
IFB Ser. 06-9, Class 2A2,
IO, 1.3s, 2037	1,431,451	70,424	1,916,201	94,273	1,758,583	86,519
Ser. 06-9, Class 2A3,
IO, 1.3s, 2036	—	—	2,728,862	145,090	2,514,254	133,679
IFB Ser. 06-8, Class 2A2,
IO, 1.26s, 2036	—	—	575,172	22,064	1,342,069	51,483
IFB Ser. 06-7, Class 2A4,
IO, 1.23s, 2036	—	—	3,187,488	120,759	3,426,407	129,811
IFB Ser. 06-7, Class 2A5,
IO, 1.23s, 2036	—	—	2,848,456	151,850	3,061,919	163,229
Lehman Mortgage Trust
IFB Ser. 06-6, Class 1A2,
IO, 1.18s, 2036	—	—	1,172,951	45,531	1,297,354	50,360
IFB Ser. 06-6, Class 1A3,
IO, 1.18s, 2036	—	—	1,569,184	77,140	1,730,804	85,085

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Lehman Mortgage Trust
IFB Ser. 06-5, Class 1A3,
IO, 0.08s, 2036	$188,961	$952	$524,688	$2,643	$583,394	$2,939
IFB Ser. 06-7, Class 1A3,
IO, 0.03s, 2036	—	—	1,315,200	8,100	1,411,862	8,695
IFB Ser. 06-9, Class 1A6,
IO, zero %, 2037	—	—	1,669,444	6,137	1,567,135	5,761
MASTR Adjustable Rate
Mortgages Trust
Ser. 04-7, Class 2A1,
4.71s, 2034	60,413	61,517	148,767	151,486	149,144	151,870
Ser. 04-13, Class 3A6,
3.786s, 2034	266,000	257,255	771,000	745,651	838,000	810,449
Ser. 06-OA1, Class X,
IO, 2.045s, 2046	1,566,268	56,043	1,292,410	46,244	3,492,779	124,976
Ser. 04-03, Class 4AX,
IO, 1.417s, 2034	159,572	2,892	543,716	9,855	523,426	9,487
Ser. 05-2, Class 7AX,
IO, 0.168s, 2035	420,149	1,050	1,431,326	3,578	1,378,313	3,446
Merrill Lynch Capital
Funding Corp.
Ser. 06-4, Class XC,
IO, 0.06s, 2049	16,193,758	243,539	47,393,100	712,748	40,532,862	609,576
Merrill Lynch Floating
Trust 144A
FRB Ser. 06-1, Class TM,
5.82s, 2022	555,000	558,225	492,000	494,859	580,000	583,370
Ser. 06-1, Class X1TM,
IO, 5.569s, 2022	5,468,000	146,739	4,841,000	129,913	5,713,000	153,314
Ser. 06-1, Class X1A,
IO, 1.15s, 2022	26,887,776	330,182	23,993,511	294,640	28,398,498	348,734
Merrill Lynch Mortgage
Investors, Inc.
Ser. 98-C3, Class E,
6.508s, 2030	—	—	137,000	147,852	127,000	137,059
FRB Ser. 05-A9, Class 3A1,
5.286s, 2035	478,761	477,340	1,390,445	1,386,317	1,511,833	1,507,345
Ser. 96-C2, Class JS,
IO, 2.274s, 2028	332,615	32,404	196,169	19,111	74,847	7,292
Merrill Lynch Mortgage Trust
Ser. 05-MCP1, Class XC,
IO, 0.085s, 2043	4,540,864	63,679	15,369,761	215,537	14,783,747	207,319
Merrill Lynch Mortgage
Trust 144A
Ser. 04-KEY2, Class XC,
IO, 0.145s, 2039	2,913,948	64,084	7,951,704	174,875	9,411,096	206,971
Ser. 05-LC1, Class X,
IO, 0.107s, 2044	2,510,438	23,143	7,569,155	69,778	8,329,954	76,792
Merrill Lynch/Countrywide
Commercial Mortgage
Trust 144A Ser. 06-1,
Class X, IO, 0.081s, 2039	4,571,000	24,462	20,236,000	108,294	21,892,000	117,156
Mezz Cap Commercial
Mortgage Trust 144A
Ser. 04-C2, Class X, IO,
6.414s, 2040	207,780	64,931	528,894	165,279	517,958	161,862
Ser. 05-C3, Class X,
IO, 5.556s, 2044	413,596	125,371	654,361	198,353	655,360	198,656

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Mezz Cap Commercial
Mortgage Trust 144A
Ser. 06-C4, Class X,
IO, 4.332s, 2016	$1,015,000	$349,627	$2,542,000	$875,618	$2,615,000	$900,764
Morgan Stanley
Capital 144A
Ser. 05-RR6, Class X,
IO, 1.54s, 2043	997,219	57,145	2,892,933	165,779	4,655,020	266,754
Ser. 05-HQ6, Class X1,
IO, 0.072s, 2042	8,245,992	88,391	18,191,229	194,998	18,070,561	193,704
Morgan Stanley Capital I
Ser. 98-CF1, Class D,
7.35s, 2032	67,000	69,949	—	—	—	—
Ser. 07-HQ11, Class A4,
5.447s, 2044	1,452,000	1,463,344	5,543,000	5,586,305	1,850,000	1,864,453
Ser. 05-HQ6, Class A4A,
4.989s, 2042	278,000	271,999	827,000	809,148	915,000	895,249
Ser. 04-HQ4, Class A7,
4.97s, 2040	144,000	141,048	427,000	418,247	473,000	463,304
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F,
7.18s, 2030	14,000	14,145	124,000	125,283	115,000	116,190
Ser. 04-RR, Class F5,
6s, 2039	—	—	395,000	349,436	340,000	300,780
Ser. 04-RR, Class F6,
6s, 2039	—	—	395,000	333,096	350,000	295,148
Morgan Stanley Mortgage
Loan Trust
Ser. 05-5AR, Class 2A1,
5.39s, 2035	406,751	408,276	717,318	720,008	1,205,187	1,209,706
IFB Ser. 06-7, Class 4A3,
IO, zero %, 2036	159,619	682	670,400	2,864	720,059	3,076
Mortgage Capital
Funding, Inc.
FRB Ser. 98-MC2,
Class E, 7.095s, 2030	53,000	54,167	215,000	219,734	206,000	210,536
Ser. 97-MC2, Class X,
IO, 0.676s, 2012	446,827	1,698	123,793	470	—	—
Permanent Financing
PLC FRB Ser. 8,
Class 2C, 5.74s, 2042
(United Kingdom)	165,000	164,990	—	—	—	—
PNC Mortgage
Acceptance Corp. 144A
Ser. 99-CM1, Class B3,
7.1s, 2032	—	—	813,000	840,967	757,000	783,041
Ser. 00-C1, Class J,
6 5/8s, 2010	—	—	118,000	116,381	189,000	186,407
Ser. 00-C2, Class J,
6.22s, 2033	—	—	276,000	280,637	291,000	295,889
Pure Mortgages 144A
FRB Ser. 04-1A, Class F,
8.86s, 2034 (Ireland)	116,000	118,610	558,000	570,555	544,000	556,240
Ser. 04-1A, Class E,
6.61s, 2034 (Ireland)	100,000	100,065	220,000	220,143	429,000	429,279
Residential Asset
Securitization Trust
IFB Ser. 06-A7CB,
Class 1A6, IO,
0.23s, 2036	101,837	1,297	285,926	3,641	296,698	3,778

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Residential Funding
Mortgage Securities
I Ser. 04-S5, Class 2A1,
4 1/2s, 2019	$350,751	$323,427	$1,240,079	$1,143,476	$1,377,391	$1,270,092
Salomon Brothers
Mortgage Securities
VII 144A Ser. 02-KEY2,
Class X1, IO,
0.879s, 2036	2,564,443	121,638	7,772,444	368,666	7,511,512	356,289
SBA CMBS Trust 144A
Ser. 05-1A,
Class D, 6.219s, 2035	—	—	200,000	200,601	200,000	200,601
STRIPS 144A
Ser. 03-1A, Class L, 5s,
2018 (Cayman Islands)	—	—	172,000	153,940	165,000	147,675
Ser. 03-1A, Class M, 5s,
2018 (Cayman Islands)	—	—	116,000	99,855	112,000	96,412
Ser. 04-1A, Class K, 5s,
2018 (Cayman Islands)	100,000	95,160	—	—	—	—
Ser. 04-1A, Class L, 5s,
2018 (Cayman Islands)	—	—	76,000	68,448	74,000	66,646
Structured Adjustable
Rate Mortgage
Loan Trust
FRB Ser. 05-18, Class 6A1,
5.27s, 2035	226,861	226,436	558,091	557,048	589,982	588,879
Ser. 04-8, Class 1A3,
4.646s, 2034	33,096	33,636	16,362	16,629	30,121	30,612
Ser. 05-9, Class AX, IO,
1.006s, 2035	2,223,067	33,124	6,046,914	90,099	5,782,135	86,154
Ser. 04-19, Class 2A1X,
IO, 0.764s, 2035	656,317	6,924	—	—	—	—
Wachovia Bank Commercial
Mortgage Trust
Ser. 06-C23, Class A4,
5.418s, 2045	449,000	451,027	3,151,000	3,165,227	2,818,000	2,830,724
Ser. 05-C17, Class A4,
5.083s, 2042	236,000	232,271	1,493,000	1,469,407	1,424,000	1,401,497
Ser. 04-C15, Class A4,
4.803s, 2041	215,000	207,812	637,000	615,705	705,000	681,431
Ser. 06-C28, Class XC,
IO, 0.381s, 2048	3,144,254	87,442	10,955,433	304,671	11,038,361	306,977
Ser. 06-C29, IO,
0.372s, 2048	17,930,243	537,011	47,135,753	1,411,716	42,944,397	1,286,185
Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L,
8.62s, 2018	—	—	164,000	163,980	156,000	155,981
Ser. 03-C3, Class IOI,
IO, 0.373s, 2035	518,095	15,659	3,892,692	117,654	3,896,413	117,766
Ser. 05-C18, Class XC,
IO, 0.081s, 2042	12,789,312	133,009	21,823,252	226,962	25,199,056	262,070
Ser. 06-C23, Class XC,
IO, 0.045s, 2045	4,891,372	30,375	32,240,040	200,211	35,389,757	219,770
Ser. 06-C26, Class XC,
IO, 0.037s, 2045	17,883,127	68,492	14,244,629	54,557	8,821,811	33,788
WAMU Commercial Mortgage
Securities Trust 144A
Ser. 07-SL2, Class A1,
5.424s, 2049	1,893,000	1,892,408	—	—	—	—
Ser. 07-SL2, Class X,
IO, 0.856s, 2049	1,384,000	66,389	5,889,000	282,488	4,665,000	223,774

COLLATERALIZED MORTGAGE
OBLIGATIONS*	Growth 3.0%		Balanced 8.3%		Conservative 17.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Washington Mutual 144A
Ser. 06-SL1,
Class X, IO, 0.938s, 2043	$451,507	$24,180	$2,415,012	$129,335	$2,596,412	$139,050
Washington Mutual Asset
Securities Corp. 144A
Ser. 05-C1A, Class G,
5.72s, 2036	—	—	46,000	44,609	44,000	42,670
Ser. 05-C1A, Class F,
5.3s, 2036	107,000	103,970	—	—	—	—
Ser. 06-SL1, Class A,
5.3s, 2043	1,161,362	1,163,086	2,097,207	2,100,320	2,298,881	2,302,293
Wells Fargo Mortgage
Backed Securities Trust
Ser. 06-AR10, Class 3A1,
5.244s, 2036	322,131	319,627	744,929	739,138	748,150	742,334
Ser. 05-AR16, Class 2A1,
4.945s, 2035	—	—	—	—	104,449	103,843
Ser. 05-AR2, Class 2A1,
4.545s, 2035	134,577	132,700	338,659	333,936	354,926	349,977
Ser. 04-R, Class 2A1,
4.361s, 2034	136,726	134,504	344,019	338,429	361,031	355,164
Ser. 05-AR9, Class 1A2,
4.354s, 2035	426,159	419,066	—	—	155,384	152,798
Ser. 05-AR12, Class 2A5,
4.319s, 2035	1,425,000	1,374,413	4,555,000	4,393,298	4,382,000	4,226,439
Ser. 05-AR10, Class 2A18,
IO, 0.61s, 2035	—	—	9,846,000	102,222	9,480,000	98,423

Total collateralized mortgage
obligations (cost $71,747,784,
$189,972,779 and $189,280,493)		$71,283,643		$188,171,214		$187,798,303

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Advanta Business Card
Master Trust FRB
Ser. 04-C1, Class C,
6.37s, 2013	$159,000	$161,283	$—	$—	$212,000	$215,044
Aegis Asset Backed
Securities Trust 144A
Ser. 04-5N, Class Note,
5s, 2034	9,552	9,211	14,792	14,265	14,369	13,858
Ser. 04-6N, Class Note,
4 3/4s, 2035	9,734	9,378	13,757	13,254	13,627	13,129
AFC Home Equity Loan
Trust Ser. 99-2,
Class 1A, 5.73s, 2029	390,424	391,700	726,578	728,952	516,875	518,563
American Express Credit
Account Master
Trust 144A Ser. 04-C,
Class C, 5.82s, 2012	125,159	125,472	763,901	765,811	612,847	614,379
Ameriquest Mortgage
Securities, Inc.
FRB Ser. 06-R1, Class M10,
7.82s, 2036	—	—	142,000	112,180	261,000	206,190
FRB Ser. 04-R10,
Class A5, 5.71s, 2034	2,953	2,954	—	—	—	—

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Ameriquest Mortgage
Securities, Inc.
FRB Ser. 04-R11,
Class A2, 5.69s, 2034	$13,588	$13,625	$—	$—	$—	$—
Amortizing Residential
Collateral Trust
FRB Ser. 04-1,
Class A4, 5.64s, 2034	460	460	—	—	—	—
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E,
7.11s, 2038	—	—	286,000	289,490	223,000	225,722
Ser. 04-1A, Class E,
6.42s, 2039	—	—	240,272	239,051	227,202	226,047
Asset Backed Funding
Certificates 144A
FRB Ser. 06-OPT3,
Class B, 7.82s, 2036	—	—	89,000	60,432	58,000	39,382
Asset Backed Funding
Corp. NIM Trust
144A FRB Ser. 05-
OPT1, Class B1,
7.82s, 2035	50,000	34,757	—	—	117,000	81,332
Asset Backed Securities Corp.
Home Equity Loan Trust
FRB Ser. 04-HE7, Class A2,
5.7s, 2034	27,218	27,222	—	—	—	—
FRB Ser. 04-HE9, Class A2,
5.69s, 2034	75	75	144	144	141	141
FRB Ser. 04-HE6, Class A2,
5.68s, 2034	115,905	116,516	410,464	412,628	393,779	395,856
FRB Ser. 05-HE1, Class A3,
5.61s, 2035	2,631	2,631	19,479	19,482	19,291	19,294
Bank One Issuance Trust
FRB Ser. 03-C4,
Class C4, 6.35s, 2011	110,000	111,100	280,000	282,800	250,000	252,500
Bay View Auto Trust
Ser. 05-LJ2, Class D,
5.27s, 2014	62,000	61,430	139,000	137,723	134,000	132,769
Ser. 05-LJ2, Class C,
4.92s, 2014	100,000	99,065	46,000	45,570	45,000	44,579
Bayview Commercial Asset
Trust 144A
Ser. 06-4A, Class IO,
IO, 1.14s, 2036	383,528	53,042	1,114,813	154,179	1,319,494	182,486
Bayview Financial
Acquisition Trust
FRB Ser. 03-G, Class A1,
5.92s, 2039	550,000	550,126	1,012,000	1,012,232	944,000	944,216
Ser. 04-B, Class A1,
5.82s, 2039	—	—	861,452	861,448	1,131,240	1,131,235
FRB Ser. 04-D, Class A,
5.71s, 2044	117,796	117,847	385,035	385,202	375,893	376,056
Ser. 05-B, Class A,
IO, 4.37s, 2039	1,347,690	24,842	1,294,100	23,854	3,372,028	62,157
Ser. 04-D, Class A,
IO, 3.938s, 2007	505,978	3,075	1,534,752	9,328	1,497,561	9,102
Bayview Financial Asset
Trust 144A
FRB Ser. 03-SSRA, Class M,
6.67s, 2038	56,874	57,250	169,302	170,419	132,267	133,140
FRB Ser. 03-SSRA, Class A,
6.02s, 2038	56,874	57,091	169,302	169,945	132,267	132,770
FRB Ser. 04-SSRA, Class A1,
5.92s, 2039	137,864	138,002	200,379	200,580	194,169	194,363

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 06-EC1, Class M9,
7.32s, 2035	$—	$—	$146,000	$87,600	$161,000	$96,600
FRB Ser. 06-PC1, Class M9,
7.07s, 2035	—	—	—	—	100,000	65,000
FRB Ser. 03-3, Class A2,
5.91s, 2043	125,204	125,399	434,763	435,442	343,078	343,614
FRB Ser. 03-1, Class A1,
5.82s, 2042	128,208	128,448	365,779	366,464	260,232	260,720
FRB Ser. 05-3, Class A1,
5.77s, 2035	183,509	183,853	—	—	—	—
FRB Ser. 03-ABF1,
Class A, 5.69s, 2034	28,062	28,079	—	—	—	—
FRB Ser. 06-2, Class A1,
5.45s, 2036	364,268	364,041	—	—	—	—
Bear Stearns Asset Backed
Securities, Inc. 144A
FRB Ser. 06-HE2,
Class M10, 7.57s, 2036	—	—	108,000	70,200	—	—
Bombardier Capital
Mortgage
Securitization Corp.
Ser. 99-B, Class A2,
6.975s, 2012	—	—	53,492	38,247	68,977	49,318
Ser. 01-A, Class A,
6.805s, 2030	146,318	148,977	224,210	228,284	214,382	218,278
Broadhollow Funding,
LLC 144A FRB
Ser. 04-A, Class Sub,
6.57s, 2009	—	—	500,000	477,500	500,000	477,500
Capital One Multi-
Asset Execution Trust
FRB Ser. 02-C1,
Class C1, 8.07s, 2010	—	—	65,000	65,724	53,000	53,590
CARMAX Auto Owner
Trust Ser. 04-2,
Class D, 3.67s, 2011	10,000	9,883	39,430	38,966	36,573	36,143
CARSSX Finance,
Ltd. 144A
FRB Ser. 04-AA,
Class B4, 10.82s, 2011
(Cayman Islands)	—	—	116,116	119,469	148,658	152,951
FRB Ser. 04-AA,
Class B3, 8.67s, 2011
(Cayman Islands)	—	—	15,183	15,404	15,183	15,404
Chase Credit Card Master
Trust FRB Ser. 03-3,
Class C, 6.4s, 2010	170,000	171,914	470,000	475,292	420,000	424,729
Chase Funding Loan
Acquisition Trust
FRB Ser. 04-AQ1,
Class A2, 5.72s, 2034	116,337	116,623	—	—	—	—
Chase Funding Net
Interest Margin 144A
Ser. 04-OPT1, Class Note,
4.458s, 2034	13,691	13,237	26,191	25,324	32,824	31,737
CHEC NIM Ltd., 144A
Ser. 04-2, Class N3,
8s, 2034 (Cayman Islands)	—	—	2,205	2,155	2,142	2,094
Citibank Credit Card Issuance
Trust FRB
Ser. 01-C1, Class C1,
6.44s, 2010	110,000	110,761	240,000	241,659	210,000	211,452

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Citigroup Mortgage
Loan Trust, Inc.
FRB Ser. 05-HE4,
Class M11, 7.82s, 2035	$41,000	$26,150	$—	$—	$—	$—
FRB Ser. 05-HE4,
Class M12, 7.37s, 2035	49,000	28,802	—	—	—	—
Ser. 03-HE3, Class A,
5.7s, 2033	843,316	847,785	—	—	—	—
Citigroup Mortgage Loan
Trust, Inc. 144A FRB
Ser. 03-HE4, Class A,
5.73s, 2033	326,147	327,875	—	—	—	—
Conseco Finance
Securitizations Corp.
Ser. 02-2, Class A, IO,
8 1/2s, 2033	132,336	26,095	499,019	98,398	314,299	61,974
Ser. 00-4, Class A6,
8.31s, 2032	162,000	143,511	2,707,000	2,398,056	2,657,000	2,353,763
Ser. 00-5, Class A6,
7.96s, 2032	554,000	510,990	2,190,000	2,019,977	2,006,000	1,850,262
Ser. 02-1, Class M1F,
7.954s, 2033	—	—	510,000	535,143	676,000	709,327
Ser. 02-2, Class M1,
7.424s, 2033	83,000	85,905	216,000	223,560	154,000	159,390
FRB Ser. 02-1,
Class M1A, 7.37s, 2033	725,000	731,598	1,996,000	2,014,164	1,264,000	1,275,502
Ser. 01-4, Class A4,
7.36s, 2033	484,699	504,284	1,214,138	1,263,198	1,188,326	1,236,342
Ser. 00-6, Class A5,
7.27s, 2031	204,226	204,861	525,293	526,927	377,997	379,172
Ser. 01-1, Class A5,
6.99s, 2032	686,869	677,385	3,490,006	3,441,823	3,044,685	3,002,650
Ser. 01-3, Class A4,
6.91s, 2033	—	—	393,000	389,786	387,000	383,835
Ser. 02-1, Class A,
6.681s, 2033	231,715	235,622	723,344	735,539	589,709	599,651
Ser. 01-3, Class A3,
5.79s, 2033	—	—	34,785	34,789	26,467	26,471
Ser. 01-3, Class A, IO,
2 1/2s, 2033	1,796,648	7,540	5,643,596	23,684	3,512,713	14,742
Ser. 01-4, Class A, IO,
2 1/2s, 2033	732,160	7,248	1,640,600	16,240	1,089,400	10,784
Countryplace
Manufactured
Housing Contract
Ser. 05-1, Class A1,
4.23s, 2035	82,513	82,049	—	—	—	—
Countrywide Asset
Backed Certificates
FRB Ser. 04-5, Class 4A3,
5.64s, 2034	68,706	68,901	242,006	242,696	232,982	233,646
FRB Ser. 04-13, Class AV2,
5.58s, 2034	12,501	12,505	44,060	44,070	42,239	42,249
Countrywide Asset
Backed Certificates 144A
Ser. 04-6N, Class N1,
6 1/4s, 2035	5,400	5,211	15,808	15,254	14,658	14,145
Ser. 04-BC1N, Class Note,
5 1/2s, 2035	—	—	24,142	22,998	22,921	21,834
Ser. 04-14N, 5s, 2036	2,559	2,319	10,082	9,136	9,979	9,043

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Countrywide Home Loans
Ser. 06-0A5, Class X, IO,
2.744s, 2046	$830,619	$32,706	$2,458,869	$96,818	$2,710,085	$106,710
Ser. 05-9, Class 1X, IO,
2.156s, 2035	701,653	12,060	2,487,486	42,754	2,379,111	40,891
Ser. 05-2, Class 2X, IO,
1.16s, 2035	1,052,147	23,016	2,926,117	64,009	2,794,854	61,137
Countrywide Home
Loans 144A
IFB Ser. 05-R2, Class 2A3,
8s, 2035	140,087	147,908	—	—	262,119	276,753
IFB Ser. 05-R1, Class 1AS,
IO, 0.805s, 2035	311,539	9,234	2,227,476	66,020	2,221,332	65,838
IFB Ser. 05-R2, Class 1AS,
IO, 0.421s, 2035	292,190	9,624	1,891,579	62,301	1,743,154	57,412
Credit-Based Asset
Servicing and
Securitization FRB
Ser. 02-CB2,
Class A2, 5.87s, 2032	46,099	46,214	—	—	—	—
Crest, Ltd. 144A Ser. 03-2A,
Class D2, 6.723s, 2038
(Cayman Islands)	—	—	339,000	348,018	313,000	321,326
CS First Boston Mortgage
Securities Corp. 144A
Ser. 04-FR1N, Class A,
5s, 2034	59,522	56,546	83,142	78,984	90,700	86,165
DB Master Finance, LLC 144A
Ser. 06-1, Class M1,
8.285s, 2031	—	—	204,000	209,780	214,000	220,064
Fieldstone Mortgage
Investment Corp.
FRB Ser. 05-1, Class M3,
5.86s, 2035	—	—	143,000	143,136	138,000	138,132
Finance America NIM Trust 144A
Ser. 04-1, Class A,
5 1/4s, 2034	—	—	16,152	16	14,683	15
First Franklin Mortgage
Loan Asset Backed Certificates
FRB Ser. 04-FF10,
Class A2, 5.72s, 2032	65,392	65,461	—	—	—	—
Ford Credit Auto Owner
Trust Ser. 04-A,
Class C, 4.19s, 2009	140,000	137,633	240,000	235,943	130,000	127,802
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	—	—	42,218	376	40,939	364
Ser. 04-3, Class A, 4 1/2s, 2034	446	8	1,473	27	1,141	21
GE Capital Credit Card
Master Note Trust
FRB Ser. 04-2, Class C,
5.8s, 2010	100,000	100,040	403,620	403,782	374,560	374,711
GE Corporate Aircraft
Financing, LLC 144A
FRB Ser. 05-1A, Class C,
6.62s, 2019	—	—	269,000	268,997	271,000	270,997
Ser. 04-1A, Class B,
6.17s, 2018	7,427	27,621	29,896	30,106	29,073	29,278
Gears Auto Owner Trust
144A Ser. 05-AA,
Class E1, 8.22s, 2012	—	—	443,000	441,670	442,000	440,673

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

GEBL 144A
Ser. 04-2, Class D,
8.07s, 2032	$—	$—	$140,767	$138,642	$173,128	$170,513
Ser. 04-2, Class C,
6.17s, 2032	—	—	105,171	105,170	173,128	173,126
GMAC Mortgage Corp.
Loan Trust
Ser. 04-HE5, Class A,
IO, 6s, 2007	1,054,900	11,208	653,100	6,939	796,600	8,464
Granite Mortgages PLC
FRB Ser. 03-2, Class 1C,
6.91s, 2043
(United Kingdom)	275,000	279,337	—	—	—	—
FRB Ser. 03-3, Class 1C,
6.81s, 2044
(United Kingdom)	60,000	60,667	230,000	232,557	—	—
FRB Ser. 02-1, Class 1C,
6.66s, 2042
(United Kingdom)	—	—	211,233	211,295	203,689	203,749
FRB Ser. 02-2, Class 1C,
6.61s, 2043
(United Kingdom)	84,375	84,743	215,625	216,566	206,250	207,150
Green Tree Financial Corp.
Ser. 96-5, Class M1,
8.05s, 2027	—	—	238,206	226,395	322,794	306,789
Ser. 99-5, Class A5,
7.86s, 2030	464,000	440,800	2,863,000	2,719,850	2,408,000	2,287,600
Ser. 97-2, Class A7,
7.62s, 2028	217,734	226,857	—	—	—	—
Ser. 97-6, Class A9,
7.55s, 2029	77,338	80,258	—	—	144,426	149,879
Ser. 97-4, Class A7,
7.36s, 2029	14,939	15,443	58,397	60,368	125,847	130,095
Ser. 95-8, Class M1,
7.3s, 2026	52,281	55,309	—	—	—	—
Ser. 96-10, Class M1,
7.24s, 2028	—	—	449,000	445,543	625,000	620,188
Ser. 97-6, Class M1,
7.21s, 2029	293,000	279,293	688,000	655,814	946,000	901,744
Ser. 96-2, Class A4,
7.2s, 2027	308,378	314,759	—	—	—	—
Ser. 97-6, Class A8,
7.07s, 2029	54,467	55,652	—	—	61,312	62,647
Ser. 99-4, Class A5,
6.97s, 2031	49,171	49,317	—	—	—	—
Ser. 98-4, Class A7,
6.87s, 2030	62,255	61,944	156,184	155,403	112,272	111,711
Ser. 97-7, Class A8,
6.86s, 2029	10,515	10,697	41,104	41,816	88,581	90,116
Ser. 99-3, Class A7,
6.74s, 2031	108,000	107,548	147,000	146,385	151,000	150,368
Ser. 99-3, Class A6,
6 1/2s, 2031	—	—	235,000	228,632	228,000	221,821
Ser. 99-2, Class A7,
6.44s, 2030	—	—	604,987	597,066	843,160	832,121
Greenpoint Manufactured
Housing
Ser. 00-3, Class IA,
8.45s, 2031	153,547	141,673	728,725	672,374	695,037	641,291
Ser. 99-5, Class A4,
7.59s, 2028	222,983	227,059	488,152	497,075	334,475	340,588

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

GS Auto Loan Trust 144A
Ser. 04-1, Class D,
5s, 2011	$—	$—	$257,594	$255,706	$252,014	$250,167
GSAMP Trust FRB
Ser. 05-HE3,
Class A1B, 5.58s, 2035	89,440	89,480	—	—	—	—
GSAMP Trust 144A
Ser. 05-NC1, Class N,
5s, 2035	345	342	909	900	873	865
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4,
8 1/2s, 2035	44,234	47,184	—	—	87,238	93,057
Ser. 05-RP3, Class 1A3,
8s, 2035	138,190	146,136	—	—	271,165	286,757
Ser. 05-RP3, Class 1A2,
7 1/2s, 2035	114,514	119,661	—	—	224,447	234,535
GSMPS Mortgage Loan
Trust 144A
Ser. 05-RP2, Class 1A3,
8s, 2035	86,443	91,394	235,964	249,480	226,035	238,982
Ser. 05-RP1, Class 1A2,
7 1/2s, 2035	111,740	116,746	—	—	—	—
Ser. 05-RP2, Class 1A2,
7 1/2s, 2035	97,389	101,741	268,349	280,341	256,175	267,624
IFB Ser. 04-4, Class 1AS,
IO, 0.725s, 2034	3,312,845	101,519	2,047,840	62,754	9,961,664	305,266
Guggenheim Structured
Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class D,
6.87s, 2030
(Cayman Islands)	—	—	250,000	250,550	250,000	250,550
FRB Ser. 05-1A, Class D,
6.85s, 2030
(Cayman Islands)	—	—	278,824	276,844	267,431	265,532
HASCO NIM Trust 144A
Ser. 05-OP1A,
Class A, 6 1/4s, 2035
(Cayman Islands)	—	—	128,951	114,767	141,603	126,027
High Income Trust
Securities 144A FRB
Ser. 03-1A, Class A,
5.86s, 2036
(Cayman Islands)	—	—	545,855	541,761	496,739	493,014
Home Equity Asset Trust
FRB Ser. 04-7, Class A3,
5.71s, 2035	70,647	70,668	—	—	—	—
FRB Ser. 04-8, Class A4,
5.68s, 2035	4,943	4,944	—	—	—	—
Home Equity Asset
Trust 144A Ser. 04-4N,
Class A, 5s, 2034
(Cayman Islands)	4,881	4,637	—	—	9,322	8,856
Hyundai Auto Receivables Trust
Ser. 04-A, Class D,
4.1s, 2011	94,000	93,176	90,000	89,211	84,000	83,263
Impac CMB Trust FRB Ser. 04-8,
Class 1A, 5.68s, 2034	16,833	16,822	—	—	—	—
Lehman ABS Manufactured
Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	185,000	180,245	171,000	166,605	176,000	171,477

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Lehman Mortgage Trust
IFB Ser. 07-2, Class 2A13,
IO, 1.37s, 2037	$—	$—	$1,975,000	$115,739	$1,694,000	$99,272
IFB Ser. 07-1, Class 2A3,
IO, 1.31s, 2037	1,433,762	83,962	3,486,627	204,178	2,078,415	121,713
LNR CDO, Ltd. 144A
FRB Ser. 03-1A,
Class EFL, 8.32s, 2036
(Cayman Islands)	105,000	110,783	595,000	627,771	460,000	485,336
Marriott Vacation Club
Owner Trust 144A
Ser. 05-2, Class D,
6.205s, 2027	—	—	32,376	32,268	34,775	34,658
FRB Ser. 02-1A, Class A1,
6.02s, 2024	27,542	27,733	116,712	117,521	114,803	115,599
Ser. 04-2A, Class D,
5.389s, 2026	—	—	22,866	22,221	22,426	21,793
Ser. 04-1A, Class C,
5.265s, 2026	—	—	58,172	57,524	54,016	53,415
Master Asset Backed
Securities Trust
FRB Ser. 04-HE1, Class A1,
5.72s, 2034	7,974	8,001	—	—	—	—
FRB Ser. 04-OPT2,
Class A2, 5.67s, 2034	45,285	45,414	—	—	—	—
MASTR Asset Backed
Securities NIM Trust
144A Ser. 04-HE1A,
Class Note, 5.191s,
2034 (Cayman Islands)	623	614	2,194	2,161	2,132	2,100
MASTR Reperforming Loan
Trust 144A
Ser. 05-1, Class 1A4,
7 1/2s, 2034	116,478	121,651	324,475	338,886	309,618	323,369
Ser. 05-2, Class 1A3,
7 1/2s, 2035	149,723	156,325	—	—	568,213	593,266
MBNA Credit Card Master
Note Trust FRB
Ser. 03-C5, Class C5,
6 1/2s, 2010	170,000	172,000	470,000	475,528	420,000	424,940
Merit Securities Corp.
144A FRB
Ser. 11PA, Class 3A1,
5.94s, 2027	326,548	310,220	469,062	445,608	386,022	366,721
Merrill Lynch Mortgage
Investors, Inc.
FRB Ser. 02-HE1, Class A2,
6.32s, 2032	7,887	7,891	—	—	—	—
FRB Ser. 04-HE2, Class A1A,
5.72s, 2035	13,440	13,450	—	—	—	—
FRB Ser. 04-WMC5,
Class A2A, 5.69s, 2035	2,228	2,215	—	—	—	—
Ser. 04-WMC3, Class B3,
5s, 2035	31,000	30,748	92,000	91,253	85,000	84,309
Merrill Lynch Mortgage
Investors, Inc. 144A
Ser. 05-WM1N, Class N1,
5s, 2035	1,159	1,149	3,218	3,192	3,075	3,050
Ser. 04-FM1N, Class N1,
5s, 2035
(Cayman Islands)	2,712	2,671	4,254	4,191	3,927	3,868

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Merrill Lynch Mortgage
Investors, Inc. 144A
Ser. 04-HE2N, Class N1,
5s, 2035
(Cayman Islands)	$4,268	$4,204	$7,000	$6,895	$6,089	$5,998
Ser. 04-WM1N, Class N1,
4 1/2s, 2034	1,604	241	3,041	456	3,759	564
Ser. 04-WM2N, Class N1,
4 1/2s, 2034	5,478	5,410	5,864	5,790	5,745	5,673
Ser. 04-WM3N, Class N1,
4 1/2s, 2035	—	—	12,179	11,814	10,884	10,557
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	54,127	53,777	208,513	207,164	161,152	160,109
Morgan Stanley ABS
Capital I FRB
Ser. 04-HE8, Class A4,
5.7s, 2034	38,101	38,121	—	—	—	—
Morgan Stanley Auto Loan
Trust 144A
Ser. 04-HB1, Class D,
5 1/2s, 2011	—	—	11,494	11,478	8,217	8,206
Ser. 04-HB2, Class E,
5s, 2012	—	—	44,389	43,555	41,485	40,706
Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1,
5.85s, 2015
(Cayman Islands)	141,000	141,071	245,000	245,123	232,000	232,116
Navistar Financial Corp.
Owner Trust
Ser. 05-A, Class C,
4.84s, 2014	53,614	52,578	125,992	123,557	121,301	118,957
Ser. 04-B, Class C,
3.93s, 2012	12,175	11,876	47,039	45,883	52,019	50,742
New Century Home Equity
Loan Trust
Ser. 03-5, Class AI7,
5.15s, 2033	95,852	93,316	325,700	317,084	285,599	278,043
Newcastle CDO, Ltd. 144A
FRB Ser. 3A,
Class 4FL, 8.52s, 2038
(Cayman Islands)	—	—	139,000	139,000	109,000	109,000
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT,
8.123s, 2035	82,824	84,429	109,601	111,725	107,111	109,186
Nomura Asset Acceptance
Corp. 144A
Ser. 04-R2, Class PT,
9.087s, 2034	—	—	103,234	107,041	94,934	98,435
Novastar Home Equity Loan
FRB Ser. 04-4, Class A1B,
5.72s, 2035	5,904	5,906	—	—	—	—
FRB Ser. 04-3, Class A3D,
5.68s, 2034	6,539	6,542	—	—	—	—
Oakwood Mortgage
Investors, Inc.
Ser. 00-A, Class A3,
7.945s, 2022	81,947	64,226	318,800	249,858	311,927	244,472
Ser. 95-B, Class B1,
7.55s, 2021	—	—	185,000	115,625	267,000	166,875
Ser. 01-E, Class A4,
6.81s, 2031	669,554	595,155	882,799	784,705	955,990	849,762
Ser. 99-A, Class A3,
6.09s, 2029	252,679	235,923	—	—	—	—

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Oakwood Mortgage
Investors, Inc.
Ser. 01-E, Class A, IO,
6s, 2009	$179,066	$20,841	$611,470	$71,167	$410,021	$47,721
Ser. 02-C, Class A1,
5.41s, 2032	322,830	295,248	953,685	872,204	882,529	807,127
Ser. 01-D, Class A2,
5.26s, 2019	56,940	39,682	—	—	348,066	242,572
Ser. 02-A, Class A2,
5.01s, 2020	235,059	182,383	—	—	117,530	91,192
Oakwood Mortgage
Investors, Inc. 144A
Ser. 01-B, Class A4,
7.21s, 2030	—	—	97,672	87,543	129,272	115,865
Ocean Star PLC 144A
FRB Ser. 04, Class D,
7.66s, 2018 (Ireland)	23,000	23,230	133,000	134,330	123,000	124,230
FRB Ser. 05-A, Class D,
6.86s, 2012 (Ireland)	27,000	27,000	149,000	149,000	150,000	150,000
Option One Mortgage
Loan Trust FRB
Ser. 05-4, Class M11,
7.82s, 2035	—	—	46,000	32,674	51,000	36,225
Origen Manufactured
Housing
Ser. 04-B, Class A3,
4 3/4s, 2021	56,000	54,322	—	—	—	—
Ser. 04-B, Class A2,
3.79s, 2017	116,855	114,975	74,658	73,456	68,977	67,867
Park Place Securities, Inc.
FRB Ser. 04-MCW1,
Class A2, 5.7s, 2034	65,485	65,516	—	—	—	—
FRB Ser. 04-WCW1,
Class A2, 5.7s, 2034	62,189	62,205	220,250	220,304	211,322	211,374
FRB Ser. 04-WHQ2,
Class A3A, 5.67s, 2035	10,277	10,279	82,992	83,009	80,501	80,518
Park Place Securities, Inc.
144A FRB
Ser. 04-MHQ1,
Class M10, 7.82s, 2034	—	—	88,000	75,680	97,000	83,420
People’s Choice Net
Interest Margin
Note 144A Ser. 04-2,
Class B, 5s, 2034	—	—	6,046	5,701	6,046	5,701
Permanent Financing PLC
FRB Ser. 3, Class 3C,
6.49s, 2042
(United Kingdom)	110,000	110,909	280,000	282,313	270,000	272,231
FRB Ser. 4, Class 3C,
6.14s, 2042
(United Kingdom)	177,000	178,457	500,000	504,115	503,000	507,140
FRB Ser. 5, Class 2C,
5.99s, 2042
(United Kingdom)	169,000	169,322	445,000	445,848	405,000	405,771
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1,
6.355s, 2011
(United Kingdom)	134,000	133,995	474,000	473,983	422,000	421,985
FRB Ser. 04-2A, Class C,
6.235s, 2011
(United Kingdom)	—	—	183,000	181,453	169,000	167,571

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Popular ABS Mortgage
Pass-Through Trust
FRB Ser. 04-4, Class AV1,
5.66s, 2034	$6,352	$6,365	$—	$—	$—	$—
Providian Gateway Master
Trust 144A
FRB Ser. 04-EA, Class D,
6 1/4s, 2011	217,000	217,970	125,000	125,559	116,000	116,518
Ser. 04-DA, Class D,
4.4s, 2011	—	—	201,000	199,131	186,000	184,271
Renaissance Home Equity
Loan Trust FRB
Ser. 04-3, Class AV1,
5.74s, 2034	227,010	227,214	—	—	—	—
Residential Asset Mortgage
Products, Inc.
Ser. 02-SL1, Class AI3,
7s, 2032	113,420	112,874	369,772	367,993	232,627	231,507
FRB Ser. 06-RZ2, Class A2,
5.49s, 2036	289,000	288,639	—	—	—	—
Residential Asset Securities
Corp.
FRB Ser. 04-KS10, Class A,
5.64s, 2029	10,115	10,115	—	—	—	—
FRB Ser. 06-EMX3, Class A2,
5 1/2s, 2036	1,216,000	1,216,730	—	—	—	—
Residential Asset Securities
Corp. 144A
FRB Ser. 05-KS10, Class B,
7.8s, 2035	43,000	25,800	229,000	137,400	251,000	150,600
Ser. 04-NT12, Class Note,
4.7s, 2035	—	—	1,363	1,328	1,439	1,403
Ser. 04-NT, Class Note,
4 1/2s, 2034	23,150	20,835	33,644	30,280	36,268	32,641
Residential Asset
Securitization Trust
IFB Ser. 07-A3, Class 2A2,
IO, 1.37s, 2037	1,040,447	56,607	4,643,749	252,649	3,911,492	212,810
Saco I Trust FRB Ser. 05-10,
Class 1A1, 5.58s, 2033	146,575	146,392	349,661	349,224	384,980	384,499
SAIL Net Interest Margin
Notes 144A
Ser. 03-3, Class A,
7 3/4s, 2033
(Cayman Islands)	2,566	8	3,381	10	7,825	24
Ser. 03-BC2A, Class A,
7 3/4s, 2033
(Cayman Islands)	18,358	734	4,166	167	—	—
Ser. 04-4A, Class B,
7 1/2s, 2034
(Cayman Islands)	—	—	49,135	5	—	—
Ser. 03-5, Class A,
7.35s, 2033
(Cayman Islands)	11,075	354	1,824	58	1,046	33
Ser. 03-6A, Class A,
7s, 2033
(Cayman Islands)	—	—	3,582	72	2,792	56
Ser. 03-8A, Class A,
7s, 2033
(Cayman Islands)	—	—	13,439	62	10,582	49

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

SAIL Net Interest Margin
Notes 144A
Ser. 03-9A, Class A,
7s, 2033
(Cayman Islands)	$—	$—	$17,378	$43	$11,202	$28
Saxon Asset Securities Trust FRB
Ser. 04-3, Class A,
5.66s, 2034	54,711	54,737	—	—	—	—
Sequoia Mortgage Funding
Co. 144A
Ser. 04-A, Class AX1, IO,
0.8s, 2008	1,308,358	7,075	—	—	—	—
Sharps SP I, LLC Net
Interest Margin
Trust 144A Ser. 04-HE1N,
Class Note, 4.94s, 2034	30,811	1,232	31,792	1,272	31,792	1,272
Soundview Home Equity
Loan Trust 144A
FRB Ser. 05-CTX1,
Class B1, 7.82s, 2035	58,000	43,399	—	—	134,000	100,266
Structured Adjustable
Rate Mortgage
Loan Trust 144A
Ser. 04-NP2, Class A,
5.67s, 2034	64,999	64,992	251,416	251,391	259,996	259,970
Structured Adjustable
Rate Mortgage
Loan Trust 144A
Ser. 04-NP2, Class A,
5.67s, 2034	—	—	—	—	225,000	116,685
Structured Asset
Receivables Trust 144A
FRB Ser. 05-1,
5.86s, 2015	—	—	1,156,467	1,155,021	1,114,109	1,112,716
Structured Asset
Securities Corp. 144A
Ser. 06-RF4, Class 1A,
IO, 0.356s, 2036	—	—	2,521,109	54,456	2,154,278	46,532
Terwin Mortgage Trust
FRB Ser. 04-5HE,
Class A1B, 5.74s, 2035	2,699	2,699	11,251	11,252	10,698	10,699
Terwin Mortgage Trust
144A FRB
Ser. 06-9HGA, Class A1,
5.4s, 2037	218,643	218,267	—	—	—	—
Thornburg Mortgage
Securities Trust FRB
Ser. 06-4, Class A2B,
5.44s, 2011	339,336	339,335	—	—	—	—
TIAA Real Estate CDO,
Ltd. Ser. 03-1A,
Class E, 8s, 2038
(Cayman Islands)	—	—	349,000	347,499	299,000	297,714
TIAA Real Estate CDO,
Ltd. 144A
FRB Ser. 02-1A, Class III,
7.6s, 2037
(Cayman Islands)	100,000	105,420	384,000	404,813	278,000	293,068
Ser. 02-1A, Class IIFX,
6.77s, 2037
(Cayman Islands)	200,000	209,500	—	—	—	—

ASSET-BACKED SECURITIES*	Growth 0.8%		Balanced 2.1%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

WFS Financial Owner Trust
Ser. 05-1, Class D,
4.09s, 2012	$41,496	$40,997	$—	$—	$34,173	$33,762
Ser. 04-3, Class D,
4.07s, 2012	17,160	17,023	69,264	68,710	63,024	62,520
Ser. 04-4, Class D,
3.58s, 2012	37,989	37,461	30,391	29,969	29,355	28,947
Ser. 04-1, Class D,
3.17s, 2011	8,231	8,201	21,463	21,387	20,818	20,744
Whinstone Capital
Management, Ltd. 144A
FRB Ser. 1A, Class B3,
6.26s, 2044
(United Kingdom)	—	—	38,700	348,686	349,632	349,618
Whole Auto Loan Trust 144A
Ser. 04-1, Class D,
5.6s, 2011	6,514	6,504	18,621	18,592	30,092	30,043

Total asset-backed securities
(cost $20,025,856, $48,504,688
and $48,029,421)		$19,924,780		$47,926,286		$47,432,758

PURCHASED OPTIONS
OUTSTANDING*		Growth —%		Balanced 0.1%		Conservative 0.1%
	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest
rate swap with
JPMorgan Chase Bank,
N.A. for the right to pay
a fixed rate of 5.39%
versus the three month
USD-LIBOR-BBA
maturing on
January 29, 2018.	Jan 08 / 5.39	$10,076,000	$126,259	$19,812,000	$248,258	$16,390,000	$205,378
Option on an interest
rate swap with
JPMorgan Chase Bank,
N.A. for the right to
receive a fixed rate of
5.39% versus the
three month
USD-LIBOR-BBA
maturing on
January 29, 2018.	Jan 08 / 5.39	10,076,000	272,954	19,812,000	536,697	16,390,000	443,997
Option on an interest
rate swap with Lehman
Brothers International
(Europe) for the right
to pay a fixed rate swap
of 5.3475% versus the
three month
USD-LIBOR-BBA
maturing on
February 4, 2018.	Jan 08 / 5.35	5,076,000	71,308	14,572,000	204,707	12,403,000	174,237

PURCHASED OPTIONS
OUTSTANDING*	Growth —%			Balanced 0.1%		Conservative 0.1%
Expiration date/		Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
obligation to receive a
fixed rate of 5.3475%
versus the three month
USD-LIBOR-BBA
maturing on
February 4, 2018.	Jan 08 / 5.35	$ 5,076,000	$130,712	$14,572,000	$ 375,244	$12,403,000	$ 319,390
Option on an interest
rate swap with
JPMorgan Chase Bank,
N.A. for the right to pay
a fixed rate of 5.34%
versus the three month
USD-LIBOR-BBA
maturing on
February 15, 2018.	Feb 08 / 5.34	1,597,000	23,616	—	—	—	—
Option on an interest
rate swap with
JPMorgan Chase Bank,
N.A. for the right to
receive a fixed rate
of 5.34% versus the
three month
USD-LIBOR-BBA
maturing on
February 15, 2018.	Feb 08 / 5.34	1,597,000	40,315	—	—	—	—

Total purchased options
outstanding (cost $683,528,
$1,404,524 and $1,175,916)			$665,164		$1,364,906		$1,143,002

SENIOR LOANS* (c)	Growth —%		Balanced —%		Conservative —%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Sandridge Energy bank term
loan FRN 8.985s, 2014	$100,000	$101,125	$95,000	$96,069	$45,000	$45,506
Sandridge Energy bank term
loan FRN 8 5/8s, 2015	410,000	416,150	400,000	406,000	190,000	192,850

Total senior loans
(cost $510,000, $495,000
and $235,000)		$517,275		$502,069		$238,356

CONVERTIBLE BONDS AND NOTES*
(cost $440,159, $434,725 and $201,060)	Growth —%		Balanced —%		Conservative —%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

DRS Technologies, Inc. 144A
cv. unsec. notes 2s, 2026	$405,000	$426,263	$400,000	$421,000	$185,000	$194,713

WARRANTS* †	Growth —%				Balanced —%		Conservative —%
	Expiration	Strike
	date	price	Warrants	Value	Warrants	Value	Warrants	Value

Dayton Superior Corp.
144A (F)	6/15/09	$ 0.01	630	$ 8,276	—	$ —	330	$ 4,335
Ubiquitel, Inc. 144A	4/15/10	22.74	—	—	—	—	590	6

Total warrants (cost $11,877,
$— and $34,031)				$ 8,276		$ —		$ 4,341

MUNICIPAL BONDS AND NOTES*
(cost $—, $219,976 and $229,975)	Growth —%			Balanced —%			Conservative —%
		Principal		Principal			Principal
Rating**		amount	Value	amount	Value		amount	Value

MI Tobacco Settlement
Fin. Auth. Rev.
Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$ —	$ —	$ 220,000	$ 227,383		$ 230,000	$ 237,719

SHORT-TERM INVESTMENTS*		Growth 12.4%		Balanced 16.3%			Conservative 16.0%
		Principal		Principal			Principal
		amount/	Value	amount/	Value		amount/	Value
		shares		shares			shares

Atlantic Asset Securitization
Corp. for an effective yield
of 5.30%, April 17, 2007		$ 6,000,000	$ 5,985,920	$ —	$ —		$ —	$ —
CAFCO, LLC for an
effective yield of 5.29%,
April 12, 2007		8,300,000	8,286,685	—	—		—	—
CAFCO, LLC for an
effective yield of 5.29%,
May 7, 2007		9,600,000	9,549,507	—	—		—	—
CRC Funding, LLC for an
effective yield of 5.29%,
April 11, 2007		3,900,000	3,894,313	—	—		—	—
Gotham Funding Corp.
for an effective yield of
5.29%, April 12, 2007		—	—	11,000,000	10,982,253		—	—
HBOS Treasury Services PLC
for an effective yield
of 5.25%, April 5, 2007
(United Kingdom)		4,000,000	4,000,002	—	—		3,500,000	3,500,002
Short-term investments
held as collateral for
loaned securities with
yields ranging from 5.10%
to 5.59% and due dates
ranging from April 2, 2007
to May 29, 2007 (d)	94,483,309		94,359,437	79,220,522	79,116,646		15,324,370	15,304,297
Putnam Prime Money
Market Fund (e)	167,224,192		167,224,192	278,147,006	278,147,006		150,442,862	150,442,862

Total short-term investments
(cost $293,300,056,
$368,245,905 and $169,247,161)			$ 293,300,056		$ 368,245,905			$ 169,247,161

TOTAL INVESTMENTS

Total investments (cost $2,150,689,694,
$2,337,220,296 and $1,202,574,397)		$ 2,491,840,940		$ 2,625,303,904			$1,288,558,965

* Percentages indicated are based on net assets as follows:

Growth Portfolio	$2,368,623,613
Balanced Portfolio	2,264,337,560
Conservative Portfolio	1,054,758,414

** The Moody’s or Standard & Poor’s ratings indicated are believed to be the most recent ratings available at March 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2007. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

† † The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡ Restricted, excluding 144A securities, as to public resale. Novelis, Inc. was acquired on various dates from 1/4/06 to 3/29/07 with a cost of $193,300, $218,200 and $106,338 (for Growth, Balanced and Conservative Portfolio, respectively). VFB, LLC was acquired on various dates from 6/22/99 to 1/21/00 with a cost of $230,697 (for Conservative Portfolio). The total market value of restricted securities held by the funds was less than 0.01% of each fund’s net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts for one or more of the funds at March 31, 2007.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(SG) Securities on loan, in part or in entirety, at March 31, 2007 (Growth Portfolio).

(SB) Securities on loan, in part or in entirety, at March 31, 2007 (Balanced Portfolio).

(SC) Securities on loan, in part or in entirety, at March 31, 2007 (Conservative Portfolio).

At March 31, 2007, liquid assets totaling $671,572,445, $790,000,073 and $354,298,682 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2007.

DIVERSIFICATION BY COUNTRY

Growth Portfolio

Australia	1.2%
Austria	0.5
Brazil	0.7
China	0.6
Finland	0.5
France	1.7
Germany	2.0
Hong Kong	0.6
Italy	0.7
Japan	4.7
Netherlands	1.8
Russia	0.7
South Korea	1.2
Spain	0.7
Sweden	1.0
Switzerland	1.4
Taiwan	0.6
United Kingdom	4.8
United States	70.2
Other	4.4

Total	100.0%

Balanced Portfolio

Australia	0.8%
France	1.1
Germany	1.4
Italy	0.5
Japan	3.2
Netherlands	1.4
Spain	0.5
Sweden	0.7
Switzerland	0.9
United Kingdom	3.3
United States	83.5
Other	2.7

Total	100.0%

Conservative Portfolio

Australia	0.5%
France	0.7
Germany	0.8
Japan	1.7
Netherlands	0.8
Switzerland	0.5
United Kingdom	2.2
United States	90.0
Other	2.8

Total	100.0%

Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $374,520,883) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$80,770,483	$79,059,953	4/18/07	$1,710,530
British Pound	55,452,796	55,146,642	6/20/07	306,154
Canadian Dollar	29,252,630	28,969,224	4/18/07	283,406
Danish Krone	854,638	841,772	6/20/07	12,866
Euro	96,169,123	94,989,533	6/20/07	1,179,590
Hong Kong Dollar	2,729,320	2,735,517	5/16/07	(6,197)
Indian Rupee	5,842,593	5,813,101	4/18/07	29,492
Japanese Yen	29,894,670	29,827,157	5/16/07	67,513
Norwegian Krone	56,977,443	56,069,159	6/20/07	908,284
South Korean Won	10,932,780	11,004,034	5/16/07	(71,254)
Swedish Krona	6,245,126	6,206,833	6/20/07	38,293
Swiss Franc	3,883,778	3,857,958	6/20/07	25,820

Total				$4,484,497

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $498,111,441) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$ 23,650,209	$ 23,059,288	4/18/07	$ (590,921)
British Pound	103,192,353	101,179,224	6/20/07	(2,013,129)
Canadian Dollar	14,965,281	14,688,880	4/18/07	(276,401)
Euro	131,834,560	130,243,883	6/20/07	(1,590,677)
Japanese Yen	103,994,579	102,715,947	5/16/07	(1,278,632)
New Zealand Dollar	5,072,631	4,870,614	4/18/07	(202,017)
Norwegian Krone	25,499,230	25,067,530	6/20/07	(431,700)
Singapore Dollar	3,295,535	3,264,113	5/16/07	(31,422)
South African Rand	187,511	192,119	4/18/07	4,608
South Korean Won	10,932,780	10,852,266	5/16/07	(80,514)
Swedish Krona	47,415,293	47,047,542	6/20/07	(367,751)
Swiss Franc	29,299,885	29,144,011	6/20/07	(155,874)
Taiwan Dollar	5,787,902	5,786,024	5/16/07	(1,878)

Total				$(7,016,308)

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	11	$ 1,081,678	Jun-07	$ 2,534
Dow Jones Euro Stoxx 50 Index (Short)	1,697	93,132,815	Jun-07	(5,245,133)
Euro-Bobl 5 yr (Long)	25	3,611,321	Jun-07	(28,435)
Euro-Bund 10 yr (Long)	257	39,437,357	Jun-07	(408,991)
Euro-Bund 10 yr (Short)	113	17,340,161	Jun-07	180,779
Euro-CAC 40 Index (Long)	305	22,994,278	Apr-07	1,338,900
Euro-Dollar 90 day (Short)	127	30,078,363	Jun-07	6,004
Euro-Dollar 90 day (Short)	121	28,775,313	Dec-07	36,733
Euro-Dollar 90 day (Long)	98	23,342,375	Mar-08	32,808
FTSE 100 Index (Short)	234	29,124,600	Jun-07	(1,151,806)
Hang Seng Index (Short)	86	10,938,891	Apr-07	(122,503)
Japanese Government Bond 10 yr (Long)	12	13,667,855	Jun-07	(8,197)
Japanese Government Bond 10 yr (Short)	10	11,389,879	Jun-07	6,755
OMXS 30 Index (Short)	211	3,611,016	Apr-07	(105,784)
Russell 2000 Index Mini (Long)	496	40,076,800	Jun-07	1,071,611
Russell 2000 Index Mini (Short)	910	73,528,000	Jun-07	(2,376,920)
S&P 500 Index (Long)	154	55,101,200	Jun-07	715,594
S&P 500 Index E-Mini (Long)	4,849	347,006,563	Jun-07	6,191,967
S&P 500 Index E-Mini (Short)	941	67,340,313	Jun-07	(1,579,175)
S&P ASX 200 Index (Short)	204	24,898,762	Jun-07	(450,525)
S&P Mid Cap 400 Index E-Mini (Long)	50	4,279,000	Jun-07	87,549
S&P Mid Cap 400 Index E-Mini (Short)	275	23,534,500	Jun-07	(645,425)
S&P/MIB Index (Long)	78	21,365,519	Jun-07	1,086,292
S&P/Toronto Stock Exchange 60 Index (Long)	235	30,833,174	Jun-07	192,350
SGX MSCI Singapore Index (Short)	32	1,675,216	Apr-07	295
Tokyo Price Index (Short)	78	11,367,550	Jun-07	(56,590)
U.K. Gilt 10 yr (Long)	17	3,605,976	Jun-07	(23,123)
U.S. Treasury Bond 20 yr (Long)	66	7,342,500	Jun-07	(38,640)
U.S. Treasury Bond 20 yr (Short)	45	5,006,250	Jun-07	41,626
U.S. Treasury Note 2 yr (Long)	33	6,761,391	Jun-07	20,266
U.S. Treasury Note 2 yr (Short)	23	4,712,484	Jun-07	4,520
U.S. Treasury Note 5 yr (Long)	4	423,188	Jun-07	2,118
U.S. Treasury Note 5 yr (Short)	22	2,327,531	Jun-07	7,053
U.S. Treasury Note 10 yr (Long)	175	18,921,875	Jun-07	59,874
U.S. Treasury Note 10 yr (Short)	20	2,162,500	Jun-07	10,322

Total				$(1,145,297)

WRITTEN OPTIONS OUTSTANDING at 3/31/07 (premiums received $477,767) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank,
N.A. for the obligation to pay a fixed rate of
5.70% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	$1,078,000	May 08 / 5.70	$ 47,432

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 5.70% versus the
three month USD-LIBOR-BBA maturing on May 14, 2018.	1,078,000	May 08 / 5.70	9,594

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing on July 5, 2017.	3,430,000	Jul 07 / 4.55	2,251

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing on July 5, 2017.	3,430,000	Jul 07 / 4.55	167,606

Option on an interest rate swap with Lehman Brothers
International for the obligation to pay a fixed rate of 5.225%
versus the three month USD-LIBOR-BBA maturing
March 5, 2018.	2,032,000	Mar 08 / 5.225	43,519

Option on an interest rate swap with Lehman Brothers
International for the obligation to receive a fixed rate of
5.225% versus the three month USD-LIBOR-BBA maturing
March 5, 2018.	2,032,000	Mar 08 / 5.225	38,986

Total			$309,388

TBA SALE COMMITMENTS OUTSTANDING at 3/31/07 (proceeds receivable $36,181,617) (Unaudited)

	Principal	Settlement
	amount	date	Value

FHLMC, 5s, May 1, 2037	$12,300,000	5/14/07	$11,883,433
FHLMC, 5s, April 1, 2037	6,600,000	4/12/07	6,377,250
FNMA, 6s, April 1, 2037	1,200,000	4/12/07	1,208,813
FNMA, 5 1/2s, April 1, 2037	16,800,000	4/12/07	16,620,187

Total			$36,089,683

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$ 5,500,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(225,778)

786,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	(9,717)

80,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(3,679)

4,800,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	5,515

130,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	4,906

110,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	3,742

260,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	8,556

740,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	19,321

2,500,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(2,619)

1,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	36,425

Citibank, N.A.
4,920,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(56,628)

230,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(7,338)

Credit Suisse First Boston International
13,580,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(261,195)

687,400	7/9/14	4.945%	3 month USD-LIBOR-BBA	6,266

Credit Suisse International
18,500,000	12/4/08	4.9485%	3 month USD-LIBOR-BBA	(188,182)

1,111,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	4,287

269,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	1,111

Deutsche Bank AG
283,084	8/2/22	3 month USD-LIBOR-BBA	5.7756%	13,817

317,679	8/2/32	5.86%	3 month USD-LIBOR-BBA	(20,821)

Goldman Sachs Capital Markets, L.P.
283,084	8/12/22	3 month USD-LIBOR-BBA	5.601%	8,543

317,679	8/12/32	5.689%	3 month USD-LIBOR-BBA	(13,205)

570,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	32,039

639,659	8/1/32	5.919%	3 month USD-LIBOR-BBA	(47,207)

2,448,129	8/15/10	3 month USD-LIBOR-BBA	5.405%	(34,044)

Goldman Sachs International
285,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(12,816)

690,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(19,858)

1,700,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(2,390)

1,846,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	9,751

1,835,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(11,894)

8,287,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(106,015)

1,865,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	408

8,290,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(116,567)

795,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(20,200)

414,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(1,003)

1,243,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	402

JPMorgan Chase Bank, N.A.
4,400,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	13,761

13,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(604,131)

17,000,000	8/25/10	4.4725%	3 month USD-LIBOR-BBA	267,305

1,200,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	32,684

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$ 2,700,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	$ 9,210

466,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(14,998)

2,210,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(97,167)

486,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(1,403)

5,150,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	41,372

685,000	2/23/17	5.211%	3 month USD-LIBOR-BBA	(1,843)

810,000	1/26/17	5.287%	3 month USD-LIBOR-BBA	(6,997)

160,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	6,072

640,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	17,737

644,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	12,373

2,841,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(11,772)

1,859,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	1,575

8,269,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(117,083)

2,763,000	11/14/11	5.0235%	3 month USD-LIBOR-BBA	(37,986)

3,870,000	11/6/16	3 month USD-LIBOR-BBA	5.12%	35,612

2,690,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(38,003)

1,930,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(22,671)

1,457,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	349

739,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(7,148)

7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	99,551

4,353,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(73,806)

Lehman Brothers International (Europe)
965,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(24,575)

2,400,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(36,958)

965,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	24,769

2,400,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	37,179

13,949,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(429,791)

14,433,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	26,379

16,076,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(293,404)

Lehman Brothers Special Financing, Inc.
2,300,000	11/15/26	3 month USD-LIBOR-BBA	5.246%	(2,695)

10,390,000	11/15/08	5.1125%	3 month USD-LIBOR-BBA	(135,526)

1,900,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(29,455)

7,670,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	9,647

21,370,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	253,716

1,530,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(222)

7,140,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(88,705)

7,900,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	14,573

3,000,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	33,421

2,371,000	3/15/17	5.043%	3 month USD-LIBOR-BBA	24,770

141,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	5,859

7,039,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	26,537

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)
Merrill Lynch Capital Services, Inc.
$ 275,120	8/13/12	4.94%	3 month USD-LIBOR-BBA	$ 1,038

283,084	8/12/22	3 month USD-LIBOR-BBA	5.601%	8,543

570,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	32,039

553,964	8/1/12	5.204%	3 month USD-LIBOR-BBA	(4,879)

7,200,000	3/2/11	5.815%	3 month USD-LIBOR-BBA	(217,350)

Morgan Stanley Capital Services, Inc.
1,452,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(1,754)

Total				$(2,270,318)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bear Stearns Bank PLC
$ 4,580,000	6/1/07	41.2 bp plus change in	The spread return of	$ (4,420)
		spread of Lehman	Lehman Brothers Aaa
		Brothers Aaa 8.5+	8.5+ CMBS Index adjusted
		Commercial Mortgage	by modified duration factor
Backed Securities Index
multiplied by the modified
duration factor

Citibank, N.A.

205,145,224	4/11/07	1 month USD-LIBOR-BBA	A basket of shares	(5,841,906)
		minus 30 bp	defined in the term sheet

205,526,028	4/11/07	(1 month USD-LIBOR-BBA	A basket of shares	6,573,030
		minus 30 bp)	defined in the term sheet

47,090,235	1/16/08	3 month	(Russell 2000	(409,703)
		USD-LIBOR-BBA	Total Return Index)

985,000	5/1/07	10 bp plus beginning	The spread return of	(2,850)
		of period nominal spread	Lehman Brothers Aaa
		of Lehman Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by modified
		Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
3,890,000	5/1/07	15 bp plus beginning of	The spread return of	(6,131)
		period nominal spread	Lehman Brothers Aaa
		of Lehman Brothers AAA	8.5+ CMBS Index adjusted
		8.5+ Commercial Mortgage	by modified duration factor
Backed Securities Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A.
$64,087,559	4/4/07	3 month USD-LIBOR-BBA	Russell 2000 Index	$ (555,498)
		minus 90 bp

1,785,000	5/1/07	10 bp plus beginning of	The spread return of	(4,462)
		period nominal spread	Lehman Brothers Aaa
		of Lehman Brothers AAA	8.5+ CMBS Index adjusted by
		8.5+ Commercial Mortgage	modified duration factor
		Backed Securities Index

1,363,000	10/1/07	175 bp plus beginning of	The spread return of	(559)
		period nominal spread	Lehman Brothers AAA
		of Lehman Brothers AAA	8.5+ CMBS Index adjusted by
		8.5+ Commercial Mortgage	modified duration factor
		Backed Securities Index

26,744,041	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(1,204,835)
		minus 30 bp	Telecommunication
			Services Index

56,407,485	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(1,469,887)
		minus 30 bp	Software & Services Index

15,575,537	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	107,915
		minus 30 bp	Consumer Durables &
			Apparel Index

26,021,013	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	128,569
		minus 30 bp	Banks Index

7,816,644	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(152,831)
		minus 30 bp	Food & Staples Retailing
			GICS Industry Group
			Index

14,263,752	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(386,688)
		minus 30 bp	Consumer Services Index

14,201,115	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(19,598)
		minus 30 bp	Household & Personal
			Products Index

7,921,881	4/9/07	1 month USD-LIBOR-BBA	Standard and Poor’s 500	86,225
		minus 30 bp	Semiconductors and
			Semiconductors Equipment
			Industry Group Index

6,193,359	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500 Food	(274,777)
		minus 30 bp	Beverage & Tobacco Index

2,290,465	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(6,035)
		minus 30 bp	Commercial Services &
			Supplies Index

4,258,676	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(353,223)
		minus 30 bp	Energy Index

2,290,631	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors	46,407
		plus 25 bp)	500 Capital Goods Index

6,924,486	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	71,950
		plus 25 bp)	Retailing Index

2,983,939	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	42,370
		plus 25 bp)	Real Estate Index

4,954,159	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	105,008
		plus 25 bp)	Transportation Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$ 18,908,043	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	$ 421,781
		plus 25 bp)	Diversified Financials Index

5,299,931	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	311,070
		plus 25 bp)	Utilities Index

12,485,335	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	252,197
		plus 25 bp)	Health Care Equipment &
			Services Index

20,723,496	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	(11,662)
		plus 25 bp)	Insurance Index

23,452,513	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	282,059
		plus 25 bp)	Pharmaceuticals,
			Biotechnology & Life
			Sciences Index

16,410,733	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	762,233
		plus 25 bp)	Materials Index

27,791,100	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	727,222
		plus 25 bp)	Technology Hardware &
			Equipment Index

39,469,482	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	601,513
		plus 25 bp)	Media Index

90,255,130	9/21/07	3 month USD-LIBOR-BBA	Russell 2000 Total	698,985
		minus 90 bp	Return Index

Lehman Brothers Special Financing, Inc.
3,026,000	10/1/07	30 bp plus beginning of	The spread return of	(1,211)
		period nominal spread	Lehman Brothers AAA
		of Lehman Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial Mortgage	adjusted by modified
		Backed Securities Index	duration factor

3,230,196	3/1/08	(1 month USD-LIBOR-BBA	Lehman Brothers U.S. High	(10,458)
		minus 20 bp)	Yield Index

130,623,080	2/1/08	(1 month USD-LIBOR-BBA	Lehman Brothers US	(507,566)
		plus 15 bp)	Aggregate RBI
			Series 1 Index

3,999,934	4/1/07	(1 year USD-LIBOR-BBA	Lehman Brothers U.S. High	264,897
		minus 35 bp)	Yield Index

Merrill Lynch International
41,900,991	11/27/07	(3 month USD-LIBOR-BBA	Russell 2000 Total	1,466,471
		minus 0.70%)	Return Index

23,010,455	10/26/07	3 month USD-LIBOR-BBA	Russell 2000 Total	(320,358)
		minus 0.85%	Return Index

18,256,672	8/24/07	3 month USD-LIBOR-BBA	Russell 2000 Total	638,992
		minus 0.70%	Return Index

1,465,661	2/5/08	(12 month	MSCI Daily Total Return	(96,754)
		USD-LIBOR-BBA minus	Net Emerging Markets
		300 bp)	India USD Index

Total				$1,947,482

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Citibank, N.A.
Ford Motor Co., 7.45%,
7/16/31	—	$ 65,000	6/20/07	620 bp	$ 925

Visteon Corp., 7%,
3/10/14	—	85,000	6/20/09	605 bp	5,078

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	—	160,000	9/20/07	(487.5 bp)	(2,414)

Ford Motor Co., 7.45%,
7/16/31	—	195,000	9/20/08	725 bp	11,753

Ford Motor Co., 7.45%,
7/16/31	—	35,000	9/20/07	(485 bp)	(524)

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	140,000	3/20/12	(91 bp)	853

Deutsche Bank AG
Ford Motor Co., 7.45%,
7/16/31	—	91,000	6/20/07	595 bp	897

Visteon Corp., 7%,
3/10/14	—	35,000	6/20/09	535 bp	1,595

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	—	65,000	6/20/07	630 bp	695

Goldman Sachs International
General Motors Corp.,
7 1/8%, 7/15/13	—	160,000	9/20/08	620 bp	9,758

General Motors Corp.,
7 1/8%, 7/15/13	—	160,000	9/20/07	(427.5 bp)	(2,097)

General Motors Corp.,
7 1/8%, 7/15/13	—	35,000	9/20/07	(425 bp)	(455)

General Motors Corp.,
7 1/8%, 7/15/13	—	35,000	9/20/08	620 bp	2,134

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	35,000	9/20/11	(108 bp)	(182)

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	—	1,363,000	3/15/49	(70 bp)	(181)

Ford Motor Co., 7.45%,
7/16/31	—	65,000	6/20/07	635 bp	951

Ford Motor Co., 7.45%,
7/16/31	—	85,000	6/20/07	665 bp	1,131

Ford Motor Co., 7.45%,
7/16/31	—	25,000	9/20/07	(345 bp)	(250)

Ford Motor Co., 7.45%,
7/16/31	—	25,000	9/20/08	550 bp	984

General Motors Corp.,
7 1/8%, 7/15/13	—	25,000	9/20/07	(350 bp)	(250)

General Motors Corp.,
7 1/8%, 7/15/13	—	25,000	9/20/08	500 bp	1,092

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.
DJ CDX NA CMBX AAA Index	—	$3,026,000	3/15/49	(700 bp)	$ (412)

DJ CDX NA HY Series 7
Index	$(178,125)	5,000,000	12/20/11	325 bp	(39,106)

Goodyear Tire & Rubber,
7.857%, 8/15/11	—	195,000	3/20/12	185 bp	2,001

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	—	80,000	9/20/07	(345 bp)	(837)

Ford Motor Co., 7.45%,
7/16/31	—	80,000	9/20/08	570 bp	3,377

General Motors Corp.,
7 1/8%, 7/15/13	—	110,000	9/20/07	(335 bp)	(1,225)

General Motors Corp.,
7 1/8%, 7/15/13	—	110,000	9/20/08	500 bp	4,804

Morgan Stanley Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	—	30,000	9/20/07	(345 bp)	(353)

Ford Motor Co., 7.45%,
7/16/31	—	30,000	9/20/08	560 bp	1,223

General Motors Corp.,
7 1/8%, 7/15/13	—	30,000	9/20/07	(335 bp)	(256)

General Motors Corp.,
7 1/8%, 7/15/13	—	30,000	9/20/08	500 bp	1,310

Visteon Corp., 7%,
3/10/14	—	56,314	6/20/09	535 bp	1,883

Total					$ 3,902

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $368,677,620) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$80,132,416	$78,424,354	4/18/07	$1,708,062
British Pound	53,698,236	53,398,060	6/20/07	300,176
Canadian Dollar	28,381,152	28,062,062	4/18/07	319,090
Euro	92,983,299	91,846,804	6/20/07	1,136,495
Hong Kong Dollar	1,613,793	1,617,457	5/16/07	(3,664)
Indian Rupee	5,665,731	5,637,132	4/18/07	28,599
Japanese Yen	31,123,003	31,053,849	5/16/07	69,154
Norwegian Krone	56,706,403	55,830,608	6/20/07	875,795
South Korean Won	10,704,654	10,774,421	5/16/07	(69,767)
Swedish Krona	6,069,042	6,032,145	6/20/07	36,897
Swiss Franc	6,040,890	6,000,728	6/20/07	40,162

Total				$4,440,999

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $474,276,223) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$ 24,378,321	$ 23,678,475	4/18/07	$ (699,846)
British Pound	100,387,811	98,429,545	6/20/07	(1,958,266)
Canadian Dollar	15,025,862	14,748,637	4/18/07	(277,225)
Danish Krone	1,005,267	990,132	6/20/07	(15,135)
Euro	126,005,030	124,652,543	6/20/07	(1,352,487)
Japanese Yen	97,724,311	96,393,536	5/16/07	(1,330,775)
New Zealand Dollar	5,105,232	4,901,916	4/18/07	(203,316)
Norwegian Krone	20,477,524	20,171,199	6/20/07	(306,325)
Singapore Dollar	3,671,286	3,636,280	5/16/07	(35,006)
South Korean Won	10,704,654	10,625,820	5/16/07	(78,834)
Swedish Krona	44,872,585	44,526,774	6/20/07	(345,811)
Swiss Franc	26,046,523	25,910,492	6/20/07	(136,031)
Taiwan Dollar	5,612,696	5,610,874	5/16/07	(1,822)

Total				$(6,740,879)

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	14	$ 1,376,681	Jun-07	$ 3,225
Dow Jones Euro Stoxx 50 Index (Short)	1,565	85,888,542	Jun-07	(4,795,463)
Euro-Bobl 5 yr (Long)	31	4,478,038	Jun-07	(35,259)
Euro-Bund 10 yr (Long)	299	45,882,373	Jun-07	(475,828)
Euro-Bund 10 yr (Short)	135	20,716,122	Jun-07	215,974
Euro-CAC 40 Index (Long)	294	22,164,976	Apr-07	1,290,612
Euro-Dollar 90 day (Short)	550	130,796,875	Dec-07	167,204
Euro-Dollar 90 day (Long)	424	100,991,500	Mar-08	141,947
FTSE 100 Index (Short)	254	31,613,882	Jun-07	(1,250,251)
Japanese Government Bond 10 yr (Long)	15	17,084,819	Jun-07	(10,246)
Japanese Government Bond 10 yr (Short)	14	15,945,831	Jun-07	9,456
OMXS 30 Index (Short)	206	3,525,447	Apr-07	(103,277)
Russell 2000 Index Mini (Long)	304	24,563,200	Jun-07	685,361
Russell 2000 Index Mini (Short)	357	28,845,600	Jun-07	(932,484)
S&P 500 Index (Long)	67	23,972,600	Jun-07	278,690
S&P 500 Index E-Mini (Long)	3,813	272,867,813	Jun-07	4,869,039
S&P 500 Index E-Mini (Short)	963	68,914,688	Jun-07	(1,596,953)
S&P ASX 200 Index (Short)	163	19,894,598	Jun-07	(359,978)
S&P Mid Cap 400 Index E-Mini (Long)	22	1,882,760	Jun-07	37,155
S&P Mid Cap 400 Index E-Mini (Short)	268	22,935,440	Jun-07	(628,996)
S&P/MIB Index (Long)	76	20,817,685	Jun-07	1,058,438
S&P/Toronto Stock Exchange 60 Index (Long)	178	23,354,489	Jun-07	145,695
SGX MSCI Singapore Index (Short)	31	1,622,865	Apr-07	287
Tokyo Price Index (Short)	76	11,076,074	Jun-07	(55,138)
U.K. Gilt 10 yr (Long)	22	4,666,558	Jun-07	(29,923)
U.S. Treasury Bond 20 yr (Long)	166	18,467,500	Jun-07	(118,250)
U.S. Treasury Note 2 yr (Short)	345	70,687,266	Jun-07	46,960
U.S. Treasury Note 5 yr (Long)	3	317,391	Jun-07	1,588
U.S. Treasury Note 10 yr (Long)	670	72,443,750	Jun-07	256,428
U.S. Treasury Note 10 yr (Short)	13	1,405,625	Jun-07	(5,509)

Total				$(1,189,496)

WRITTEN OPTIONS OUTSTANDING at 3/31/07 (premiums received $2,027,225) (Unaudited)

			Contract	Expiration date/
			amount	strike price	Value

S&P 500 Index Depository Receipts
(SPDR Trust Series I) (Call)			$51,689	Apr 07 / $150.94	$ 930
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing on July 5, 2017.			19,820,000	Jul 07 / 4.55	13,010
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing on July 5, 2017.			19,820,000	Jul 07 / 4.55	968,492
Option on an interest rate swap with Lehman Brothers
International for the obligation to pay a fixed rate of 5.225%
versus the three month USD-LIBOR-BBA maturing
March 5, 2018.			7,124,000	Mar 08 / 5.225	152,575
Option on an interest rate swap with Lehman Brothers
International for the obligation to receive a fixed rate of 5.225%
versus the three month USD-LIBOR-BBA maturing
March 5, 2018.			7,124,000	Mar 08 / 5.225	136,681

Total					$1,271,688

TBA SALE COMMITMENTS OUTSTANDING at 3/31/07 (proceeds receivable $180,473,930) (Unaudited)

			Principal	Settlement
			amount	date	Value

FHLMC, 5s, May 1, 2037			$ 53,600,000	5/14/07	$ 51,784,718
FHLMC, 5s, April 1, 2037			29,000,000	4/12/07	28,014,453
FNMA, 6s, April 1, 2037			1,100,000	4/12/07	1,108,078
FNMA, 5 1/2s, April 1, 2037			100,200,000	4/12/07	99,127,550

Total					$180,034,799

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

		Payments		Payments	Unrealized
Swap counterparty /	Termination	made by		received by	appreciation/
Notional amount	date	fund per annum		fund per annum	(depreciation)
Bank of America, N.A.

$1,500,000	9/1/15	3 month USD-LIBOR-BBA	4.53%		$ (61,576)

1,470,000	10/2/16	5.15631%		3 month USD-LIBOR-BBA	(18,172)

8,600,000	10/21/15	4.943%		3 month USD-LIBOR-BBA	9,882

800,000	6/24/15	4.39%		3 month USD-LIBOR-BBA	30,191

660,000	6/23/15	4.45%		3 month USD-LIBOR-BBA	22,452

1,590,000	6/23/15	4.466%		3 month USD-LIBOR-BBA	52,321

4,410,000	6/17/15	4.555%		3 month USD-LIBOR-BBA	115,143

53,000,000	5/21/07	3.95%		3 month USD-LIBOR-BBA	(329,557)

18,600,000	4/6/10	4.6375%		3 month USD-LIBOR-BBA	(19,487)

27,200,000	1/14/10	3 month USD-LIBOR-BBA	4.106%		(672,452)

17,346,000	12/22/09	3.965%		3 month USD-LIBOR-BBA	272,547

7,100,000	3/30/09	3.075%		3 month USD-LIBOR-BBA	258,617

20,743,000	1/28/24	3 month USD-LIBOR-BBA		5.2125%	(296,916)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
$13,500,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	$(155,385)

900,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(28,710)

Credit Suisse First Boston International
9,662,000	3/9/09	3 month USD-LIBOR-BBA	3.195%	(334,684)

Credit Suisse International
2,060,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	7,949

802,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	3,313

Deutsche Bank AG
1,251,434	8/2/22	3 month USD-LIBOR-BBA	5.7756%	61,083

1,404,369	8/2/32	5.86%	3 month USD-LIBOR-BBA	(92,040)

Goldman Sachs Capital Markets, L.P.
1,251,434	8/12/22	3 month USD-LIBOR-BBA	5.601%	37,765

1,404,369	8/12/32	5.689%	3 month USD-LIBOR-BBA	(58,375)

2,515,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	141,361

2,822,353	8/1/32	5.919%	3 month USD-LIBOR-BBA	(208,292)

9,013,565	8/15/10	3 month USD-LIBOR-BBA	5.405%	(125,346)

Goldman Sachs International
1,095,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(49,242)

2,770,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(79,720)

6,080,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(8,549)

4,999,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	26,405

7,431,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(48,166)

33,572,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(429,484)

7,686,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	1,681

34,166,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(480,412)

1,464,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(37,198)

2,762,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(6,687)

8,657,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	2,799

JPMorgan Chase Bank, N.A.
7,800,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	24,395

4,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(185,887)

12,700,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	345,910

24,400,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	83,231

2,690,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(86,573)

13,300,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(584,763)

960,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	36,429

3,840,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	106,422

42,206,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	810,865

4,472,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(18,529)

37,730,000	12/7/08	3 month USD-LIBOR-BBA	4.8485%	309,469

16,210,000	12/7/26	5.036%	3 month USD-LIBOR-BBA	455,729

7,664,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	6,490

34,078,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(482,521)

12,180,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(172,073)

8,750,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(102,782)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$20,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	$ (418,403)

10,143,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	2,432

1,368,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(13,231)

3,238,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(9,354)

18,126,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	145,612

3,084,000	2/23/17	5.211%	3 month USD-LIBOR-BBA	(8,301)

35,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	497,753

Lehman Brothers International (Europe)
4,452,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(113,376)

11,076,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(170,561)

4,452,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	114,271

11,076,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	171,579

51,091,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(1,574,199)

40,316,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(735,812)

37,352,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	68,267

25,180,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(152,572)

Lehman Brothers Special Financing, Inc.
4,560,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(70,691)

10,730,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	13,496

36,430,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	432,515

15,850,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(2,298)

20,700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	230,604

18,750,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(232,944)

622,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	25,845

55,000,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	101,456

46,963,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	177,051

Merrill Lynch Capital Services, Inc.
1,216,226	8/13/12	4.94%	3 month USD-LIBOR-BBA	4,588

1,251,434	8/12/22	3 month USD-LIBOR-BBA	5.601%	37,765

2,515,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	141,361

2,444,243	8/1/12	5.204%	3 month USD-LIBOR-BBA	(21,531)

Morgan Stanley Capital Services, Inc.
5,473,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(6,610)

Total				$(3,316,417)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bear Stearns Bank PLC
$ 16,710,000	6/1/07	41.2 bp plus change in	The spread return of	$ (16,125)
		spread of Lehman	Lehman Brothers Aaa
		Brothers Aaa 8.5+	8.5+ CMBS Index
		Commercial Mortgage	adjusted by modified
		Backed Securities Index	duration factor
multiplied by the modified
duration factor

Citibank, N.A.
172,681,811	4/11/07	1 month USD-LIBOR-BBA	A basket of shares	(4,917,448)
		minus 30 bp	defined in the term sheet

51,576,606	1/16/08	3 month USD-LIBOR-BBA	(Russell 2000 Total	(448,736)
Return Index)

173,002,354	4/11/07	(1 month USD-LIBOR-BBA	A basket of shares	5,532,875
		plus 25 bp)	defined in the term sheet

5,285,000	5/1/07	10 bp plus beginning	The spread return of	(15,293)
		of period nominal spread	Lehman Brothers Aaa
		of Lehman Brothers AAA	8.5+ CMBS Index adjusted
		8.5+ Commercial Mortgage	by modified duration factor
Backed Securities Index

Goldman Sachs International
768,000	9/15/11	678 bp (1 month	Ford Credit Auto Owner	3,450
		USD-LIBOR-BBA)	Trust Series 2005-B
Class D

7,190,000	5/1/07	15 bp plus beginning	The spread return of	(11,331)
		of period nominal	Lehman Brothers Aaa
		spread of Lehman Brothers	8.5+ CMBS Index
		AAA 8.5+ Commercial	adjusted by modified
		Mortgage Backed	duration factor
Securities Index

JPMorgan Chase Bank, N.A.
153,920,661	4/4/07	3 month USD-LIBOR-BBA	Russell 2000 Index	(1,334,154)
minus 90 bp

5,285,000	5/1/07	10 bp plus beginning of	The spread return of	(13,212)
		period nominal spread of	Lehman Brothers Aaa
		Lehman Brothers AAA	8.5+ CMBS Index adjusted
		8.5+ Commercial Mortgage	by modified duration factor
Backed Securities Index

3,886,000	10/1/07	175 bp plus beginning of	The spread return of	(1,593)
		period nominal spread of	Lehman Brothers AAA
		Lehman Brothers AAA	8.5+ CMBS Index adjusted
		8.5+ Commercial Mortgage	by modified duration factor
Backed Securities Index

27,242,465	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(1,227,290)
		minus 30 bp	Telecommunication
Services Index

53,685,908	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(1,398,967)
		minus 30 bp	Software & Services Index

13,477,745	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	93,380
		minus 30 bp	Consumer Durables &
Apparel Index

25,409,486	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	125,547
		minus 30 bp	Banks Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$ 8,073,511	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	$ (157,854)
		minus 30 bp	Food & Staples Retailing
			GICS Industry Group Index

14,356,049	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(389,190)
		minus 30 bp	Consumer Services Index

12,354,532	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(17,050)
		minus 30 bp	Household & Personal
			Products Index

8,392,032	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	91,342
		minus 30 bp	Semiconductors and
			Semiconductors Equipment
			Industry Group Index

2,246,299	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(5,918)
		minus 30 bp	Commercial Services &
			Supplies Index

3,945,462	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(327,245)
		minus 30 bp	Energy Index

6,358,024	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	66,064
		plus 25 bp)	Retailing Index

2,900,137	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	41,179
		plus 25 bp)	Real Estate Index

4,848,999	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	102,778
		plus 25 bp)	Transportation Index

18,396,336	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	410,365
		plus 25 bp)	Diversified Financials Index

5,337,518	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	313,276
		plus 25 bp)	Utilities Index

12,401,060	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	250,495
		plus 25 bp)	Health Care Equipment &
			Services Index

20,396,388	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	(11,479)
		plus 25 bp)	Insurance Index

23,169,415	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	278,655
		plus 25 bp)	Pharmaceuticals,
			Biotechnology & Life
			Sciences Index

16,245,302	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	754,551
		plus 25 bp)	Materials Index

26,851,238	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	702,628
		plus 25 bp)	Technology Hardware &
			Equipment Index

38,631,275	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	588,738
		plus 25 bp)	Media Index

6,351,526	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(281,795)
		minus 30 bp	Food Beverage &
			Tobacco Index

24,539,792	9/21/07	3 month USD-LIBOR-BBA	Russell 2000 Total	190,050
		minus 90 bp	Return Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Merrill Lynch International
$ 10,473,930	11/27/07	(3 month USD-LIBOR-BBA	Russell 2000 Total	$ 366,143
		minus 0.70%)	Return Index

17,438,804	10/26/07	3 month USD-LIBOR-BBA	Russell 2000 Total	(242,787)
		minus 0.85%	Return Index

Lehman Brothers Special Financing, Inc.
8,625,000	10/1/07	30 bp plus beginning of	The spread return of	(3,450)
		period nominal spread	Lehman Brothers AAA
		of Lehman Brothers AAA	8.5+ CMBS Index adjusted
		8.5+ Commercial	by modified duration factor
Mortgage Backed
Securities Index

3,969,769	3/1/08	(1 month USD-LIBOR-BBA	Lehman Brothers U.S.	(12,852)
		minus 20 bp)	High Yield Index

106,209,826	2/1/08	(1 month USD-LIBOR-BBA	Lehman Brothers US	(412,702)
		plus 15 bp)	Aggregate RBI Series 1 Index

Total				$(1,334,955)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)
Bank of America, N.A.

DJ CDX NA IG Series 8
Index	$(3,467)	$7,225,000	6/20/17	(60 bp)	$ 8,243

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	160,000	9/20/11	(111 bp)	(1,024)

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	65,000	6/20/11	(101 bp)	(294)

Citibank, N.A.
Ford Motor Co., 7.45%,
7/16/31	—	75,000	6/20/07	620 bp	1,068

Visteon Corp., 7%,
3/10/14	—	100,000	6/20/09	605 bp	5,975

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	—	180,000	9/20/07	(487.5 bp)	(2,715)

Ford Motor Co., 7.45%,
7/16/31	—	220,000	9/20/08	725 bp	13,259

Ford Motor Co., 7.45%,
7/16/31	—	40,000	9/20/07	(485 bp)	(599)

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	135,000	3/20/12	(91 bp)	822

Deutsche Bank AG
DJ CDX NA IG Series 7	—	850,000	12/20/13	(50 bp)	326

DJ CDX NA IG Series 7
Index	14,430	5,320,000	12/20/11	(40 bp)	8,082

DJ CDX NA IG Series 7
Index 7-10% tranche	—	850,000	12/20/13	55 bp	2,742

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Deutsche Bank AG continued
DJ CDX NA IG Series 8
Index 7-10% tranche	$ —	$ 1,107,000	6/20/12	22 bp	$ 782

Ford Motor Co., 7.45%,
7/16/31	—	105,000	6/20/07	595 bp	1,035

France Telecom, 7.25%,
1/28/13	—	410,000	6/20/16	70 bp	8,546

Visteon Corp., 7%,
3/10/14	—	35,000	6/20/09	535 bp	1,595

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	—	75,000	6/20/07	630 bp	802

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	—	1,804,000	(a)	2.461%	125,569

DJ CDX NA IG Series 7
Index	(2,964)	25,910,000	12/20/11	(40 bp)	(33,884)

DJ CDX NA IG Series 7
Index	—	1,420,000	12/20/13	(50 bp)	544

DJ CDX NA IG Series 7
Index	—	6,775,000	12/20/13	(50 bp)	(4,138)

DJ CDX NA IG Series 7
Index 7-10% tranche	—	1,420,000	12/20/13	56 bp	8,339

DJ CDX NA IG Series 7
Index 7-10% tranche	3,810	6,775,000	12/20/13	48 bp	3,463

DJ CDX NA IG Series 8
Index	716	7,220,000	6/20/17	(60 bp)	12,418

General Motors Corp.,
7 1/8%, 7/15/13	—	180,000	9/20/08	620 bp	10,978

General Motors Corp.,
7 1/8%, 7/15/13	—	180,000	9/20/07	(427.5 bp)	(2,359)

General Motors Corp.,
7 1/8%, 7/15/13	—	40,000	9/20/07	(425 bp)	(520)

General Motors Corp.,
7 1/8%, 7/15/13	—	40,000	9/20/08	620 bp	2,440

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	45,000	9/20/11	(108 bp)	(233)

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	—	3,886,000	3/15/49	(70 bp)	(518)

Ford Motor Co., 7.45%,
7/16/31	—	75,000	6/20/07	635 bp	1,097

Ford Motor Co., 7.45%,
7/16/31	—	100,000	6/20/07	665 bp	1,332

Ford Motor Co., 7.45%,
7/16/31	—	30,000	9/20/07	(345 bp)	(300)

Ford Motor Co., 7.45%,
7/16/31	—	30,000	9/20/08	550 bp	1,180

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
General Motors Corp.,
7 1/8%, 7/15/13	$ —	$ 30,000	9/20/07	(350 bp)	$ (300)

General Motors Corp.,
7 1/8%, 7/15/13	—	30,000	9/20/08	500 bp	1,310

Lehman Brothers Special Financing, Inc.
DJ CDX NA CMBX AAA Index	—	8,625,000	3/15/49	(700 bp)	(1,173)

DJ CDX NA IG Series 7
Index	830	1,400,000	12/20/13	(50 bp)	1,367

DJ CDX NA IG Series 7
Index 7-10% tranche	—	1,400,000	12/20/13	54.37 bp	4,060

Goodyear Tire & Rubber,
7.857%, 8/15/11	—	145,000	3/20/12	185 bp	1,487

Hilton Hotels, 7 5/8%,
12/1/12	—	320,000	6/20/13	94 bp	(3,737)

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	—	90,000	9/20/07	(345 bp)	(941)

Ford Motor Co., 7.45%,
7/16/31	—	90,000	9/20/08	570 bp	3,799

General Motors Corp.,
7 1/8%, 7/15/13	—	125,000	9/20/07	(335 bp)	(1,393)

General Motors Corp.,
7 1/8%, 7/15/13	—	125,000	9/20/08	500 bp	5,459

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	879	1,480,000	12/20/13	(50 bp)	1,446

DJ CDX NA IG Series 7
Index, 7-10% tranche	—	1,480,000	12/20/13	53 bp	3,950

DJ CDX NA IG Series 8
Index	—	7,165,000	6/20/17	(60 bp)	(1,816)

DJ CDX NA IG Series 8
Index	(509)	553,500	6/20/12	(35 bp)	178

Ford Motor Co., 7.45%,
7/16/31	—	30,000	9/20/07	(345 bp)	(352)

Ford Motor Co., 7.45%,
7/16/31	—	30,000	9/20/08	560 bp	1,223

General Motors Corp.,
7 1/8%, 7/15/13	—	30,000	9/20/07	(335 bp)	(256)

General Motors Corp.,
7 1/8%, 7/15/13	—	30,000	9/20/08	500 bp	1,310

Visteon Corp., 7%,
3/10/14	—	66,553	6/20/09	535 bp	2,226

Total					$191,900

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $87,900,464) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$18,634,625	$18,241,643	4/18/07	$ 392,982
British Pound	12,724,828	12,651,321	6/20/07	73,507
Canadian Dollar	6,485,702	6,422,523	4/18/07	63,179
Danish Krone	844,194	831,485	6/20/07	12,709
Euro	21,601,053	21,338,595	6/20/07	262,458
Hong Kong Dollar	382,381	383,250	5/16/07	(869)
Indian Rupee	1,327,880	1,321,178	4/18/07	6,702
Japanese Yen	7,723,945	7,713,780	5/16/07	10,165
Norwegian Krone	13,354,544	13,147,128	6/20/07	207,416
Singapore Dollar	432,413	428,291	5/16/07	4,122
South Korean Won	2,476,341	2,492,481	5/16/07	(16,140)
Swedish Krona	1,423,208	1,414,539	6/20/07	8,669
Swiss Franc	1,524,373	1,514,250	6/20/07	10,123

Total				$1,035,023

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $120,412,764) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$ 5,385,755	$ 5,247,005	4/18/07	$ (138,750)
British Pound	27,700,603	27,156,620	6/20/07	(543,983)
Canadian Dollar	3,235,690	3,176,090	4/18/07	(59,600)
Euro	34,373,142	33,940,067	6/20/07	(433,075)
Japanese Yen	26,795,089	26,384,743	5/16/07	(410,346)
Norwegian Krone	3,837,526	3,788,571	6/20/07	(48,955)
South Korean Won	2,476,341	2,458,105	5/16/07	(18,236)
Swedish Krona	10,388,418	10,308,581	6/20/07	(79,837)
Swiss Franc	6,673,626	6,637,960	6/20/07	(35,666)
Taiwan Dollar	1,315,449	1,315,022	5/16/07	(427)

Total				$(1,768,875)

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	13	$ 1,278,346	Jun-07	$ 2,994
Dow Jones Euro Stoxx 50 Index (Short)	827	45,386,470	Jun-07	(2,614,409)
Euro-Bobl 5 yr (Long)	28	4,044,679	Jun-07	(31,847)
Euro-Bund 10 yr (Long)	242	37,135,566	Jun-07	(385,119)
Euro-Bund 10 yr (Short)	137	21,023,027	Jun-07	219,175
Euro-CAC 40 Index (Long)	135	10,177,795	Apr-07	592,628
Euro-Dollar 90 day (Short)	606	144,114,375	Dec-07	184,314
Euro-Dollar 90 day (Long)	465	110,757,188	Mar-08	155,673
FTSE 100 Index (Short)	134	16,678,189	Jun-07	(659,580)
Japanese Government Bond 10 yr (Long)	14	15,945,831	Jun-07	(9,563)
Japanese Government Bond 10 yr (Short)	12	13,667,855	Jun-07	8,105
OMXS 30 Index (Short)	142	2,430,162	Apr-07	(71,191)
Russell 2000 Index Mini (Long)	130	10,504,000	Jun-07	298,461
Russell 2000 Index Mini (Short)	105	8,484,000	Jun-07	(274,260)
S&P 500 Index (Long)	27	9,660,600	Jun-07	126,401
S&P 500 Index E-Mini (Long)	280	20,037,500	Jun-07	357,547
S&P 500 Index E-Mini (Short)	694	49,664,375	Jun-07	(1,058,871)
S&P ASX 200 Index (Short)	20	2,441,055	Jun-07	(44,169)
S&P Mid Cap 400 Index E-Mini (Long)	9	770,220	Jun-07	15,650
S&P Mid Cap 400 Index E-Mini (Short)	123	10,526,340	Jun-07	(288,681)
S&P/MIB Index (Long)	36	9,861,009	Jun-07	501,366
S&P/Toronto Stock Exchange 60 Index (Long)	78	10,233,990	Jun-07	63,844
SGX MSCI Singapore Index (Short)	22	1,151,711	Apr-07	203
Tokyo Price Index (Short)	53	7,724,104	Jun-07	(38,452)
U.K. Gilt 10 yr (Long)	20	4,242,325	Jun-07	(27,203)
U.S. Treasury Bond 20 yr (Long)	115	12,793,750	Jun-07	(103,724)
U.S. Treasury Note 2 yr (Short)	25	5,122,266	Jun-07	3,421
U.S. Treasury Note 5 yr (Long)	65	6,876,797	Jun-07	34,409
U.S. Treasury Note 10 yr (Long)	511	55,251,875	Jun-07	174,782

Total				$(2,868,096)

WRITTEN OPTIONS OUTSTANDING at 3/31/07 (premiums received $1,764,729) (Unaudited)

			Contract	Expiration date/
			amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing on July 5, 2017.			$15,880,000	Jul 07 / 4.55	$ 10,424

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing on July 5, 2017.			15,880,000	Jul 07 / 4.55	775,966

Option on an interest rate swap with Lehman Brothers
International for the obligation to pay a fixed rate of 5.225%
versus the three month USD-LIBOR-BBA maturing
March 5, 2018.			7,746,000	Mar 08 / 5.225	165,896

Option on an interest rate swap with Lehman Brothers
International for the obligation to receive a fixed rate of 5.225%
versus the three month USD-LIBOR-BBA maturing
March 5, 2018.			7,746,000	Mar 08 / 5.225	148,616

Total					$1,100,902

TBA SALE COMMITMENTS OUTSTANDING at 3/31/07 (proceeds receivable $142,658,625) (Unaudited)

			Principal	Settlement
			amount	date	Value

FHLMC, 5s, May 1, 2037			$46,100,000	5/14/07	$ 44,538,722
FHLMC, 5s, April 1, 2037			25,000,000	4/12/07	24,156,250
FNMA, 6s, April 1, 2037			1,000,000	4/12/07	1,007,344
FNMA, 5 1/2s, April 1, 2037			73,400,000	4/12/07	72,614,392

Total					$142,316,708

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

		Payments	Payments		Unrealized
Swap counterparty /	Termination	made by	received by		appreciation/
Notional amount	date	fund per annum	fund per annum		(depreciation)

Bank of America, N.A.
$ 5,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%		$(205,253)

1,725,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA		(21,323)

6,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA		7,239

770,000	6/24/15	4.39%	3 month USD-LIBOR-BBA		29,059

640,000	6/23/15	4.45%	3 month USD-LIBOR-BBA		21,772

1,540,000	6/23/15	4.466%	3 month USD-LIBOR-BBA		50,675

4,260,000	6/17/15	4.555%	3 month USD-LIBOR-BBA		111,227

51,000,000	5/21/07	3.95%	3 month USD-LIBOR-BBA		(317,121)

15,300,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA		(16,030)

12,300,000	1/14/10	3 month USD-LIBOR-BBA	4.106%		(304,087)

13,689,000	12/22/09	3.965%	3 month USD-LIBOR-BBA		215,087

7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA		254,975

18,177,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%		(260,186)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
$18,650,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	$(214,661)

910,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(29,029)

Credit Suisse First Boston International
19,400,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	309,895

Credit Suisse International
2,464,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	9,508

887,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	3,664

Deutsche Bank AG
824,399	8/2/22	3 month USD-LIBOR-BBA	5.7756%	40,239

925,147	8/2/32	5.86%	3 month USD-LIBOR-BBA	(60,633)

Goldman Sachs Capital Markets, L.P.
824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%	24,878

925,147	8/12/32	5.689%	3 month USD-LIBOR-BBA	(38,455)

1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	92,742

1,851,643	8/1/32	5.919%	3 month USD-LIBOR-BBA	(136,652)

5,675,208	8/15/10	3 month USD-LIBOR-BBA	5.405%	(78,921)

Goldman Sachs International
1,017,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(45,734)

2,770,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(79,720)

6,330,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(8,901)

5,193,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	27,430

5,821,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(37,731)

26,326,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(336,786)

6,109,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	1,335

27,184,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(382,237)

1,660,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(42,178)

6,031,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(14,601)

19,018,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	6,149

JPMorgan Chase Bank, N.A.
5,700,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	17,827

12,600,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(585,543)

14,800,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	403,108

25,700,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	87,666

2,156,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(69,387)

12,900,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(567,176)

920,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	34,910

3,710,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	102,819

2,932,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	56,330

3,882,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(16,085)

6,092,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	5,159

27,115,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(383,930)

13,990,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(197,644)

10,050,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(118,052)

22,000,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(444,680)

22,282,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	5,343

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$ 1,659,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	$ (16,046)

31,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	440,867

7,069,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(20,420)

17,583,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	141,250

5,163,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(87,541)

Lehman Brothers International (Europe)
5,046,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(128,503)

12,553,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(193,305)

5,046,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	129,518

12,553,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	194,460

26,397,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(813,336)

24,138,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(440,545)

29,401,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	53,735

26,210,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(158,812)

Lehman Brothers Special Financing, Inc.
3,010,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(46,662)

3,990,000	1/29/16	3 month USD-LIBOR-BBA	5.02%	5,019

17,700,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	210,143

20,650,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(2,994)

41,960,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(521,298)

410,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	17,036

14,300,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	159,306

38,000,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	70,097

6,002,000	8/3/08	5.425%	3 month USD-LIBOR-BBA	(22,628)

Merrill Lynch Capital Services, Inc.
801,206	8/13/12	4.94%	3 month USD-LIBOR-BBA	3,023

824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%	24,878

1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	92,742

1,603,579	8/1/12	5.204%	3 month USD-LIBOR-BBA	(14,126)

Morgan Stanley Capital Services, Inc.
1,850,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(2,234)

Total				$(4,020,076)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bear Stearns Bank PLC
$15,930,000	6/1/07	41.2 bp plus change in	The spread return of	$ (15,372)
		spread of Lehman Brothers	Lehman Brothers Aaa
		Aaa 8.5+ Commercial	8.5+ CMBS Index adjusted
		Mortgage Backed	by modified duration
		Securities Index multiplied	factor
by the modified
duration factor

Citibank, N.A.
60,359,917	4/11/07	1 month USD-LIBOR-BBA	A basket of shares	(1,718,865)
		minus 30 bp	defined in the term sheet

60,471,961	4/11/07	(1 month USD-LIBOR-BBA	A basket of shares	1,933,984
		plus 25 bp)	defined in the term sheet

5,420,000	5/1/07	10 bp plus beginning	The spread return of	(15,684)
		of period nominal	Lehman Brothers Aaa
		spread of Lehman	8.5+ CMBS Index adjusted
		Brothers AAA 8.5+	by modified factor
Commercial Mortgage
Backed Securities Index

Goldman Sachs International
846,000	9/15/11	678 bp (1 month	Ford Credit Auto Owner	3,801
		USD-LIBOR-BBA)	Trust Series 2005-B
Class D

7,900,000	5/1/07	15 bp plus beginning	The spread return of	(12,450)
		of period nominal	Lehman Brothers Aaa
		spread of Lehman	8.5+ CMBS Index adjusted
		Brothers AAA 8.5+	by modified duration
		Commercial Mortgage	factor
Backed Securities Index

JPMorgan Chase Bank, N.A.
17,160,366	4/4/07	3 month USD-LIBOR-BBA	Russell 2000 Index	(148,743)
minus 90 bp

5,420,000	5/1/07	10 bp plus beginning	The spread return of	(13,550)
		of period nominal	Lehman Brothers Aaa
		spread of Lehman	8.5+ CMBS Index adjusted
		Brothers AAA 8.5+	by modified duration
		Commercial Mortgage	factor
Backed Securities Index

3,339,000	10/1/07	175 bp plus beginning	The spread return of	(1,369)
		of period nominal	Lehman Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA 8.5+	adjusted by modified
		Commercial Mortgage	duration factor
Backed Securities Index

9,536,201	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(429,612)
		minus 30 bp	Telecommunication
Services Index

18,757,828	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(488,799)
		minus 30 bp	Software & Services Index

4,715,752	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	32,672
		minus 30 bp	Consumer Durables &
Apparel Index

11,457,570	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	56,611
		minus 30 bp	Banks Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued
$ 6,264,016	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	$ (122,474)
		minus 30 bp	Food & Staples Retailing
			GICS Industry Group Index

6,811,432	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(184,656)
		minus 30 bp	Consumer Services Index

4,296,420	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(5,929)
		minus 30 bp	Household & Personal
			Products Index

5,973,059	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	65,013
		minus 30 bp	Semiconductors and
			Semiconductors
			Equipment Industry
			Group Index

3,105,606	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(137,785)
		minus 30 bp	Food Beverage &
			Tobacco Index

1,650,153	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	(4,348)
		minus 30 bp	Commercial Services &
			Supplies Index

1,362,287	4/9/07	1 month USD-LIBOR-BBA	Standard & Poors 500	3,478
		minus 30 bp	Automobiles &
			Components Index

1,049,858	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	14,907
		plus 25 bp)	Real Estate Index

1,207,922	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	25,602
		plus 25 bp)	Transportation Index

6,933,935	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	154,675
		plus 25 bp)	Diversified Financials
			Index

3,304,396	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	193,946
		plus 25 bp)	Utilities Index

7,141,537	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	144,254
		plus 25 bp)	Health Care Equipment
			& Services Index

9,747,650	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	(5,486)
		plus 25 bp)	Insurance Index

12,062,789	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	145,077
		plus 25 bp)	Pharmaceuticals,
			Biotechnology &
			Life Sciences Index

7,652,328	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	355,429
		plus 25 bp)	Materials Index

8,126,886	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	212,659
		plus 25 bp)	Technology Hardware &
			Equipment Index

16,703,686	4/9/07	(1 month USD-LIBOR-BBA	Standard & Poors 500	254,564
		plus 25 bp)	Media Index

27,033,103	9/21/07	3 month USD-LIBOR-BBA	Russell 2000 Total	209,359
		minus 90 bp	Return Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc.
$ 2,099,990	3/1/08	(1 month USD-LIBOR-BBA	Lehman Brothers U.S.	$ (6,799)
		minus 20 bp)	High Yield Index

98,119,410	2/1/08	(1 month USD-LIBOR-BBA	Lehman Brothers US	(381,265)
		plus 15 bp)	Aggregate RBI
Series 1 Index

7,410,000	10/1/07	30 bp plus beginning	The spread return of	(2,964)
		of period nominal	Lehman Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by modified
		8.5+ Commercial	duration factor
Mortgage Backed
Securities Index

3,499,841	4/1/07	(1 year USD-LIBOR-BBA	Lehman Brothers U.S.	231,778
		minus 35 bp)	High Yield Index

Total				$341,659

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA IG Series 8
Index	$(2,227)	$7,480,000	6/20/17	(60 bp)	$ 9,897

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	170,000	9/20/11	(111 bp)	(1,088)

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	65,000	6/20/11	(101 bp)	(294)

Citibank, N.A.
Ford Motor Co., 7.45%,
7/16/31	—	40,000	6/20/07	620 bp	570

Visteon Corp., 7%,
3/10/14	—	55,000	6/20/09	605 bp	3,286

Credit Suisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	—	90,000	9/20/07	(487.5 bp)	(1,358)

Ford Motor Co., 7.45%,
7/16/31	—	110,000	9/20/08	725 bp	6,629

Ford Motor Co., 7.45%,
7/16/31	—	20,000	9/20/07	(485 bp)	(299)

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	60,000	3/20/12	(91 bp)	365

Deutsche Bank AG
DJ CDX NA IG Series 7	—	937,000	12/20/13	(50 bp)	358

DJ CDX NA IG Series 7
Index	14,878	5,485,000	12/20/11	(40 bp)	8,332

DJ CDX NA IG Series 7
Index 7-10% tranche	—	937,000	12/20/13	55 bp	3,023

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Deutsche Bank AG continued
DJ CDX NA IG Series 8
Index 7-10% tranche	$ —	$ 953,000	6/20/12	22 bp	$ 674

Ford Motor Co., 7.45%,
7/16/31	—	56,000	6/20/07	595 bp	552

France Telecom, 7.25%,
1/28/13	—	390,000	6/20/16	70 bp	8,129

Visteon Corp., 7%,
3/10/14	—	20,000	6/20/09	535 bp	912

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	—	40,000	6/20/07	630 bp	427

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	—	1,678,000	(a)	2.461%	116,799

DJ CDX NA IG Series 7
Index	(2,250)	19,670,000	12/20/11	(40 bp)	(25,723)

DJ CDX NA IG Series 7
Index	—	1,564,000	12/20/13	(50 bp)	599

DJ CDX NA IG Series 7
Index	2,597	4,617,000	12/20/13	(50 bp)	(223)

DJ CDX NA IG Series 7
Index 7-10% tranche	—	1,564,000	12/20/13	56 bp	9,185

DJ CDX NA IG Series 7
Index 7-10% tranche	—	4,617,000	12/20/13	48 bp	(237)

DJ CDX NA IG Series 8
Index	—	7,475,000	6/20/17	(60 bp)	12,115

General Motors Corp.,
7 1/8%, 7/15/13	—	90,000	9/20/08	620 bp	5,489

General Motors Corp.,
7 1/8%, 7/15/13	—	90,000	9/20/07	(427.5 bp)	(1,179)

General Motors Corp.,
7 1/8%, 7/15/13	—	20,000	9/20/07	(425 bp)	(259)

General Motors Corp.,
7 1/8%, 7/15/13	—	20,000	9/20/08	620 bp	1,219

L-3 Communications
Corp. 7 5/8%, 6/15/12	—	20,000	9/20/11	(108 bp)	(104)

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	—	3,339,000	3/15/49	(70 bp)	(445)

Ford Motor Co., 7.45%,
7/16/31	—	40,000	6/20/07	635 bp	585

Ford Motor Co., 7.45%,
7/16/31	—	50,000	6/20/07	665 bp	666

Ford Motor Co., 7.45%,
7/16/31	—	15,000	9/20/07	(345 bp)	(150)

Ford Motor Co., 7.45%,
7/16/31	—	15,000	9/20/08	550 bp	590

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/07 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
General Motors Corp.,
7 1/8%, 7/15/13	$ —	$ 15,000	9/20/07	(350 bp)	$ (151)

General Motors Corp.,
7 1/8%, 7/15/13	—	15,000	9/20/08	500 bp	655

Lehman Brothers Special Financing, Inc.
DJ CDX NA CMBX AAA Index	—	7,410,000	3/15/49	(700 bp)	(1,007)

DJ CDX NA IG Series 7
Index	910	1,534,000	12/20/13	(50 bp)	1,498

DJ CDX NA IG Series 7
Index 7-10% tranche	—	1,534,000	12/20/13	54.37 bp	4,448

Goodyear Tire & Rubber,
7.857%, 8/15/11	—	55,000	3/20/12	185 bp	564

Hilton Hotels, 7 5/8%,
12/1/12	—	335,000	6/20/13	94 bp	(3,912)

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	—	45,000	9/20/07	(345 bp)	(471)

Ford Motor Co., 7.45%,
7/16/31	—	45,000	9/20/08	570 bp	1,899

General Motors Corp.,
7 1/8%, 7/15/13	—	65,000	9/20/07	(335 bp)	(724)

General Motors Corp.,
7 1/8%, 7/15/13	—	65,000	9/20/08	500 bp	2,839

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	966	1,628,000	12/20/13	(50 bp)	1,590

DJ CDX NA IG Series 7
Index, 7-10% tranche	—	1,628,000	12/20/13	53 bp	4,346

DJ CDX NA IG Series 8
Index	—	7,450,000	6/20/17	(60 bp)	(1,887)

DJ CDX NA IG Series 8
Index	(329)	476,500	6/20/12	(35 bp)	263

Ford Motor Co., 7.45%,
7/16/31	—	15,000	9/20/07	(345 bp)	(176)

Ford Motor Co., 7.45%,
7/16/31	—	15,000	9/20/08	560 bp	612

General Motors Corp.,
7 1/8%, 7/15/13	—	15,000	9/20/07	(335 bp)	(128)

General Motors Corp.,
7 1/8%, 7/15/13	—	15,000	9/20/08	500 bp	655

Visteon Corp., 7%,
3/10/14	—	30,717	6/20/09	535 bp	1,027

Total					$170,982

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/07 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

ASSETS

Investment in securities, at value, including $91,592,668 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,983,465,502)	$2,324,616,748
Affiliated issuers (identified cost $167,224,192) (Note 5)	167,224,192

Cash	917,774

Foreign currency (cost $14,247,265) (Note 1)	14,492,380

Dividends, interest and other receivables	9,101,440

Receivable for shares of the fund sold	9,552,923

Receivable for securities sold	8,703,994

Receivable for sales of delayed delivery securities (Note 1)	36,244,342

Unrealized appreciation on swap contracts (Note 1)	14,832,498

Receivable for closed swap contracts (Note 1)	439,927

Premium paid on swap contracts (Note 1)	178,125

Receivable for open forward currency contracts (Note 1)	4,674,826

Receivable for closed forward currency contracts (Note 1)	5,125,229

Total assets	2,596,104,398

LIABILITIES

Payable for variation margin (Note 1)	613,402

Payable for securities purchased	10,229,860

Payable for purchases of delayed delivery securities (Note 1)	46,892,330

Payable for shares of the fund repurchased	6,180,858

Payable for compensation of Manager (Notes 2 and 5)	3,204,126

Payable for investor servicing and custodian fees (Note 2)	609,938

Payable for Trustee compensation and expenses (Note 2)	171,786

Payable for administrative services (Note 2)	6,817

Payable for distribution fees (Note 2)	1,439,477

Payable for open forward currency contracts (Note 1)	7,206,637

Payable for closed forward currency contracts (Note 1)	3,948,490

Unrealized depreciation on swap contracts (Note 1)	15,151,432

Payable for closed swap contracts (Note 1)	731,190

Written options outstanding, at value (premiums received $477,767) (Notes 1 and 3)	309,388

TBA sale commitments, at value (proceeds receivable $36,181,617) (Note 1)	36,089,683

Collateral on securities loaned, at value (Note 1)	94,359,437

Other accrued expenses	335,934

Total liabilities	227,480,785

Net assets	$2,368,623,613

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,108,901,981

Undistributed net investment income (Note 1)	6,171,889

Accumulated net realized loss on investments
and foreign currency transactions (Note 1)	(84,096,711)

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	337,646,454

Total — Representing net assets applicable to capital shares outstanding	$2,368,623,613

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,517,958,283 divided by 105,445,306 shares)	$14.40

Offering price per class A share
(100/94.75 of $14.40)*	$15.20

Net asset value and offering price per class B share
($416,684,744 divided by 29,502,120 shares)**	$14.12

Net asset value and offering price per class C share
($200,729,502 divided by 14,422,836 shares)**	$13.92

Net asset value and redemption price per class M share
($46,789,683 divided by 3,301,632 shares)	$14.17

Offering price per class M share
(100/96.75 of $14.17)*	$14.65

Net asset value, offering price and redemption price per class R share
($8,605,340 divided by 604,180 shares)	$14.24

Net asset value, offering price and redemption price per class Y share
($177,856,061 divided by 12,250,743 shares)	$14.52

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/07 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT INCOME

Dividends (net of foreign tax of $452,926)	$ 14,737,698

Interest (including interest income of $3,699,415
from investments in affiliated issuers) (Note 5)	10,715,709

Securities lending	414,352

Total investment income	25,867,759

EXPENSES

Compensation of Manager (Note 2)	6,234,412

Investor servicing fees (Note 2)	2,306,440

Custodian fees (Note 2)	875,681

Trustee compensation and expenses (Note 2)	30,359

Administrative services (Note 2)	28,977

Distribution fees — Class A (Note 2)	1,681,625

Distribution fees — Class B (Note 2)	1,986,798

Distribution fees — Class C (Note 2)	881,169

Distribution fees — Class M (Note 2)	164,749

Distribution fees — Class R (Note 2)	17,683

Other	398,285

Fees waived and reimbursed by Manager (Note 5)	(63,154)

Total expenses	14,543,024

Expense reduction (Note 2)	(260,725)

Net expenses	14,282,299

Net investment income	11,585,460

Net realized gain on investments (net of foreign taxes of $106,550) (Notes 1 and 3)	45,081,134

Net realized loss on swap contracts (Note 1)	(32,978,372)

Net realized loss on futures contracts (Note 1)	(7,464,203)

Net realized gain on foreign currency transactions (Note 1)	3,477,522

Net unrealized depreciation of assets and liabilities
in foreign currencies during the period	(5,703,315)

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	153,778,369

Net gain on investments	156,191,135

Net increase in net assets resulting from operations	$167,776,595

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio

INCREASE IN NET ASSETS

	Six months ended	Year ended
	3/31/07*	9/30/06

Operations:
Net investment income	$ 11,585,460	$ 21,043,041

Net realized gain on investments
and foreign currency transactions	8,116,081	104,495,743

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	148,075,054	56,190,492

Net increase in net assets resulting from operations	167,776,595	181,729,276

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class A	(7,447,050)	(6,684,450)

Class B	—	(351,132)

Class C	(38,086)	(209,543)

Class M	(47,209)	(120,535)

Class R	(29,365)	(10,862)

Class Y	(1,310,547)	(1,487,947)

Redemption fees (Note 1)	7,981	8,738

Increase from capital share transactions (Note 4)	341,281,434	170,844,886

Total increase in net assets	500,193,753	343,718,431

NET ASSETS

Beginning of period	1,868,429,860	1,524,711,429

End of period (including undistributed net investment
income of $6,171,889 and $3,458,686, respectively)	$2,368,623,613	$1,868,429,860

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
			Net						Total			Ratio of net
	Net asset	Net	realized and	Total	From			Net asset	return	Net	Ratio of	investment
	value,	investment	unrealized	from	net			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	income	gain (loss) on	investment	investment	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	(loss)(a)	investments	operations	income	distributions	fees	of period	value (%)(b) (in thousands)		assets (%)(c)	net assets (%)	(%)(h)

CLASS A
March 31, 2007**	$13.32	.09(d)	1.07	1.16	(.08)	(.08)	—(e)	$14.40	8.72*	$1,517,958	.58*(d)	.64*(d)	32.22*
September 30, 2006	11.97	.19(d,g)	1.26	1.45	(.10)	(.10)	—(e)	13.32	12.19(g)	1,152,980	1.14(d,g)	1.51(d,g)	85.02
September 30, 2005	10.26	.15(d,f )	1.69	1.84	(.13)	(.13)	—(e)	11.97	18.02	775,947	1.25(d)	1.34(d,f)	111.90
September 30, 2004	9.22	.11(d)	1.13	1.24	(.20)	(.20)	—(e)	10.26	13.51	547,168	1.32(d)	1.12(d)	120.17
September 30, 2003	7.69	.13	1.64	1.77	(.24)	(.24)	—	9.22	23.41	629,578	1.35	1.54	126.07
September 30, 2002	8.94	.17	(1.12)	(.95)	(.30)	(.30)	—	7.69	(11.29)	573,390	1.30	1.80	82.18

CLASS B
March 31, 2007**	$13.05	.04(d)	1.03	1.07	—	—	—(e)	$14.12	8.20*	$416,685	.95*(d)	.26*(d)	32.22*
September 30, 2006	11.73	.09(d,g)	1.24	1.33	(.01)	(.01)	—(e)	13.05	11.37(g)	363,651	1.89(d,g)	.75(d,g)	85.02
September 30, 2005	10.06	.06(d,f)	1.67	1.73	(.06)	(.06)	—(e)	11.73	17.22	315,199	2.00(d)	.59(d,f)	111.90
September 30, 2004	9.06	.04(d)	1.09	1.13	(.13)	(.13)	—(e)	10.06	12.55	261,591	2.07(d)	.37(d)	120.17
September 30, 2003	7.54	.06	1.62	1.68	(.16)	(.16)	—	9.06	22.57	236,650	2.10	.78	126.07
September 30, 2002	8.76	.10	(1.11)	(1.01)	(.21)	(.21)	—	7.54	(11.99)	205,744	2.05	1.05	82.18

CLASS C
March 31, 2007**	$12.86	.04(d)	1.02	1.06	—(e)	—(e)	—(e)	$13.92	8.27*	$200,730	.95*(d)	.26*(d)	32.22*
September 30, 2006	11.57	.09(d,g)	1.22	1.31	(.02)	(.02)	—(e)	12.86	11.38(g)	150,255	1.89(d,g)	.76(d,g)	85.02
September 30, 2005	9.92	.06(d,f)	1.64	1.70	(.05)	(.05)	—(e)	11.57	17.21	96,350	2.00(d)	.59(d,f)	111.90
September 30, 2004	8.93	.04(d)	1.08	1.12	(.13)	(.13)	—(e)	9.92	12.57	73,936	2.07(d)	.37(d)	120.17
September 30, 2003	7.44	.06	1.59	1.65	(.16)	(.16)	—	8.93	22.47	76,075	2.10	.78	126.07
September 30, 2002	8.64	.09	(1.07)	(.98)	(.22)	(.22)	—	7.44	(11.88)	67,431	2.05	1.05	82.18

CLASS M
March 31, 2007**	$13.09	.05(d)	1.05	1.10	(.02)	(.02)	—(e)	$14.17	8.37*	$46,790	.83*(d)	.38*(d)	32.22*
September 30, 2006	11.77	.12(d,g)	1.24	1.36	(.04)	(.04)	—(e)	13.09	11.60(g)	40,409	1.64(d,g)	1.00(d,g)	85.02
September 30, 2005	10.09	.09(d,f)	1.67	1.76	(.08)	(.08)	—(e)	11.77	17.48	34,029	1.75(d)	.84(d,f)	111.90
September 30, 2004	9.07	.06(d)	1.11	1.17	(.15)	(.15)	—(e)	10.09	12.97	29,373	1.82(d)	.62(d)	120.17
September 30, 2003	7.56	.08	1.61	1.69	(.18)	(.18)	—	9.07	22.70	32,490	1.85	1.02	126.07
September 30, 2002	8.78	.12	(1.10)	(.98)	(.24)	(.24)	—	7.56	(11.65)	34,056	1.80	1.30	82.18

CLASS R
March 31, 2007**	$13.18	.07(d)	1.05	1.12	(.06)	(.06)	—(e)	$14.24	8.52*	$8,605	.71*(d)	.51*(d)	32.22*
September 30, 2006	11.87	.17(d,g)	1.23	1.40	(.09)	(.09)	—(e)	13.18	11.85(g)	6,258	1.39(d,g)	1.31(d,g)	85.02
September 30, 2005	10.21	.12(d,f)	1.68	1.80	(.14)	(.14)	—(e)	11.87	17.80	1,285	1.50(d)	1.10(d,f)	111.90
September 30, 2004	9.21	.09(d)	1.11	1.20	(.20)	(.20)	—(e)	10.21	13.15	32	1.57(d)	.87(d)	120.17
September 30, 2003†	8.08	.07	1.06	1.13	—	—	—	9.21	13.99*	1	1.11*	.89*	126.07

CLASS Y
March 31, 2007**	$13.44	.11(d)	1.08	1.19	(.11)	(.11)	—(e)	$14.52	8.85*	$177,856	.46*(d)	.75*(d)	32.22*
September 30, 2006	12.08	.22(d,g)	1.27	1.49	(.13)	(.13)	—(e)	13.44	12.40(g)	154,877	.89(d,g)	1.73(d,g)	85.02
September 30, 2005	10.35	.18(d,f)	1.70	1.88	(.15)	(.15)	—(e)	12.08	18.35	301,901	1.00(d)	1.58(d,f)	111.90
September 30, 2004	9.30	.14(d)	1.13	1.27	(.22)	(.22)	—(e)	10.35	13.79	432,322	1.07(d)	1.37(d)	120.17
September 30, 2003	7.76	.15	1.65	1.80	(.26)	(.26)	—	9.30	23.70	420,617	1.10	1.79	126.07
September 30, 2002	9.01	.19	(1.12)	(.93)	(.32)	(.32)	—	7.76	(10.97)	416,532	1.05	2.05	82.18

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

160	161

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

March 31, 2007	<0.01%

September 30, 2006	0.01

September 30, 2005	0.02

September 30, 2004	<0.01

(e) Amount represents less than $0.01 per share.

(f) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

		Percentage
		of average
	Per share	net assets

Class A	<$0.01	0.01%

Class B	<0.01	0.01

Class C	<0.01	0.01

Class M	<0.01	0.01

Class R	<0.01	0.01

Class Y	<0.01	0.01

(g) Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.07% of average net assets for the period ended September 30, 2006 (Note 7).

(h) Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/07 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

ASSETS

Investment in securities, at value, including $76,032,500 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $2,059,073,290)	$2,347,156,898
Affiliated issuers (identified cost $278,147,006) (Note 5)	278,147,006

Foreign currency (cost $13,242,506) (Note 1)	13,533,727

Dividends, interest and other receivables	5,881,093

Receivable for shares of the fund sold	5,008,189

Receivable for securities sold	5,247,532

Receivable for sales of delayed delivery securities (Note 1)	180,785,421

Unrealized appreciation on swap contracts (Note 1)	15,547,012

Premium paid on swap contracts (Note 1)	6,940

Receivable for open forward currency contracts (Note 1)	4,620,570

Receivable for closed forward currency contracts (Note 1)	1,731,222

Total assets	2,857,665,610

LIABILITIES

Payable for variation margin (Note 1)	655,172

Payable to subcustodian (Note 2)	848,132

Payable for securities purchased	7,035,454

Payable for purchases of delayed delivery securities (Note 1)	281,610,589

Payable for shares of the fund repurchased	5,786,240

Payable for compensation of Manager (Notes 2 and 5)	3,103,776

Payable for investor servicing and custodian fees (Note 2)	390,029

Payable for Trustee compensation and expenses (Note 2)	197,562

Payable for administrative services (Note 2)	6,725

Payable for distribution fees (Note 2)	1,367,729

Payable for open forward currency contracts (Note 1)	6,920,450

Payable for closed forward currency contracts (Note 1)	3,839,540

Unrealized depreciation on swap contracts (Note 1)	20,006,484

Payable for closed swap contracts (Note 1)	846,976

Premium received on swap contracts (Note 1)	20,665

Written options outstanding, at value (premiums received $2,027,225) (Notes 1 and 3)	1,271,688

TBA sale commitments, at value (proceeds receivable $180,473,930) (Note 1)	180,034,799

Collateral on securities loaned, at value (Note 1)	79,116,646

Other accrued expenses	269,394

Total liabilities	593,328,050

Net assets	$2,264,337,560

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,129,390,922

Distributions in excess of net investment income (Note 1)	(4,628,066)

Accumulated net realized loss on investments
and foreign currency transactions (Note 1)	(142,065,263)

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	281,639,967

Total — Representing net assets applicable to capital shares outstanding	$2,264,337,560

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,554,094,784 divided by 124,530,647 shares)	$12.48

Offering price per class A share
(100/94.75 of $12.48)*	$13.17

Net asset value and offering price per class B share
($329,396,641 divided by 26,564,542 shares)**	$12.40

Net asset value and offering price per class C share
($148,492,086 divided by 12,100,488 shares)**	$12.27

Net asset value and redemption price per class M share
($37,182,961 divided by 2,984,298 shares)	$12.46

Offering price per class M share
(100/96.75 of $12.46)*	$12.88

Net asset value, offering price and redemption price per class R share
($10,791,851 divided by 869,430 shares)	$12.41

Net asset value, offering price and redemption price per class Y share
($184,379,237 divided by 14,748,662 shares)	$12.50

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/07 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT INCOME

Interest (including interest income of $6,692,785
from investments in affiliated issuers) (Note 5)	$ 21,081,993

Dividends (net of foreign tax of $168,225)	11,177,703

Securities lending	352,569

Total investment income	32,612,265

EXPENSES

Compensation of Manager (Note 2)	6,214,669

Investor servicing fees (Note 2)	1,848,626

Custodian fees (Note 2)	339,903

Trustee compensation and expenses (Note 2)	30,674

Administrative services (Note 2)	28,567

Distribution fees — Class A (Note 2)	1,798,638

Distribution fees — Class B (Note 2)	1,661,185

Distribution fees — Class C (Note 2)	696,331

Distribution fees — Class M (Note 2)	136,671

Distribution fees — Class R (Note 2)	25,295

Other	309,055

Fees waived and reimbursed by Manager (Note 5)	(113,580)

Total expenses	12,976,034

Expense reduction (Note 2)	(202,538)

Net expenses	12,773,496

Net investment income	19,838,769

Net realized gain on investments (Notes 1 and 3)	28,647,923

Net realized loss on swap contracts (Note 1)	(27,842,504)

Net realized loss on futures contracts (Note 1)	(11,870,165)

Net realized gain on foreign currency transactions (Note 1)	3,931,541

Net realized gain on written options (Notes 1 and 3)	6,797

Net increase from payments by affiliates (Note 2)	5,387

Net unrealized depreciation of assets and liabilities
in foreign currencies during the period	(4,794,561)

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	115,727,402

Net gain on investments	103,811,820

Net increase in net assets resulting from operations	$123,650,589

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio

INCREASE IN NET ASSETS

	Six months ended	Year ended

	3/31/07*	9/30/06

Operations:
Net investment income	$ 19,838,769	$ 35,029,176

Net realized gain (loss) on investments
and foreign currency transactions	(7,121,021)	66,402,150

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	110,932,841	68,214,714

Net increase in net assets resulting from operations	123,650,589	169,646,040

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class A	(13,210,440)	(23,836,313)

Class B	(1,790,495)	(4,317,206)

Class C	(805,572)	(1,479,301)

Class M	(242,725)	(519,992)

Class R	(80,739)	(72,778)

Class Y	(1,845,849)	(3,796,620)

Redemption fees (Note 1)	3,577	3,997

Increase (decrease) from capital share transactions (Note 4)	165,448,309	(50,641,573)

Total increase in net assets	271,126,655	84,986,254

NET ASSETS

Beginning of period	1,993,210,905	1,908,224,651

End of period (including distributions in excess of net investment
income of $4,628,066 and $6,491,015, respectively)	$2,264,337,560	$1,993,210,905

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

			Net						Total			Ratio of net
	Net asset	Net	realized and	Total	From			Net asset	return	Net	Ratio of	investment
	value,	investment	unrealized	from	net			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	income	gain (loss) on	investment	investment	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	(loss)(a)	investments	operations	income	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)(h)

CLASS A
March 31, 2007**	$11.86	.12(d)	.61	.73	(.11)	(.11)	—(e)	$12.48	6.19*	$1,554,095	.53*(d)	1.00*(d)	32.09*
September 30, 2006	11.04	.23(d,g)	.82	1.05	(.23)	(.23)	—(e)	11.86	9.64(g)	1,329,409	1.00(d,g)	2.04(d,g)	90.03
September 30, 2005	9.94	.18(d,f)	1.05	1.23	(.13)	(.13)	—(e)	11.04	12.40	1,077,903	1.12(d)	1.72(d,f)	144.41
September 30, 2004	9.26	.13(d)	.79	.92	(.24)	(.24)	—(e)	9.94	10.05	911,128	1.21(d)	1.36(d)	159.30
September 30, 2003	8.10	.14	1.25	1.39	(.23)	(.23)	—	9.26	17.40	1,156,736	1.20	1.62	145.04
September 30, 2002	9.20	.18	(.98)	(.80)	(.30)	(.30)	—	8.10	(9.20)	1,073,716	1.15	1.96	108.47

CLASS B
March 31, 2007**	$11.78	.08(d)	.61	.69	(.07)	(.07)	—(e)	$12.40	5.83*	$329,397	.90*(d)	.62*(d)	32.09*
September 30, 2006	10.96	.14(d,g)	.83	.97	(.15)	(.15)	—(e)	11.78	8.88(g)	324,825	1.75(d,g)	1.28(d,g)	90.03
September 30, 2005	9.87	.10(d,f)	1.04	1.14	(.05)	(.05)	—(e)	10.96	11.54	340,442	1.87(d)	.97(d,f)	144.41
September 30, 2004	9.20	.06(d)	.78	.84	(.17)	(.17)	—(e)	9.87	9.20	327,229	1.96(d)	.61(d)	159.30
September 30, 2003	8.05	.08	1.23	1.31	(.16)	(.16)	—	9.20	16.52	310,616	1.95	.87	145.04
September 30, 2002	9.14	.11	(.98)	(.87)	(.22)	(.22)	—	8.05	(9.86)	268,219	1.90	1.21	108.47

CLASS C
March 31, 2007**	$11.66	.08(d)	.60	.68	(.07)	(.07)	—(e)	$12.27	5.83*	$148,492	.90*(d)	.63*(d)	32.09*
September 30, 2006	10.87	.14(d,g)	.80	.94	(.15)	(.15)	—(e)	11.66	8.72(g)	128,541	1.75(d,g)	1.29(d,g)	90.03
September 30, 2005	9.79	.10(d,f)	1.03	1.13	(.05)	(.05)	—(e)	10.87	11.58	101,610	1.87(d)	.97(d,f)	144.41
September 30, 2004	9.13	.06(d)	.77	.83	(.17)	(.17)	—(e)	9.79	9.15	83,403	1.96(d)	.61(d)	159.30
September 30, 2003	7.99	.07	1.23	1.30	(.16)	(.16)	—	9.13	16.52	87,992	1.95	.87	145.04
September 30, 2002	9.08	.11	(.97)	(.86)	(.23)	(.23)	—	7.99	(9.90)	87,252	1.90	1.21	108.47

CLASS M
March 31, 2007**	$11.84	.09(d)	.61	.70	(.08)	(.08)	—(e)	$12.46	5.94*	$37,183	.78*(d)	.75*(d)	32.09*
September 30, 2006	11.02	.17(d,g)	.82	.99	(.17)	(.17)	—(e)	11.84	9.11(g)	34,730	1.50(d,g)	1.54(d,g)	90.03
September 30, 2005	9.92	.13(d,f)	1.05	1.18	(.08)	(.08)	—(e)	11.02	11.87	32,605	1.62(d)	1.22(d,f)	144.41
September 30, 2004	9.24	.08(d)	.79	.87	(.19)	(.19)	—(e)	9.92	9.49	31,184	1.71(d)	.86(d)	159.30
September 30, 2003	8.08	.09	1.25	1.34	(.18)	(.18)	—	9.24	16.85	39,902	1.70	1.11	145.04
September 30, 2002	9.18	.14	(.99)	(.85)	(.25)	(.25)	—	8.08	(9.68)	42,753	1.65	1.46	108.47

CLASS R
March 31, 2007**	$11.79	.11(d)	.61	.72	(.10)	(.10)	—(e)	$12.41	6.09*	$10,792	.65*(d)	.88*(d)	32.09*
September 30, 2006	10.99	.22(d,g)	.79	1.01	(.21)	(.21)	—(e)	11.79	9.25(g)	9,385	1.25(d,g)	1.87(d,g)	90.03
September 30, 2005	9.91	.16(d,f)	1.03	1.19	(.11)	(.11)	—(e)	10.99	12.06	1,210	1.37(d)	1.49(d,f)	144.41
September 30, 2004	9.25	.12(d)	.77	.89	(.23)	(.23)	—(e)	9.91	9.73	44	1.46(d)	1.11(d)	159.30
September 30, 2003†	8.50	.08	.76	.84	(.09)	(.09)	—	9.25	10.00*	1	1.00*	.95*	145.04

CLASS Y
March 31, 2007**	$11.88	.14(d)	.61	.75	(.13)	(.13)	—(e)	$12.50	6.30*	$184,379	.40*(d)	1.13*(d)	32.09*
September 30, 2006	11.06	.26(d,g)	.82	1.08	(.26)	(.26)	—(e)	11.88	9.89(g)	166,321	.75(d,g)	2.28(d,g)	90.03
September 30, 2005	9.95	.21(d,f)	1.06	1.27	(.16)	(.16)	—(e)	11.06	12.77	354,455	.87(d)	1.97(d,f)	144.41
September 30, 2004	9.27	.16(d)	.79	.95	(.27)	(.27)	—(e)	9.95	10.32	439,865	.96(d)	1.61(d)	159.30
September 30, 2003	8.11	.16	1.25	1.41	(.25)	(.25)	—	9.27	17.67	564,799.95		1.87	145.04
September 30, 2002	9.21	.21	(.99)	(.78)	(.32)	(.32)	—	8.11	(8.96)	641,329.90		2.21	108.47

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

168	169

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts (Note 5):

Percentage
of average
net assets

March 31, 2007	0.01%

September 30, 2006	0.01

September 30, 2005	0.02

September 30, 2004	<0.01

(e) Amount represents less than $0.01 per share.

(f) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

		Percentage
		of average
	Per share	net assets

Class A	<$0.01	0.01%

Class B	<0.01	0.01

Class C	<0.01	0.01

Class M	<0.01	0.01

Class R	<0.01	0.01

Class Y	<0.01	0.01

(g) Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.08% of average net assets for the period ended September 30, 2006 (Note 7).

(h) Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/07 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

ASSETS

Investment in securities, at value, including $14,567,861 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,052,131,535)	$1,138,116,103
Affiliated issuers (identified cost $150,442,862) (Note 5)	150,442,862

Foreign currency (cost $5,802,234) (Note 1)	5,963,872

Dividends, interest and other receivables	5,211,432

Receivable for shares of the fund sold	1,552,519

Receivable for securities sold	1,276,710

Receivable for sales of delayed delivery securities (Note 1)	142,905,242

Unrealized appreciation on swap contracts (Note 1)	7,709,716

Receivable for closed swap contracts (Note 1)	81,253

Premium paid on swap contracts (Note 1)	4,806

Receivable for open forward currency contracts (Note 1)	1,080,090

Receivable for closed forward currency contracts (Note 1)	407,721

Total assets	1,454,752,326

LIABILITIES

Payable for variation margin (Note 1)	329,254

Payable to subcustodian (Note 2)	2,275,936

Payable for securities purchased	3,330,129

Payable for purchases of delayed delivery securities (Note 1)	216,949,195

Payable for shares of the fund repurchased	1,581,328

Payable for compensation of Manager (Notes 2 and 5)	1,606,019

Payable for investor servicing and custodian fees (Note 2)	206,368

Payable for Trustee compensation and expenses (Note 2)	98,531

Payable for administrative services (Note 2)	4,509

Payable for distribution fees (Note 2)	405,768

Payable for open forward currency contracts (Note 1)	1,813,942

Payable for closed forward currency contracts (Note 1)	839,492

Unrealized depreciation on swap contracts (Note 1)	11,217,151

Payable for closed swap contracts (Note 1)	462,183

Premium received on swap contracts (Note 1)	19,351

Written options outstanding, at value (premiums received $1,764,729) (Notes 1 and 3)	1,100,902

TBA sale commitments, at value (proceeds receivable $142,658,625) (Note 1)	142,316,708

Collateral on securities loaned, at value (Note 1)	15,304,297

Other accrued expenses	132,849

Total liabilities	399,993,912

Net assets	$1,054,758,414

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,034,507,785

Undistributed net investment income (Note 1)	3,600,322

Accumulated net realized loss on investments
and foreign currency transactions (Note 1)	(63,473,389)

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	80,123,696

Total — Representing net assets applicable to capital shares outstanding	$1,054,758,414

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($474,825,740 divided by 48,354,548 shares)	$9.82

Offering price per class A share
(100/94.75 of $9.82)*	$10.36

Net asset value and offering price per class B share
($81,707,867 divided by 8,395,440 shares)**	$9.73

Net asset value and offering price per class C share
($52,363,721 divided by 5,380,164 shares)**	$9.73

Net asset value and redemption price per class M share
($12,193,942 divided by 1,253,351 shares)	$9.73

Offering price per class M share
(100/96.75 of $9.73)*	$10.06

Net asset value, offering price and redemption price per class R share
($1,228,383 divided by 123,913 shares)	$9.91

Net asset value, offering price and redemption price per class Y share
($432,438,761 divided by 44,124,040 shares)	$9.80

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/07 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT INCOME

Interest (including interest income of $3,954,296
from investments in affiliated issuers) (Note 5)	$17,900,137

Dividends (net of foreign tax of $43,425)	3,138,605

Securities lending	65,207

Total investment income	21,103,949

EXPENSES

Compensation of Manager (Note 2)	3,230,056

Investor servicing fees (Note 2)	946,108

Custodian fees (Note 2)	182,938

Trustee compensation and expenses (Note 2)	20,150

Administrative services (Note 2)	18,994

Distribution fees — Class A (Note 2)	549,950

Distribution fees — Class B (Note 2)	434,294

Distribution fees — Class C (Note 2)	244,240

Distribution fees — Class M (Note 2)	44,855

Distribution fees — Class R (Note 2)	2,738

Other	163,640

Fees waived and reimbursed by Manager (Note 5)	(67,569)

Total expenses	5,770,394

Expense reduction (Note 2)	(87,185)

Net expenses	5,683,209

Net investment income	15,420,740

Net realized gain on investments (Notes 1 and 3)	7,471,938

Net realized loss on swap contracts (Note 1)	(6,320,185)

Net realized loss on futures contracts (Note 1)	(3,947,061)

Net realized gain on foreign currency transactions (Note 1)	1,164,167

Net increase from payments by affiliates (Note 2)	1,192

Net unrealized depreciation of assets and liabilities
in foreign currencies during the period	(1,330,823)

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	25,877,303

Net gain on investments	22,916,531

Net increase in net assets resulting from operations	$38,337,271

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio

INCREASE IN NET ASSETS

	Six months ended	Year ended
	3/31/07*	9/30/06

Operations:
Net investment income	$ 15,420,740	$ 26,833,294

Net realized gain (loss) on investments
and foreign currency transactions	(1,629,949)	10,245,191

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	24,546,480	20,335,519

Net increase in net assets resulting from operations	38,337,271	57,414,004

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class A	(6,587,071)	(13,671,190)

Class B	(983,149)	(2,827,861)

Class C	(549,225)	(1,179,477)

Class M	(149,932)	(356,858)

Class R	(14,802)	(18,619)

Class Y	(6,584,413)	(13,695,158)

Redemption fees (Note 1)	357	3,426

Increase from capital share transactions (Note 4)	79,944,493	7,629,939

Total increase in net assets	103,413,529	33,298,206

NET ASSETS

Beginning of period	951,344,885	918,046,679

End of period (including undistributed net investment
income of $3,600,322 and $3,048,174, respectively)	$1,054,758,414	$951,344,885

* Unaudited

The accompanying notes are an integral part of these financial statements.

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Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

			Net						Total			Ratio of net
	Net asset	Net	realized and	Total	From			Net asset	return	Net	Ratio of	investment
	value,	investment	unrealized	from	net			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	income	gain (loss) on	investment	investment	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	(loss)(a)	investments	operations	income	distributions	fees	of period	value (%)(b) (in thousands)		assets (%)(c)	net assets (%)	(%)(h)

CLASS A
March 31, 2007**	$9.59	.15(d)	.23	.38	(.15)	(.15)	—(e)	$9.82	3.94*	$474,826	.58*(d)	1.55*(d)	39.68*
September 30, 2006	9.33	.28(d,g)	.31	.59	(.33)	(.33)	—(e)	9.59	6.46(g)	414,952	1.06(d,g)	2.95(d,g)	133.41
September 30, 2005	8.84	.21(d,f)	.48	.69	(.20)	(.20)	—(e)	9.33	7.92	378,616	1.20(d)	2.28(d,f)	209.05
September 30, 2004	8.65	.15(d)	.37	.52	(.33)	(.33)	—(e)	8.84	6.11	590,441	1.39(d)	1.66(d)	258.72
September 30, 2003	7.94	.21	.93	1.14	(.43)	(.43)	—	8.65	14.88	680,678	1.39	2.55	200.28
September 30, 2002	8.71	.34	(.57)	(.23)	(.54)	(.54)	—	7.94	(2.97)	558,847	1.33	3.99	144.07

CLASS B
March 31, 2007**	$9.50	.11(d)	.23	.34	(.11)	(.11)	—(e)	$9.73	3.58*	$81,708	.95*(d)	1.18*(d)	39.68*
September 30, 2006	9.25	.20(d,g)	.31	.51	(.26)	(.26)	—(e)	9.50	5.61(g)	89,287	1.81(d,g)	2.21(d,g)	133.41
September 30, 2005	8.78	.14(d,f)	.47	.61	(.14)	(.14)	—(e)	9.25	6.94	109,941	1.95(d)	1.56(d,f)	209.05
September 30, 2004	8.60	.08(d)	.37	.45	(.27)	(.27)	—(e)	8.78	5.23	120,168	2.14(d)	.92(d)	258.72
September 30, 2003	7.89	.15	.93	1.08	(.37)	(.37)	—	8.60	14.14	127,586	2.14	1.80	200.28
September 30, 2002	8.68	.28	(.59)	(.31)	(.48)	(.48)	—	7.89	(3.94)	109,186	2.08	3.26	144.07

CLASS C
March 31, 2007**	$9.49	.11(d)	.24	.35	(.11)	(.11)	—(e)	$9.73	3.69*	$52,364	.95*(d)	1.18*(d)	39.68*
September 30, 2006	9.24	.20(d,g)	.31	.51	(.26)	(.26)	—(e)	9.49	5.64(g)	46,990	1.81(d,g)	2.20(d,g)	133.41
September 30, 2005	8.76	.14(d,f)	.48	.62	(.14)	(.14)	—(e)	9.24	7.08	38,901	1.95(d)	1.56(d,f)	209.05
September 30, 2004	8.58	.08(d)	.37	.45	(.27)	(.27)	—(e)	8.76	5.24	35,850	2.14(d)	.92(d)	258.72
September 30, 2003	7.88	.15	.92	1.07	(.37)	(.37)	—	8.58	13.99	38,868	2.14	1.81	200.28
September 30, 2002	8.66	.28	(.58)	(.30)	(.48)	(.48)	—	7.88	(3.84)	36,330	2.08	3.26	144.07

CLASS M
March 31, 2007**	$9.50	.13(d)	.22	.35	(.12)	(.12)	—(e)	$9.73	3.71*	$12,194	.82*(d)	1.30*(d)	39.68*
September 30, 2006	9.25	.23(d,g)	.30	.53	(.28)	(.28)	—(e)	9.50	5.86(g)	11,794	1.56(d,g)	2.45(d,g)	133.41
September 30, 2005	8.77	.16(d,f)	.48	.64	(.16)	(.16)	—(e)	9.25	7.32	12,913	1.70(d)	1.81(d,f)	209.05
September 30, 2004	8.59	.10(d)	.37	.47	(.29)	(.29)	—(e)	8.77	5.51	12,728	1.89(d)	1.17(d)	258.72
September 30, 2003	7.90	.16	.92	1.08	(.39)	(.39)	—	8.59	14.10	16,114	1.89	2.09	200.28
September 30, 2002	8.68	.30	(.58)	(.28)	(.50)	(.50)	—	7.90	(3.59)	19,109	1.83	3.50	144.07

CLASS R
March 31, 2007**	$9.67	.14(d)	.23	.37	(.13)	(.13)	—(e)	$9.91	3.89*	$1,228	.70*(d)	1.42*(d)	39.68*
September 30, 2006	9.38	.26(d,g)	.34	.60	(.31)	(.31)	—(e)	9.67	6.49(g)	927	1.31(d,g)	2.70(d,g)	133.41
September 30, 2005	8.86	.19(d,f)	.51	.70	(.18)	(.18)	—(e)	9.38	7.98	428	1.45(d)	2.10(d,f)	209.05
September 30, 2004	8.65	.13(d)	.39	.52	(.31)	(.31)	—(e)	8.86	6.10	102	1.64(d)	1.41(d)	258.72
September 30, 2003†	8.01	.13	.66	.79	(.15)	(.15)	—	8.65	9.91*	1	1.13*	1.60*	200.28

CLASS Y
March 31, 2007**	$9.57	.16(d)	.23	.39	(.16)	(.16)	—(e)	$9.80	4.08*	$432,439	.45*(d)	1.67*(d)	39.68*
September 30, 2006	9.31	.30(d,g)	.31	.61	(.35)	(.35)	—(e)	9.57	6.75(g)	387,395	.81(d,g)	3.20(d,g)	133.41
September 30, 2005	8.83	.24(d,f)	.47	.71	(.23)	(.23)	—(e)	9.31	8.11	377,247	.95(d)	2.62(d,f)	209.05
September 30, 2004	8.64	.17(d)	.38	.55	(.36)	(.36)	—(e)	8.83	6.40	89,925	1.14(d)	1.87(d)	258.72
September 30, 2003	7.94	.23	.92	1.15	(.45)	(.45)	—	8.64	15.08	169,684	1.14	2.83	200.28
September 30, 2002	8.73	.37	(.59)	(.22)	(.57)	(.57)	—	7.94	(2.93)	189,105	1.08	4.25	144.07

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

176	177

Financial highlights (Continued)

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

* Not annualized.

** Unaudited.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

March 31, 2007	0.01%

September 30, 2006	0.03

September 30, 2005	0.08

September 30, 2004	0.01

(e) Amount represents less than $0.01 per share.

(f) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

Percentage
of average
	Per share	net assets

Class A	<$0.01	<0.01%

Class B	<0.01	<0.01

Class C	<0.01	<0.01

Class M	<0.01	<0.01

Class R	<0.01	<0.01

Class Y	<0.01	<0.01

(g) Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.10% of average net assets for the period ended September 30, 2006 (Note 7).

(h) Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 3/31/07 (Unaudited)

Note 1: Significant accounting policies

Putnam Asset Allocation Funds (the “trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the “funds”), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.25% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans, are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective October 2, 2006, a 1.00% redemption fee may apply on any shares purchased on or after such date that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital. Prior to October 2, 2006, a 2.00% redemption fee applied to any shares that were redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the funds enter into contracts that may include agreements to indemnify another party under given circumstances. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the funds. However, the funds expect the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the funds’ manager, an indirect wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), each fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of high-grade, short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Each fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the statements of operations.

E) Stripped securities Each fund may invest in stripped securities, which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

Each fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

G) Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds’ portfolios.

H) Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds’ portfolios.

I) Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds’ portfolios.

J) Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds’ portfolios.

K) Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds’ portfolios.

L) TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds’ portfolios.

N) Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Security lending Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2007, the value of securities loaned amounted to $91,703,332, $76,989,013 and $14,901,941 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). Certain of these securities were sold prior to period end and are included in the Receivable for securities sold on the Statements of assets and liabilities. The funds received cash collateral of $94,359,437, $79,116,646 and $15,304,297 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), which is pooled with collateral of other Putnam funds into 32 issues of high-grade, short-term investments.

P) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the “Code”) applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2006, the funds had capital loss carryovers of $85,946,308, $129,873,136 and $61,053,845 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) available to the extent allowed by the Code to offset future net capital gain, if any. These capital loss carryovers will expire on September 30, 2011.

The tax basis components of the federal tax cost as of period end were as follows:

	Cost	Appreciation

Growth Portfolio	$2,154,759,215	$389,577,611

Balanced Portfolio	2,340,519,190	331,471,427

Conservative
Portfolio	1,203,475,004	100,179,472

		Net
	Depreciation	Appreciation

Growth Portfolio	$52,495,886	$337,081,725

Balanced Portfolio	46,686,713	284,784,714

Conservative
Portfolio	15,095,511	85,083,961

Pursuant to federal income tax regulations applicable to regulated investment companies, the Balanced Portfolio has elected to defer to its fiscal year ending September 30, 2007 $3,660,534 of losses recognized during the period November 1, 2005 to September 30, 2006.

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of each fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of each fund through September 30, 2007, to the extent necessary to ensure that each fund’s expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper, Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of each fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the period ended March 31, 2007, Putnam Management did not waive any of its management fee from the funds.

In July 2006, questions arose regarding a potential misidentification of the characteristics of certain securities in the funds’ portfolios, and the value of these securities was adjusted. The funds currently expect to be reimbursed for losses relating to this matter by Putnam. The amount of such reimbursement has not yet been determined, but is not expected to be material to the funds.

Putnam Management voluntarily reimbursed the funds $5,387 and $1,192 (for Balanced Portfolio and Conservative Portfolio, respectively) for a trading error which occurred during the period. The effect of the losses incurred and the reimbursement by Putnam Management of such losses had no impact on total returns.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund’s assets were provided by Putnam Fiduciary Trust Company (“PFTC”), a subsidiary of Putnam, LLC, and by State Street Bank and Trust Company. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. Putnam Investor Services, a division of PFTC, provided investor servicing agent functions to the funds. Putnam Investor Services received fees for investor servicing based on the number of shareholder accounts in each fund and the level of defined contribution plan assets in each fund. During the period ended March 31, 2007, the funds incurred $3,150,363, $2,165,779 and $1,114,198 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for custody and investor servicing agent functions provided by PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of each fund to the extent permitted by each fund’s investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At March 31, 2007, the payable to the subcustodian bank (for Balanced Portfolio and Conservative Portfolio) represents the amount due for cash advanced for the settlement of securities purchased.

The funds have entered into arrangements with PFTC and State Street Bank and Trust Company whereby PFTC’s and State Street Bank and Trust Company’s fees are reduced by credits allowed on cash balances. The funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2007, the funds’ expenses were reduced by $260,725, $202,538 and $87,185 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under these arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $641, $646 and $431 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), as a quarterly retainer, has been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings, industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. George Putnam, III, who is not an independent Trustee, also receives the foregoing fees for his services as Trustee.

Each fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the funds is included in Trustee compensation and expenses in the statements of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statements of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended March 31, 2007, Putnam Retail Management, acting as underwriter, received the following:

	Class A	Class M
	Net	Net
	Commissions	Commissions

Growth Portfolio	$268,016	$3,599

Balanced Portfolio	178,314	2,820

Conservative Portfolio	40,700	962

	Class B	Class C
	Contingent	Contingent
	Deferred	Deferred
	Sales Charges	Sales Charges

Growth Portfolio	$167,944	$12,546

Balanced Portfolio	159,950	10,202

Conservative Portfolio	57,706	5,384

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended March 31, 2007, Putnam Retail Management, acting as underwriter, received the following:

	Class A	Class M
	Deferred	Deferred
	Sales Charges	Sales Charges

Growth Portfolio	$2,779	$—

Balanced Portfolio	1,210	—

Conservative Portfolio	461	—

Note 3: Purchases and sales of securities
During the six months ended March 31, 2007, cost
of purchases and proceeds from sales of invest-
ment securities other than short-term investments
were as follows:

U.S. Government Securities

	Purchases	Sales
Growth Portfolio	$ 848,439	$ 848,439

Balanced Portfolio	3,715,333	3,715,333

Conservative
Portfolio	4,037,921	6,492,999

Other Securities

	Purchases	Sales
Growth Portfolio	$870,642,125	$633,578,356

Balanced Portfolio	734,114,902	593,820,400

Conservative
Portfolio	514,334,215	321,180,031

Written option transactions during the period
ended March 31, 2007 are summarized as follows:

	Contract	Premiums
Growth Portfolio	Amounts	Received

Written options
outstanding at
beginning of period	$13,080,000	$477,767

Options opened	—	—
Options exercised	—	—
Options expired	—	—
Options closed	—	—

Written options
outstanding at
end of period	$ 13,080,000	$477,767

	Contract	Premiums
Balanced Portfolio	Amounts	Received

Written options
outstanding at
beginning of period	$53,939,689	$2,028,120

Options opened	310,134	5,902
Options exercised	—	—
Options expired	(310,134)	(6,797)
Options closed	—	—

Written options
outstanding at
end of period	$53,939,689	$2,027,225

	Contract	Premiums
Conservative Portfolio Amounts		Received

Written options
outstanding at
beginning of period	$47,252,000	$1,764,729

Options opened	—	—
Options exercised	—	—
Options expired	—	—
Options closed	—	—

Written options
outstanding at
end of period	$47,252,000	$1,764,729

Note 4: Capital shares

At March 31, 2007, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Growth Portfolio

CLASS A	Shares	Amount

Six months ended 3/31/07:
Shares sold	27,672,096	$ 390,203,616

Shares issued
in connection
with reinvestment
of distributions	513,672	7,206,819

Shares
repurchased	(9,278,632)	(130,945,484)

Net increase	18,907,136	$ 266,464,951

Year ended 9/30/06:
Shares sold	38,664,985	$ 489,972,563

Shares issued
in connection
with reinvestment
of distributions	536,598	6,514,294

Shares
repurchased	(17,463,960)	(219,675,426)

Net increase	21,737,623	$ 276,811,431

CLASS B	Shares	Amount
Six months ended 3/31/07:
Shares sold	5,905,432	$ 81,459,003

Shares issued
in connection
with reinvestment
of distributions	—	—

Shares
repurchased	(4,277,258)	(59,346,235)

Net increase	1,628,174	$ 22,112,768

Year ended 9/30/06:
Shares sold	10,155,844	$ 126,273,710

Shares issued
in connection
with reinvestment
of distributions	28,064	335,771

Shares
repurchased	(9,179,020)	(113,756,664)

Net increase	1,004,888	$ 12,852,817

CLASS C	Shares	Amount

Six months ended 3/31/07:
Shares sold	3,610,564	$ 49,171,720

Shares issued
in connection
with reinvestment
of distributions	2,328	31,659

Shares
repurchased	(876,362)	(11,960,467)

Net increase	2,736,530	$ 37,242,912

Year ended 9/30/06:
Shares sold	4,716,321	$ 57,930,595

Shares issued
in connection
with reinvestment
of distributions	15,551	183,348

Shares
repurchased	(1,371,637)	(16,789,631)

Net increase	3,360,235	$ 41,324,312

CLASS M	Shares	Amount

Six months ended 3/31/07:
Shares sold	481,581	$ 6,693,650

Shares issued
in connection
with reinvestment
of distributions	3,316	45,856

Shares
repurchased	(270,595)	(3,755,704)

Net increase	214,302	$ 2,983,802

Year ended 9/30/06:
Shares sold	824,301	$10,237,347

Shares issued
in connection
with reinvestment
of distributions	9,918	118,820

Shares
repurchased	(638,666)	(7,965,198)

Net increase	195,553	$ 2,390,969

CLASS R	Shares	Amount

Six months ended 3/31/07:
Shares sold	191,105	$2,682,819

Shares issued
in connection
with reinvestment
of distributions	2,114	29,365

Shares
repurchased	(63,795)	(875,273)

Net increase	129,424	$1,836,911

Year ended 9/30/06:
Shares sold	408,571	$5,173,547

Shares issued
in connection
with reinvestment
of distributions	902	10,862

Shares
repurchased	(43,024)	(533,138)

Net increase	366,449	$4,651,271

CLASS Y	Shares	Amount

Six months ended 3/31/07:
Shares sold	3,687,066	$ 52,440,357

Shares issued
in connection
with reinvestment
of distributions	92,681	1,310,547

Shares
repurchased	(3,048,517)	(43,110,814)

Net increase	731,230	$ 10,640,090

Year ended 9/30/06:
Shares sold	4,124,585	$ 52,313,145

Shares issued
in connection
with reinvestment
of distributions	121,664	1,487,947

Shares
repurchased	(17,722,193)	(220,987,006)

Net decrease	(13,475,944)	$(167,185,914)

Balanced Portfolio

CLASS A	Shares	Amount

Six months ended 3/31/07:
Shares sold	26,131,648	$ 323,177,820

Shares issued
in connection
with reinvestment
of distributions	1,021,000	12,611,248

Shares
repurchased	(14,747,976)	(181,881,095)

Net increase	12,404,672	$ 153,907,973

Year ended 9/30/06:
Shares sold	39,574,113	$ 451,846,355

Shares issued
in connection
with reinvestment
of distributions	2,016,629	22,770,815

Shares
repurchased	(27,082,282)	(308,419,046)

Net increase	14,508,460	$ 166,198,124

CLASS B	Shares	Amount

Six months ended 3/31/07:
Shares sold	3,536,802	$ 43,310,752

Shares issued
in connection
with reinvestment
of distributions	136,303	1,673,525

Shares
repurchased	(4,693,683)	(57,639,826)

Net decrease	(1,020,578)	$ (12,655,549)

Year ended 9/30/06:
Shares sold	7,546,153	$ 85,221,717

Shares issued
in connection
with reinvestment
of distributions	361,588	4,039,363

Shares
repurchased	(11,373,608)	(128,492,821)

Net decrease	(3,465,867)	$ (39,231,741)

CLASS C	Shares	Amount

Six months ended 3/31/07:
Shares sold	2,083,546	$ 25,248,910

Shares issued
in connection
with reinvestment
of distributions	55,931	679,767

Shares
repurchased	(1,061,110)	(12,869,828)

Net increase	1,078,367	$ 13,058,849

Year ended 9/30/06:
Shares sold	3,570,987	$ 40,060,820

Shares issued
in connection
with reinvestment
of distributions	115,335	1,278,551

Shares
repurchased	(2,011,544)	(22,539,113)

Net increase	1,674,778	$ 18,800,258

CLASS M	Shares	Amount
Six months ended 3/31/07:
Shares sold	364,052	$ 4,475,397

Shares issued
in connection
with reinvestment
of distributions	18,849	232,564

Shares
repurchased	(332,816)	(4,100,025)

Net increase	50,085	$ 607,936

Year ended 9/30/06:
Shares sold	646,138	$ 7,337,360

Shares issued
in connection
with reinvestment
of distributions	44,108	496,232

Shares
repurchased	(714,178)	(8,133,498)

Net decrease	(23,932)	$ (299,906)

CLASS R	Shares	Amount

Six months ended 3/31/07:
Shares sold	150,067	$ 1,843,153

Shares issued
in connection
with reinvestment
of distributions	6,560	80,739

Shares
repurchased	(82,975)	(1,017,527)

Net increase	73,652	$ 906,365

Year ended 9/30/06:
Shares sold	1,155,979	$13,290,431

Shares issued
in connection
with reinvestment
of distributions	6,432	72,778

Shares
repurchased	(476,786)	(5,484,373)

Net increase	685,625	$ 7,878,836

CLASS Y	Shares	Amount
Six months ended 3/31/07:
Shares sold	4,824,561	$ 59,981,381

Shares issued
in connection
with reinvestment
of distributions	149,209	1,845,849

Shares
repurchased	(4,230,146)	(52,204,495)

Net increase	743,624	$ 9,622,735

Year ended 9/30/06:
Shares sold	5,404,275	$ 61,516,446

Shares issued
in connection
with reinvestment
of distributions	335,817	3,796,620

Shares
repurchased	(23,790,217)	(269,300,210)

Net decrease	(18,050,125)	$(203,987,144)

Conservative Portfolio

CLASS A	Shares	Amount
Six months ended 3/31/07:
Shares sold	9,956,375	$ 97,394,862

Shares issued
in connection
with reinvestment
of distributions	646,713	6,303,496

Shares
repurchased	(5,533,794)	(54,070,403)

Net increase	5,069,294	$ 49,627,955

Year ended 9/30/06:
Shares sold	14,651,816	$ 137,424,816

Shares issued
in connection
with reinvestment
of distributions	1,409,720	13,138,419

Shares
repurchased	(13,359,361)	(125,477,862)

Net increase	2,702,175	$ 25,085,373

CLASS B	Shares	Amount
Six months ended 3/31/07:
Shares sold	876,360	$ 8,473,658

Shares issued
in connection
with reinvestment
of distributions	90,506	874,386

Shares
repurchased	(1,972,639)	(19,110,150)

Net decrease	(1,005,773)	$ (9,762,106)

Year ended 9/30/06:
Shares sold	1,981,831	$ 18,389,260

Shares issued
in connection
with reinvestment
of distributions	274,841	2,536,698

Shares
repurchased	(4,737,745)	(44,007,165)

Net decrease	(2,481,073)	$(23,081,207)

CLASS C	Shares	Amount
Six months ended 3/31/07:
Shares sold	993,182	$ 9,605,093

Shares issued
in connection
with reinvestment
of distributions	48,496	468,471

Shares
repurchased	(613,406)	(5,918,163)

Net increase	428,272	$ 4,155,401

Year ended 9/30/06:
Shares sold	1,667,936	$15,493,382

Shares issued
in connection
with reinvestment
of distributions	112,352	1,036,254

Shares
repurchased	(1,040,521)	(9,660,728)

Net increase	739,767	6,868,908

CLASS M	Shares	Amount
Six months ended 3/31/07:
Shares sold	124,186	$ 1,203,497

Shares issued
in connection
with reinvestment
of distributions	15,017	145,095

Shares
repurchased	(127,428)	(1,231,319)

Net increase	11,775	$ 117,273

Year ended 9/30/06:
Shares sold	261,504	$ 2,427,608

Shares issued
in connection
with reinvestment
of distributions	37,596	347,175

Shares
repurchased	(453,892)	(4,197,349)

Net decrease	(154,792)	$ (1,422,566)

CLASS R	Shares	Amount
Six months ended 3/31/07:
Shares sold	35,820	$ 352,729

Shares issued
in connection
with reinvestment
of distributions	1,503	14,802

Shares
repurchased	(9,279)	(91,271)

Net increase	28,044	$ 276,260

Year ended 9/30/06:
Shares sold	78,336	$ 740,927

Shares issued
in connection
with reinvestment
of distributions	1,981	18,619

Shares
repurchased	(30,048)	(283,376)

Net increase	50,269	$ 476,170

CLASS Y	Shares	Amount
Six months ended 3/31/07:
Shares sold	5,481,715	$ 53,520,678

Shares issued
in connection
with reinvestment
of distributions	677,007	6,584,413

Shares
repurchased	(2,521,918)	(24,575,381)

Net increase	3,636,804	$ 35,529,710

Year ended 9/30/06:
Shares sold	6,608,799	$ 61,825,623

Shares issued
in connection
with reinvestment
of distributions	1,472,481	13,695,158

Shares
repurchased	(8,104,166)	(75,817,520)

Net decrease	(22,886)	$ (296,739)

Note 5: Investment in Putnam Prime
Money Market Fund

Each fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by each fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by each fund in Putnam Prime Money Market Fund. For the period ended March 31, 2007, management fees paid were reduced by $63,154, $113,580 and $67,569 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) relating to the funds’ investments in Putnam Prime Money Market Fund. Income distributions earned by the funds are recorded as income in the statements of operations and totaled $3,699,415, $6,692,785 and $3,954,296 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated as follows:

	Cost of	Proceeds of
	Purchases	Sales

Growth Portfolio	$722,230,196	$683,284,406

Balanced Portfolio	569,804,285	570,552,429

Conservative
Portfolio	302,592,141	355,566,349

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division (“MSD”) in connection with excessive short-term trading by certain former Putnam employees and, in the case of charges brought by the MSD, excessive short-term trading by participants in some Putnam-administered 401(k) plans. Putnam Management agreed to pay $193.5 million in penalties and restitution, of which $153.5 million will be distributed to certain open-end Putnam funds and their shareholders after the SEC and MSD approve a distribution plan being developed by an independent consultant. The allegations of the SEC and MSD and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits filed against Putnam Management and, in a limited number of cases, against some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

In connection with a settlement between Putnam and the fund’s Trustees in September 2006, the funds received $1,061,280, $1,518,230 and $916,002 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the funds.

Note 8: New accounting pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. The Interpretation will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the funds’ financial statements as of that date. No determination has been made whether the adoption of the Interpretation will require the funds to make any adjustments to its net assets or have any other effect on the funds’ financial statements. The effects of implementing this pronouncement, if any, will be noted in the funds’ next semiannual financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Standard”). The Standard defines fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The Standard applies to fair value measurements already required or permitted by existing standards. The Standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Putnam Management is currently evaluating what impact the adoption of the Standard will have on the funds’ financial statements.

Brokerage commissions
(Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in Putnam’s Global Asset Allocation group for the year ended March 31, 2007. The other Putnam mutual funds in this group are Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Income Strategies Fund, Putnam RetirementReady Funds, and Putnam VT Global Asset Allocation Fund.

The top five firms that received brokerage commissions for trades executed for the Global Asset Allocation group are (in descending order) Merrill Lynch, Citigroup Global Markets, Morgan Stanley Dean Witter, Goldman Sachs, and UBS Warburg. Commissions paid to these firms together represented approximately 51% of the total brokerage commissions paid for the year ended March 31, 2007.

Commissions paid to the next 10 firms together represented approximately 28% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Company, CIBC World Markets, Credit Suisse First Boston, Deutsche Bank Securities, Lazard Freres & Co., Lehman Brothers, RBC Capital Markets, SG Cowen, and Wachovia Securities.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on Form N-SAR.

Putnam puts your
interests first

In January 2004, Putnam began introducing a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. Visit www.putnam.com for details.

Cost-cutting initiatives

Reduced sales charges The maximum sales charge for class A shares has been reduced to 5.25% for equity funds (formerly 5.75%) and 3.75% for most income funds (formerly 4.50%) . The maximum sales charge for class M shares has been reduced to 3.25% for equity funds (formerly 3.50%) .*

Lower class B purchase limit To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be refused.)

Ongoing expenses will be limited Through calendar 2007, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund’s industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

Improved disclosure

Putnam fund prospectuses and shareholder reports have been revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, turnover comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts has also been enhanced to alert investors to potential cost savings.

Protecting investors’ interests

Short-term trading fee introduced To discourage short-term trading, which can interfere with a fund’s long-term strategy, a 1% short-term trading fee may be imposed on any Putnam fund shares (other than money market funds) redeemed or exchanged within seven calendar days of purchase (for certain funds, this fee applies for 90 days).

* The maximum sales charge for class A shares of Putnam Limited Duration Government Income Fund and Putnam Floating Rate Income Fund remains 3.25% .

Fund information

Founded nearly 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager	Officers	Francis J. McNamara, III
Putnam Investment	George Putnam, III	Vice President and
Management, LLC	President	Chief Legal Officer
One Post Office Square
Boston, MA 02109	Charles E. Porter	Robert R. Leveille
	Executive Vice President,	Chief Compliance Officer
Marketing Services	Principal Executive Officer,
Putnam Retail Management	Associate Treasurer and	Mark C. Trenchard
One Post Office Square	Compliance Liaison	Vice President and
Boston, MA 02109		BSA Compliance Officer
Jonathan S. Horwitz
Custodians	Senior Vice President	Judith Cohen
Putnam Fiduciary Trust	and Treasurer	Vice President, Clerk and
Company, State Street Bank		Assistant Treasurer
and Trust Company	Steven D. Krichmar
	Vice President and	Wanda M. McManus
Legal Counsel	Principal Financial Officer	Vice President, Senior Associate
Ropes & Gray LLP		Treasurer and Assistant Clerk
Janet C. Smith
Trustees	Vice President, Principal	Nancy E. Florek
John A. Hill, Chairman	Accounting Officer and	Vice President, Assistant Clerk,
Jameson Adkins Baxter,	Assistant Treasurer	Assistant Treasurer and
Vice Chairman		Proxy Manager
Charles B. Curtis	Susan G. Malloy
Myra R. Drucker	Vice President and
Charles E. Haldeman, Jr.	Assistant Treasurer
Paul L. Joskow
Elizabeth T. Kennan	Beth S. Mazor
Kenneth R. Leibler	Vice President
Robert E. Patterson
George Putnam, III	James P. Pappas
W. Thomas Stephens	Vice President
Richard B. Worley
Richard S. Robie, III
Vice President

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109

www.putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

Forwarding Service Requested

Not FDIC Insured	May Lose Value	No Bank Guarantee

SA060 243437 5/07

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam

Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: May 29, 2007

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: May 29, 2007